UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number            811-23477
                                    BNY Mellon ETF Trust
(Exact name of registrant as specified in charter)
240 Greenwich Street
                        New York, New York 10286
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq.
240 Greenwich Street
                        New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6400
Date of fiscal year end:  October 31
Date of reporting period:  April 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission,
100 F Street, NE
, Washington, DC 20549
. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
(a)

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).
BNY Mellon ETF Trust
SEMIANNUAL REPORT April 30, 2021
BNY Mellon US Large Cap Core Equity ETF
BNY Mellon US Mid Cap Core Equity ETF
BNY Mellon US Small Cap Core Equity ETF
BNY Mellon International Equity ETF
BNY Mellon Emerging Markets Equity ETF
BNY Mellon Core Bond ETF
BNY Mellon Short Duration Corporate Bond ETF
BNY Mellon High Yield Beta ETF

Contents
The Funds
Discussion of Funds’ Performance 3
Understanding Your Fund’s Expenses 19
Statements of Investments 20
Statements of Assets and Liabilities 101
Statements of Operations 104
Statements of Changes in Net Assets 107
Financial Highlights 111
Notes to Financial Statements 119
FOR MORE INFORMATION
Back Cover
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The views expressed herein are current to the date of this report. These views and the composition of the funds’ portfolios are subject to change at any time based on market and other conditions.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

DISCUSSION OF FUND PERFORMANCE
(Unaudited)
For the period November 1, 2020, through April 30, 2021, as provided by
Thomas J. Durante, CFA, David France, CFA, Todd Frysinger, CFA,
Vlasta Sheremeta, CFA, Michael Stoll, and Marlene Walker Smith,
Portfolio Managers
Market and Fund Performance Overview
For the six-month period ending April 30, 2021, the BNY
Mellon US Large Cap Core Equity ETF produced a total return
of 27.50%.
1
In comparison, the Morningstar
®
US Large Cap
Index
SM
(the “Index”), the fund’s benchmark, returned 27.57%
for the same period.
2
Large-cap equities gained ground during the reporting period amid central bank policies that supported investor confidence, the implementation of a COVID-19 vaccine rollout and impending
economic reopening. The difference in returns between the fund and the Index during the reporting period was primarily the result of transaction costs that are not reflected in the Index’s results.
The Fund’s Investment Approach
The fund seeks to match the performance of the Index. To
pursue its goal, the fund normally invests substantially all of its assets in equity securities comprising the Morningstar
®
US Large
Cap Index
SM
.
The Index is a float-adjusted market capitalization weighted index designed to measure the performance of U.S. large-
capitalization stocks. The Index’s initial universe of eligible securities includes common stock, tracking stock and shares of real estate investment trusts (REITs) issued by U.S. companies and traded on the New York Stock Exchange, NASDAQ or
NYSE Market LLC. At each reconstitution, the initial universe is screened to exclude securities based on the number of non-
trading days in the preceding quarter and trading volume during the preceding six-month period. Securities with more than 10 non-trading days in the preceding quarter, or that have a bottom
25% liquidity score as ranked by the Index provider based on the preceding six-month trading volume, are excluded. The
remaining securities comprise the investable universe. The Index is composed of the securities of companies whose cumulative
total market capitalization represents approximately the top 70%
of the remaining securities comprising the investable universe.
The Index rebalances quarterly in March, June, September
and December, and reconstitutes semi-annually in June and
December.
Stimulus and Optimism Supports Equity Rally
After a bout of fall volatility, investor sentiment turned optimistic in November 2020. Resolution in the U.S. presidential election and promising progress towards a COVID-19 vaccine helped
stocks resurrect their upward momentum. December 2020
brought vaccine approvals and passage of another U.S. fiscal stimulus package, both of which helped to support the rally.
Ten-year U.S. Treasury rates began to rise as market participants anticipated the beginning of a strong global economic recovery.
A strong rotation began out of companies that were able to
benefit in the COVID-19 economy, such as technology and
growth stocks. Investors began to support COVID-19-sensitive sectors of the market, which had previously lagged, as well as cyclical areas of the market on the theory that these sectors were offering more attractive valuations and would benefit most from economic reopening.
As the equity rally continued and sentiment strengthened, global bond yields rose and investors pulled back in March 2021.
Economic centers of Europe such as Italy, France and Spain
reinstituted lockdown measures as COVID-19 cases once again
began to surge. During the month, the U.S. government passed another COVID-19 relief bill. The Biden administration also
began to lay the groundwork for an infrastructure plan. Investor concerns were mollified as earnings season brought positive
financial news from reporting companies. The equity rally
continued in April. Stocks produced strong results for the six months.
Information Technology Stocks Lead the Market
The information technology sector was among the leading
contributors to returns during the period. During a time when people were still mostly at home, companies that produce
products and services that support or facilitate working from home, online payments and gaming were among the strongest
performers. Semiconductor and chip manufacturers, software
companies, financial technology companies and cybersecurity
companies all saw heavy demand for their products and
services. The financial sector was also a leading performer. An improvement in the stock prices of banks supported sector
returns. As interest rates increase, banks are able to make more money on lending products, which increases their profitability.
Banks are also well capitalized due to regulations put in place after the 2008 financial crisis. The communication services sector was also a leading contributor to results. Companies such as
Facebook and Alphabet, which have seen increased usage since the start of the pandemic, drove returns.
In a period of such strong equity returns, few sectors lagged the broader market. The consumer staples sector faced a headwind from household products companies. People stockpiled cleaning supplies at the start of the pandemic, so demand fell during the six-month reporting period since people already had these products on hand. The utilities sector was also a laggard. It is typically viewed as more defensive in nature, which was out of favor during the period.
Replicating the Performance of the Index
Although we do not actively manage the fund’s investments in response to macroeconomic trends, it is worth noting that while
COVID-19 and resulting economic implications continue to
impact markets and the economy, the U.S. government and U.S.
Federal Reserve remain dedicated to supporting capital markets and the economy with various fiscal and monetary techniques.
We expect the vaccine rollout and resulting economic reopening to support markets as well. As always, we continue to monitor factors that affect the fund’s investments.

DISCUSSION OF FUND PERFORMANCE
(Unaudited) (continued)
May 17, 2021

DUE TO RECENT MARKET VOLATILITY, CURRENT PERFORMANCE
MAY BE DIFFERENT THAN THE FIGURES SHOWN. Investors should
note that the fund’s short-term performance is highly unusual, in part due to unusually favorable market conditions, and is unlikely to be repeated or consistently achieved in the future.
ETFs trade like stocks, are subject to investment
risk, including possible loss of principal. ETF shares are listed on an exchange, and shares are generally purchased and sold in the secondary market at market price. At times, the market price may be at a premium or discount to the ETF’s per share NAV. In addition,
ETFs are subject to the risk that an active trading market for an ETF’s shares may not develop or be maintained. Buying or selling ETF shares on an exchange may require payment of brokerage commissions.

Source: Morningstar, Inc. — The Morningstar
®
US Large Cap Index
SM
is a float-
adjusted, market- capitalization weighted index that is designed to measure the performance of U.S. large-capitalization stocks. The Index’s initial universe of eligible securities includes common stock, tracking stock and shares of real estate investment trusts (REITs) issued by U.S. companies and traded on the New York Stock Exchange, NASDAQ or NYSE
Market LLC. At each reconstitution, the initial universe is screened to exclude securities based on the number of non-trading days in the preceding quarter and trading volume during the preceding six-month period. Securities with more than 10 non-trading days in the preceding quarter, or that have a bottom 25% liquidity score as ranked by the index provider based on the preceding six-month trading volume, are excluded. The remaining securities comprise the investable universe. The Index is composed of the securities of companies whose cumulative total market capitalization represents approximately the top 70% of the remaining securities comprising the investable universe. Investors cannot invest directly in any index. Investors cannot invest directly in any index.

Morningstar
®
a service mark of Morningstar, Inc. and has been licensed for use for certain purposes by the Adviser. The fund is not sponsored, endorsed, sold or promoted by Morningstar, and Morningstar makes no representation regarding the advisability of investing in the fund.
Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund's exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

DISCUSSION OF FUND PERFORMANCE
(Unaudited)
For the period November 1, 2020, through April 30, 2021, as provided by
Thomas J. Durante, CFA, David France, CFA, Todd Frysinger, CFA,
Vlasta Sheremeta, CFA, Michael Stoll, and Marlene Walker Smith,
Portfolio Managers
Market and Fund Performance Overview
For the six-month period ended April 30, 2021, BNY Mellon
US Mid Cap Core Equity ETF produced a total return of
34.25%.
1
In comparison, the Morningstar
®
US Mid Cap Index
SM
(the “Index”), the fund’s benchmark, produced a total return of
34.64% for the same period.
2,3
Mid-cap equities gained ground during the reporting period amid central bank policies that supported investor confidence, the implementation of a COVID-19 vaccine rollout and impending
economic reopening. The difference in returns between the fund and the Index during the reporting period was primarily the
result of transaction costs and operating expenses that are not reflected in the Index’s results.
The Fund’s Investment Approach
The fund seeks to match the performance of the Index. To
pursue its goal, the fund normally invests substantially all of its assets in equity securities comprising the Morningstar
®
US Mid
Cap Index
SM
.
The Index is a float-adjusted, market capitalization-weighted index designed to measure the performance of U.S. medium-
capitalization stocks. The Index’s initial universe of eligible securities includes common stock, tracking stock and shares of real estate investment trusts (REITs) issued by U.S. companies and traded on the New York Stock Exchange, NASDAQ or
NYSE Market LLC. At each reconstitution, the initial universe is screened to exclude securities based on the number of non-
trading days in the preceding quarter and trading volume during the preceding six-month period. Securities with more than 10 non-trading days in the preceding quarter, or that have a bottom
25% liquidity score as ranked by the Index provider based on the preceding six-month trading volume, are excluded. The
remaining securities comprise the investable universe. The Index is composed of the securities of companies whose cumulative
total market capitalization falls approximately between the
bottom 10%-30% of the remaining securities comprising the
investable universe. The Index rebalances quarterly in March,
June, September and December, and reconstitutes semi-annually in June and December.
Stimulus and Optimism Supports Equity Rally
After a bout of fall volatility, investor sentiment turned optimistic in November 2020. Resolution in the U.S. presidential election and promising progress towards a COVID-19 vaccine helped
stocks resurrect their upward momentum. December 2020
brought vaccine approvals and passage of another U.S. fiscal stimulus package, both of which helped to support the rally.
Ten-year U.S. Treasury rates began to rise as market participants anticipated the beginning of a strong global economic recovery.
A strong rotation began out of companies that were able to
benefit in the COVID-19 economy, such as technology and
growth stocks. Investors began to support COVID-19-sensitive sectors of the market, which had previously lagged, as well as cyclical areas of the market on the theory that these sectors were offering more attractive valuations and would benefit most from economic reopening.
As the equity rally continued and sentiment strengthened, global bond yields rose and investors pulled back in March 2021.
Economic centers of Europe such as Italy, France and Spain
reinstituted lockdown measures as COVID-19 cases once again
began to surge. During the month, the U.S. government passed another COVID-19 relief bill. The Biden administration also
began to lay the groundwork for an infrastructure plan. Investor concerns were mollified as earnings season brought positive
financial news from reporting companies. The equity rally
continued in April. Stocks produced strong results for the six months.
Strong Performance from Industrials Companies
During the six months, demand surged for products provided by industrials companies. Supply chain and production difficulties that existed in the beginning of the pandemic have since been remedied, causing a backlog of demand. This backlog has also given increased pricing power to manufacturers, allowing them to raise prices. Future earnings reports for these companies are expected to be high due to these factors. In addition, the renewed emphasis on “green initiatives” from global governments and
anticipated U.S. infrastructure spending is raising the outlook for the sector. The machinery and building products industries were among the leading performers for the period. The consumer
discretionary sector was also a strong contributor. The prospect of economic reopening led companies in the hotels, restaurants and leisure industry to outperform the broader market. Specialty retail has also seen a boost due to increased consumer spending and shoppers once again visiting bricks-and-mortar stores. The financials sector benefited from rising rates and an increased demand for lending products. Bank deposits and brokerage
account balances have also increased. Retirement benefit
companies are seeing a boost from an aging population. Banks are also well capitalized due to regulations put in place during the
2008 financial crisis.
During a period of such strong returns, some sectors did lag the broader market. The health care sector was one of the weakest performers, although it was still up over 20%. The utilities sector also trailed. Its label as a defensive sector worked against it during the period, as defensive sectors were not in favor.
Replicating the Performance of the Index
Although we do not actively manage the fund’s investments in response to macroeconomic trends, it is worth noting that while
COVID-19 and resulting economic implications continue to
impact markets and the economy, the U.S. government and U.S.
Federal Reserve remain dedicated to supporting capital markets and the economy with various fiscal and monetary techniques.

DISCUSSION OF FUND PERFORMANCE
(Unaudited) (continued)
We expect the vaccine rollout and resulting economic reopening to support markets as well. As always, we continue to monitor factors that affect the fund’s investments.
May 17, 2021
1
DUE TO RECENT MARKET VOLATILITY, CURRENT PERFORMANCE
MAY BE DIFFERENT THAN THE FIGURES SHOWN. Investors should
note that the fund’s short-term performance is highly unusual, in part due to unusually favorable market conditions, and is unlikely to be repeated or consistently achieved in the future.
ETFs trade like stocks, are subject to investment
risk, including possible loss of principal. ETF shares are listed on an exchange, and shares are generally purchased and sold in the secondary market at market price. At times, the market price may be at a premium or discount to the ETF’s per share NAV. In addition,
ETFs are subject to the risk that an active trading market for an ETF’s shares may not develop or be maintained. Buying or selling ETF shares on an exchange may require payment of brokerage commissions.
2
Source: Morningstar, Inc. — The Morningstar
®
US Mid Cap Index
SM
is a float-adjusted,
market capitalization-weighted index that is designed to measure the performance of U.S.
mid-capitalization stocks. The Index’s initial universe of eligible securities includes common stock, tracking stock and shares of real estate investment trusts (REITs) issued by U.S.
companies and traded on the New York Stock Exchange, NASDAQ or NYSE Market
LLC. At each reconstitution, the initial universe is screened to exclude securities based on the number of non-trading days in the preceding quarter and trading volume during the preceding six-month period. Securities with more than 10 non-trading days in the preceding quarter, or that have a bottom 25% liquidity score as ranked by the index provider based on the preceding six-month trading volume, are excluded. The remaining securities comprise the investable universe. The index is composed of the securities of companies whose cumulative total market capitalization falls approximately between the bottom 10%-30% of the remaining securities comprising the investable universe. Investors cannot invest directly in any index.
3
Morningstar
®
is a service mark of Morningstar, Inc. and has been licensed for use for certain purposes by the Adviser. The fund is not sponsored, endorsed, sold or promoted by Morningstar, and Morningstar makes no representation regarding the advisability of investing in the fund.
Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund's exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.
The prices of mid-cap company stocks tend to be more volatile than the prices of large company stocks, mainly because these companies have less established and more volatile earnings histories.
They also tend to be less liquid than larger company stocks.

DISCUSSION OF FUND PERFORMANCE
(Unaudited)
For the period November 1, 2020, through April 30, 2021, as provided by
Thomas J. Durante, CFA, David France, CFA, Todd Frysinger, CFA,
Vlasta Sheremeta, CFA, Michael Stoll, and Marlene Walker Smith,
Portfolio Managers
Market and Fund Performance Overview
For the six-month period ended April 30, 2021, the BNY Mellon
US Small Cap Core Equity ETF produced a total return of
45.70%.
1
In comparison, the Morningstar
®
US Small Cap Index
SM
(the “Index”), the fund’s benchmark, produced a 46.09% total return for the same period.
2,3
Small-cap equities gained ground during the reporting period amid central bank policies that supported investor confidence, the implementation of a COVID-19 vaccine rollout and impending
economic reopening. The difference in returns between the fund and the Index during the reporting period was primarily the
result of transaction costs and operating expenses that are not reflected in the Index’s results.
The Fund’s Investment Approach
The fund seeks to match the performance of the Index. To
pursue its goal, the fund normally invests substantially all of its assets in equity securities comprising the Morningstar
®
US Small
Cap Index
SM
.
The Index is a float-adjusted, market capitalization-weighted index designed to measure the performance of U.S. small-
capitalization stocks. The index’s initial universe of eligible securities includes common stock, tracking stock and shares of real estate investment trusts (REITs) issued by U.S. companies and traded on the New York Stock Exchange, NASDAQ or
NYSE Market LLC. At each reconstitution, the initial universe is screened to exclude securities based on the number of non-
trading days in the preceding quarter and trading volume during the preceding six-month period. Securities with more than 10 non-trading days in the preceding quarter, or that have a bottom
25% liquidity score as ranked by the Index provider based on the preceding six-month trading volume, are excluded. The
remaining securities comprise the investable universe. The Index is composed of the securities of companies whose cumulative
total market capitalization represents approximately the bottom
3%-10% of the remaining securities comprising the investable universe. The Index rebalances quarterly in March, June,
September and December, and reconstitutes semi-annually in
June and December.
Stimulus and Optimism Supports Equity Rally
After a bout of fall volatility, investor sentiment turned optimistic in November 2020. Resolution in the U.S. presidential election and promising progress towards a COVID-19 vaccine helped
stocks resurrect their upward momentum. December 2020
brought vaccine approvals and passage of another U.S. fiscal stimulus package, both of which helped to support the rally.
Ten-year U.S. Treasury rates began to rise as market participants anticipated the beginning of a strong global economic recovery.
A strong rotation began out of companies that were able to
benefit in the COVID-19 economy, such as technology and
growth stocks. Investors began to support COVID-19-sensitive sectors of the market, which had previously lagged, as well as cyclical areas of the market on the theory that these sectors were offering more attractive valuations and would benefit most from economic reopening.
As the equity rally continued and sentiment strengthened, global bond yields rose, and investors pulled back in March 2021.
Economic centers of Europe such as Italy, France and Spain
reinstituted lockdown measures as COVID-19 cases once again
began to surge. During the month, the U.S. government passed another COVID-19 relief bill. The Biden administration also
began to lay the groundwork for an infrastructure plan. Investor concerns were mollified as earnings season brought positive
financial news from reporting companies. The equity rally
continued in April. Stocks produced strong results for the six months.
Strong Performance from Industrials Companies
During the six months, demand surged for products provided by industrials companies. Supply chain and production difficulties that existed in the beginning of the pandemic have since been remedied, causing a backlog of demand. This backlog has also given increased pricing power to manufacturers, allowing them to raise prices. Future earnings reports for these companies are expected to be high due to these factors. In addition, the renewed emphasis on “green initiatives” from global governments
and anticipated U.S. infrastructure spending is also raising the outlook for the sector. The building products, transportation and air freight industries were among the leading performers for the period. The industrials sector is sensitive to economic cycles, and the prospect of economic reopening is providing a tailwind to stock prices. The anticipated increase in global trade in the coming year is also working to support valuations. The financials sector was another strong performer and benefited from rising rates and an increased demand for lending products. Bank
deposits and brokerage account balances have also increased.
Banks are also well capitalized due to regulations put in place during the 2008 financial crisis. Within information technology, the switch to 5G technology is stoking demand for chips. It is worth mentioning that the energy sector appreciated considerably during the period, but it is a very small portion of the Index, so it was not a significant driver of Index returns.
During a period of such strong returns, some sectors did lag the broader market. The consumer staples sector was one of
the weakest performers. The household products industry
provided the largest headwind. Consumers stockpiled items
such as cleaning products at the outset of the pandemic, leading to decreased demand during the recent six-month period. The
utilities sector also trailed. Its label as a defensive sector worked against it during the period, as defensive sectors were not in favor.

DISCUSSION OF FUND PERFORMANCE
(Unaudited) (continued)
Replicating the Performance of the Index
Although we do not actively manage the fund’s investments
in response to macroeconomic trends, it is worth noting that while COVID-19 and resulting economic implications continue
to impact markets and the economy, the U.S. government and
the U.S. Federal Reserve remain dedicated to supporting capital markets and the economy with various fiscal and monetary
techniques. We expect the vaccine rollout and resulting economic reopening to support markets as well. As always, we continue to monitor factors that affect the fund’s investments.
May 17, 2021
1
DUE TO RECENT MARKET VOLATILITY, CURRENT PERFORMANCE
MAY BE DIFFERENT THAN THE FIGURES SHOWN. Investors should
note that the fund’s short-term performance is highly unusual, in part due to unusually favorable market conditions, and is unlikely to be repeated or consistently achieved in the future.
ETFs trade like stocks, are subject to investment
risk, including possible loss of principal. ETF shares are listed on an exchange, and shares are generally purchased and sold in the secondary market at market price. At times, the market price may be at a premium or discount to the ETF’s per share NAV. In addition,
ETFs are subject to the risk that an active trading market for an ETF’s shares may not develop or be maintained. Buying or selling ETF shares on an exchange may require payment of brokerage commissions.
2
Source: Morningstar, Inc. — The Morningstar
®
US Small Cap Index
SM
is a float-
adjusted, market capitalization-weighted index that is designed to measure the performance of U.S. small-capitalization stocks. The Index’s initial universe of eligible securities includes common stock, tracking stock and shares of real estate investment trusts (REITs)
issued by U.S. companies and traded on the New York Stock Exchange, NASDAQ or
NYSE Market LLC. At each reconstitution, the initial universe is screened to exclude securities based on the number of non-trading days in the preceding quarter and trading volume during the preceding six-month period. Securities with more than 10 non-trading days in the preceding quarter, or that have a bottom 25% liquidity score as ranked by the index provider based on the preceding six-month trading volume, are excluded. The remaining securities comprise the investable universe. The Index is composed of the securities of companies whose cumulative total market capitalization represents approximately the bottom 3%-10% of the remaining securities comprising the investable universe. Investors cannot invest directly in any index.
3
Morningstar
®
is a service mark of Morningstar, Inc. and has been licensed for use for certain purposes by the Adviser. The fund is not sponsored, endorsed, sold or promoted by Morningstar, and Morningstar makes no representation regarding the advisability of investing in the fund.
4
Morningstar
®
is a service mark of Morningstar, Inc. and has been licensed for use for certain purposes by the Adviser. The fund is not sponsored, endorsed, sold or promoted by Morningstar, and Morningstar makes no representation regarding the advisability of investing in the fund.
Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
The prices of small company stocks tend to be more volatile than the prices of large company stocks, mainly because these companies have less established and more volatile earnings histories.
They also tend to be less liquid than larger company stocks.
Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund's exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

DISCUSSION OF FUND PERFORMANCE
(Unaudited)
For the period November 1, 2020, through April 30, 2021, as provided by
Thomas J. Durante, CFA, David France, CFA, Todd Frysinger, CFA,
Vlasta Sheremeta, CFA, Michael Stoll, and Marlene Walker Smith,
Portfolio Managers
Market and Fund Performance Overview
For the six-month period ended April 30, 2021, the BNY
Mellon International Equity ETF produced a total return of
29.18%.
1
This compares with a 29.13% total return for the fund’s
benchmark, the Morningstar
®
Developed Markets ex-US Large
Cap Index
SM
(the “Index”), during the same period.
2,3
International equities gained ground during the reporting period amid central bank policies that supported investor confidence, the implementation of a COVID-19 vaccine rollout and impending
economic reopening. The difference in returns between the fund and the Index was primarily the result of transaction costs and operating expenses that are not reflected in the Index’s results.
The Fund’s Investment Approach
The fund seeks to track the performance of the Index. To pursue its goal, the fund normally invests substantially all of its assets in equity securities comprising the Morningstar
®
Developed
Markets ex-US Large Cap Index
SM
, depositary receipts based on
securities comprising the Index, exchange-traded funds (ETFs)
providing exposure to such securities, and derivatives with
economic characteristics similar to such securities or the Index.
The fund’s derivatives investments may include futures, currency forwards, total return swaps and structured notes.
The Index is a float-adjusted, market capitalization-weighted index designed to measure the performance of developed
market (excluding the United States) large-capitalization stocks.
The Index’s initial universe of eligible securities includes equity securities (including common stock, preferred stock and shares of real estate investment trusts (REITs)), issued by developed market companies (excluding the United States) and traded on a major foreign exchange. At each reconstitution, the initial universe is screened to exclude securities based on the number of non-trading days, trading volume and turnover during the
preceding six-month period, and market capitalization. The Index rebalances quarterly in March, June, September and December, and reconstitutes semi-annually in June and December.
Stimulus and Optimism Supports Equity Rally
After a bout of fall volatility, investor sentiment turned optimistic in November 2020. Resolution in the U.S. presidential election and promising progress towards a COVID-19 vaccine helped
stocks resurrect their upward momentum. December 2020
brought vaccine approvals and passage of another U.S. fiscal stimulus package, both of which helped to support the rally.
Ten-year U.S. Treasury rates began to rise as market participants anticipated the beginning of a strong global economic recovery.
A strong rotation began out of companies that were able to
benefit in the COVID-19 economy, such as technology and
growth stocks. Investors began to support COVID-19-sensitive sectors of the market, which had previously lagged, as well as cyclical areas of the market on the theory that these sectors were offering more attractive valuations and would benefit most from economic reopening.
As the equity rally continued and sentiment strengthened, global bond yields rose, and investors pulled back in March 2021.
Economic centers of Europe such as Italy, France and Spain
reinstituted lockdown measures as COVID-19 cases once again
began to surge. During the month, the U.S. government passed another COVID-19 relief bill. The Biden administration also
began to lay the groundwork for an infrastructure plan. Investor concerns were mollified as earnings season brought positive
financial news from reporting companies. The equity rally
continued in April. Stocks produced strong results for the six months.
Consumer Discretionary Sector Drives Index
Returns
The consumer discretionary sector was among the leading
contributors to returns during the period. High demand from
Chinese consumers, which was one of the first markets impacted by COVID-19 and one of the first to recover, supported sales of several consumer brands during the six months. Luxury
goods saw the highest demand. Companies that provide online
gambling services also posted strong performance. Information technology was another standout performer. A shortage of chips and other semiconductor products has led to price increases
for these goods. Widespread 5G technology rollout and an
increased need for cloud storage has increased demand for these items. Software companies also saw increased demand for their products, as people continued to work from home and upgrade
their software. From a country perspective, companies based in
Japan made the largest contribution to returns, as performance was positive, and it is the largest country in the Index. European companies also posted strong performance. Banks based in
France were among the standout leaders, as were financial
companies based in the United Kingdom.
In a period of such strong equity returns, a few sectors trailed the broader market. The utilities sector lagged, due in part to its positioning as a defensive investment. Defensive investments were out of favor during the period. In addition, the real estate sector faced several headwinds. REITs that own office and
commercial real estate, as well as commuter transportation such as trains, faced difficulties as people in developed-world major metropolitan hubs largely continued to work from home.
Replicating the Performance of the Index
Although we do not actively manage the fund’s investments in response to macroeconomic trends, it is worth noting that while
COVID-19 and resulting economic implications continue to
impact markets and the economy, the U.S. government and U.S.
Federal Reserve remain dedicated to supporting capital markets and the economy with various fiscal and monetary techniques.
We expect the vaccine rollout and resulting economic reopening to support markets as well. As always, we continue to monitor factors that affect the fund’s investments.

DISCUSSION OF FUND PERFORMANCE
(Unaudited) (continued)
May 17, 2021
1
DUE TO RECENT MARKET VOLATILITY, CURRENT PERFORMANCE
MAY BE DIFFERENT THAN THE FIGURES SHOWN. Investors should
note that the fund’s short-term performance is highly unusual, in part due to unusually favorable market conditions, and is unlikely to be repeated or consistently achieved in the future.
ETFs trade like stocks, are subject to investment
risk, including possible loss of principal. ETF shares are listed on an exchange, and shares are generally purchased and sold in the secondary market at market price. At times, the market price may be at a premium or discount to the ETF’s per share NAV. In addition,
ETFs are subject to the risk that an active trading market for an ETF’s shares may not develop or be maintained. Buying or selling ETF shares on an exchange may require payment of brokerage commissions.
2
Source: Morningstar Inc. — The Morningstar
®
Developed Markets ex-US Large Cap
Index
SM
is a float-adjusted market capitalization weighted index designed to measure the performance of developed market (excluding the United States) large-capitalization stocks.
A country is considered developed if it meets the following criteria: (i) its annual per capita gross national income falls in the World Bank’s high-income category for the most recent three years; (ii) it has not had any broad-based discriminatory controls against non-domiciled investors for the most recent three years; and (iii) its stock markets exhibit the following characteristics: transparency, market regulation, operational efficiency, and the absence of broad-based investment restrictions. The index’s initial universe of eligible securities includes equity securities (including common stock, preferred stock and shares of real estate investment trusts (REITs)), issued by developed market companies (excluding the United
States) and traded on a major foreign exchange. At each reconstitution, the initial universe is screened to exclude securities based on the number of non-trading days, trading volume and turnover during the preceding six-month period, and market capitalization. Securities not previously part of the last reconstitution are excluded from a current reconstitution if the security has 20 or more non-trading days during the last six months or their trading volume and turnover ranks in the bottom 25% of the initial universe as determined by the index provider based on the preceding six months of trade data. Securities previously part of the last reconstitution are provided a one-time buffer and not excluded unless the security has
30 or more non-trading days (20 or more non-trading days after the one-time buffer) during the last six months or their trading volume and turnover ranks in the bottom 20% (bottom
25% after the one-time buffer) of the initial universe as determined by the index provider based on the preceding six months of trade data. Of the remaining securities, the index includes large capitalization securities from each eligible country, targeting the top 70% of stocks by market capitalization from each eligible country. Investors cannot invest directly in any index.
3
Morningstar
®
is a service mark of Morningstar, Inc. and has been licensed for use for certain purposes by the Adviser. The fund is not sponsored, endorsed, sold or promoted by Morningstar, and Morningstar makes no representation regarding the advisability of investing in the fund.
Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund's exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.
Currencies are subject to the risk that those currencies will decline in value relative to a local currency, or, in the case of hedged positions, that the local currency will decline relative to the currency being hedged. Each of these risks could increase the fund’s volatility.
Investing in foreign-denominated and/or domiciled securities involves special risks, including changes in currency exchange rates, political, economic and social instability, limited company information, differing auditing and legal standards and less market liquidity. These risks generally are greater with emerging-market countries.
Diversification cannot assure a profit or protect against loss.
The fund may, but is not required to, use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund's performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

DISCUSSION OF FUND PERFORMANCE
(Unaudited)
For the period November 1, 2020, through April 30, 2021, as provided by
Thomas J. Durante, CFA, David France, CFA, Todd Frysinger, CFA,
Vlasta Sheremeta, CFA, Michael Stoll, and Marlene Walker Smith,
Portfolio Managers
Market and Fund Performance Overview
For the six-month period ended April 30, 2021, the BNY Mellon
Emerging Markets Equity ETF produced a total return of
21.65%.
1
In comparison, the Morningstar
®
Emerging Markets
Large Cap Index
SM
(the “Index”), the fund’s benchmark, returned
21.88% for the same period.
2
Emerging-market equities gained value during the reporting
period, due largely to supportive central bank policies, increases in energy prices and the rollout of a COVID-19 vaccine. The
difference in returns between the fund and the Index was
primarily the result of transaction costs and operating expenses that are not reflected in the Index’s results.
The Fund’s Investment Approach
The fund seeks to track the performance of the Index. To pursue its goal, the fund normally invests substantially all of its assets in equity securities comprising the Morningstar
®
Emerging Markets
Large Cap Index
SM
, depositary receipts based on securities
comprising the Index, exchange-traded funds (ETFs) providing exposure to such securities, and derivatives with economic
characteristics similar to such securities or the Index. The fund’s derivatives investments may include futures, currency forwards, total return swaps and structured notes.
The Index is a float-adjusted, market-capitalization weighted
Index designed to measure the performance of emerging-
market, large-capitalization stocks. The Index’s initial universe of eligible securities includes equity securities (including common stock, preferred stock and shares of real estate investment trusts
(REITs)), issued by emerging-market companies and traded
on a major foreign exchange. At each reconstitution, the initial universe is screened to exclude securities based on the number of non-trading days, trading volume and turnover during the pre-
ceding six-month period, and market capitalization. The Index rebalances quarterly in March, June, September and December, and reconstitutes semi-annually in June and December.
Stimulus and Optimism Support Equity Rally
The rebound in emerging-equity market indices continued
and indeed accelerated during the final two months of
2020 as investors looked beyond near-term challenges, with
investor sentiment boosted by a raft of positive vaccine news.
Risk appetite was also bolstered by a series of well-received geopolitical developments, not least the U.S. presidential election outcome in early November, which saw Joe Biden voted in as
president. Additional fiscal support has also been forthcoming, with a $900 billion U.S. stimulus package agreed towards the end of December.
The positive sentiment carried over into the new year, and
emerging markets initially made strong gains, owing in large part to the strength of Chinese economic data. China’s GDP
(gross domestic product) rose by 2.3% in 2020, after growth
for the final quarter came in at 6.5% on a year-on-year basis, while the trade surplus rose to a record monthly level of U.S.$78 billion in December. Additional fiscal stimulus proposed by the new U.S. administration of $1.9 trillion, along with the positive progress of mass vaccination programs across countries, further supported equity markets. However, towards the end of February
2021, equity markets experienced a sell-off as expectations for global growth and inflation caused government bond yields to rise aggressively. The weakness continued through to the end of the reporting period, with China and India notable laggards. The key drivers to weakness in the Chinese market were regulatory and geopolitical news flow, expectations of monetary-policy
normalization and forced selling in positions held by private investment firm Archegos Capital Management, while India
is suffering from a devastating second wave of COVID-19
infections and deaths.
Technology Stocks Lead the Market
The information technology sector was among the leading
contributors to returns for the period. China-based software, online payment provider and semiconductor companies saw high demand for their products. Consumers spent a lot of time at
home during the six months, stoking demand for online activities such as browsing social media, shopping, gaming and working.
Companies that provide products and services which support
these activities led the market. The financials sector was another strong performer. Banks were a leading source of returns within the sector, particularly those based in Russia, the Middle East and Brazil. Within the materials sector, which was also among the leading performers, metals and mining companies were a
standout leader. Iron ore prices rose during the period to seven-
year highs. The manufacturing industry also did well. Chinese economic activity helped support demand for these companies’
products.
In a period of such strong equity returns, there were a few sectors that lagged the broader market. The consumer discretionary
sector was pulled down by Alibaba, which had difficulties with
Chinese regulators during the six months. In addition, the real estate sector was flat for the period. Chinese regulators were concerned over possible default rates on property loans, so they ordered banks to unload some of their real estate holdings. The mass liquidation drove down prices.
Replicating the Performance of the Index
Although we do not actively manage the fund’s investments in response to macroeconomic trends, it is worth noting that while
COVID-19 and resulting economic implications continue to
impact markets and the economy, the U.S. government and U.S.
Federal Reserve remain dedicated to supporting capital markets and the economy with various fiscal and monetary techniques.

DISCUSSION OF FUND PERFORMANCE
(Unaudited) (continued)
We expect the vaccine rollout and resulting economic reopening to support markets as well. As always, we continue to monitor factors that affect the fund’s investments.
May 17, 2021
1
DUE TO RECENT MARKET VOLATILITY, CURRENT PERFORMANCE
MAY BE DIFFERENT THAN THE FIGURES SHOWN. Investors should
note that the fund’s short-term performance is highly unusual, in part due to unusually favorable market conditions, and is unlikely to be repeated or consistently achieved in the future.
ETFs trade like stocks, are subject to investment
risk, including possible loss of principal. ETF shares are listed on an exchange, and shares are generally purchased and sold in the secondary market at market price. At times, the market price may be at a premium or discount to the ETF’s per share NAV. In addition,
ETFs are subject to the risk that an active trading market for an ETF’s shares may not develop or be maintained. Buying or selling ETF shares on an exchange may require payment of brokerage commissions. The fund’s return reflects the absorption of certain fund expenses by BNY Mellon ETF Investment Adviser, LLC pursuant to an agreement in effect through March 1, 2022, at which time it may be extended, modified or terminated.
2
Source: Morningstar Inc. — The Morningstar
®
Emerging Markets Large Cap Index is
a float-adjusted, market- capitalization weighted index designed to measure the performance of emerging market, large-capitalization stocks. A country is considered emerging if: (i) its annual per capita gross national income does not fall in the World Bank’s high income category for the most recent three years; (ii) it has had broad-based discriminatory controls against non-domiciled investors during the most recent three years; and (iii) its stock markets do not exhibit any of the following characteristics: transparency, market regulation, operational efficiency, and the absence of broad-based investment restrictions. The index’s initial universe of eligible securities includes equity securities (including common stock, preferred stock and shares of real estate investment trusts (REITs)), issued by emerging market companies and traded on a major foreign exchange. At each reconstitution, the initial universe is screened to exclude securities based on the number of non-trading days, trading volume and turnover during the preceding six-month period, and market capitalization. Securities not previously part of the last reconstitution are excluded from a current reconstitution if the security has 20 or more non-trading days during the last six months or their trading volume and turnover ranks in the bottom 25% of the initial universe as determined by the index provider based on the preceding six months of trade data. Securities previously part of the last reconstitution are provided a one-time buffer and not excluded unless the security has
30 or more non-trading days (20 or more non-trading days after the one-time buffer) during the last six months or their trading volume and turnover ranks in the bottom 20% (bottom
25% after the one-time buffer) of the initial universe as determined by the index provider based on the preceding six months of trade data. Of the remaining securities, the Index includes large capitalization securities from each eligible country, targeting the top 70% of stocks by market capitalization from each eligible country. Investors cannot invest directly in any index.
3
Morningstar
®
is a service mark of Morningstar, Inc. and has been licensed for use for certain purposes by the Adviser. The fund is not sponsored, endorsed, sold or promoted by Morningstar, and Morningstar makes no representation regarding the advisability of investing in the fund.
Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund's exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.
Emerging markets tend to be more volatile than the markets of more mature economies and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The securities of companies located in emerging markets are often subject to rapid and large changes in price. An investment in this fund should be considered only as a supplement to a complete investment program for those investors willing to accept the greater risks associated with investing in emerging market countries.
Investing internationally involves special risks, including changes in currency exchange rates, political, economic, and social instability, a lack of comprehensive company information, differing auditing and legal standards and less market liquidity. These risks generally are greater with emerging-market countries than with more economically and politically established foreign countries.
The fund may, but is not required to, use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund's performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

DISCUSSION OF FUND PERFORMANCE
(Unaudited)
For the period from November 1, 2020 through April 30, 2021, as provided by Gregory A. Lee, CFA and Nancy G. Rogers, CFA, Portfolio
Managers
Market and Fund Performance Overview
For the period from November 1, 2020 through April 30, 2021, the BNY Mellon Core Bond ETF produced a total return of
-1.45%.
1
In comparison, the Bloomberg Barclays US Aggregate
Total Return Index (the “Index”) achieved a total return of
-1.52% for the same period.
2
Investment-grade, U.S. fixed-income securities produced negative returns over the reporting period in an environment of rising rates and economic recovery. Because the fund cannot hold all of the securities in the Index, the difference in returns between the fund and the Index is due primarily to sampling risk, the choice of securities selected to replicate the Index’s performance
The Fund’s Investment Approach
To pursue its goal, the fund normally invests substantially all of its assets in bonds comprising the Index and TBA transactions representing bonds included in the Index. The Index is designed to measure the investment grade, U.S. dollar-denominated,
fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, mortgage-
backed pass-through securities (agency fixed-rate), commercial mortgage-backed securities (agency and non-agency) and
other asset-backed securities having at least one year until final maturity. Treasury, government-related and corporate securities must have $300 million or more par amount outstanding. For
mortgage-backed pass-through securities, pool aggregates must have $1 billion or more par amount outstanding. Asset-backed securities must have a minimum deal size of $500 million and a minimum tranche size of $25 million. Commercial mortgage-
backed securities must have a minimum deal size of $500 million with at least $300 million outstanding and a minimum tranche size of $25 million.
To be included in the Index, securities must be rated investment grade (Baa3/BBB-/BBB- or higher) using the middle rating of
Moody’s, S&P and Fitch. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, the index provider may use other sources to classify securities by credit quality. The Index may include U.S.
dollar-denominated bonds issued by foreign issuers. Securities in the index are updated on the last business day of each month.
The fund seeks to maintain a dollar-weighted average maturity consistent with that of the Index.
Economic Recovery, Inflation and Tapering
Concerns Lead to Yield Curve Steepening
Fixed-income markets posted a negative performance during the reporting period, largely due to yield curve steepening. Yields at the longer end of the curve rose dramatically due to the
strengthening economic recovery, worries about inflation and concerns about when the Federal Reserve (the “Fed”) would
begin tapering its bond purchases.
A number of economic and political factors contributed to
losses in fixed-income markets early in the reporting period.
A $900 billion government relief package, including paycheck protection programs and the approval of COVID-19 vaccines,
sustained and strengthened the economic recovery. In addition, the Fed left short-term interest rates unchanged and continued its bond purchasing program, making it clear that it would continue the program until the economy reached full employment. The
November election also resolved the uncertainty that had
characterized the political environment until then.
The improved prospects of economic recovery, combined with
a decline in political uncertainty, led to an increase in investor risk appetite. As investors shifted to risk assets, prices on longer
Treasury securities fell, causing yields to rise.
In 2021, risk appetites remained strong on the passage of an additional $1.9 trillion federal stimulus and a proposal for $2.3 trillion infrastructure bill to come. The Fed also remained
accommodative and was expected to remain so through at
least the end of the year. As a result, the Treasury yield curve experienced continued steepening on expectations of robust
economic growth.
The combination of increased fiscal stimulus and easy monetary policy, led to some rising concerns about inflation and questions about whether the Fed would begin to reduce it bond purchases sooner than expected. These concerns also contributed to the yield curve steepening.
While the short end of the curve remained largely flat, the
longer end rose significantly. The yield on the 10-year Treasury rose from 0.87% to 1.63%, or 76 basis points, one of the largest moves in decades. This yield bottomed after the November
election at 0.76% and reached a high of 1.74% in March 2021.
Weak Treasury Performance Led the Market
The Index posted weak results during the period, led by
Treasuries, which make up approximately one-third of the Index.
Treasuries posted a loss of -3.42% as a result of the large run-up in yields. This rise stemmed from the increase in risk appetite that led investors into other segments of the fixed-income market and other risk assets.
On the other hand, other spread sectors of the market performed relatively well. Corporate bonds outperformed Treasuries by
over 400 bps, led in particular by the industrial sector. Higher risk industrial sectors, including energy, performed especially well. The commercial mortgage-backed market also posted
strong excess returns, exceeding Treasuries by over 200 bps. The residential mortgage-backed market outperformed Treasuries
as well, posting an excess return of 47 bps, helped in part by purchases from the Fed.

DISCUSSION OF FUND PERFORMANCE
(Unaudited) (continued)
Replicating the Composition of the Index
As an index fund, we attempt to match closely the returns of the Index by approximating its composition and credit quality.
Although we do not actively manage the fund’s investments in response to the macroeconomic environment, we continue to
monitor factors which affect the fund’s investments.
May 17, 2021
1
Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. ETFs trade like stocks, are subject to investment risk, including possible loss of principal. ETF shares are listed on an exchange, and shares are generally purchased and sold in the secondary market at market price. At times, the market price may be at a premium or discount to the
ETF’s per share NAV. In addition, ETFs are subject to the risk that an active trading market for an ETF’s shares may not develop or be maintained. Buying or selling ETF shares on an exchange may require payment of brokerage commissions.
2
Source: Lipper Inc. — The Bloomberg Barclays US Aggregate Total Return Index is
designed to measure the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, mortgage-backed pass-through securities (agency fixed-rate), commercial mortgage-backed securities (agency and non-agency) and other asset-backed securities having at least one year until final maturity. Treasury, government-related and corporate securities must have $300 million or more par amount outstanding. For mortgage-backed pass-through securities, pool aggregates must have $1 billion or more par amount outstanding. Asset-backed securities must have a minimum deal size of $500 million and a minimum tranche size of $25 million. Commercial mortgage-backed securities must have a minimum deal size of $500 million with at least $300 million outstanding and a minimum tranche size of $25 million.
To be included in the index, securities must be rated investment grade (Baa3/BBB-/
BBB- or higher) using the middle rating of Moody’s, S&P and Fitch. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, the index provider may use other sources to classify securities by credit quality. The index may include U.S. dollar-denominated bonds issued by foreign issuers. Bloomberg
®
is a trademark
and service mark of Bloomberg Finance L.P. and its affiliates (collectively, “Bloomberg”).
BARCLAYS
®
is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including
Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays is affiliated with the BNY Mellon ETF Trust, and neither approves, endorses, reviews or recommends the fund. Neither Bloomberg nor Barclays guarantees the timeliness, accurateness or completeness of any data or information relating to the index, and neither shall be liable in any way to the Adviser, investors in the fund or other third parties in respect of the use or accuracy of the index or any data included therein. Investors cannot invest directly in any index.
Bonds are subject generally to interest-rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.
Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund's exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.
Indexing does not attempt to manage market volatility, use defensive strategies, or reduce the effects of any long-term periods of poor index performance. The correlation between fund and
Index performance may be affected by the fund’s expenses and use of sampling techniques, changes in securities markets, changes in the composition of the Index, and the timing of purchases and redemptions of fund shares.

DISCUSSION OF FUND PERFORMANCE
(Unaudited)
For the period from November 1, 2020 through April 30, 2021, as provided by Gregory A. Lee, CFA and Nancy G. Rogers, CFA, Portfolio
Managers
Market and Fund Performance Overview
For the six-month period ended April 30, 2021, the BNY Mellon
Short Duration Corporate Bond ETF produced a total return of
0.72%. In comparison, the Bloomberg Barclays US Corporate
Bond 1-5 Years Total Return Index (the “Index”) achieved a total return of 0.80% for the same period.
2
Short-term, investment-grade securities produced modestly
positive returns over the reporting period, in an environment of rising long-term rates and economic recovery. The difference in returns between the fund and the Index was primarily the result of operating expenses that are not reflected in the Index’s results.
The Fund’s Investment Approach
The fund seeks to track the performance of the Index. To pursue its goal, the fund normally invests substantially all of its assets in bonds comprising the Index. For bonds, “duration” refers to an investment’s “interest-rate risk,” or how sensitive a bond may be to changes in interest rates. For example, the market price of a fixed-income security with a duration of three years would be expected to decline 3% if interest rates rose 1%. Conversely, the market price of the same security would be expected to increase
3% if interest rates fell 1%.
The Index is designed to measure the market for investment
grade, US dollar-denominated, fixed-rate, taxable corporate
bonds with one to five years left to maturity. To be included in the Index, securities must have $300 million or more par amount outstanding and be rated investment grade (Baa3/BBB-/BBB
or higher) using the middle rating of Moody’s, S&P and Fitch.
When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used.
In cases where explicit bond level ratings may not be available, the Index provider may use other sources to classify securities by credit quality. The Index may include US dollar-denominated bonds issued by foreign issuers. Securities in the Index are updated on the last business day of each month. The fund seeks to maintain a dollar-weighted average maturity consistent with that of the Index.
Economic Recovery and Policy Support Benefit the
Market
Fixed-income markets broadly posted a negative performance
during the reporting period, but a number of economic and
political factors supported the corporate portion of the market.
Early in the reporting period, a $900 billion government relief package, including paycheck protection programs, and the
approval of COVID-19 vaccines sustained and strengthened
the economic recovery. In addition, the Federal Reserve (the
“Fed”) left short-term interest rates unchanged and continued
its bond purchasing program, saying it would continue it until the economy reached full employment. The November election
also resolved the uncertainty that had characterized the political environment.
In 2021, prospects for economic recovery remained strong in
part due to the passage of an additional $1.9 trillion federal stimulus and a proposal for $2.3 trillion infrastructure bill to come. The Fed also remained accommodative and was expected
to remain so through at least the end of the year. To support asset prices, the Fed also purchased corporate bonds and fixed-
income exchange-traded funds through December 31, 2021.
Financial and Higher-Risk Industrial Segments
Bolster Results
The performance of this fund relative to the broader fixed-
income market was helped primarily by the lack of Treasury
securities in the Index. In addition, the increase in investors’
risk appetites benefited corporate sectors of the market, and the fund’s shorter duration also protected it from the rise in longer-
term rates.
All sectors of the shorter-term corporate market posted positive returns. The finance sector posted a return of 0.86%, and the utilities sector gained 0.41%. The industrial sector returned
0.79%, led primarily by higher risk segments, including energy, consumer cyclicals and transportation.
Replicating the Composition of the Index
As an index fund, we attempt to match closely the returns of the Index by approximating its composition and credit quality.
Although we do not actively manage the fund’s investments in response to the macroeconomic environment, we continue to
monitor factors which affect the fund’s investments.
May 17, 2021
1
Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. ETFs trade like stocks, are subject to investment risk, including possible loss of principal. ETF shares are listed on an exchange, and shares are generally purchased and sold in the secondary market at market price. At times, the market price may be at a premium or discount to the
ETF’s per share NAV. In addition, ETFs are subject to the risk that an active trading market for an ETF’s shares may not develop or be maintained. Buying or selling ETF shares on an exchange may require payment of brokerage commissions.
2
Source: Lipper Inc. — Bloomberg Barclays US Corporate 1-5 Years Total Return Index
is designed to measure the market for investment grade, U.S. dollar-denominated, fixed rate, taxable corporate bonds with one to five years left to maturity. To be included in the index, securities must have $300 million or more par amount outstanding and be rated investment grade (Baa3/BBB-/BBB- or higher) using the middle rating of Moody’s, S&P and Fitch. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, the index provider may use other sources to classify securities by credit quality. The index may include U.S. dollar-denominated bonds issued by foreign issuers. Investors cannot invest directly in any index. BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays is affiliated with
BNY Mellon ETF Trust, and neither approves, endorses, reviews or recommends the fund.
Neither Bloomberg nor Barclays guarantees the timeliness, accurateness or completeness of any data or information relating to the index, and neither shall be liable in any way to the

DISCUSSION OF FUND PERFORMANCE
(Unaudited) (continued)
Adviser, investors in the fund or other third parties in respect of the use or accuracy of the index or any data included therein.
Bonds are subject generally to interest-rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.
Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund's exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.
Indexing does not attempt to manage market volatility, use defensive strategies, or reduce the effects of any long-term periods of poor index performance. The correlation between fund and
Index performance may be affected by the fund’s expenses and use of sampling techniques, changes in securities markets, changes in the composition of the Index, and the timing of purchases and redemptions of fund shares.

DISCUSSION OF FUND PERFORMANCE
(Unaudited)
For the period from November 1, 2020 through April 30, 2021, as provided by Paul Benson, CFA, CAIA, Manuel Hayes and Stephanie
Shu, CFA, Portfolio Managers
Market and Fund Performance Overview
For the six-month period ended April 30, 2021, the BNY Mellon
High Yield Beta ETF produced a total return of 7.86%.
1
In
comparison, the Bloomberg Barclays US Corporate High Yield
Total Return Index (the “Index”) achieved a total return of
7.97% for the same period.
2
U.S. high-yield securities produced positive returns over the reporting period, in an environment of economic recovery.
The difference in returns between the fund and the Index was primarily the result of operating expenses that are not reflected in the Index’s results.
The Fund’s Investment Approach
The fund uses a rules-based, systematic investment strategy that seeks to track an index designed to measure the performance of the high yield bond market. To pursue its goal, the fund normally invests substantially all of its assets in bonds comprising the
Bloomberg Barclays US Corporate High Yield Total Return
Index and derivatives with economic characteristics similar to such bonds or the Index. The fund’s derivatives investments may include credit default swap indexes, total return swaps, structured notes and futures.
The Index is designed to measure the U.S. dollar-denominated, high yield (junk), fixed-rate, taxable corporate bond market.
Bonds included in the Index must have $150 million or more
par amount outstanding and at least one year until final maturity.
Bonds are classified as high yield if the middle rating of Moody’s,
Fitch and S&P is Ba1/BB+/BB+ or below. When a rating from
only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, the Index provider may use other sources to classify securities by credit quality. The Index may include U.S. dollar-denominated bonds issued by foreign
issuers. Securities in the Index are updated on the last business day of each month. The fund seeks to maintain a dollar-weighted average maturity consistent with that of the Index.
Economic Recovery, Policy Support and Increased
Risk Appetites Benefit Market
While yields at the longer end of the Treasury curve rose
dramatically during the reporting period due to the strengthening economic recovery and worries about inflation, a number of
economic and political factors contributed to recovery in higher-
risk portions of the bond market.
A $900 billion government relief package, including paycheck protection programs and the approval of COVID-19 vaccines,
sustained and strengthened the economic recovery. In addition, the Federal Reserve (the “Fed”) left short-term interest rates unchanged and continued its bond purchasing program, making
it clear that it would continue it until the economy reached full employment. The November election also resolved the
uncertainty that had characterized the political environment.
High yield bonds benefited early in the reporting period from improved prospects of economic recovery and the decline in
political uncertainty, which led investors to shift into risk assets, including high yield bonds.
Prospects for continued economic recovery remained strong
in 2021 due in part to the passage of an additional $1.9 trillion federal stimulus and a proposal for $2.3 trillion more to come.
These improved growth prospects provided additional support
to higher-risk portions of the bond market, such as high yield bonds.
The Fed also remained accommodative in 2021 and was expected to remain so through at least the end of the year. To support asset prices, the Fed continued purchasing corporate bonds and fixed-income, exchange-traded funds.
Returns Bolstered by Economic Prospects and
Federal Reserve Support
The Index outperformed the more concentrated Bloomberg
Barclays U.S. High Yield Very Liquid Index by 0.15% for the
period and also outperformed the iBoxx USD Liquid High Yield
Index by .70%. This relative outperformance came in part due to the Index’s less liquid nature, as it offers an illiquidity premium that is not as available in more liquid indexes.
The fund was able to approximately match the performance of
the Index during this period due to its practice of maintaining a beta of 1.0 versus the Index. All segments of the Index
benefited from improved economic prospects and an increase in risk appetites. Monetary policy also provided support as the Fed continued its purchases of a variety of bonds.
Replicating the Composition of the Index
As an index fund, we attempt to match closely the returns of the Index by approximating its composition and credit quality.
Although we do not actively manage the fund’s investments in response to the macroeconomic environment, we continue to
monitor factors which affect the fund’s investments.
May 17, 2021
1
Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. ETFs trade like stocks, are subject to investment risk, including possible loss of principal. ETF shares are listed on an exchange, and shares are generally purchased and sold in the secondary market at market price. At times, the market price may be at a premium or discount to the
ETF’s per share NAV. In addition, ETFs are subject to the risk that an active trading market for an ETF’s shares may not develop or be maintained. Buying or selling ETF shares on an exchange may require payment of brokerage commissions.
2
Source: Lipper Inc. — The Bloomberg Barclays US Corporate High Yield Total Return
Index is designed to measure the U.S. dollar-denominated, high yield (junk), fixed-rate, taxable corporate bond market. Bonds included in the Index must have $150 million or more par amount outstanding and at least one year until final maturity. Bonds are classified as high yield if the middle rating of Moody’s, Fitch and S&P is Ba1/BB+/BB+ or below. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be

DISCUSSION OF FUND PERFORMANCE
(Unaudited) (continued)
available, the Index provider may use other sources to classify securities by credit quality. The
Index may include U.S. dollar-denominated bonds issued by foreign issuers. Bloomberg
®
is
a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively,
“Bloomberg”). BARCLAYS
®
is a trademark and service mark of Barclays Bank Plc
(collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices.
Neither Bloomberg nor Barclays is affiliated with the BNY Mellon ETF Trust, and neither approves, endorses, reviews or recommends the fund. Neither Bloomberg nor Barclays guarantees the timeliness, accurateness or completeness of any data or information relating to the Index, and neither shall be liable in any way to the Adviser, investors in the fund or other third parties in respect of the use or accuracy of the Index or any data included therein.
Investors cannot invest directly in any index.
Bonds are subject generally to interest-rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.
High yield bonds involve increased credit and liquidity risk than higher rated bonds and are considered speculative in terms of the issuer’s ability to pay interest and repay principal on a timely basis.
ETFs trade like stocks, are subject to investment risk, including possible loss of principal.
Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund's exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.
Indexing does not attempt to manage market volatility, use defensive strategies, or reduce the effects of any long-term periods of poor Index performance. The correlation between fund and
Index performance may be affected by the fund’s expenses and use of sampling techniques, changes in securities markets, changes in the composition of the Index and the timing of purchases and redemptions of fund shares.

UNDERSTANDING YOUR FUND’S EXPENSES
(Unaudited)

As a shareholder of a Fund, you incur ongoing costs, including investment management fees. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a fund and to compare these costs with the ongoing costs of investing in other funds. For more information, see your
Fund’s prospectus or talk to your financial adviser.
The examples are based on an initial investment of $1,000 invested at the beginning of the period and held for the period ended April 30, 2021.
Actual Expenses
The information under each column in the table below entitled “Actual” provides information about on how much a $1,000 investment would be worth at the close of the period, assuming net asset value total returns and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses paid for the period” to estimate the expenses you paid on your account during this period.
Hypothetical Example For Comparison Purposes
The information under each column in the table entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reﬂect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the ending account values and expenses paid for the period in the table are useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
(a)
Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended April 30, 2021. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.
For the six months ended April 30, 2021
Beginning account
value ($)
Ending account
value($)
Expense paid for the
period ($)
Annualized
expense ratios for
the period (%)
Actual Hypothetical Actual Hypothetical Actual
(a)
Hypothetical
(a)
BNY Mellon US Large Cap Core Equity ETF 1,000.00 1,000.00 1,275.00 1,024.79 0.00 0.00 0.00
BNY Mellon US Mid Cap Core Equity ETF 1,000.00 1,000.00 1,342.50 1,024.60 0.23 0.20 0.04
BNY Mellon US Small Cap Core Equity ETF 1,000.00 1,000.00 1,457.00 1,024.60 0.24 0.20 0.04
BNY Mellon International Equity ETF 1,000.00 1,000.00 1,291.80 1,024.60 0.23 0.20 0.04
BNY Mellon Emerging Markets Equity ETF 1,000.00 1,000.00 1,216.50 1,024.25 0.60 0.55 0.11
BNY Mellon Core Bond ETF 1,000.00 1,000.00 985.50 1,024.79 0.00 0.00 0.00
BNY Mellon Short Duration Corporate Bond ETF 1,000.00 1,000.00 1,007.20 1,024.50 0.30 0.30 0.06
BNY Mellon High Yield Beta ETF 1,000.00 1,000.00 1,078.60 1,023.70 1.13 1.10 0.22

STATEMENT OF INVESTMENTS
April 30, 2021 (Unaudited)
BNY Mellon US Large Cap Core Equity ETF
Description Shares Value ($)
Common Stocks – 99.9%
Communication Services – 13.1%
Activision Blizzard, Inc. 7,381 673,073
Alphabet, Inc., Class A
(a)
2,928 6,891,048
Alphabet, Inc., Class C
(a)
2,807 6,765,207
AT&T, Inc. 69,831 2,193,392
Charter Communications, Inc., Class A
(a)(b)
1,407 947,544
Comcast Corp., Class A 44,187 2,481,100
Electronic Arts, Inc. 2,919 414,732
Facebook, Inc., Class A
(a)
23,437 7,618,900
Netflix, Inc.
(a)
4,319 2,217,677
Snap, Inc., Class A
(a)(b)
9,140 565,035
T-Mobile US, Inc.
(a)
5,576 736,757
Twitter, Inc.
(a)
7,761 428,562
Verizon Communications, Inc. 40,508 2,340,957
Walt Disney Co. (The)
(a)
17,635 3,280,463
37,554,447
Consumer Discretionary – 12.8%
Amazon.com, Inc.
(a)
4,168 14,452,206
Booking Holdings, Inc.
(a)
398 981,500
Chipotle Mexican Grill, Inc., Class A
(a)
280 417,768
Dollar General Corp. 2,416 518,836
DoorDash , Inc., Class A
(a)(b)
317 45,385
eBay, Inc. 6,519 363,695
General Motors Co.
(a)
12,272 702,204
Home Depot, Inc. (The) 10,528 3,407,598
Las Vegas Sands Corp.
(a)
3,195 195,726
Lowe's Cos., Inc. 7,139 1,401,029
Lululemon Athletica , Inc.
(a)
1,179 395,283
Marriott International, Inc., Class A
(a)
2,605 386,895
McDonald's Corp. 7,312 1,726,217
MercadoLibre , Inc.
(a)
446 700,657
Nike, Inc., Class B 12,263 1,626,319
O'Reilly Automotive, Inc.
(a)
691 382,040
Ross Stores, Inc. 3,464 453,576
Starbucks Corp. 11,491 1,315,605
Target Corp. 4,813 997,542
Tesla, Inc.
(a)
7,488 5,312,287
TJX Cos., Inc. (The) 11,490 815,790
36,598,158
Consumer Staples – 6.1%
Altria Group, Inc. 18,193 868,716
Brown-Forman Corp., Class A 374 26,685
Brown-Forman Corp., Class B 1,674 127,693
Coca-Cola Co. (The) 37,918 2,046,814
Colgate-Palmolive Co. 8,392 677,234
Constellation Brands, Inc., Class A 1,600 384,512
Costco Wholesale Corp. 4,321 1,607,801
Estee Lauder Cos., Inc. (The), Class A 2,238 702,284
General Mills, Inc. 5,849 355,970
Keurig Dr Pepper, Inc.
(b)
6,052 216,964
Kimberly-Clark Corp. 3,291 438,756
Kraft Heinz Co. (The) 6,132 253,190
Mondelez International, Inc., Class A 13,882 844,165
Monster Beverage Corp.
(a)
3,445 334,337
PepsiCo, Inc. 13,536 1,951,350
Philip Morris International, Inc. 15,176 1,441,720
Procter & Gamble Co. (The) 23,938 3,193,808
Walmart, Inc. 13,591 1,901,517
17,373,516
Energy – 1.7%
Chevron Corp. 18,878 1,945,755
ConocoPhillips 12,976 663,593
BNY Mellon US Large Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.9% (continued)
Energy – 1.7% (continued)
Exxon Mobil Corp. 41,461 2,373,228
4,982,576
Financials – 10.9%
American Express Co. 6,354 974,386
Aon PLC, Class A 2,252 566,243
Bank of America Corp. 74,223 3,008,258
Bank of New York Mellon Corp. (The) 8,030 400,536
Berkshire Hathaway, Inc., Class B
(a)
18,633 5,123,143
BlackRock, Inc., Class A 1,376 1,127,357
Blackstone Group, Inc. (The), Class A 6,663 589,609
Capital One Financial Corp. 4,456 664,300
Charles Schwab Corp. (The) 14,508 1,021,363
Chubb Ltd. 4,312 739,896
Citigroup, Inc. 20,310 1,446,884
CME Group, Inc., Class A 3,574 721,912
Goldman Sachs Group, Inc. (The) 3,354 1,168,701
Intercontinental Exchange, Inc. 5,343 628,925
JPMorgan Chase & Co. 29,699 4,568,003
Marsh & McLennan Cos., Inc. 4,918 667,373
MetLife, Inc. 7,351 467,744
Moody's Corp. 1,549 506,074
Morgan Stanley 14,458 1,193,508
PNC Financial Services Group, Inc. (The) 4,117 769,673
Progressive Corp. (The) 5,694 573,614
S&P Global, Inc. 2,343 914,684
Truist Financial Corp. 13,055 774,292
US Bancorp 13,390 794,697
Wells Fargo & Co. 40,199 1,810,965
31,222,140
Health Care – 13.3%
Abbott Laboratories 17,387 2,087,831
AbbVie, Inc. 17,087 1,905,200
Align Technology, Inc.
(a)
702 418,062
Amgen, Inc. 5,716 1,369,782
Anthem, Inc. 2,380 902,948
Baxter International, Inc. 4,885 418,596
Becton, Dickinson & Co. 2,839 706,372
Biogen, Inc.
(a)
1,488 397,787
Boston Scientific Corp.
(a)
13,901 606,084
Bristol-Myers Squibb Co. 22,003 1,373,427
Centene Corp.
(a)
5,558 343,151
Cigna Corp. 3,413 849,871
CVS Health Corp. 12,753 974,329
Danaher Corp. 6,204 1,575,444
Edwards Lifesciences Corp.
(a)
6,051 577,992
Eli Lilly & Co. 7,732 1,413,178
Gilead Sciences, Inc. 12,124 769,510
HCA Healthcare, Inc. 2,577 518,132
Humana, Inc. 1,258 560,112
IDEXX Laboratories, Inc.
(a)
820 450,172
Illumina, Inc.
(a)
1,425 559,797
Intuitive Surgical, Inc.
(a)
1,152 996,480
Johnson & Johnson 25,602 4,166,213
Medtronic PLC 13,219 1,730,631
Merck & Co., Inc. 24,789 1,846,780
Pfizer, Inc. 54,482 2,105,729
Regeneron Pharmaceuticals, Inc.
(a)
1,035 498,146
Stryker Corp. 3,136 823,608
Thermo Fisher Scientific, Inc. 3,880 1,824,492
UnitedHealth Group, Inc. 9,240 3,684,912
Veeva Systems, Inc., Class A
(a)
1,379 389,499

BNY Mellon US Large Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.9% (continued)
Health Care – 13.3% (continued)
Vertex Pharmaceuticals, Inc.
(a)
2,572 561,210
Zoetis, Inc., Class A 4,661 806,493
38,211,970
Industrials – 7.1%
3M Co. 5,635 1,110,884
Boeing Co. (The)
(a)
5,323 1,247,232
Caterpillar, Inc. 5,282 1,204,877
Cintas Corp. 884 305,104
CoStar Group, Inc.
(a)
381 325,538
CSX Corp. 7,447 750,285
Cummins, Inc. 1,493 376,296
Deere & Co. 3,057 1,133,688
Eaton Corp. PLC 3,786 541,133
Emerson Electric Co. 5,684 514,345
FedEx Corp. 2,324 674,680
General Dynamics Corp. 2,343 445,709
General Electric Co. 85,357 1,119,884
Honeywell International, Inc. 6,885 1,535,630
Illinois Tool Works, Inc. 2,782 641,140
L3Harris Technologies, Inc. 2,017 422,017
Lockheed Martin Corp. 2,407 916,008
Norfolk Southern Corp. 2,486 694,191
Northrop Grumman Corp. 1,518 538,040
Raytheon Technologies Corp. 14,923 1,242,191
Roper Technologies, Inc. 1,019 454,922
Uber Technologies, Inc.
(a)
14,224 779,048
Union Pacific Corp. 6,557 1,456,244
United Parcel Service, Inc., Class B 6,935 1,413,769
Waste Management, Inc. 3,740 516,008
20,358,863
Information Technology – 29.8%
Accenture PLC, Class A 6,129 1,777,226
Adobe, Inc.
(a)
4,687 2,382,590
Advanced Micro Devices, Inc.
(a)
11,765 960,259
Amphenol Corp., Class A 5,659 381,077
Analog Devices, Inc. 3,508 537,285
Apple, Inc. 153,785 20,216,576
Applied Materials, Inc. 8,893 1,180,190
Autodesk, Inc.
(a)
2,109 615,638
Automatic Data Processing, Inc. 4,098 766,285
Broadcom, Inc. 3,953 1,803,359
Cisco Systems, Inc. 40,986 2,086,597
Cognizant Technology Solutions Corp., Class A 5,044 405,538
DocuSign, Inc., Class A
(a)
1,886 420,465
Fidelity National Information Services, Inc. 6,063 927,033
Fiserv, Inc.
(a)
5,609 673,753
Global Payments, Inc. 2,850 611,696
Intel Corp. 39,764 2,287,623
International Business Machines Corp. 8,701 1,234,498
Intuit, Inc. 2,647 1,090,988
LAM Research Corp. 1,383 858,082
Mastercard , Inc., Class A 8,558 3,269,669
Micron Technology, Inc.
(a)
10,845 933,429
Microsoft Corp. 73,461 18,525,395
NVIDIA Corp. 6,040 3,626,295
NXP Semiconductors NV 2,791 537,295
Oracle Corp. 18,074 1,369,828
PayPal Holdings, Inc.
(a)
11,419 2,995,090
Qualcomm, Inc. 10,946 1,519,305
salesforce.com, Inc.
(a)
8,976 2,067,352
ServiceNow , Inc.
(a)
1,911 967,673
BNY Mellon US Large Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.9% (continued)
Information Technology – 29.8% (continued)
Square, Inc., Class A
(a)
3,797 929,582
Synopsys, Inc.
(a)
1,536 379,484
Texas Instruments, Inc. 8,936 1,613,037
Twilio , Inc., Class A
(a)
1,551 570,458
Visa, Inc., Class A
(b)
16,508 3,855,608
Workday, Inc., Class A
(a)
1,818 449,046
Zoom Video Communications, Inc., Class A
(a)
1,970 629,553
85,454,857
Materials – 1.6%
Air Products & Chemicals, Inc. 2,132 615,039
Dow, Inc. 7,001 437,563
DuPont de Nemours, Inc. 5,230 403,285
Ecolab, Inc. 2,395 536,767
Linde PLC 5,176 1,479,508
Newmont Corp. 7,758 484,177
Sherwin-Williams Co. (The) 2,394 655,645
Southern Copper Corp. 1,029 71,423
4,683,407
Real Estate – 1.6%
American Tower Corp.
(c)
4,318 1,100,097
Crown Castle International Corp.
(c)
4,231 799,913
Digital Realty Trust, Inc.
(c)
2,769 427,284
Equinix , Inc.
(c)
866 624,178
Prologis, Inc.
(c)
7,165 834,937
Public Storage
(c)
1,457 409,650
SBA Communications Corp., Class A
(c)
1,037 310,810
4,506,869
Utilities – 1.9%
American Electric Power Co., Inc. 4,734 419,953
Dominion Energy, Inc. 8,111 648,069
Duke Energy Corp. 7,310 736,044
Exelon Corp. 9,347 420,054
NextEra Energy, Inc. 19,210 1,488,967
Sempra Energy 2,948 405,557
Southern Co. (The) 10,300 681,551
WEC Energy Group, Inc. 2,995 291,024
Xcel Energy, Inc. 5,030 358,639
5,449,858
Total Common Stocks (cost $253,254,774) 286,396,661
Principal
Amount ($)
Short-Term Investments – 0.0%
U.S. Treasury Securities – 0.0%
U.S. Treasury Bills, 0.03%, 6/24/2021
(d)(e)
(cost $17,000) 17,000 17,000
Total Short-Term Investments (cost $17,000) 17,000
Shares
Investment Companies – 0.0%
Registered Investment Companies – 0.0%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.01%
(f)(g)
(cost $123,441) 123,441 123,441

STATEMENT OF INVESTMENTS
(continued)
(a)
Non-income producing security.
(b)
Security, or portion thereof, on loan. At April 30, 2021, the value of the fund’s securities on loan was $5,573,216 and the value of the collateral was $5,743,425, consisting of cash collateral of
$47,936 and U.S. Government & Agency securities valued at $5,695,489.
(c)
Investment in a real estate investment trust.
(d)
Held by a counterparty for open exchange traded derivative contracts.
(e)
Security is a discount security. Income is recognized through the accretion of discount.
(f)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus. Holdings and transactions in these affiliated companies during the period ended April 30, 2021 are as follows:
(g)
The rate shown is the 1-day yield as of April 30, 2021.
BNY Mellon US Large Cap Core Equity ETF (continued)
Description Shares Value ($)
Investment of Cash Collateral for Securities Loaned – 0.0%
Registered Investment Companies – 0.0%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.01%
(f)(g)
(cost $47,936) 47,936 47,936
Total Investments (cost $253,443,151) 99.9% 286,585,038
Cash and Receivables (Net) 0.1% 165,412
Net Assets 100.0% 286,750,450
Description
Value
10/31/20 Purchases ($)
1
Sales ($)
Net Realized
Gain (Loss) ($)
Net Change
in Unrealized
Appreciation
(Depreciation) ($)
Value
4/30/21 Net Assets (%)
Dividends/
Distributions ($)
Investment Companies
Dreyfus Institutional
Preferred Government
Money Market Fund,
Institutional Shares 116,685 2,278,232 (2,271,476) — — 123,441 0.0 12
Investment of Cash Collateral for
Securities Loaned
Dreyfus Institutional
Preferred Government
Money Market Fund,
Institutional Shares 35,514 705,707 (693,285) — — 47,936 0.0 3,526
2
Total 152,199 2,983,939 (2,964,761) — — 171,377 0.0 3,538
1
Includes reinvested dividends/distributions.
2
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Portfolio Summary (Unaudited)
†
Value (%)
Information Technology 29.8
Health Care 13.3
Communication Services 13.1
Consumer Discretionary 12.8
Financials 10.9
Industrials 7.1
Consumer Staples 6.1
Utilities 1.9
Energy 1.7
Materials 1.6
Real Estate 1.6
Registered Investment Companies 0.0
U.S. Treasury Securities 0.0
99.9
†
Based on net assets.

See Notes to Financial Statements
Futures
Description
Number of
Contracts Expiration
Notional
Value ($)
Market
Value ($)
Unrealized
Appreciation
(Depreciation) ($)
Futures Long
S&P 500 E-mini 1 6/18/2021 196,647 208,720 12,073

STATEMENT OF INVESTMENTS
April 30, 2021 (Unaudited)
BNY Mellon US Mid Cap Core Equity ETF
Description Shares Value ($)
Common Stocks – 99.9%
Communication Services – 4.7%
Altice USA, Inc., Class A
(a)
2,831 102,794
Cable One, Inc. 61 109,190
Discovery, Inc., Class A
(a)(b)
1,847 69,558
Discovery, Inc., Class C
(a)
3,538 114,313
DISH Network Corp., Class A
(a)
3,019 135,221
Fox Corp., Class A 4,026 150,653
Fox Corp., Class B 1,847 67,194
IAC/InterActiveCorp
(a)
973 246,626
Interpublic Group of Cos., Inc. (The) 4,577 145,320
Liberty Broadband Corp., Class A
(a)
307 48,405
Liberty Broadband Corp., Class C
(a)
2,440 397,037
Liberty Media Corp.-Liberty Formula One, Class
A
(a)
315 13,047
Liberty Media Corp.-Liberty Formula One, Class
C
(a)
2,445 114,768
Liberty Media Corp.-Liberty SiriusXM , Class A
(a)
1,034 46,726
Liberty Media Corp.-Liberty SiriusXM , Class C
(a)
2,053 92,857
Live Nation Entertainment, Inc.
(a)(b)
1,705 139,605
Lumen Technologies, Inc. 11,777 151,099
Match Group, Inc.
(a)(b)
3,111 484,165
News Corp., Class A 4,700 123,116
News Corp., Class B 1,513 36,781
Omnicom Group, Inc. 2,519 207,213
Pinterest, Inc., Class A
(a)
6,169 409,437
Playtika Holding Corp.
(a)
721 20,029
Roku, Inc., Class A
(a)
1,297 444,832
Sirius XM Holdings, Inc.
(b)
13,389 81,673
Skillz , Inc., Class A
(a)(b)
2,935 51,421
Take-Two Interactive Software, Inc.
(a)
1,343 235,535
ViacomCBS , Inc., Class A
(b)
123 5,560
ViacomCBS , Inc., Class B 6,711 275,285
Zillow Group, Inc., Class A
(a)
431 57,474
Zillow Group, Inc., Class C
(a)
1,781 231,744
Zynga, Inc., Class A
(a)
11,580 125,296
4,933,974
Consumer Discretionary – 11.5%
Advance Auto Parts, Inc. 767 153,523
Airbnb, Inc., Class A
(a)(b)
871 150,430
Aptiv PLC
(a)
3,118 448,649
Aramark 3,043 118,281
Autoliv , Inc.
(a)
954 96,030
AutoZone, Inc.
(a)
264 386,528
Best Buy Co., Inc. 2,651 308,232
BorgWarner, Inc. 2,813 136,656
Bright Horizons Family Solutions, Inc.
(a)
697 100,947
Burlington Stores, Inc.
(a)
788 257,148
Caesars Entertainment, Inc.
(a)
2,406 235,403
CarMax, Inc.
(a)
1,918 255,554
Carnival Corp.
(a)(b)
9,325 260,727
Carvana Co., Class A
(a)(b)
725 206,813
Chegg , Inc.
(a)(b)
1,627 146,967
Contextlogic , Inc., Class A
(a)(b)
527 7,309
D.R. Horton, Inc. 3,834 376,844
Darden Restaurants, Inc. 1,530 224,482
Deckers Outdoor Corp.
(a)
316 106,871
Dollar Tree, Inc.
(a)
2,714 311,839
Domino's Pizza, Inc. 460 194,276
Draftkings , Inc., Class A
(a)(b)
3,666 207,716
Etsy, Inc.
(a)
1,468 291,824
Expedia Group, Inc.
(a)
1,625 286,374
Five Below, Inc.
(a)
646 130,020
Floor & Decor Holdings, Inc., Class A
(a)
1,199 132,993
BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.9% (continued)
Consumer Discretionary – 11.5% (continued)
Ford Motor Co.
(a)
45,344 523,270
Gap, Inc. (The) 2,345 77,619
Garmin Ltd. 1,706 234,131
Gentex Corp. 2,857 100,509
Genuine Parts Co. 1,700 212,449
Grubhub , Inc.
(a)
1,076 73,211
Hasbro, Inc. 1,530 152,159
Hilton Worldwide Holdings, Inc.
(a)
3,219 414,285
L Brands, Inc.
(a)
2,687 177,073
Lear Corp. 652 119,864
Lennar Corp., Class A 3,149 326,236
Lennar Corp., Class B 211 17,000
LKQ Corp.
(a)
3,263 152,415
MGM Resorts International 4,897 199,406
Mohawk Industries, Inc.
(a)
665 136,658
Newell Brands, Inc. 4,458 120,188
NVR, Inc.
(a)
40 200,724
Peloton Interactive, Inc., Class A
(a)
3,086 303,508
Penn National Gaming, Inc.
(a)
1,704 151,860
Pool Corp. 454 191,824
PulteGroup, Inc. 3,160 186,819
Quantumscape Corp., Class A
(a)(b)
1,526 55,760
Royal Caribbean Cruises Ltd.
(a)
2,507 217,984
Service Corp. International 1,890 101,002
Tractor Supply Co. 1,365 257,439
Ulta Beauty, Inc.
(a)
641 211,113
Vail Resorts, Inc.
(a)
481 156,402
VF Corp. 3,764 329,952
Wayfair, Inc., Class A
(a)(b)
844 249,461
Whirlpool Corp. 753 178,047
Williams-Sonoma, Inc. 884 150,943
Wynn Resorts Ltd.
(a)
1,226 157,418
Yum! Brands, Inc. 3,498 418,081
12,087,246
Consumer Staples – 4.4%
Archer-Daniels-Midland Co. 6,487 409,524
Beyond Meat, Inc.
(a)(b)
575 75,716
Boston Beer Co., Inc. (The), Class A
(a)(b)
106 128,948
Bunge Ltd. 1,656 139,800
Campbell Soup Co. 2,323 110,923
Casey's General Stores, Inc. 450 99,985
Church & Dwight Co., Inc. 2,880 246,931
Clorox Co. (The) 1,483 270,648
ConAgra Brands, Inc. 5,739 212,860
Darling Ingredients, Inc.
(a)
1,854 128,760
Hershey Co. (The) 1,688 277,338
Hormel Foods Corp. 3,305 152,691
JM Smucker Co. (The)
(b)
1,262 165,309
Kellogg Co. 2,949 184,077
Kroger Co. (The) 8,840 323,014
Lamb Weston Holdings, Inc. 1,749 140,795
McCormick & Co., Inc. 2,922 264,032
Molson Coors Beverage Co., Class B
(a)
2,133 117,208
Reynolds Consumer Products, Inc. 577 16,918
SYSCO Corp. 5,899 499,822
Tyson Foods, Inc., Class A 3,448 267,048
Walgreens Boots Alliance, Inc. 8,304 440,942
4,673,289
Energy – 4.4%
Baker Hughes Co., Class A 8,598 172,648
Cabot Oil & Gas Corp. 4,521 75,365

BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.9% (continued)
Energy – 4.4% (continued)
Cheniere Energy, Inc.
(a)
2,704 209,614
EOG Resources, Inc. 6,732 495,744
Halliburton Co. 10,478 204,950
Hess Corp. 3,208 239,028
Kinder Morgan, Inc. 22,470 383,113
Marathon Petroleum Corp. 7,537 419,434
Occidental Petroleum Corp. 9,833 249,365
Oneok , Inc. 5,137 268,871
Phillips 66 5,049 408,515
Pioneer Natural Resources Co. 2,387 367,192
Schlumberger NV 16,362 442,592
Valero Energy Corp. 4,706 348,056
Williams Cos., Inc. (The) 13,989 340,772
4,625,259
Financials – 12.1%
Aflac, Inc. 7,493 402,599
AGNC Investment Corp.
(c)
6,014 107,831
Alleghany Corp.
(a)
169 114,746
Allstate Corp. (The) 3,509 444,941
Ally Financial, Inc. 4,370 224,837
American Financial Group, Inc. 787 96,691
American International Group, Inc. 9,956 482,368
Ameriprise Financial, Inc. 1,344 347,290
Annaly Capital Management, Inc.
(c)
16,005 145,325
Apollo Global Management, Inc., Class A
(b)
2,421 134,051
Arch Capital Group Ltd.
(a)
4,583 181,991
Arthur J Gallagher & Co. 2,233 323,673
Assurant, Inc. 649 100,984
Brown & Brown, Inc. 2,788 148,266
Carlyle Group, Inc. (The) 1,424 60,748
Cincinnati Financial Corp. 1,706 192,232
Citizens Financial Group, Inc. 5,017 232,187
Commerce Bancshares, Inc. 1,268 98,663
Discover Financial Services 3,556 405,384
Equitable Holdings, Inc.
(b)
4,752 162,661
Erie Indemnity Co., Class A 307 65,704
Everest Re Group Ltd. 477 132,105
FactSet Research Systems, Inc. 454 152,644
Fidelity National Financial, Inc. 3,434 156,659
Fifth Third Bancorp 8,271 335,306
First Republic Bank 2,060 377,474
Franklin Resources, Inc. 3,238 97,140
Globe Life, Inc. 1,078 110,484
Hartford Financial Services Group, Inc. (The) 4,225 278,681
Huntington Bancshares, Inc. 11,535 176,716
KeyCorp 11,175 243,168
KKR & Co., Inc., Class A 6,747 381,745
Lincoln National Corp. 2,138 137,110
Loews Corp. 2,612 145,619
M&T Bank Corp. 1,468 231,489
Markel Corp.
(a)
158 185,874
MarketAxess Holdings, Inc. 434 211,992
Morningstar, Inc. 260 68,903
MSCI, Inc., Class A 956 464,396
NASDAQ, Inc. 1,347 217,594
Northern Trust Corp. 2,379 270,730
Principal Financial Group, Inc. 2,883 184,137
Prudential Financial, Inc. 4,623 463,964
Raymond James Financial, Inc. 1,381 180,607
Regions Financial Corp. 10,975 239,255
Reinsurance Group of America, Inc., Class A 816 106,513
BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.9% (continued)
Financials – 12.1% (continued)
RenaissanceRe Holdings Ltd. 565 95,378
SEI Investments Co. 1,458 89,580
State Street Corp. 4,105 344,615
SVB Financial Group
(a)
626 357,966
Synchrony Financial 6,335 277,093
T Rowe Price Group, Inc. 2,667 477,926
Travelers Cos., Inc. (The) 2,928 452,844
Voya Financial, Inc.
(b)
1,467 99,492
Willis Towers Watson PLC 1,487 384,925
WR Berkley Corp. 1,698 135,365
12,738,661
Health Care – 12.3%
10x Genomics, Inc., Class A
(a)
851 168,328
ABIOMED, Inc.
(a)
514 164,855
ACADIA Pharmaceuticals, Inc.
(a)
1,308 26,893
Agilent Technologies, Inc. 3,572 477,362
Alexion Pharmaceuticals, Inc.
(a)
2,531 426,929
Alnylam Pharmaceuticals, Inc.
(a)
1,346 189,302
Amedisys , Inc.
(a)
378 102,003
AmerisourceBergen Corp., Class A 1,750 211,400
Avantor , Inc.
(a)
6,206 198,840
BioMarin Pharmaceutical, Inc.
(a)
2,105 164,022
BIO-RAD Laboratories, Inc., Class A
(a)
242 152,492
Bio- Techne Corp. 456 194,935
Bruker Corp. 1,231 84,348
Cardinal Health, Inc. 3,379 203,889
Catalent , Inc.
(a)
2,001 225,053
Cerner Corp. 3,488 261,774
Charles River Laboratories International, Inc.
(a)
596 198,140
Chemed Corp. 191 91,033
Cooper Cos., Inc. (The) 580 238,316
DaVita, Inc.
(a)
821 95,671
DENTSPLY SIRONA, Inc. 2,569 173,433
DexCom , Inc.
(a)
1,122 433,204
Elanco Animal Health, Inc.
(a)
5,442 172,566
Encompass Health Corp. 1,197 101,577
Exact Sciences Corp.
(a)(b)
1,959 258,235
Exelixis , Inc.
(a)
3,574 87,992
Guardant Health, Inc.
(a)
985 156,595
Henry Schein, Inc.
(a)
1,676 121,510
Hill-Rom Holdings, Inc. 762 83,988
Hologic , Inc.
(a)
2,911 190,816
Horizon Therapeutics PLC
(a)
2,566 242,795
Incyte Corp.
(a)
2,156 184,079
Insulet Corp.
(a)
771 227,615
Ionis Pharmaceuticals, Inc.
(a)(b)
1,606 68,769
IQVIA Holdings, Inc.
(a)
2,229 523,124
Jazz Pharmaceuticals PLC
(a)
669 109,984
Laboratory Corp. of America Holdings
(a)
1,113 295,913
LHC Group, Inc.
(a)
359 74,769
Masimo Corp.
(a)
597 138,904
McKesson Corp. 1,872 351,112
Mettler -Toledo International, Inc.
(a)
270 354,596
Mirati Therapeutics, Inc.
(a)
470 78,123
Moderna , Inc.
(a)
3,504 626,585
Molina Healthcare, Inc.
(a)
667 170,152
Neurocrine Biosciences, Inc.
(a)(b)
1,106 104,506
Novocure Ltd.
(a)
1,002 204,508
Penumbra, Inc.
(a)
385 117,806
PerkinElmer, Inc. 1,314 170,334
Perrigo Co. PLC 1,601 66,650

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.9% (continued)
Health Care – 12.3% (continued)
PPD, Inc.
(a)
1,319 60,938
PRA Health Sciences, Inc.
(a)
767 128,005
Quest Diagnostics, Inc. 1,580 208,370
Quidel Corp.
(a)(b)
367 38,458
Repligen Corp.
(a)
594 125,756
ResMed , Inc. 1,706 320,677
Royalty Pharma PLC, Class A 934 41,096
Sarepta Therapeutics, Inc.
(a)(b)
921 65,244
Seagen , Inc.
(a)
1,467 210,896
STERIS PLC 1,010 213,130
Tandem Diabetes Care, Inc.
(a)
719 66,076
Teladoc Health, Inc.
(a)
1,497 258,008
Teleflex, Inc. 552 233,209
Universal Health Services, Inc., Class B 934 138,615
Viatris , Inc.
(a)
14,131 187,942
Waters Corp.
(a)
724 217,106
West Pharmaceutical Services, Inc. 879 288,769
Zimmer Biomet Holdings, Inc. 2,396 424,475
12,992,595
Industrials – 14.4%
AECOM
(a)
1,712 113,728
Allegion PLC 1,024 137,605
AMERCO 98 58,470
AMETEK, Inc. 2,709 365,525
AO Smith Corp. 1,581 107,113
Booz Allen Hamilton Holding Corp., Class A 1,626 134,877
Carlisle Cos., Inc. 601 115,182
Carrier Global Corp. 9,324 406,340
CH Robinson Worldwide, Inc. 1,582 153,581
Clarivate PLC
(a)
2,999 83,762
Copart , Inc.
(a)
2,442 304,053
Delta Air Lines, Inc.
(a)
7,412 347,771
Dover Corp. 1,634 243,777
Dun & Bradstreet Holdings, Inc.
(a)(b)
1,508 35,830
Equifax, Inc. 1,436 329,174
Expeditors International of Washington, Inc. 1,962 215,545
Fastenal Co. 6,765 353,674
Fortive Corp. 3,884 275,065
Fortune Brands Home & Security, Inc. 1,636 171,747
Generac Holdings, Inc.
(a)
748 242,315
Graco , Inc. 1,950 149,760
HEICO Corp. 498 70,118
HEICO Corp., Class A 867 109,485
Howmet Aerospace, Inc.
(a)
4,626 147,847
Hubbell, Inc., Class B 649 124,615
Huntington Ingalls Industries, Inc. 474 100,640
IAA, Inc.
(a)
1,540 96,727
IDEX Corp. 894 200,435
IHS Markit Ltd. 4,305 463,132
Ingersoll Rand, Inc.
(a)
4,268 210,882
Jacobs Engineering Group, Inc. 1,535 205,091
JB Hunt Transport Services, Inc. 946 161,492
Johnson Controls International PLC 8,407 524,092
Kansas City Southern 1,039 303,606
Knight-Swift Transportation Holdings, Inc., Class
A 1,418 66,816
Leidos Holdings, Inc. 1,534 155,364
Lennox International, Inc. 384 128,771
Lyft, Inc., Class A
(a)
2,999 166,924
Masco Corp. 2,926 186,913
Nikola Corp.
(a)(b)
988 11,431
BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.9% (continued)
Industrials – 14.4% (continued)
Nordson Corp. 619 130,863
Old Dominion Freight Line, Inc. 1,105 284,880
Otis Worldwide Corp. 4,773 371,674
Owens Corning 1,221 118,205
PACCAR, Inc. 3,993 358,891
Parker-Hannifin Corp. 1,499 470,401
Pentair PLC 1,939 125,085
Quanta Services, Inc. 1,605 155,107
Republic Services, Inc., Class A 2,473 262,880
Rockwell Automation, Inc. 1,343 354,901
Rollins, Inc. 2,685 100,097
Sensata Technologies Holding PLC
(a)
1,880 108,551
Snap-On, Inc. 650 154,440
Southwest Airlines Co.
(a)
6,791 426,339
Stanley Black & Decker, Inc. 1,882 389,141
Sunrun , Inc.
(a)(b)
1,628 79,772
Teledyne Technologies, Inc.
(a)
426 190,742
Textron, Inc. 2,552 163,941
Toro Co. (The) 1,291 147,949
Trane Technologies PLC 2,769 481,335
TransDigm Group, Inc.
(a)
642 394,021
TransUnion 2,234 233,654
Trex Co., Inc.
(a)(b)
1,341 144,815
United Airlines Holdings, Inc.
(a)
3,685 200,464
United Rentals, Inc.
(a)
832 266,198
Verisk Analytics, Inc., Class A 1,862 350,428
Watsco , Inc. 391 114,508
Westinghouse Air Brake Technologies Corp. 2,033 166,848
WW Grainger, Inc. 523 226,741
XPO Logistics, Inc.
(a)
1,178 163,883
Xylem, Inc. 2,113 233,803
15,149,832
Information Technology – 18.9%
Affirm Holdings, Inc., Class A
(a)(b)
354 24,957
Akamai Technologies, Inc.
(a)
1,916 208,269
Alteryx , Inc., Class A
(a)
625 51,094
Anaplan, Inc.
(a)
1,483 88,461
ANSYS, Inc.
(a)
1,016 371,511
Arista Networks, Inc.
(a)
645 203,285
Aspen Technology, Inc.
(a)
814 106,504
Avalara, Inc.
(a)
1,027 145,536
Bill.com Holdings, Inc.
(a)
690 106,695
Black Knight, Inc.
(a)
1,874 135,715
Broadridge Financial Solutions, Inc. 1,347 213,675
C3.Ai, Inc., Class A
(a)(b)
163 10,800
Cadence Design Systems, Inc.
(a)
3,229 425,485
CDW Corp. 1,629 290,500
Ceridian HCM Holding, Inc.
(a)
1,402 132,461
Ciena Corp.
(a)
1,752 88,424
Citrix Systems, Inc. 1,419 175,743
Cloudflare , Inc., Class A
(a)(b)
2,187 185,326
Cognex Corp. 2,059 177,321
Corning, Inc. 8,953 395,812
Coupa Software, Inc.
(a)
835 224,648
Cree, Inc.
(a)
1,350 134,217
Crowdstrike Holdings, Inc., Class A
(a)
2,201 458,931
Datadog , Inc., Class A
(a)(b)
2,381 204,218
Dell Technologies, Inc., Class C
(a)
2,710 266,474
Dynatrace , Inc.
(a)
2,166 112,719
Elastic NV
(a)
700 84,434
Enphase Energy, Inc.
(a)
1,467 204,280

BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.9% (continued)
Information Technology – 18.9% (continued)
Entegris , Inc. 1,590 179,002
EPAM Systems, Inc.
(a)
642 293,876
F5 Networks, Inc.
(a)
716 133,720
Fair Isaac Corp.
(a)
340 177,279
First Solar, Inc.
(a)
972 74,387
Five9, Inc.
(a)
769 144,549
FleetCor Technologies, Inc.
(a)
962 276,787
Flex Ltd.
(a)
5,688 98,971
Fortinet, Inc.
(a)
1,603 327,381
Gartner, Inc.
(a)
1,009 197,643
Genpact Ltd. 1,970 93,634
GoDaddy , Inc., Class A
(a)
1,965 170,601
Guidewire Software, Inc.
(a)
988 104,244
Hewlett Packard Enterprise Co. 15,340 245,747
HP, Inc. 14,917 508,819
HubSpot , Inc.
(a)
498 262,172
IPG Photonics Corp.
(a)
430 93,357
Jack Henry & Associates, Inc. 866 141,011
Juniper Networks, Inc. 3,883 98,589
Keysight Technologies, Inc.
(a)
2,136 308,332
KLA Corp. 1,785 562,900
Lumentum Holdings, Inc.
(a)(b)
864 73,483
Marvell Technology, Inc. 9,216 416,655
Maxim Integrated Products, Inc. 3,142 295,348
Microchip Technology, Inc. 3,144 472,512
MongoDB, Inc., Class A
(a)(b)
606 180,261
Monolithic Power Systems, Inc. 501 181,051
Motorola Solutions, Inc. 1,961 369,256
Ncino , Inc.
(a)
153 10,005
NetApp, Inc. 2,593 193,671
NortonLifeLock , Inc. 6,712 145,046
Nuance Communications, Inc.
(a)
3,263 173,494
Okta , Inc., Class A
(a)(b)
1,413 381,086
ON Semiconductor Corp.
(a)
4,803 187,317
Palo Alto Networks, Inc.
(a)
1,123 396,857
Paychex, Inc. 3,738 364,418
Paycom Software, Inc.
(a)
572 219,883
Paylocity Holding Corp.
(a)
426 82,320
Pegasystems , Inc. 477 60,550
PTC, Inc.
(a)
1,248 163,413
Qorvo , Inc.
(a)
1,314 247,255
RingCentral, Inc., Class A
(a)(b)
939 299,494
Seagate Technology PLC 2,443 226,808
Skyworks Solutions, Inc. 1,905 345,434
Slack Technologies, Inc., Class A
(a)
5,707 241,977
Smartsheet , Inc., Class A
(a)
1,317 78,098
Snowflake, Inc., Class A
(a)
702 162,576
SolarEdge Technologies, Inc.
(a)(b)
596 157,070
SolarWinds Corp.
(a)(b)
814 13,724
Splunk , Inc.
(a)
1,803 227,935
SS&C Technologies Holdings, Inc. 2,633 195,421
SYNNEX Corp. 452 54,782
TE Connectivity Ltd. 3,862 519,323
Teradyne, Inc. 1,946 243,406
Trade Desk, Inc. (The), Class A
(a)
494 360,279
Trimble, Inc.
(a)
2,864 234,848
Tyler Technologies, Inc.
(a)
477 202,658
Ubiquiti, Inc. 100 28,533
Universal Display Corp. 506 113,187
VeriSign, Inc.
(a)
1,171 256,180
VMware, Inc., Class A
(a)(b)
957 153,914
Western Digital Corp. 3,498 247,064
BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.9% (continued)
Information Technology – 18.9% (continued)
Western Union Co. (The) 4,670 120,299
Xilinx, Inc. 2,874 367,757
Zebra Technologies Corp., Class A
(a)
628 306,301
Zendesk , Inc.
(a)(b)
1,367 199,787
Zscaler , Inc.
(a)(b)
861 161,558
19,852,790
Materials – 6.0%
Albemarle Corp. 1,341 225,516
Amcor PLC 17,978 211,242
AptarGroup, Inc. 729 109,941
Avery Dennison Corp. 949 203,247
Ball Corp. 3,845 360,046
Celanese Corp., Class A 1,343 210,381
CF Industries Holdings, Inc. 2,496 121,381
Corteva , Inc. 8,620 420,311
Crown Holdings, Inc. 1,581 173,594
Eastman Chemical Co. 1,541 177,816
FMC Corp. 1,464 173,103
Freeport-McMoRan, Inc. 16,860 635,791
International Flavors & Fragrances, Inc., Class W 2,873 408,454
International Paper Co. 4,628 268,424
LyondellBasell Industries NV, Class A 3,028 314,125
Martin Marietta Materials, Inc. 715 252,481
Mosaic Co. (The) 4,136 145,504
Nucor Corp. 3,547 291,776
Packaging Corp. of America 1,131 166,992
PPG Industries, Inc. 2,717 465,259
Reliance Steel & Aluminum Co. 767 122,958
Royal Gold, Inc. 698 78,078
RPM International, Inc. 1,531 145,200
Scotts Miracle-GRO Co. (The) 458 105,871
Vulcan Materials Co. 1,560 278,054
Westlake Chemical Corp. 431 40,467
Westrock Co. 3,040 169,480
6,275,492
Real Estate – 6.4%
Alexandria Real Estate Equities, Inc.
(c)
1,488 269,477
American Homes 4 Rent, Class A
(c)
2,992 110,824
Americold Realty Trust
(c)
2,942 118,827
AvalonBay Communities, Inc.
(c)
1,601 307,392
Boston Properties, Inc.
(c)
1,609 175,944
Camden Property Trust
(c)
1,171 141,082
CBRE Group, Inc., Class A
(a)
3,878 330,406
CyrusOne , Inc.
(c)
1,386 100,942
Duke Realty Corp.
(c)
4,339 201,850
Equity LifeStyle Properties, Inc.
(c)
1,921 133,318
Equity Residential
(c)
4,019 298,330
Essex Property Trust, Inc.
(c)
743 215,856
Extra Space Storage, Inc.
(c)
1,539 228,834
Gaming and Leisure Properties, Inc.
(c)
2,540 118,085
Healthpeak Properties, Inc.
(c)
6,338 217,647
Host Hotels & Resorts, Inc.
(a)(c)
8,271 150,201
Invitation Homes, Inc.
(c)
6,457 226,383
Iron Mountain, Inc.
(b)(c)
3,460 138,815
Medical Properties Trust, Inc.
(c)
6,841 150,844
Mid-America Apartment Communities, Inc.
(c)
1,366 214,913
OMEGA Healthcare Investors, Inc.
(c)
2,708 102,904
Opendoor Technologies, Inc.
(a)(b)
3,671 74,411
Realty Income Corp.
(c)
4,329 299,350
Regency Centers Corp.
(c)
1,844 117,389
Simon Property Group, Inc.
(c)
3,795 462,003

STATEMENT OF INVESTMENTS
(continued)
(a)
Non-income producing security.
(b)
Security, or portion thereof, on loan. At April 30, 2021, the value of the fund’s securities on loan was $5,734,046 and the value of the collateral was $5,940,558, consisting of cash collateral of
$369,462 and U.S. Government & Agency securities valued at $5,571,096.
(c)
Investment in a real estate investment trust.
(d)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus. Holdings and transactions in these affiliated companies during the period ended April 30, 2021 are as follows:
BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.9% (continued)
Real Estate – 6.4% (continued)
Sun Communities, Inc.
(c)
1,295 216,045
UDR, Inc.
(c)
3,506 162,854
Ventas, Inc.
(c)
4,455 247,074
Vereit , Inc.
(c)
2,588 123,810
VICI Properties, Inc.
(b)(c)
6,134 194,448
Vornado Realty Trust
(c)
1,721 78,736
Welltower , Inc.
(c)
4,801 360,219
Weyerhaeuser Co.
(c)
8,799 341,137
WP Carey, Inc.
(c)
2,061 154,348
6,784,698
Utilities – 4.8%
AES Corp. (The) 7,890 219,500
Alliant Energy Corp. 2,873 161,376
Ameren Corp. 2,974 252,314
American Water Works Co., Inc. 2,130 332,259
Atmos Energy Corp. 1,547 160,254
Avangrid , Inc. 694 35,325
CenterPoint Energy, Inc. 6,457 158,132
CMS Energy Corp. 3,294 212,101
Consolidated Edison, Inc. 3,980 308,092
DTE Energy Co. 2,276 318,685
Edison International 4,395 261,283
Entergy Corp. 2,349 256,722
Essential Utilities, Inc. 2,566 120,935
Evergy , Inc. 2,798 178,988
Eversource Energy 4,014 346,087
FirstEnergy Corp. 6,228 236,166
NiSource, Inc. 4,389 114,202
NRG Energy, Inc. 2,885 103,341
OGE Energy Corp. 2,374 79,671
PG&E Corp.
(a)
17,292 195,745
Pinnacle West Capital Corp. 1,300 110,045
PPL Corp. 8,879 258,645
Public Service Enterprise Group, Inc. 5,929 374,476
UGI Corp. 2,454 107,264
Vistra Energy Corp. 5,854 98,757
5,000,365
Total Common Stocks (cost $82,084,226) 105,114,201
Investment Companies – 0.1%
Registered Investment Companies – 0.1%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.01%
(d)(e)
(cost $71,393) 71,393 71,393
Investment of Cash Collateral for Securities Loaned – 0.3%
Registered Investment Companies – 0.3%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.01%
(d)(e)
(cost $369,462) 369,462 369,462
Total Investments (cost $82,525,081) 100.3% 105,555,056
Liabilities, Less Cash and Receivables (0.3)% (328,805)
Net Assets 100.0% 105,226,251

(e)
The rate shown is the 1-day yield as of April 30, 2021.
See Notes to Financial Statements
Description
Value
10/31/20 Purchases ($)
1
Sales ($)
Net Realized
Gain (Loss) ($)
Net Change
in Unrealized
Appreciation
(Depreciation) ($)
Value
4/30/21 Net Assets (%)
Dividends/
Distributions ($)
Investment Companies
Dreyfus Institutional
Preferred Government
Money Market Fund,
Institutional Shares 130,161 1,266,101 (1,324,869) — — 71,393 0.1 7
Investment of Cash Collateral for
Securities Loaned
Dreyfus Institutional
Preferred Government
Money Market Fund,
Institutional Shares 330,606 2,080,751 (2,041,895) — — 369,462 0.3 3,438
2
Total 460,767 3,346,852 (3,366,764) — — 440,855 0.4 3,445
1
Includes reinvested dividends/distributions.
2
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Portfolio Summary (Unaudited)
†
Value (%)
Information Technology 18.9
Industrials 14.4
Health Care 12.3
Financials 12.1
Consumer Discretionary 11.5
Real Estate 6.4
Materials 6.0
Utilities 4.8
Communication Services 4.7
Consumer Staples 4.4
Energy 4.4
Registered Investment Companies 0.4
100.3
†
Based on net assets.

STATEMENT OF INVESTMENTS
April 30, 2021 (Unaudited)
BNY Mellon US Small Cap Core Equity ETF
Description Shares Value ($)
Common Stocks – 99.9%
Communication Services – 2.0%
Bandwidth, Inc., Class A
(a),(b)
904 119,509
Cardlytics, Inc.
(a),(b)
1,321 181,677
Cargurus , Inc., Class A
(b)
3,589 88,576
Cogent Communications Holdings, Inc. 1,820 137,428
Iridium Communications, Inc.
(b)
4,886 185,619
John Wiley & Sons, Inc., Class A 1,700 96,798
Liberty Latin America Ltd., Class A
(b)
2,445 33,949
Liberty Latin America Ltd., Class C
(b)
6,216 86,713
Madison Square Garden Sports Corp., Class A
(b)
732 135,303
New York Times Co. (The), Class A 6,008 272,823
Nexstar Media Group, Inc., Class A 1,903 280,521
Shenandoah Telecommunications Co. 2,118 100,097
TEGNA, Inc. 9,350 187,561
Telephone & Data Systems, Inc. 4,340 99,733
TripAdvisor, Inc.
(b)
4,236 199,643
Vonage Holdings Corp.
(b)
9,869 133,725
Warner Music Group Corp., Class A 3,636 138,023
World Wrestling Entertainment, Inc., Class A
(a)
1,987 109,504
Zoominfo Technologies, Inc., Class A
(a),(b)
3,922 203,395
2,790,597
Consumer Discretionary – 14.4%
2U, Inc.
(a),(b)
3,101 121,714
Acushnet Holdings Corp. 1,365 57,753
Adient PLC
(b)
3,947 182,904
American Eagle Outfitters, Inc.
(a)
6,307 218,033
Asbury Automotive Group, Inc.
(b)
817 162,264
AutoNation, Inc.
(b)
2,467 252,818
Bed Bath & Beyond, Inc.
(b)
5,124 129,740
Big Lots, Inc. 1,452 100,101
Boyd Gaming Corp.
(b)
3,423 226,431
Brinker International, Inc.
(b)
1,931 129,628
Brunswick Corp. 3,394 363,599
Capri Holdings Ltd.
(b)
6,409 353,008
Carter's, Inc.
(b)
1,824 198,433
Chewy, Inc., Class A
(a),(b)
3,239 258,213
Choice Hotels International, Inc.
(b)
1,265 143,957
Churchill Downs, Inc. 1,508 318,942
Columbia Sportswear Co. 1,258 137,135
Cracker Barrel Old Country Store, Inc. 1,014 169,815
Crocs, Inc.
(b)
2,838 284,141
Dana, Inc. 6,185 156,480
Dick's Sporting Goods, Inc. 2,782 229,738
Dorman Products, Inc.
(b)
1,237 122,686
Extended Stay America, Inc. 7,012 139,469
Foot Locker, Inc. 4,476 263,994
Fox Factory Holding Corp.
(b)
1,764 270,298
Frontdoor , Inc.
(b)
3,588 192,066
Goodyear Tire & Rubber Co. (The)
(b)
9,967 171,532
Grand Canyon Education, Inc.
(b)
1,966 212,898
Group 1 Automotive, Inc.
(a)
728 119,508
H&R Block, Inc. 7,782 173,227
Hanesbrands, Inc. 14,792 311,519
Harley-Davidson, Inc. 6,329 306,134
Helen of Troy Ltd.
(a),(b)
1,003 211,844
Hilton Grand Vacations, Inc.
(b)
3,640 162,198
Hyatt Hotels Corp., Class A
(b)
1,511 124,401
Installed Building Products, Inc. 895 120,512
iRobot Corp.
(a),(b)
1,177 128,058
KB Home 3,723 179,560
Kohl's Corp. 6,630 388,916
Kontoor Brands, Inc.
(a)
1,967 123,587
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.9% (continued)
Consumer Discretionary – 14.4% (continued)
LCI Industries 1,038 152,067
Leggett & Platt, Inc.
(a)
5,551 275,718
Leslie's, Inc.
(a),(b)
2,849 80,969
LGI Homes, Inc.
(a),(b)
944 156,496
Lithia Motors, Inc., Class A 1,115 428,584
Macy's, Inc.
(b)
13,259 219,834
Marriott Vacations Worldwide Corp.
(b)
1,730 307,300
Mattel, Inc.
(b)
14,787 317,329
MDC Holdings, Inc. 2,330 136,678
Meritage Homes Corp.
(b)
1,588 168,947
Murphy USA, Inc. 1,073 149,576
National Vision Holdings, Inc.
(a),(b)
3,244 163,530
Nordstrom, Inc.
(b)
4,597 168,618
Norwegian Cruise Line Holdings Ltd.
(a),(b)
15,183 471,432
Ollie's Bargain Outlet Holdings, Inc.
(a),(b)
2,362 217,942
Overstock.Com, Inc.
(b)
1,785 145,477
Papa John's International, Inc. 1,336 129,218
Penske Automotive Group, Inc. 1,421 124,607
Planet Fitness, Inc., Class A
(b)
3,499 293,881
Polaris, Inc. 2,438 341,393
PVH Corp.
(b)
3,017 341,464
Qurate Retail, Inc., Series A 15,854 188,663
Ralph Lauren Corp., Class A
(b)
2,023 269,646
RH
(b)
682 469,230
Scientific Games Corp., Class A
(b)
2,314 135,415
Shake Shack, Inc., Class A
(a),(b)
1,519 165,191
Shutterstock , Inc. 916 79,857
Six Flags Entertainment Corp.
(b)
3,366 158,135
Skechers USA, Inc., Class A
(b)
5,719 277,314
Stamps.com, Inc.
(b)
757 155,465
Steven Madden Ltd. 3,251 132,218
Stitch Fix, Inc., Class A
(b)
2,491 107,910
Strategic Education, Inc. 955 71,682
Tapestry, Inc.
(b)
11,774 563,386
Taylor Morrison Home Corp., Class A
(b)
5,566 173,715
Tempur Sealy International, Inc. 8,066 307,637
Terminix Global Holdings, Inc.
(b)
5,453 277,503
Texas Roadhouse, Inc., Class A
(b)
2,794 299,014
Thor Industries, Inc. 2,372 335,851
Toll Brothers, Inc. 4,774 299,330
TopBuild Corp.
(b)
1,363 303,104
Travel + Leisure Co. 3,667 236,631
TRI Pointe Group, Inc.
(b)
5,160 122,911
Under Armour , Inc., Class A
(b)
8,205 199,464
Under Armour , Inc., Class C
(b)
8,178 162,824
Urban Outfitters, Inc.
(b)
3,018 108,346
Visteon Corp.
(b)
1,141 138,985
Vivint Smart Home, Inc.
(b)
1,526 18,282
Vroom, Inc.
(a),(b)
1,486 68,757
Wendy's Co. (The) 7,201 162,527
Wingstop , Inc. 1,221 193,419
Wolverine World Wide, Inc. 3,473 144,894
Wyndham Hotels & Resorts, Inc. 3,918 286,445
YETI Holdings, Inc.
(b)
3,148 268,902
19,590,967
Consumer Staples – 3.2%
BJ's Wholesale Club Holdings, Inc.
(a),(b)
5,711 255,110
Cal-Maine Foods, Inc. 1,590 59,402
Central Garden & Pet Co., Class A
(b)
1,659 81,739
Central Garden & Pet Co., Class A
(b)
414 22,414
Coca-Cola Consolidated, Inc. 197 57,770

BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.9% (continued)
Consumer Staples – 3.2% (continued)
Coty, Inc., Class A
(b)
12,206 122,182
Energizer Holdings, Inc. 2,542 125,321
Flowers Foods, Inc. 8,329 199,563
Freshpet , Inc.
(b)
1,828 337,851
Grocery Outlet Holding Corp.
(b)
3,585 144,798
Hain Celestial Group, Inc. (The)
(b)
3,558 145,914
Herbalife Nutrition Ltd.
(b)
3,612 165,321
Ingredion, Inc. 2,832 264,537
J&J Snack Foods Corp. 642 105,680
Lancaster Colony Corp. 846 156,265
National Beverage Corp. 1,004 48,784
Nu Skin Enterprises, Inc., Class A 2,114 111,746
Performance Food Group Co.
(b)
5,657 332,066
Pilgrim's Pride Corp.
(b)
2,152 51,562
Post Holdings, Inc.
(b)
2,516 286,270
PriceSmart , Inc. 951 79,922
Sanderson Farms, Inc. 845 139,028
Seaboard Corp. 10 35,780
Simply Good Foods Co. (The)
(b)
3,650 126,107
Spectrum Brands Holdings, Inc. 1,712 150,896
Sprouts Farmers Market, Inc.
(b)
4,990 127,794
TreeHouse Foods, Inc.
(b)
2,300 109,480
US Foods Holding Corp.
(b)
9,365 388,273
WD-40 Co. 571 142,031
4,373,606
Energy – 3.0%
Antero Midstream Corp. 12,081 104,380
APA Corp. 15,860 317,200
Cimarex Energy Co. 4,371 289,360
CNX Resources Corp.
(b)
9,412 126,309
Continental Resources, Inc.
(a),(b)
2,578 70,225
Devon Energy Corp. 25,215 589,527
Diamondback Energy, Inc. 7,583 619,759
EQT Corp.
(b)
11,565 220,892
Equitrans Midstream Corp. 16,586 135,342
HollyFrontier Corp. 6,161 215,635
Marathon Oil Corp. 33,172 373,517
NOV, Inc.
(b)
16,311 243,849
Ovintiv , Inc. 10,897 260,765
Renewable Energy Group, Inc.
(a),(b)
1,824 101,268
Southwestern Energy Co.
(b)
27,035 115,439
Targa Resources Corp. 9,767 338,817
4,122,284
Financials – 17.7%
Affiliated Managers Group, Inc. 1,880 303,000
American Equity Investment Life Holding Co. 3,609 111,807
American National Group, Inc. 391 44,320
Ameris Bancorp 2,939 158,970
Ares Management Corp., Class A 4,540 238,441
Artisan Partners Asset Management, Inc., Class
A 2,550 129,846
Associated Banc-Corp. 6,604 144,562
Assured Guaranty Ltd. 3,300 167,805
Athene Holding Ltd., Class A
(b)
5,233 312,253
Atlantic Union Bankshares Corp. 3,584 138,593
Axis Capital Holdings Ltd. 3,411 190,334
BancorpSouth Bank 4,313 127,622
Bank of Hawaii Corp. 1,689 153,513
Bank OZK 5,179 212,287
BankUnited , Inc. 3,972 185,135
Blackstone Mortgage Trust, Inc., Class A
(c)
6,266 203,582
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.9% (continued)
Financials – 17.7% (continued)
BOK Financial Corp.
(a)
1,312 115,377
Brighthouse Financial, Inc.
(b)
3,732 174,620
Cannae Holdings, Inc.
(b)
3,486 138,394
Capitol Federal Financial, Inc. 4,914 63,513
Cathay General Bancorp 3,108 125,812
Chimera Investment Corp.
(c)
9,826 129,114
CIT Group, Inc. 4,262 227,122
CNO Financial Group, Inc. 5,994 153,027
Cohen & Steers, Inc. 892 60,674
Columbia Banking System, Inc. 3,192 138,948
Comerica, Inc. 5,712 429,314
Community Bank System, Inc. 2,234 173,425
Credit Acceptance Corp.
(a),(b)
489 193,052
Cullen/Frost Bankers, Inc. 2,345 281,541
CVB Financial Corp. 4,956 105,117
East West Bancorp, Inc. 5,992 456,291
Eastern Bankshares , Inc. 7,689 164,006
eHealth, Inc.
(a),(b)
1,021 72,226
Enstar Group Ltd.
(b)
553 138,903
Essent Group Ltd. 4,622 243,025
Evercore , Inc., Class A 1,761 246,769
Federated Hermes, Inc., Class B 3,783 108,950
First American Financial Corp. 4,454 287,283
First Citizens BancShares , Inc., Class A
(a)
328 284,527
First Financial Bankshares , Inc.
(a)
6,060 297,425
First Hawaiian, Inc. 5,460 149,932
First Horizon National Corp. 23,695 433,382
FirstCash , Inc. 1,679 120,938
FNB Corp. 13,537 174,492
Fulton Financial Corp. 6,835 116,537
Genworth Financial, Inc., Class A
(b)
21,303 92,029
Glacier Bancorp, Inc. 4,062 239,455
Goosehead Insurance, Inc., Class A 711 78,167
Green Dot Corp., Class A
(b)
2,181 99,803
Hamilton Lane, Inc., Class A 1,317 119,123
Hancock Whitney Corp. 3,811 176,221
Hannon Armstrong Sustainable Infrastructure
Capital, Inc.
(a)(c)
3,125 163,750
Hanover Insurance Group, Inc. (The) 1,566 216,593
Hilltop Holdings, Inc. 2,770 97,504
Home Bancshares, Inc. 6,584 183,233
Houlihan Lokey , Inc., Class A 2,075 137,510
Independent Bank Corp. 1,395 114,250
Independent Bank Group, Inc. 1,483 111,981
Interactive Brokers Group, Inc., Class A 3,392 242,596
International Bancshares Corp. 2,495 118,238
Invesco Ltd. 15,827 427,329
Investors Bancorp, Inc. 9,810 143,618
Janus Henderson Group PLC 7,183 247,023
Jefferies Financial Group, Inc. 8,925 290,152
Kemper Corp. 2,579 201,317
Kinsale Capital Group, Inc. 877 152,607
Lemonade, Inc.
(a),(b)
691 62,466
LendingTree , Inc.
(a),(b)
427 88,171
LPL Financial Holdings, Inc. 3,358 526,199
Mercury General Corp. 1,168 72,731
MGIC Investment Corp. 14,534 221,498
Moelis & Co., Class A 2,415 131,086
Mr Cooper Group, Inc.
(b)
3,031 104,509
New Residential Investment Corp.
(c)
18,349 196,701
New York Community Bancorp, Inc. 18,729 223,999
Old National Bancorp 7,035 132,961

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.9% (continued)
Financials – 17.7% (continued)
Old Republic International Corp. 11,880 292,486
OneMain Holdings, Inc., Class A 3,444 195,860
Open Lending Corp., Class A
(b)
4,138 161,589
Pacific Premier Bancorp, Inc. 3,986 175,504
PacWest Bancorp 4,919 213,534
Palomar Holdings, Inc., Class A
(b)
832 58,539
PennyMac Financial Services, Inc. 1,593 95,915
People's United Financial, Inc. 17,331 314,211
Pinnacle Financial Partners, Inc. 3,224 282,551
Popular, Inc. 3,562 263,445
Primerica, Inc. 1,651 263,780
Prog Holdings, Inc. 2,726 138,862
Prosperity Bancshares, Inc. 3,917 287,351
Radian Group, Inc. 8,371 206,261
RLI Corp. 1,673 186,473
Rocket Cos., Inc., Class A 4,983 111,868
Root, Inc., Class A
(a),(b)
1,168 12,579
Santander Consumer USA Holdings, Inc. 2,962 100,530
Selective Insurance Group, Inc. 2,554 194,462
Selectquote , Inc.
(b)
1,796 55,909
ServisFirst Bancshares, Inc. 1,983 125,405
Signature Bank 2,403 604,379
Simmons First National Corp., Class A 4,598 131,043
SLM Corp. 15,799 310,608
South State Corp. 3,054 257,513
Starwood Property Trust, Inc.
(c)
11,997 309,763
Sterling Bancorp 8,349 209,810
Stifel Financial Corp. 4,398 304,298
Synovus Financial Corp. 6,353 297,702
TCF Financial Corp. 6,451 293,650
Texas Capital Bancshares, Inc.
(b)
2,133 146,388
TFS Financial Corp. 2,632 51,482
Tradeweb Markets, Inc., Class A 4,246 345,115
Trupanion , Inc.
(b)
1,338 108,512
UMB Financial Corp. 1,900 184,357
Umpqua Holdings Corp. 9,964 185,729
United Bankshares , Inc. 5,566 218,577
United Community Banks, Inc. 3,922 128,328
Unum Group 8,647 244,364
Valley National Bancorp 17,109 235,591
Virtu Financial, Inc., Class A 3,390 100,446
Walker & Dunlop, Inc. 1,229 136,235
Washington Federal, Inc. 3,074 100,059
Webster Financial Corp. 4,002 211,746
WesBanco , Inc. 2,963 107,527
Western Alliance Bancorp 4,353 457,370
White Mountains Insurance Group Ltd. 122 142,182
Wintrust Financial Corp. 2,465 190,051
Zions Bancorp NA 6,804 379,663
24,168,228
Health Care – 12.4%
1Life Healthcare, Inc.
(b)
3,140 136,621
Acadia Healthcare Co., Inc.
(b)
3,808 231,983
Acceleron Pharma, Inc.
(b)
2,237 279,558
Accolade, Inc.
(a),(b)
563 28,234
Adaptive Biotechnologies Corp.
(b)
3,562 148,179
Agios Pharmaceuticals, Inc.
(b)
2,526 140,951
Alkermes PLC
(b)
6,543 143,979
Allakos , Inc.
(b)
1,338 146,003
Allogene Therapeutics, Inc.
(a),(b)
2,834 87,627
American Well Corp., Class A
(a),(b)
2,123 32,673
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.9% (continued)
Health Care – 12.4% (continued)
Amicus Therapeutics, Inc.
(b)
10,991 108,151
AMN Healthcare Services, Inc.
(b)
2,013 159,631
Apellis Pharmaceuticals, Inc.
(b)
2,518 127,587
Arena Pharmaceuticals, Inc.
(b)
2,580 177,065
Arrowhead Pharmaceuticals, Inc.
(a),(b)
4,370 317,961
Atea Pharmaceuticals, Inc.
(a),(b)
503 12,429
Axsome Therapeutics, Inc.
(a),(b)
1,093 66,083
Berkeley Lights, Inc.
(a),(b)
353 17,336
Biohaven Pharmaceutical Holding Co Ltd.
(b)
2,253 169,200
Bluebird Bio, Inc.
(b)
2,689 80,670
Blueprint Medicines Corp.
(b)
2,460 236,947
Bridgebio Pharma, Inc.
(b)
4,113 229,999
Cantel Medical Corp.
(b)
1,592 139,953
Caredx , Inc.
(b)
2,207 174,507
Change Healthcare, Inc.
(b)
9,625 220,894
ChemoCentryx , Inc.
(b)
2,082 100,623
CONMED Corp. 1,227 172,946
Corcept Therapeutics, Inc.
(b)
4,515 102,897
Covetrus , Inc.
(a),(b)
4,112 117,809
CRISPR Therapeutics AG
(b)
2,740 359,680
Deciphera Pharmaceuticals, Inc.
(b)
1,634 75,769
Denali Therapeutics, Inc.
(b)
3,379 204,227
Editas Medicine, Inc., Class A
(a),(b)
2,870 106,219
Emergent BioSolutions , Inc.
(b)
1,862 113,545
Ensign Group, Inc. (The) 2,159 185,350
Envista Holdings Corp.
(a),(b)
6,815 294,953
Fate Therapeutics, Inc.
(b)
3,373 294,766
FibroGen , Inc.
(a),(b)
3,423 76,401
Forma Therapeutics Holdings, Inc.
(b)
808 21,776
Glaukos Corp.
(a),(b)
1,958 184,365
Global Blood Therapeutics, Inc.
(b)
2,575 105,008
Globus Medical, Inc., Class A
(b)
3,260 233,970
Goodrx Holdings, Inc., Class A
(a),(b)
1,667 66,697
Haemonetics Corp.
(b)
2,126 142,995
Halozyme Therapeutics, Inc.
(b)
5,345 266,983
HealthEquity , Inc.
(b)
3,498 265,743
ICU Medical, Inc.
(b)
814 169,532
Immunovant , Inc.
(a),(b)
2,114 33,148
Inari Medical, Inc.
(b)
358 40,916
Inovio Pharmaceuticals, Inc.
(a),(b)
8,774 59,751
Insmed , Inc.
(b)
4,317 145,612
Inspire Medical Systems, Inc.
(b)
1,153 273,053
Integer Holdings Corp.
(b)
1,393 130,775
Integra LifeSciences Holdings Corp.
(b)
2,971 220,092
Intra-Cellular Therapies, Inc.
(b)
2,960 101,913
Invitae Corp.
(a),(b)
7,316 255,328
Iovance Biotherapeutics , Inc.
(a),(b)
5,827 183,201
iRhythm Technologies, Inc.
(b)
1,171 91,174
Karuna Therapeutics, Inc.
(b)
795 88,253
Kodiak Sciences, Inc.
(a),(b)
1,340 161,926
LivaNova PLC
(b)
2,097 177,972
Madrigal Pharmaceuticals, Inc.
(b)
428 58,251
Medpace Holdings, Inc.
(b)
1,155 195,980
Merit Medical Systems, Inc.
(b)
2,122 134,959
Natera , Inc.
(b)
3,311 364,276
Nektar Therapeutics, Class A
(b)
7,574 148,526
Neogen Corp.
(b)
2,265 217,463
NeoGenomics , Inc.
(a),(b)
4,940 242,011
Nevro Corp.
(b)
1,429 246,945
Novavax , Inc.
(a),(b)
2,860 677,620
NuVasive , Inc.
(b)
2,187 156,261
Omnicell , Inc.
(b)
1,815 263,211

BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.9% (continued)
Health Care – 12.4% (continued)
OPKO Health, Inc.
(a),(b)
17,925 73,493
Option Care Health, Inc.
(b)
3,673 70,081
Outset Medical, Inc.
(b)
820 49,134
Pacific Biosciences of California, Inc.
(b)
8,146 243,158
Pacira BioSciences , Inc.
(b)
1,854 117,136
Patterson Cos., Inc. 3,694 118,725
Premier, Inc., Class A 2,943 104,035
Prestige Consumer Healthcare, Inc.
(b)
2,155 93,872
Progyny , Inc.
(b)
1,567 89,178
PTC Therapeutics, Inc.
(b)
3,006 123,877
R1 RCM, Inc.
(b)
5,194 141,692
Reata Pharmaceuticals, Inc., Class A
(a),(b)
1,111 112,655
Relay Therapeutics, Inc.
(b)
874 27,715
Replimune Group, Inc.
(b)
1,112 40,688
REVOLUTION Medicines, Inc.
(b)
2,021 67,077
Sage Therapeutics, Inc.
(a),(b)
2,182 171,854
Schrodinger, Inc.
(a),(b)
1,553 118,401
Select Medical Holdings Corp.
(b)
4,596 173,361
Seres Therapeutics, Inc.
(b)
2,277 47,384
Shockwave Medical, Inc.
(b)
1,341 219,200
Silk Road Medical, Inc.
(b)
1,430 87,430
Springworks Therapeutics, Inc.
(b)
1,129 81,130
STAAR Surgical Co.
(b)
1,964 269,088
Syneos Health, Inc., Class A
(b)
3,462 293,751
Tenet Healthcare Corp.
(b)
4,479 265,426
TG Therapeutics, Inc.
(a),(b)
4,876 218,006
Turning Point Therapeutics, Inc.
(b)
1,773 135,156
Twist Bioscience Corp.
(b)
1,759 236,040
Ultragenyx Pharmaceutical, Inc.
(a),(b)
2,623 292,832
Uniqure NV
(b)
1,606 51,826
United Therapeutics Corp.
(b)
1,883 379,537
Vaxcyte , Inc.
(a),(b)
759 14,095
Veracyte , Inc.
(b)
2,847 141,638
Vir Biotechnology, Inc.
(b)
2,749 131,237
Xencor , Inc.
(a),(b)
2,403 102,272
16,847,272
Industrials – 17.1%
AAON, Inc.
(a)
1,682 110,020
ABM Industries, Inc. 2,856 146,827
Acuity Brands, Inc. 1,564 290,153
ADT, Inc. 5,772 53,102
Advanced Drainage Systems, Inc. 2,065 230,578
Aerojet Rocketdyne Holdings, Inc. 2,945 137,590
AGCO Corp. 2,667 389,169
Air Lease Corp., Class A 4,530 211,596
Alaska Air Group, Inc.
(b)
5,232 361,740
Allegiant Travel Co., Class A
(b)
556 131,066
Allison Transmission Holdings, Inc. 4,660 193,250
Altra Industrial Motion Corp. 2,663 157,144
American Airlines Group, Inc.
(a),(b)
26,869 583,595
APi Group Corp.
(b)(d)
6,273 133,364
Applied Industrial Technologies, Inc. 1,656 158,413
Arcosa , Inc. 1,914 115,395
Armstrong World Industries, Inc. 2,020 209,373
Array Technologies, Inc.
(b)
4,514 127,114
ASGN, Inc.
(b)
2,247 236,339
Avis Budget Group, Inc.
(b)
2,184 195,708
Axon Enterprise, Inc.
(b)
2,659 403,131
Azek Co., Inc. (The), Class A
(b)
5,181 250,139
Barnes Group, Inc. 1,968 98,243
Beacon Roofing Supply, Inc.
(b)
2,576 145,106
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.9% (continued)
Industrials – 17.1% (continued)
Brady Corp., Class A 2,094 114,270
Brink's Co. (The) 2,076 165,914
Builders FirstSource , Inc.
(b)
8,690 422,942
BWX Technologies, Inc. 4,032 269,821
CACI International, Inc., Class A
(b)
1,054 268,622
Casella Waste Systems, Inc., Class A
(b)
2,008 134,757
Chart Industries, Inc.
(a),(b)
1,489 239,178
Cimpress PLC
(b)
881 83,924
Clean Harbors, Inc.
(b)
2,188 194,644
Colfax Corp.
(a),(b)
4,838 218,629
CoreLogic , Inc. 3,038 242,129
Crane Co. 2,094 196,962
Curtiss-Wright Corp. 1,759 224,976
Donaldson Co., Inc. 5,276 331,755
Dycom Industries, Inc.
(b)
1,306 122,516
EMCOR Group, Inc. 2,325 278,535
EnerSys 1,817 166,401
ESCO Technologies, Inc. 1,118 121,594
Evoqua Water Technologies Corp.
(b)
4,984 142,443
Exponent, Inc. 2,187 210,674
Federal Signal Corp. 2,579 106,848
Flowserve Corp. 5,443 215,760
Franklin Electric Co., Inc. 1,645 133,689
FTI Consulting, Inc.
(b)
1,414 196,334
Gates Industrial Corp. PLC
(b)
2,818 48,610
GATX Corp.
(a)
1,420 138,748
GrafTech International Ltd. 5,629 71,601
Healthcare Services Group, Inc. 3,130 93,743
Hexcel Corp.
(a),(b)
3,482 196,420
Hillenbrand, Inc. 3,195 156,843
Hyliion Holdings Corp.
(a),(b)
4,106 42,826
Insperity , Inc. 1,565 137,000
ITT, Inc. 3,698 348,758
JELD-WEN Holding, Inc.
(b)
3,022 88,152
JetBlue Airways Corp.
(a),(b)
13,325 271,297
John Bean Technologies Corp. 1,307 190,012
KAR Auction Services, Inc.
(b)
5,058 75,819
KBR, Inc. 6,087 240,802
Kennametal, Inc. 3,555 142,769
Kirby Corp.
(b)
2,543 161,989
Korn Ferry 2,357 160,017
Kratos Defense & Security Solutions, Inc.
(b)
5,054 135,144
Landstar System, Inc. 1,647 283,745
Lincoln Electric Holdings, Inc. 2,521 322,814
Macquarie Infrastructure Corp. 2,875 95,766
ManpowerGroup , Inc. 2,384 288,202
ManTech International Corp., Class A 1,121 95,677
Masonite International Corp.
(b)
1,028 129,826
MasTec , Inc.
(a),(b)
2,378 248,168
Matson, Inc. 1,822 119,031
Mercury Systems, Inc.
(b)
2,315 174,181
Meritor, Inc.
(b)
3,101 83,820
Middleby Corp. (The)
(a),(b)
2,355 427,009
Moog, Inc., Class A 1,289 111,563
MSA Safety, Inc. 1,535 246,767
MSC Industrial Direct Co., Inc., Class A 1,966 177,255
Navistar International Corp.
(b)
2,197 97,217
Nielsen Holdings PLC 15,006 384,904
nVent Electric PLC 7,095 216,043
Oshkosh Corp. 2,888 359,354
Parsons Corp.
(a),(b)
930 41,227
Plug Power, Inc.
(b)
21,173 603,642

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.9% (continued)
Industrials – 17.1% (continued)
Proto Labs, Inc.
(b)
1,099 123,154
RBC Bearings, Inc.
(b)
1,056 210,598
Regal Beloit Corp. 1,735 250,586
Rexnord Corp. 5,135 256,391
Robert Half International, Inc. 4,695 411,329
Rush Enterprises, Inc., Class A 1,788 88,256
Ryder System, Inc. 2,299 183,552
Saia, Inc.
(b)
1,117 261,936
Schneider National, Inc., Class B 1,644 39,834
Science Applications International Corp. 2,439 218,095
Simpson Manufacturing Co., Inc. 1,816 204,663
SiteOne Landscape Supply, Inc.
(a),(b)
1,873 335,979
Spirit AeroSystems Holdings, Inc., Class A 4,422 202,041
SPX Corp.
(b)
1,907 115,679
Stericycle, Inc.
(b)
3,833 292,381
Tetra Tech, Inc. 2,289 292,145
Timken Co. (The) 2,890 242,384
TriNet Group, Inc.
(b)
1,661 130,737
Trinity Industries, Inc.
(a)
3,364 92,981
Triton International Ltd. 2,879 144,439
UFP Industries, Inc. 2,614 219,681
UniFirst Corp. 614 137,653
Univar Solutions, Inc.
(b)
6,927 161,745
Upwork , Inc.
(b)
3,864 177,976
Valmont Industries, Inc. 898 221,671
Vicor Corp.
(b)
895 82,546
Virgin Galactic Holdings, Inc.
(a),(b)
5,360 118,724
Watts Water Technologies, Inc., Class A 1,137 141,613
Werner Enterprises, Inc. 2,435 112,570
WESCO International, Inc.
(b)
1,841 168,857
Willscot Mobile Mini Holdings Corp., Class A
(b)
7,844 229,594
Woodward, Inc. 2,435 304,399
23,252,422
Information Technology – 13.9%
8x8, Inc.
(b)
4,596 151,162
ACI Worldwide, Inc.
(b)
4,864 183,762
Advanced Energy Industries, Inc. 1,582 174,510
Alarm.com Holdings, Inc.
(b)
1,930 173,237
Allegro Microsystems, Inc.
(b)
1,775 43,807
Alliance Data Systems Corp. 2,067 243,596
Ambarella , Inc.
(b)
1,448 141,166
Amkor Technology, Inc. 4,367 88,301
Appfolio , Inc., Class A
(a),(b)
748 108,183
Appian Corp., Class A
(a),(b)
1,647 199,583
Arrow Electronics, Inc.
(b)
3,239 369,473
Avnet, Inc. 4,229 185,738
Badger Meter, Inc. 1,206 112,628
BigCommerce Holdings, Inc., Series 1
(a),(b)
502 30,090
Blackbaud , Inc.
(b)
2,125 151,130
Blackline, Inc.
(a),(b)
2,201 255,448
Box, Inc., Class A
(b)
6,108 130,100
Brooks Automation, Inc. 3,158 320,000
CDK Global, Inc. 5,187 277,971
Cerence , Inc.
(a),(b)
1,598 154,063
Cirrus Logic, Inc.
(b)
2,407 179,105
Cloudera, Inc.
(b)
8,728 110,758
CMC Materials, Inc. 1,252 229,654
Coherent, Inc.
(b)
1,029 267,530
CommScope Holding Co, Inc.
(b)
8,542 140,516
CommVault Systems, Inc.
(b)
2,023 140,619
Cornerstone OnDemand , Inc.
(b)
2,493 110,353
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.9% (continued)
Information Technology – 13.9% (continued)
Corsair Gaming, Inc.
(a),(b)
875 29,032
Datto Holding Corp.
(a),(b)
1,001 25,576
Digital Turbine, Inc.
(b)
3,191 240,697
Diodes, Inc.
(b)
1,814 139,333
Dolby Laboratories, Inc., Class A 2,754 279,448
Dropbox, Inc., Class A
(b)
12,527 321,944
Duck Creek Technologies, Inc.
(a),(b)
1,294 53,804
DXC Technology Co.
(b)
10,786 354,967
Envestnet , Inc.
(b)
2,217 163,681
Euronet Worldwide, Inc.
(b)
2,208 316,693
Everbridge , Inc.
(a),(b)
1,541 204,506
EVERTEC, Inc. 2,449 97,715
ExlService Holdings, Inc.
(b)
1,477 136,445
Fabrinet
(b)
1,560 133,567
Fastly , Inc., Class A
(a),(b)
3,582 228,782
FireEye, Inc.
(b)
10,054 199,823
FLIR Systems, Inc. 5,480 328,636
FormFactor , Inc.
(b)
3,225 126,259
II-VI, Inc.
(a),(b)
4,353 292,260
Insight Enterprises, Inc.
(b)
1,511 151,659
InterDigital , Inc. 1,316 91,357
Itron , Inc.
(b)
1,840 165,490
J2 Global, Inc.
(a),(b)
1,819 220,099
Jabil, Inc. 5,880 308,230
Jamf Holding Corp.
(b)
1,174 42,875
Lattice Semiconductor Corp.
(b)
5,764 289,987
Littelfuse , Inc. 1,024 271,606
LivePerson , Inc.
(a),(b)
2,708 147,992
LiveRamp Holdings, Inc.
(b)
2,717 133,079
MACOM Technology Solutions Holdings, Inc.
(b)
1,988 112,541
Manhattan Associates, Inc.
(b)
2,669 366,294
MAXIMUS, Inc. 2,635 241,471
MaxLinear , Inc., Class A
(b)
2,828 101,780
McAfee Corp., Class A
(a)
1,596 38,751
Medallia , Inc.
(a),(b)
3,307 97,523
Mimecast Ltd.
(b)
2,347 101,907
MKS Instruments, Inc. 2,307 413,207
National Instruments Corp. 5,509 228,128
NCR Corp.
(b)
5,471 250,298
New Relic, Inc.
(b)
2,314 148,790
Novanta , Inc.
(b)
1,459 192,165
Nutanix , Inc., Class A
(b)
8,242 222,864
PagerDuty , Inc.
(a),(b)
2,309 98,040
Palantir Technologies, Inc., Class A
(a),(b)
18,437 424,788
Perspecta , Inc. 5,991 175,357
Ping Identity Holding Corp.
(a),(b)
1,316 31,953
Plexus Corp.
(b)
1,255 116,012
Power Integrations, Inc. 2,484 205,700
Progress Software Corp. 1,901 82,998
Proofpoint , Inc.
(b)
2,416 415,818
Pure Storage, Inc., Class A
(b)
10,307 208,408
Q2 Holdings, Inc.
(a),(b)
2,229 231,861
Qualys , Inc.
(b)
1,389 140,789
Rackspace Technology, Inc.
(b)
1,446 35,962
Rapid7, Inc.
(a),(b)
2,267 184,194
Rogers Corp.
(b)
806 157,847
Sabre Corp.
(a),(b)
13,606 203,818
Sailpoint Technologies Holdings, Inc.
(a),(b)
3,812 186,140
Sanmina Corp.
(b)
2,723 111,207
Semtech Corp.
(b)
2,702 183,033
Silicon Laboratories, Inc.
(b)
1,843 259,771
SPS Commerce, Inc.
(b)
1,504 154,070

BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.9% (continued)
Information Technology – 13.9% (continued)
Sunpower Corp., Class A
(a),(b)
3,354 86,164
SVMK, Inc.
(b)
4,794 86,244
Synaptics , Inc.
(a),(b)
1,477 206,588
Tenable Holdings, Inc.
(b)
2,736 102,586
Teradata Corp.
(b)
4,561 225,633
TTEC Holdings, Inc. 756 76,908
Varonis Systems, Inc., Class B
(b)
4,343 229,962
Velodyne Lidar, Inc.
(b)
1,382 19,030
Verint Systems, Inc.
(a),(b)
2,834 137,647
ViaSat , Inc.
(b)
2,653 137,399
Viavi Solutions, Inc.
(b)
9,381 153,473
Vishay Intertechnology , Inc. 5,688 139,754
Vontier Corp.
(b)
6,992 219,129
WEX, Inc.
(b)
1,855 380,665
Workiva , Inc., Class A
(b)
1,781 167,414
Xerox Holdings Corp. 7,179 173,301
Yext , Inc.
(b)
4,061 56,651
18,890,058
Materials – 5.4%
Alcoa Corp.
(b)
7,958 291,581
Arconic Corp.
(b)
3,969 113,513
Ashland Global Holdings, Inc. 2,430 209,490
Avient Corp. 3,917 198,866
Axalta Coating Systems Ltd.
(b)
8,719 278,049
Balchem Corp. 1,394 177,303
Berry Global Group, Inc.
(b)
5,585 355,318
Cabot Corp. 2,428 133,249
Chemours Co. (The) 6,805 205,511
Cleveland-Cliffs, Inc.
(a)
19,162 342,233
Commercial Metals Co. 5,096 148,905
Compass Minerals International, Inc. 1,453 98,688
Eagle Materials, Inc. 1,786 246,718
Element Solutions, Inc. 9,382 205,278
Graphic Packaging Holding Co. 11,522 213,733
Greif, Inc., Class A 1,119 67,711
HB Fuller Co. 2,206 147,405
Hecla Mining Co. 22,445 132,650
Huntsman Corp. 8,426 241,573
Ingevity Corp.
(b)
1,767 137,967
Innospec , Inc. 1,039 101,209
Louisiana-Pacific Corp. 4,745 312,601
Minerals Technologies, Inc. 1,461 114,163
NewMarket Corp. 279 96,699
Olin Corp. 6,016 258,868
Pactiv Evergreen, Inc. 1,459 21,476
Quaker Chemical Corp.
(a)
510 123,599
Sealed Air Corp. 6,301 311,269
Sensient Technologies Corp. 1,816 149,348
Silgan Holdings, Inc. 3,325 140,215
Sonoco Products Co. 4,256 278,598
Steel Dynamics, Inc. 8,453 458,322
Stepan Co. 888 116,026
Summit Materials, Inc., Class A
(b)
4,839 139,315
U.S. Steel Corp.
(a)
10,958 252,144
Valvoline, Inc. 7,931 249,033
Worthington Industries, Inc. 1,567 102,262
WR Grace & Co. 2,497 171,619
7,342,507
Real Estate – 8.3%
Agree Realty Corp.
(c)
2,649 186,384
American Campus Communities, Inc.
(c)
5,803 262,354
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.9% (continued)
Real Estate – 8.3% (continued)
Apartment Investment & Management Co., Class
A
(c)
6,138 42,598
Apple Hospitality REIT, Inc.
(c)
8,986 142,518
Brixmor Property Group, Inc.
(c)
12,462 278,401
Broadstone Net Lease, Inc., Class A
(c)
1,522 30,714
CareTrust REIT, Inc.
(c)
4,262 103,055
CoreSite Realty Corp.
(c)
1,765 214,430
Corporate Office Properties Trust
(c)
4,731 132,657
Cousins Properties, Inc.
(c)
6,270 229,921
CubeSmart
(c)
8,367 354,259
Cushman & Wakefield PLC
(b)
4,380 74,460
Douglas Emmett, Inc.
(c)
6,956 233,304
Easterly Government Properties, Inc.
(c)
3,137 67,226
EastGroup Properties, Inc.
(c)
1,674 265,597
EPR Properties
(c)
3,169 151,193
Equity Commonwealth
(c)
5,037 145,066
eXp World Holdings, Inc.
(a),(b)
2,341 80,437
Federal Realty Investment Trust
(c)
2,908 328,139
First Industrial Realty Trust, Inc.
(c)
5,454 271,446
Four Corners Property Trust, Inc.
(c)
2,990 86,321
Healthcare Realty Trust, Inc.
(c)
5,794 186,335
Healthcare Trust of America, Inc., Class A
(c)
9,184 269,734
Highwoods Properties, Inc.
(c)
4,451 199,360
Howard Hughes Corp. (The)
(b)
1,897 204,762
Hudson Pacific Properties, Inc.
(c)
6,423 180,550
Innovative Industrial Properties, Inc., Class A
(a)(c)
1,015 185,877
JBG SMITH Properties
(c)
4,540 148,049
Jones Lang LaSalle, Inc.
(b)
2,181 409,832
Kennedy-Wilson Holdings, Inc. 5,500 113,025
Kilroy Realty Corp.
(c)
4,478 306,922
Kimco Realty Corp.
(c)
18,231 382,851
Lamar Advertising Co., Class A
(c)
3,689 365,358
Lexington Realty Trust, Class B
(c)
11,857 145,130
Life Storage, Inc.
(c)
3,149 302,493
National Health Investors, Inc.
(c)
1,987 145,866
National Retail Properties, Inc.
(c)
7,336 340,537
National Storage Affiliates Trust
(c)
2,862 130,049
Outfront Media, Inc.
(b)(c)
6,182 150,655
Park Hotels & Resorts, Inc.
(b)(c)
10,302 229,838
Physicians Realty Trust
(c)
8,873 166,191
PotlatchDeltic Corp.
(c)
2,785 165,318
PS Business Parks, Inc.
(c)
920 149,380
QTS Realty Trust, Inc., Class A
(a)(c)
2,634 175,135
Rayonier, Inc.
(c)
5,654 205,127
Redfin Corp.
(a),(b)
4,371 309,379
Rexford Industrial Realty, Inc.
(c)
5,476 304,192
Ryman Hospitality Properties, Inc.
(b)(c)
2,354 185,142
Sabra Health Care REIT, Inc.
(c)
8,799 159,878
Safehold , Inc.
(a)(c)
541 38,254
SL Green Realty Corp.
(c)
3,005 222,400
Spirit Realty Capital, Inc.
(c)
4,809 228,620
STAG Industrial, Inc.
(c)
6,635 242,244
STORE Capital Corp.
(c)
10,098 361,407
Terreno Realty Corp.
(c)
2,820 181,946
Weingarten Realty Investors
(c)
5,155 166,713
11,339,029
Utilities – 2.5%
ALLETE, Inc. 2,186 153,807
American States Water Co. 1,669 132,168
Avista Corp. 2,888 132,906
Black Hills Corp. 2,635 181,762

STATEMENT OF INVESTMENTS
(continued)
(a)
Security, or portion thereof, on loan. At April 30, 2021, the value of the fund’s securities on loan was $14,559,623 and the value of the collateral was $15,005,449, consisting of cash collateral of
$1,224,797 and U.S. Government & Agency securities valued at $13,780,652.
(b)
Non-income producing security.
(c)
Investment in a real estate investment trust.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2021, these securities were valued at $133,364 or 0.10% of net assets.
(e)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus. Holdings and transactions in these affiliated companies during the period ended April 30, 2021 are as follows:
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.9% (continued)
Utilities – 2.5% (continued)
California Water Service Group 2,079 122,141
Clearway Energy, Inc., Class A 2,800 74,424
Clearway Energy, Inc., Class C 1,838 52,732
Hawaiian Electric Industries, Inc. 4,489 193,296
IDACORP, Inc. 2,233 228,838
MDU Resources Group, Inc. 8,523 285,179
MGE Energy, Inc. 1,674 125,232
National Fuel Gas Co. 3,955 196,405
New Jersey Resources Corp. 4,346 182,315
NorthWestern Corp. 2,125 144,564
ONE Gas, Inc. 2,145 172,608
Ormat Technologies, Inc.
(a)
1,792 129,741
PNM Resources, Inc. 3,666 180,954
Portland General Electric Co. 3,757 191,081
SJW Group 1,052 68,959
South Jersey Industries, Inc.
(a)
3,922 97,069
Southwest Gas Holdings, Inc. 2,358 164,400
Spire, Inc. 2,176 163,940
Sunnova Energy International, Inc.
(b)
2,653 93,704
3,468,225
Total Common Stocks (cost $109,190,312) 136,185,195
Investment Companies – 0.1%
Registered Investment Companies – 0.1%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.01%
(e)(f)
(cost $75,174) 75,174 75,174
Investment of Cash Collateral for Securities Loaned – 0.9%
Registered Investment Companies – 0.9%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.01%
(b)(e)(f)
(cost $1,224,797) 1,224,797 1,224,797
Total Investments (cost $110,490,283) 100.9% 137,485,166
Liabilities, Less Cash and Receivables (0.9)% (1,200,378)
Net Assets 100.0% 136,284,788
REIT—Real Estate Investment Trust
Description
Value
10/31/20 Purchases ($)
1
Sales ($)
Net Realized
Gain (Loss) ($)
Net Change
in Unrealized
Appreciation
(Depreciation) ($)
Value
4/30/21 Net Assets (%)
Dividends/
Distributions ($)
Investment Companies
Dreyfus Institutional
Preferred Government
Money Market Fund,
Institutional Shares 53,434 2,625,010 (2,603,270) — — 75,174 0.1 9

(f)
The rate shown is the 1-day yield as of April 30, 2021.
See Notes to Financial Statements
Value
Description 10/31/20 Purchases ($)
1
Sales ($)
Net Realized
Gain (Loss) ($)
Net Change
in Unrealized
Appreciation
(Depreciation) ($)
Value
4/30/21 Net Assets (%)
Dividends/
Distributions ($)
Investment of Cash Collateral for
Securities Loaned
Dreyfus Institutional
Preferred Government
Money Market Fund,
Institutional Shares 696,717 8,620,920 (8,092,840) — — 1,224,797 0.9 14,092
2
Total 750,151 11,245,930 (10,696,110) — — 1,299,971 1.0 14,101
1
Includes reinvested dividends/distributions.
2
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Portfolio Summary (Unaudited)
†
Value (%)
Financials 17.7
Industrials 17.1
Consumer Discretionary 14.4
Information Technology 13.9
Health Care 12.4
Real Estate 8.3
Materials 5.4
Consumer Staples 3.2
Energy 3.0
Utilities 2.5
Communication Services 2.0
Registered Investment Companies 1.0
100.9
†
Based on net assets.

STATEMENT OF INVESTMENTS
April 30, 2021 (Unaudited)
BNY Mellon International Equity ETF
Description Shares Value ($)
Common Stocks – 98.9%
Australia – 7.3%
Afterpay Ltd.
(a)
578 52,528
APA Group 3,013 23,344
Aristocrat Leisure Ltd. 1,625 46,657
ASX Ltd. 493 27,792
Australia & New Zealand Banking Group Ltd. 7,294 161,928
BHP Group Ltd. 7,302 269,049
BHP Group PLC 5,348 161,753
Brambles Ltd. 4,044 32,487
Cochlear Ltd. 164 28,187
Coles Group Ltd. 3,275 41,286
Commonwealth Bank of Australia 4,384 301,527
CSL Ltd. 1,128 236,268
Dexus
(b)
2,625 20,622
Evolution Mining Ltd. 2,615 9,352
Fortescue Metals Group Ltd. 4,339 75,714
Glencore PLC
(a)
27,629 112,925
Goodman Group
(b)
4,058 59,275
Insurance Australia Group Ltd. 6,596 24,966
Macquarie Group Ltd. 882 109,342
Magellan Financial Group Ltd. 185 6,931
Mirvac Group
(b)
9,588 19,923
National Australia Bank Ltd. 8,051 165,798
Newcrest Mining Ltd. 2,387 48,899
Northern Star Resources Ltd. 2,018 16,383
QBE Insurance Group Ltd. 3,660 27,876
Ramsay Health Care Ltd. 463 24,077
REA Group Ltd. 118 14,434
Rio Tinto Ltd. 938 87,780
Rio Tinto PLC 2,684 225,792
Santos Ltd. 4,665 25,152
Scentre Group
(b)
13,568 28,507
Sonic Healthcare Ltd. 1,165 32,289
South32 Ltd. 12,449 27,695
Stockland
(b)
5,537 20,017
Suncorp Group Ltd. 3,049 24,753
Sydney Airport
(a)
3,020 14,440
Telstra Corp. Ltd. 10,601 27,760
Tpg Telecom Ltd. 1,564 6,657
Transurban Group 6,964 76,225
Wesfarmers Ltd. 2,859 119,498
Westpac Banking Corp. 8,852 170,806
Wisetech Global Ltd. 371 9,007
Woodside Petroleum Ltd. 2,538 44,817
Woolworths Group Ltd. 3,108 94,350
3,154,868
Austria – 0.2%
Erste Group Bank AG
(a)
729 25,976
OMV AG 384 18,957
Raiffeisen Bank International AG 328 7,182
Verbund AG, Class A 165 13,566
Voestalpine AG 204 8,866
74,547
Belgium – 0.9%
Ageas 456 27,644
Anheuser-Busch InBev SA/NV 2,132 150,987
Etablissements Franz Colruyt NV 199 11,817
Groupe Bruxelles Lambert SA 252 27,599
KBC Group NV
(a)
898 69,855
Sofina SA 45 17,129
Solvay SA, Class A 177 22,543
UCB SA 321 29,778
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.9% (continued)
Belgium – 0.9% (continued)
Umicore SA 511 31,102
388,454
Brazil – 0.2%
Wheaton Precious Metals Corp. 1,133 46,961
Yara International ASA 427 22,342
69,303
Canada – 8.6%
Agnico Eagle Mines Ltd. 609 38,029
Alimentation Couche-Tard, Inc., Class A 161 5,465
Alimentation Couche-Tard, Inc., Class B 2,199 74,450
Bank of Montreal 1,614 152,203
Bank of Nova Scotia (The) 3,064 194,943
Barrick Gold Corp. 4,277 91,054
BCE, Inc. 723 34,146
Brookfield Asset Management, Inc., Class A 3,523 160,457
Canadian Imperial Bank of Commerce 1,125 116,853
Canadian National Railway Co. 1,706 183,511
Canadian Natural Resources Ltd. 2,919 88,529
Canadian Pacific Railway Ltd. 347 129,387
CGI, Inc., Class A
(a)
609 53,836
Constellation Software, Inc. 48 70,386
Enbridge, Inc. 5,012 193,155
Fortis, Inc., Class Common Subscription Receipt 1,170 52,147
Franco-Nevada Corp. 477 66,393
George Weston Ltd. 173 15,262
Great-West Lifeco , Inc., Class Common
Subscription Receipt 653 18,918
Hydro One Ltd.
(c)
900 21,560
Intact Financial Corp., Class Common
Subscription Receipt 346 45,951
Kirkland Lake Gold Ltd. 700 25,987
Loblaw Cos. Ltd. 424 23,523
Magna International, Inc. 690 65,107
Manulife Financial Corp., Class Common
Subscription Receipt 4,929 107,539
Metro, Inc., Class A 700 32,047
National Bank of Canada 819 59,491
Nutrien Ltd. 1,451 80,028
Pembina Pipeline Corp. 1,353 41,727
Power Corp. of Canada 1,400 40,741
Restaurant Brands International, Inc. 759 52,079
Rogers Communications, Inc., Class B 903 44,438
Royal Bank of Canada 3,507 334,422
Shopify, Inc., Class A
(a)
281 331,412
Sun Life Financial, Inc. 1,489 80,260
Suncor Energy, Inc. 3,700 79,071
TC Energy Corp. 2,354 116,360
TELUS Corp. 1,017 21,081
Thomson Reuters Corp. 422 39,102
Toronto-Dominion Bank (The) 4,479 307,654
3,688,704
Chile – 0.1%
Antofagasta PLC 836 21,593
China – 0.5%
Budweiser Brewing Co. Apac Ltd.
(c)
3,800 12,011
China Evergrande New Energy Vehicle Group
Ltd.
(a)
5,500 42,524
Chow Tai Fook Jewellery Group Ltd. 4,600 7,427
Prosus NV
(a)
1,063 115,462

BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.9% (continued)
China – 0.5% (continued)
Wilmar International Ltd. 8,000 31,389
208,813
Denmark – 2.1%
AP Moller - Maersk A/S, Class A 9 21,197
AP Moller - Maersk A/S, Class B 15 37,320
Carlsberg A/S, Class B 269 47,267
Chr Hansen Holding A/S
(a)
265 24,391
Coloplast A/S, Class B 296 49,041
Danske Bank A/S 1,744 33,326
DSV Panalpina A/S 517 115,449
Genmab A/S
(a)
165 60,630
Novo Nordisk A/S, Class B 4,125 302,515
Novozymes A/S, Class B 545 38,844
Orsted A/S
(c)
424 61,922
Vestas Wind Systems A/S 2,510 104,907
896,809
Finland – 1.2%
Elisa OYJ 382 21,700
Fortum OYJ 1,056 27,776
Kesko OYJ, Class A 244 6,991
Kesko OYJ, Class B 593 18,089
Kone OYJ, Class B 1,020 80,229
Neste OYJ 1,091 66,193
Nokia OYJ
(a)
14,222 67,497
Nordea Bank Abp 8,158 84,863
Sampo OYJ, Class A 1,248 59,358
Stora ENSO OYJ, Class A 181 3,770
Stora ENSO OYJ, Class R 1,485 28,477
UPM- Kymmene OYJ 1,347 52,780
517,723
France – 9.7%
Adevinta ASA, Class B
(a)
548 10,059
Air Liquide SA 1,176 198,363
Airbus SE
(a)
1,516 182,387
Amundi SA
(a)(c)
146 13,023
AXA SA 5,174 146,525
bioMerieux 123 14,647
BNP Paribas SA
(a)
2,883 185,293
Bouygues SA 639 27,415
Capgemini SE 399 73,200
Carrefour SA 1,493 28,945
CIE de Saint-Gobain
(a)
1,383 87,405
CIE Generale des Etablissements Michelin SCA 455 65,919
Credit Agricole SA
(a)
3,224 49,957
Danone SA 1,661 117,231
Dassault Systemes SE 346 80,367
Edenred 585 33,204
Electricite de France SA
(a)
1,109 16,180
Engie SA
(a)
4,630 68,945
EssilorLuxottica SA 733 122,122
Hermes International 87 109,339
Kering SA 182 146,025
Legrand SA 669 65,233
L'Oreal SA 595 244,710
LVMH Moet Hennessy Louis Vuitton SE 669 504,305
Orange SA 5,009 62,409
Pernod Ricard SA 506 103,977
Safran SA
(a)
856 127,962
Sanofi 2,861 300,564
Sartorius Stedim Biotech 61 28,051
Schneider Electric SE 1,346 215,534
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.9% (continued)
France – 9.7% (continued)
Societe Generale SA
(a)
1,984 56,532
Suez SA 912 21,804
Teleperformance 149 57,594
Thales SA 302 30,822
Total SE 6,291 278,880
Veolia Environnement SA 1,262 40,243
Vinci SA 1,257 138,304
Vivendi SA 2,168 75,685
Worldline SA
(a)(c)
534 52,474
4,181,634
Germany – 7.5%
Adidas AG
(a)
464 143,467
Allianz SE 1,043 271,704
BASF SE 2,340 188,957
Bayer AG 2,431 157,501
Bayerische Motoren Werke AG 813 81,623
Beiersdorf AG 250 28,259
Carl Zeiss Meditec AG 74 13,055
Continental AG
(a)
275 37,289
Daimler AG 2,099 187,108
Deutsche Bank AG
(a)
4,973 69,479
Deutsche Boerse AG 479 82,630
Deutsche Post AG 2,451 144,442
Deutsche Telekom AG 8,149 156,956
Deutsche Wohnen SE 910 49,296
E.ON SE 5,533 66,779
Evonik Industries AG 406 14,232
Fresenius Medical Care AG & Co. KGaA 536 42,689
Fresenius SE & Co. KGaA 1,019 50,146
Hannover Rueck SE 154 28,512
HeidelbergCement AG 312 28,627
Henkel AG & Co. KGaA 259 25,785
Infineon Technologies AG 3,273 132,247
Just Eat Takeaway.com NV
(a)(c)
207 21,430
Merck KGaA 327 57,531
Muenchener Rueckversicherungs-Gesellschaft
AG in Muenchen 364 105,449
Puma Se
(a)
215 22,703
RWE AG 1,672 63,482
SAP SE 2,717 381,890
Siemens AG 2,012 336,228
Siemens Healthineers AG
(c)
585 33,437
Symrise AG, Class A 323 41,760
Uniper SE 175 6,392
Vonovia SE 1,408 92,612
Zalando SE
(a)(c)
407 42,400
3,206,097
Hong Kong – 2.6%
AIA Group Ltd. 30,200 384,555
CK Asset Holdings Ltd. 5,000 31,383
CK Infrastructure Holdings Ltd. 1,500 9,193
CLP Holdings Ltd. 4,500 44,410
Hang Lung Properties Ltd. 4,000 10,918
Hang Seng Bank Ltd. 1,800 35,342
Henderson Land Development Co. Ltd. 4,000 17,794
Hong Kong & China Gas Co. Ltd. 27,150 43,555
Hong Kong Exchanges & Clearing Ltd. 3,000 181,541
Jardine Matheson Holdings Ltd. 600 40,344
Link REIT
(b)
5,213 49,299
MTR Corp. Ltd. 4,500 25,087
New World Development Co. Ltd. 3,250 17,198

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.9% (continued)
Hong Kong – 2.6% (continued)
Power Assets Holdings Ltd. 4,000 24,592
Sun Hung KAI Properties Ltd. 4,000 60,411
Swire Properties Ltd. 3,800 11,351
Techtronic Industries Co. Ltd. 4,500 82,041
WH Group Ltd.
(c)
23,500 20,544
Wharf Real Estate Investment Co. Ltd. 4,000 23,021
1,112,579
Ireland – 0.6%
CRH PLC 1,995 94,214
Flutter Entertainment PLC
(a)
359 73,403
Kerry Group PLC, Class A 382 49,572
Kingspan Group PLC 359 32,006
249,195
Israel – 0.3%
Azrieli Group Ltd. 87 6,129
Bank Hapoalim BM
(a)
2,708 21,625
Bank Leumi Le-Israel BM
(a)
3,748 26,440
Elbit Systems Ltd. 58 7,992
ICL Group Ltd. 1,226 7,881
Mizrahi Tefahot Bank Ltd.
(a)
319 9,000
Nice Ltd.
(a)
158 38,232
Teva Pharmaceutical Industries Ltd.
(a)
2,709 28,273
145,572
Italy – 1.8%
Assicurazioni Generali SpA
(a)
3,070 61,662
Atlantia SpA
(a)
1,271 24,825
Davide Campari-Milano NV 1,013 11,965
DiaSorin SpA 43 7,312
ENEL SpA 19,359 192,657
ENI SpA 6,514 77,867
Ferrari NV 323 69,270
Finecobank Banca Fineco SpA
(a)
1,451 25,013
Infrastrutture Wireless Italiane SpA
(c)
951 11,105
Intesa Sanpaolo SpA
(a)
44,107 123,236
Moncler SpA
(a)
456 28,006
Nexi SpA
(a)(c)
748 14,353
Poste Italiane SpA
(c)
1,108 14,538
Recordati Industria Chimica e Farmaceutica SpA 244 13,464
Snam SpA 5,522 31,110
Terna Rete Elettrica Nazionale SpA 3,580 26,418
UniCredit SpA 5,345 55,090
787,891
Japan – 22.3%
ACOM Co. Ltd. 1,100 4,720
Advantest Corp. 500 47,482
AEON Co. Ltd. 2,200 60,029
AGC, Inc. 500 22,780
Aisin Corp. 400 15,406
Ajinomoto Co., Inc. 1,500 30,005
ANA Holdings, Inc.
(a)
300 6,875
Asahi Group Holdings Ltd. 1,200 50,117
Asahi Intecc Co. Ltd. 500 13,458
Asahi Kasei Corp. 3,400 35,818
Astellas Pharma, Inc. 4,600 69,039
Bandai Namco Holdings, Inc. 600 44,057
Bridgestone Corp. 1,500 60,066
Canon, Inc. 2,700 64,298
Capcom Co. Ltd. 400 12,991
Central Japan Railway Co. 500 73,121
Chubu Electric Power Co., Inc. 1,500 18,121
Chugai Pharmaceutical Co. Ltd. 1,600 60,030
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.9% (continued)
Japan – 22.3% (continued)
Cyberagent, Inc. 800 16,453
DAI Nippon Printing Co. Ltd. 800 15,889
Daifuku Co. Ltd. 300 29,697
Dai-ichi Life Holdings, Inc. 2,700 48,551
Daiichi Sankyo Co. Ltd. 4,600 117,288
Daikin Industries Ltd. 700 140,442
Daito Trust Construction Co. Ltd. 200 21,262
Daiwa House Industry Co. Ltd. 1,800 53,273
Daiwa Securities Group, Inc. 3,800 20,237
Denso Corp. 1,300 83,955
Dentsu Group, Inc. 700 21,518
Disco Corp. 100 32,386
East Japan Railway Co. 900 61,581
Eisai Co. Ltd. 800 52,177
ENEOS Holdings, Inc. 8,200 35,349
FANUC Corp. 500 115,159
Fast Retailing Co. Ltd. 200 164,146
Fujifilm Holdings Corp. 1,000 64,837
Fujitsu Ltd. 500 79,617
GMO Payment Gateway, Inc. 100 12,762
Hamamatsu Photonics KK 300 17,401
Hankyu Hanshin Holdings, Inc. 600 18,883
Hikari Tsushin, Inc. 100 20,109
Hitachi Ltd. 2,400 118,150
Honda Motor Co. Ltd. 4,400 130,102
Hoya Corp. 900 102,388
Hulic Co. Ltd. 1,200 13,657
Idemitsu Kosan Co. Ltd. 700 16,760
INPEX Corp. 2,700 18,427
Isuzu Motors Ltd. 1,400 14,166
ITOCHU Corp. 3,500 109,126
ITOCHU Techno-Solutions Corp. 200 6,935
Japan Exchange Group, Inc. 1,300 30,465
Japan Post Holdings Co. Ltd.
(a)
3,800 31,900
Japan Post Insurance Co. Ltd. 300 5,780
Japan Real Estate Investment Corp.
(b)
3 18,608
Japan Tobacco, Inc. 2,700 50,490
Kansai Electric Power Co., Inc. (The) 2,000 19,798
Kansai Paint Co. Ltd. 600 15,112
KAO Corp. 1,100 70,515
KDDI Corp. 3,900 117,958
KEIO Corp. 300 19,487
Keyence Corp. 400 192,196
Kikkoman Corp. 500 30,694
Kintetsu Group Holdings Co. Ltd.
(a)
500 17,909
Kirin Holdings Co. Ltd. 2,300 43,147
Kobayashi Pharmaceutical Co. Ltd. 100 8,920
Kobe Bussan Co. Ltd. 200 5,346
Koito Manufacturing Co. Ltd. 300 18,691
Komatsu Ltd. 2,400 70,372
Kose Corp. 100 15,059
Kubota Corp. 3,000 70,537
Kyocera Corp. 900 54,648
Kyowa Kirin Co. Ltd. 700 21,262
Lasertec Corp. 200 35,387
Lion Corp. 900 16,879
M3, Inc. 1,100 76,252
Makita Corp. 700 31,476
Marubeni Corp. 4,300 35,744
McDonald's Holdings Co. Japan Ltd. 200 9,130
MEIJI Holdings Co. Ltd. 400 24,775
Minebea Mitsumi, Inc. 1,100 27,584

BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.9% (continued)
Japan – 22.3% (continued)
Misumi Group, Inc. 800 22,542
Mitsubishi Chemical Holdings Corp. 3,500 26,049
Mitsubishi Corp. 3,500 96,702
Mitsubishi Electric Corp. 5,500 84,635
Mitsubishi Estate Co. Ltd. 3,500 57,493
Mitsubishi Heavy Industries Ltd. 900 26,735
Mitsubishi UFJ Financial Group, Inc. 31,800 168,157
Mitsui & Co. Ltd. 4,100 86,404
Mitsui Fudosan Co. Ltd. 2,500 54,206
Mizuho Financial Group, Inc. 6,360 89,315
Monotaro Co. Ltd. 600 15,315
MS&AD Insurance Group Holdings, Inc. 1,200 33,978
Murata Manufacturing Co. Ltd. 1,600 127,394
NEC Corp. 700 40,730
Nexon Co. Ltd. 1,200 39,797
Nidec Corp. 1,400 162,088
Nihon M&a Center, Inc. 800 20,962
Nintendo Co. Ltd. 300 172,060
Nippon Building Fund, Inc.
(b)
4 26,275
Nippon Paint Holdings Co. Ltd. 3,300 47,158
Nippon ProLogis REIT, Inc.
(b)
7 22,478
Nippon Sanso Holdings Corp. 600 11,275
Nippon Steel Corp. 2,400 41,872
Nippon Telegraph & Telephone Corp. 3,200 80,655
Nissan Chemical Corp. 300 15,425
Nissan Motor Co. Ltd.
(a)
5,900 29,563
Nissin Foods Holdings Co. Ltd. 200 14,180
Nitori Holdings Co. Ltd. 200 35,881
Nitto Denko Corp. 400 33,155
Nomura Holdings, Inc. 7,300 39,196
Nomura Research Institute Ltd. 1,000 30,785
NTT Data Corp. 1,500 23,302
Obayashi Corp. 1,300 11,858
OBIC Co. Ltd. 200 38,662
Odakyu Electric Railway Co. Ltd. 1,000 27,034
Olympus Corp. 3,300 67,854
Omron Corp. 500 37,921
ONO Pharmaceutical Co. Ltd. 1,300 32,719
Oracle Corp. Japan 100 9,377
Oriental Land Co. Ltd. 500 70,788
ORIX Corp. 3,400 54,668
Osaka Gas Co. Ltd. 1,100 21,214
Otsuka Corp. 200 10,082
Otsuka Holdings Co. Ltd. 1,400 53,807
Pan Pacific International Holdings Corp. 1,500 32,318
Panasonic Corp. 5,900 69,577
Rakuten Group, Inc. 2,100 26,686
Recruit Holdings Co. Ltd. 4,200 189,779
Renesas Electronics Corp.
(a)
2,500 29,161
Resona Holdings, Inc. 6,000 24,647
ROHM Co. Ltd. 200 19,816
Santen Pharmaceutical Co. Ltd. 600 7,685
Secom Co. Ltd. 500 41,517
Sekisui Chemical Co. Ltd. 1,100 19,141
Sekisui House Ltd. 1,800 36,377
Seven & i Holdings Co. Ltd. 1,900 81,681
SG Holdings Co. Ltd. 1,300 29,543
Sharp Corp. 400 6,759
Shimadzu Corp. 800 27,995
Shimano, Inc. 200 45,808
Shin-Etsu Chemical Co. Ltd. 1,000 168,794
Shionogi & Co. Ltd. 700 36,804
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.9% (continued)
Japan – 22.3% (continued)
Shiseido Co. Ltd. 1,000 72,531
SMC Corp. 100 58,049
Softbank Corp. 3,800 49,001
SoftBank Group Corp. 4,100 370,784
Sompo Holdings, Inc. 1,000 37,144
Sony Group Corp. 3,200 319,107
Square Enix Holdings Co. Ltd. 200 11,125
Subaru Corp. 1,500 27,823
Sumitomo Corp. 2,700 36,756
Sumitomo Electric Industries Ltd. 2,000 29,752
Sumitomo Metal Mining Co. Ltd. 700 29,709
Sumitomo Mitsui Financial Group, Inc. 3,500 121,742
Sumitomo Mitsui Trust Holdings, Inc. 900 30,630
Sumitomo Realty & Development Co. Ltd. 1,200 39,951
Suntory Beverage & Food Ltd. 300 10,128
Suzuki Motor Corp. 1,200 45,528
Sysmex Corp. 400 39,980
T&D Holdings, Inc. 1,400 17,150
Taisei Corp. 500 18,435
Takeda Pharmaceutical Co. Ltd. 3,900 129,697
TDK Corp. 300 40,757
Terumo Corp. 1,900 71,825
Tobu Railway Co. Ltd. 500 12,854
Toho Co. Ltd. 400 15,919
Tokio Marine Holdings, Inc. 1,800 86,126
Tokyo Electron Ltd. 400 176,826
Tokyo Gas Co. Ltd. 900 18,221
Tokyu Corp. 1,500 19,281
Toray Industries, Inc. 3,900 24,234
Toshiba Corp. 1,100 45,437
Toto Ltd. 300 15,562
Toyota Industries Corp. 500 40,026
Toyota Motor Corp. 6,400 475,850
Toyota Tsusho Corp. 500 21,133
Trend Micro, Inc. 300 14,272
Tsuruha Holdings, Inc. 100 11,546
Unicharm Corp. 1,100 42,710
Welcia Holdings Co. Ltd. 200 6,239
West Japan Railway Co. 500 27,592
Workman Co. Ltd. 100 6,532
Yakult Honsha Co. Ltd. 400 19,468
Yamaha Corp. 400 21,774
Yamato Holdings Co. Ltd. 900 25,401
Yaskawa Electric Corp. 700 32,277
Z Holdings Corp. 6,800 31,417
ZOZO, Inc. 200 6,752
9,558,104
Luxembourg – 0.2%
ArcelorMittal SA
(a)
1,724 50,327
Eurofins Scientific Se
(a)
291 28,848
79,175
Macau – 0.2%
Galaxy Entertainment Group Ltd.
(a)
5,000 44,033
Sands China Ltd.
(a)
6,000 28,506
72,539
Mexico – 0.0%
Fresnillo PLC 597 6,808
Netherlands – 4.7%
Adyen NV
(a)(c)
75 184,317
AKZO Nobel NV 512 61,585

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.9% (continued)
Netherlands – 4.7% (continued)
Argenx Se
(a)
120 34,727
ASML Holding NV 1,061 691,238
EXOR NV 234 19,245
HAL Trust 217 38,923
Heineken Holding NV 245 24,361
Heineken NV 596 69,192
ING Groep NV 9,838 125,891
Jde Peet's NV
(a)
31 1,206
Koninklijke Ahold Delhaize NV 2,775 74,795
Koninklijke DSM NV 467 83,876
Koninklijke KPN NV 8,062 27,815
Koninklijke Philips NV
(a)
2,326 131,266
NN Group NV 702 35,130
Royal Dutch Shell PLC, Class A 10,218 193,111
Royal Dutch Shell PLC, Class B 9,235 166,094
Wolters Kluwer NV 689 62,422
2,025,194
New Zealand – 0.2%
a2 Milk Co. Ltd.
(a)
870 4,775
Auckland International Airport Ltd.
(a)
3,521 19,175
Fisher & Paykel Healthcare Corp. Ltd. 1,464 37,763
Mercury NZ Ltd. 1,261 6,279
Meridian Energy Ltd. 3,043 11,637
Spark New Zealand Ltd. 5,378 16,978
96,607
Norway – 0.6%
AKER BP ASA 241 6,927
DNB ASA 2,288 49,309
Equinor ASA 2,642 53,901
Gjensidige Forsikring ASA 461 10,512
Mowi ASA 1,149 28,434
Norsk Hydro ASA 3,937 25,191
Orkla ASA 2,180 22,293
Salmar ASA 113 7,859
Schibsted ASA, Class A
(a)
182 9,187
Schibsted ASA, Class B
(a)
230 10,104
Telenor ASA 1,650 29,482
Tomra Systems ASA 251 12,592
265,791
Poland – 0.0%
Inpost SA
(a)
291 5,552
Portugal – 0.1%
EDP - Energias de Portugal SA 6,566 36,533
Russia – 0.0%
Polymetal International PLC 733 15,177
Saudi Arabia – 0.1%
Delivery Hero SE
(a)(c)
364 57,862
Singapore – 1.0%
Ascendas Real Estate Investment Trust
(b)
8,296 19,393
Capitaland Integrated Commercial Trust
(b)
10,900 17,615
CapitaLand Ltd. 7,100 19,853
DBS Group Holdings Ltd. 4,635 104,204
Genting Singapore Ltd. 13,800 8,972
Jardine Cycle & Carriage Ltd. 100 1,742
Keppel Corp. Ltd. 2,700 11,000
Mapletree Industrial Trust
(b)
3,200 6,807
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.9% (continued)
Singapore – 1.0% (continued)
Mapletree Logistics Trust
(b)
5,000 7,479
Oversea-Chinese Banking Corp. Ltd. 10,085 92,481
Singapore Airlines Ltd.
(a)
3,900 14,833
Singapore Exchange Ltd. 2,100 16,495
Singapore Technologies Engineering Ltd. 4,300 12,476
Singapore Telecommunications Ltd. 14,400 27,060
United Overseas Bank Ltd. 3,900 77,947
438,357
South Africa – 0.3%
Anglo American PLC 3,491 148,387
Spain – 2.3%
Aena SME SA
(a)(c)
185 32,225
Amadeus IT Group SA
(a)
1,132 77,265
Banco Bilbao Vizcaya Argentaria SA 16,654 93,635
Banco Santander SA 43,418 168,037
CaixaBank SA 9,574 30,738
Cellnex Telecom SA
(c)
1,360 77,012
EDP Renovaveis SA 467 11,142
Endesa SA 857 22,552
Ferrovial SA 1,247 35,487
Grifols SA 784 21,282
Iberdrola SA 14,633 197,907
Industria de Diseno Textil SA 2,673 95,310
Naturgy Energy Group SA 811 20,824
Siemens Gamesa Renewable Energy SA
(a)
520 18,842
Telefonica SA 13,499 62,620
964,878
Sweden – 3.4%
ALFA Laval AB 726 24,590
ASSA Abloy AB, Class B 2,507 71,542
Atlas Copco AB, Class A 1,631 98,951
Atlas Copco AB, Class B 993 51,613
Boliden AB 567 22,115
Electrolux AB, Class B, Series B 505 14,190
Embracer Group AB, Class B
(a)
444 13,684
Epiroc AB, Class A 1,517 32,921
Epiroc AB, Class B 946 18,583
EQT AB 538 18,216
Essity AB, Class A 134 4,437
Essity AB, Class B 1,530 49,994
Evolution Gaming Group AB
(c)
407 80,478
Fastighets AB Balder, Class B
(a)
234 13,496
Hennes & Mauritz AB, Class B
(a)
1,967 48,572
Hexagon AB, Class B 710 67,795
Holmen AB, Class B 169 7,975
ICA Gruppen AB 225 10,378
Industrivarden AB, Class A 391 15,019
Industrivarden AB, Class C 405 14,637
Investment AB Latour , Class B 300 9,189
Investor AB, Class A 318 27,077
Investor AB, Class B 1,149 97,687
Kinnevik AB, Class B
(a)
550 30,441
L E Lundbergforetagen AB, Class B 170 9,727
Lifco AB, Class B 82 8,834
Nibe Industrier AB, Class B 883 32,351
Nordnet AB Publ 265 4,985
Sandvik AB 2,794 69,158
Skandinaviska Enskilda Banken AB, Class A 4,070 52,296
Skandinaviska Enskilda Banken AB, Class C 126 1,609
Skanska AB, Class B 872 23,677

BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.9% (continued)
Sweden – 3.4% (continued)
SKF AB, Class A 86 2,263
SKF AB, Class B 906 23,422
Svenska Cellulosa AB SCA, Class A 142 2,563
Svenska Cellulosa AB SCA, Class B 1,467 25,763
Svenska Handelsbanken AB, Class A 3,841 44,598
Svenska Handelsbanken AB, Class B 163 1,995
Swedbank AB, Class A 2,358 41,478
Swedish Match AB 432 35,477
Tele2 AB, Class B 1,211 15,661
Telefonaktiebolaget LM Ericsson, Class A 227 3,119
Telefonaktiebolaget LM Ericsson, Class B 6,606 90,577
Telia Co. AB 6,642 27,524
Volvo AB, Class A 579 14,585
Volvo AB, Class B 4,142 101,324
1,476,566
Switzerland – 8.9%
ABB Ltd. 4,861 158,027
Alcon, Inc. 1,233 92,605
Barry Callebaut AG 7 15,473
Chocoladefabriken Lindt & Spruengli AG 5 46,434
CIE Financiere Richemont SA, Class A 1,316 135,113
Coca-Cola HBC AG 469 16,247
Credit Suisse Group AG 5,659 59,230
EMS- Chemie Holding AG 19 17,759
Geberit AG 94 61,880
Givaudan SA 21 88,048
Kuehne + Nagel International AG 145 43,402
LafargeHolcim Ltd.
(a)
1,228 75,803
Logitech International SA 411 46,145
Lonza Group AG 189 120,357
Nestle SA 7,159 854,637
Novartis AG 6,076 519,363
Partners Group Holding AG 47 66,992
Roche Holding AG 1,726 563,190
Roche Holding AG, BR 70 24,345
Schindler Holding AG 104 29,625
Schindler Holding AG 47 13,089
SGS SA 13 38,485
Sika AG 353 105,430
Sonova Holding AG
(a)
139 41,164
STMicroelectronics NV 1,657 62,155
Straumann Holding AG 27 38,618
Swatch Group AG (The) 142 8,524
Swatch Group AG (The), BR 70 21,459
Swiss Life Holding AG 85 41,463
Swiss RE AG 737 68,589
Swisscom AG 63 34,213
UBS Group AG 9,647 147,289
Zurich Insurance Group AG 379 155,706
3,810,859
United Kingdom – 10.3%
3i Group PLC 2,477 43,967
Admiral Group PLC 597 25,864
Ashtead Group PLC 1,155 74,377
Associated British Foods PLC
(a)
908 29,016
AstraZeneca PLC 3,274 349,722
Aviva PLC 10,015 55,507
BAE Systems PLC 8,060 56,489
Barclays PLC 40,340 98,022
BP PLC 50,519 211,937
British American Tobacco PLC 5,749 213,481
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.9% (continued)
United Kingdom – 10.3% (continued)
BT Group PLC, Class A
(a)
22,230 50,769
Bunzl PLC 807 26,000
CK Hutchison Holdings Ltd. 6,000 49,209
CNH Industrial NV 2,392 35,619
Coca-Cola European Partners PLC 539 30,626
Compass Group PLC
(a)
4,472 97,365
Croda International PLC 312 29,219
Diageo PLC 5,806 261,338
Dr. Martens PLC
(a)
1,146 7,673
Experian PLC 2,295 88,717
GlaxoSmithKline PLC 12,164 225,611
Halma PLC 1,029 36,871
HSBC Holdings PLC 51,540 323,117
Imperial Brands PLC 2,398 50,051
InterContinental Hotels Group PLC
(a)
425 30,316
Intertek Group PLC 411 34,928
JD Sports Fashion PLC
(a)
1,029 13,085
Legal & General Group PLC 15,636 58,971
Lloyds Banking Group PLC 176,181 110,830
London Stock Exchange Group PLC 745 76,330
Mondi PLC 1,054 28,676
National Grid PLC 9,631 121,425
Natwest Group PLC 13,418 36,524
Next PLC
(a)
311 33,595
Ocado Group PLC
(a)
1,488 43,203
Persimmon PLC 751 32,567
Prudential PLC 6,547 139,097
Reckitt Benckiser Group PLC 1,825 163,004
RELX PLC 5,063 131,753
Rentokil Initial PLC 4,679 32,418
Sage Group PLC (The) 2,558 22,596
Schroders PLC 296 14,787
Schroders PLC 59 2,153
Segro PLC
(b)
2,793 38,883
Smith & Nephew PLC 2,370 51,534
Spirax-Sarco Engineering PLC 166 27,155
SSE PLC 2,615 53,150
Standard Chartered PLC 7,160 51,510
Tesco PLC 17,789 54,432
Unilever PLC 6,570 384,918
Vodafone Group PLC 67,473 127,798
WPP PLC 3,180 42,954
4,429,159
United States – 0.7%
Ferguson PLC 588 74,345
James Hardie Industries PLC 1,218 40,362
Stellantis NV 5,329 88,682
Waste Connections, Inc. 667 79,387
282,776
Total Common Stocks (cost $30,742,660) 42,474,106
Preferred Stocks – 0.6%
Germany – 0.6%
Bayerische Motoren Werke AG, 2.79% 134 11,001
Henkel AG & Co. KGaA , 1.93% 451 51,881
Sartorius AG, 0.22% 86 48,575
Volkswagen AG, 2.18% 461 120,258
231,715
Spain – 0.0%
Grifols SA, Class B, 2.56% 777 13,796
Total Preferred Stocks (cost $147,212) 245,511

STATEMENT OF INVESTMENTS
(continued)
(a)
Non-income producing security.
(b)
Investment in a real estate investment trust.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2021, these securities were valued at $750,691 or 1.75% of net assets.
(d)
Held by a counterparty for open exchange traded derivative contracts.
(e)
Security is a discount security. Income is recognized through the accretion of discount.
(f)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus. Holdings and transactions in these affiliated companies during the period ended April 30, 2021 are as follows:
(g)
The rate shown is the 1-day yield as of April 30, 2021.
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Rights – 0.0%
Switzerland – 0.0%
Credit Suisse Group AG, Rights expiring
5/11/2021
(a)
5,659 248
Total Rights (cost $0) 248
Principal
Amount ($)
Short-Term Investments – 0.0%
U.S. Treasury Securities – 0.0%
U.S. Treasury Bills, 0.03%, 6/24/2021
(d)(e)
(cost $8,000) 8,000 8,000
Shares
Investment Companies – 0.1%
Registered Investment Companies – 0.1%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.01%
(f)(g)
(cost $23,416) 23,416 23,416
Total Investments (cost $30,921,288) 99.6% 42,751,281
Cash and Receivables (Net) 0.4% 192,703
Net Assets 100.0% 42,943,984
BR—Bearer Shares
REIT—Real Estate Investment Trust
Description
Value
10/31/20 Purchases ($)
1
Sales ($)
Net Realized
Gain (Loss) ($)
Net Change
in Unrealized
Appreciation
(Depreciation) ($)
Value
4/30/21 Net Assets (%)
Dividends/
Distributions ($)
Investment Companies
Dreyfus Institutional
Preferred Government
Money Market Fund,
Institutional Shares 45,827 639,633 (662,044) — — 23,416 0.1 9
Investment of Cash Collateral for
Securities Loaned
Dreyfus Institutional
Preferred Government
Money Market Fund,
Institutional Shares 26,856 374,114 (400,970) — — — — 20
2
Total 72,683 1,013,747 (1,063,014) — — 23,416 0.1 29
1
Includes reinvested dividends/distributions.
2
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See Notes to Financial Statements
Portfolio Summary (Unaudited)
†
Value (%)
Financials 19.8
Industrials 15.5
Consumer Discretionary 11.8
Health Care 11.4
Consumer Staples 10.1
Information Technology 9.1
Materials 8.4
Communication Services 4.5
Energy 4.0
Utilities 3.0
Real Estate 1.9
Registered Investment Companies 0.1
U.S. Treasury Securities 0.0
99.6
†
Based on net assets.
Futures
Description
Number of
Contracts Expiration
Notional
Value ($)
Market
Value ($)
Unrealized
Appreciation
(Depreciation) ($)
Futures Long
MSCI EAFE Index 1 6/18/2021 109,749 112,865 3,116

STATEMENT OF INVESTMENTS
April 30, 2021 (Unaudited)
BNY Mellon Emerging Markets Equity ETF
Description Shares Value ($)
Common Stocks – 97.4%
Brazil – 3.0%
Ambev SA 27,800 76,760
Atacadao SA 2,000 8,007
B2W Cia Digital
(a)
1,300 16,229
B3 SA - Brasil Bolsa Balcao 11,700 111,172
Banco Bradesco SA 7,480 28,554
Banco BTG Pactual SA 1,200 23,667
Banco do Brasil SA 7,800 42,413
BB Seguridade Participacoes SA 4,500 18,497
Centrais Eletricas Brasileiras SA 2,200 14,975
Hapvida Participacoes e Investimentos SA
(b)
7,200 19,111
Itausa - Investimentos Itau SA 5,300 10,687
Localiza Rent A Car SA 3,400 40,065
Magazine Luiza SA 16,000 59,131
Natura & Co. Holding SA
(a)
5,700 50,904
Notre Dame Intermedica Participacoes SA
(a)
3,100 46,261
Petroleo Brasileiro SA 21,400 91,276
Raia Drogasil SA 6,300 30,633
Rede D'or Sao Luiz SA
(b)
2,700 35,066
Suzano SA
(a)
3,700 47,024
Telefonica Brasil SA, Class Preference 1,900 15,077
Vale SA 19,900 402,420
WEG SA 9,200 58,894
1,246,823
Chile – 0.4%
Banco de Chile 267,300 28,481
Banco de Credito e Inversiones SA 435 20,102
Banco Santander Chile 235,039 12,834
Cencosud SA 7,241 14,959
Empresas CMPC SA 4,075 11,269
Empresas COPEC SA 2,529 27,102
Enel Americas SA 175,240 24,823
Enel Chile SA
(a)
123,437 8,382
Falabella SA 3,603 16,194
164,146
China – 38.6%
360 Security Technology, Inc., Class A 2,200 4,287
Agricultural Bank of China Ltd., Class A 56,700 28,037
Agricultural Bank of China Ltd., Class H 169,000 65,713
Airtac International Group 1,000 42,244
Alibaba Group Holding Ltd.
(a)
84,980 2,461,809
Alibaba Health Information Technology Ltd.
(a)
24,000 73,234
Anhui Conch Cement Co. Ltd., Class A 2,400 18,183
Anhui Conch Cement Co. Ltd., Class H 8,000 47,844
Anhui Gujing Distillery Co. Ltd., Class A 200 7,026
Anhui Gujing Distillery Co. Ltd., Class B 600 8,055
ANTA Sports Products Ltd. 5,000 89,805
Autobio Diagnostics Co. Ltd., Class A 100 1,888
Autohome , Inc., ADR 343 31,806
Avary Holding Shenzhen Co. Ltd., Class A 500 2,408
AVIC Shenyang Aircraft Co. Ltd., Class A 600 5,353
AVIC Xi'an Aircraft Industry Group Co. Ltd., Class
A 1,300 4,831
Baidu, Inc., ADR
(a)
1,574 331,059
Bank of Beijing Co. Ltd., Class A 19,400 14,269
Bank of China Ltd., Class A 21,700 10,898
Bank of China Ltd., Class H 410,000 163,116
Bank of Communications Co. Ltd., Class A 10,000 7,433
Bank of Communications Co. Ltd., Class H 116,000 74,228
Bank of Jiangsu Co. Ltd., Class A 5,200 5,681
Bank of Nanjing Co. Ltd., Class A 3,400 4,818
Bank of Ningbo Co. Ltd., Class A 4,000 26,102
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.4% (continued)
China – 38.6% (continued)
Bank of Shanghai Co. Ltd., Class A 6,800 8,595
Baoshan Iron & Steel Co. Ltd., Class A 10,000 13,335
BeiGene Ltd.
(a)
2,800 75,346
Beijing Oriental Yuhong Waterproof Technology
Co. Ltd., Class A 300 2,678
Bilibili , Inc., ADR
(a)(c)
1,068 118,398
Blue Moon Group Holdings Ltd.
(a)(b)
1,300 1,814
BOC Hong Kong Holdings Ltd. 21,000 74,084
BOE Technology Group Co. Ltd., Class A 18,900 21,407
BOE Technology Group Co. Ltd., Class B 600 318
BYD Co. Ltd., Class A 600 14,702
BYD Co. Ltd., Class H 4,000 82,556
CGN Power Co. Ltd., Class H
(b)
103,000 23,738
Changchun High & New Technology Industry
Group, Inc., Class A 200 15,378
China CITIC Bank Corp. Ltd., Class H 74,000 38,778
China Construction Bank Corp., Class A 4,000 4,160
China Construction Bank Corp., Class H 581,000 460,051
China CSSC Holdings Ltd., Class A
(a)
1,000 2,411
China Eastern Airlines Corp. Ltd., Class A 8,600 6,937
China Eastern Airlines Corp. Ltd., Class H 4,000 1,756
China Everbright Bank Co. Ltd., Class A 12,700 7,418
China Everbright Bank Co. Ltd., Class H 16,000 6,695
China Evergrande Group 15,000 25,416
China Feihe Ltd.
(b)
17,000 48,482
China Galaxy Securities Co. Ltd., Class A 2,000 3,084
China Galaxy Securities Co. Ltd., Class H 17,500 10,432
China Gas Holdings Ltd. 11,800 42,616
China Life Insurance Co. Ltd., Class H 45,000 91,659
China Mengniu Dairy Co. Ltd. 16,000 85,698
China Merchants Bank Co. Ltd., Class A 8,000 65,147
China Merchants Bank Co. Ltd., Class H 22,000 177,459
China Merchants Securities Co. Ltd., Class A 5,460 15,794
China Merchants Securities Co. Ltd., Class H
(b)
2,600 3,642
China Merchants Shekou Industrial Zone
Holdings Co. Ltd., Class A 2,800 5,028
China Minsheng Banking Corp. Ltd., Class A 3,000 2,179
China Minsheng Banking Corp. Ltd., Class H 29,500 15,155
China Molybdenum Co. Ltd., Class A 11,500 10,325
China Molybdenum Co. Ltd., Class H 18,000 12,213
China National Nuclear Power Co. Ltd., Class A 16,200 13,067
China Overseas Land & Investment Ltd. 17,000 43,032
China Pacific Insurance Group Co. Ltd., Class A 3,500 17,788
China Pacific Insurance Group Co. Ltd., Class H 14,200 51,375
China Petroleum & Chemical Corp., Class A 18,400 12,169
China Petroleum & Chemical Corp., Class H 170,000 84,706
China Railway Group Ltd., Class A 23,100 19,240
China Railway Group Ltd., Class H 4,000 2,070
China Resources Beer Holdings Co. Ltd. 8,000 64,634
China Resources Cement Holdings Ltd. 18,000 19,630
China Resources Gas Group Ltd. 4,000 21,708
China Resources Land Ltd. 18,000 84,474
China Resources Mixc Lifestyle Services Ltd.
(a)(b)
1,600 9,445
China Satellite Communications Co. Ltd., Class A 1,700 4,101
China Shenhua Energy Co. Ltd., Class A 3,400 10,093
China Shenhua Energy Co. Ltd., Class H 23,500 49,016
China Shipbuilding Industry Co. Ltd., Class A
(a)
3,700 2,338
China Southern Airlines Co. Ltd., Class A
(a)
7,500 7,359
China Southern Airlines Co. Ltd., Class H
(a)
14,000 9,517
China Tourism Group Duty Free Corp. Ltd., Class
A 900 43,389
China Vanke Co. Ltd., Class A 4,900 21,329

BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.4% (continued)
China – 38.6% (continued)
China Vanke Co. Ltd., Class H 8,500 29,768
China Yangtze Power Co. Ltd., Class A 11,700 36,104
Chongqing Changan Automobile Co. Ltd., Class
A
(a)
2,300 5,818
Chongqing Changan Automobile Co. Ltd., Class
B
(a)
1,700 1,375
CITIC Pacific Special Steel Group Co. Ltd., Class A 1,000 3,999
CITIC Securities Co. Ltd., Class A 5,900 21,744
CITIC Securities Co. Ltd., Class H 11,000 26,541
Cosco Shipping Holdings Co. Ltd., Class H
(a)
15,500 27,740
Country Garden Holdings Co. Ltd. 45,858 54,615
Country Garden Services Holdings Co. Ltd. 9,000 94,440
CSPC Pharmaceutical Group Ltd. 49,760 61,633
Daqin Railway Co. Ltd., Class A 300 319
ENN Energy Holdings Ltd. 4,500 76,711
Everbright Securities Co. Ltd., Class A 2,100 4,864
Evergrande Property Services Group Ltd.
(a)(b)
6,100 10,618
Flat Glass Group Co Ltd., Class A 100 439
Flat Glass Group Co. Ltd., Class H 2,000 6,180
Focus Media Information Technology Co. Ltd.,
Class A 7,000 11,660
Foshan Haitian Flavouring & Food Co. Ltd., Class
A 1,400 36,668
Fosun International Ltd. 11,000 15,834
Founder Securities Co. Ltd., Class A
(a)
4,700 6,689
Fuyao Glass Industry Group Co. Ltd., Class H
(b)
2,800 16,277
Ganfeng Lithium Co. Ltd., Class A 300 5,076
Ganfeng Lithium Co. Ltd., Class H
(b)
1,200 16,161
GDS Holdings Ltd., ADR
(a)(c)
519 43,061
Geely Automobile Holdings Ltd. 32,000 83,019
Gemdale Corp., Class A 4,200 7,632
GF Securities Co. Ltd., Class A 4,000 9,179
GF Securities Co. Ltd., Class H 7,000 10,148
Gigadevice Semiconductor Beijing, Inc., Class A 200 5,972
Glodon Co. Ltd., Class A 800 9,033
GoerTek , Inc., Class A 1,300 7,573
Great Wall Motor Co. Ltd., Class A 200 1,033
Great Wall Motor Co. Ltd., Class H 19,000 47,018
Greenland Holdings Corp. Ltd., Class A 7,300 6,396
Guangdong Haid Group Co. Ltd., Class A 400 5,155
Guangdong Investment Ltd. 14,000 21,558
Guangzhou Automobile Group Co. Ltd., Class H 16,000 13,658
Guosen Securities Co. Ltd., Class A 3,000 4,867
Guotai Junan Securities Co. Ltd., Class A 4,200 10,747
Guotai Junan Securities Co. Ltd., Class H
(b)
4,200 5,981
Haidilao International Holding Ltd.
(b)
5,000 32,413
Haier Smart Home Co. Ltd., Class A 3,600 18,430
Haier Smart Home Co. Ltd., Class H
(a)
12,800 55,374
Haitong Securities Co. Ltd., Class A 4,800 8,211
Haitong Securities Co. Ltd., Class H 18,000 16,107
Hansoh Pharmaceutical Group Co. Ltd.
(a)(b)
6,000 25,918
Henan Shuanghui Investment & Development
Co. Ltd., Class A 1,200 6,794
Hengli Petrochemical Co. Ltd., Class A 3,000 13,745
Hongta Securities Co. Ltd., Class A 1,000 1,949
Hualan Biological Engineering, Inc., Class A 1,000 6,502
Huaneng Lancang River Hydropower, Inc., Class
A 3,300 2,988
Huaneng Power International, Inc., Class A 5,400 3,521
Huaneng Power International, Inc., Class H 18,000 6,489
Huatai Securities Co. Ltd., Class A 4,000 9,840
Huatai Securities Co. Ltd., Class H
(b)
8,600 12,291
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.4% (continued)
China – 38.6% (continued)
Huaxia Bank Co. Ltd., Class A 14,100 13,596
Huayu Automotive Systems Co. Ltd., Class A 2,000 8,072
Huazhu Group Ltd., ADR
(a)(c)
835 49,232
Hundsun Technologies, Inc., Class A 400 5,680
Iflytek Co. Ltd., Class A 1,000 7,876
Industrial & Commercial Bank of China Ltd.,
Class A 45,700 36,227
Industrial & Commercial Bank of China Ltd.,
Class H 436,000 284,048
Industrial Bank Co. Ltd., Class A 10,100 33,929
Inner Mongolia Yili Industrial Group Co. Ltd.,
Class A 3,200 20,249
Innovent Biologics, Inc.
(a)(b)
5,000 54,333
JD Health International, Inc.
(a)(b)
1,700 26,484
JD.Com, Inc., Class A
(a)
10,500 403,948
Jiangsu Hengli Hydraulic Co. Ltd., Class A 444 5,900
Jiangsu Hengrui Medicine Co. Ltd., Class A 2,700 35,088
Jiangsu King's Luck Brewery JSC Ltd., Class A 700 5,779
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd.,
Class A 800 23,797
KE Holdings, Inc., ADR
(a)(c)
937 48,771
Kuaishou Technology, Class B
(a)(b)
4,800 162,537
Kweichow Moutai Co. Ltd., Class A 600 186,057
Li Auto, Inc., ADR
(a)
951 18,773
Li Ning Co Ltd. 12,000 97,955
Lingyi iTech Guangdong Co, Class A 700 891
Logan Group Co. Ltd. 8,000 12,731
Longfor Group Holdings Ltd.
(b)
9,000 56,142
LONGi Green Energy Technology Co. Ltd., Class A 2,000 30,719
Luxshare Precision Industry Co. Ltd., Class A 2,300 13,136
Luzhou Laojiao Co. Ltd., Class A 700 27,645
Meinian Onehealth Healthcare Holdings Co. Ltd.,
Class A
(a)
200 380
Meituan , Class B
(a)(b)
24,200 928,510
Microport Cardioflow Medtech Corp.
(a)(b)
200 450
Muyuan Foods Co. Ltd., Class A 1,800 31,461
NARI Technology Co. Ltd., Class A 2,500 12,354
NAURA Technology Group Co. Ltd., Class A 100 2,559
NetEase , Inc. 11,500 259,410
New China Life Insurance Co. Ltd., Class A 1,000 7,511
New China Life Insurance Co. Ltd., Class H 4,700 18,124
New Hope Liuhe Co. Ltd., Class A 1,800 4,623
New Oriental Education & Technology Group,
Inc., ADR
(a)
8,660 132,152
Ningxia Baofeng Energy Group Co. Ltd., Class A 1,000 2,505
Nio , Inc., ADR
(a)
7,403 294,936
Nongfu Spring Co. Ltd., Class H
(a)(b)
8,400 44,505
Offcn Education Technology Co. Ltd., Class A 1,100 4,334
Oppein Home Group, Inc., Class A 300 7,732
Orient Securities Co. Ltd., Class A 4,700 6,398
People's Insurance Co. Group of China Ltd.
(The), Class H 32,000 10,959
PetroChina Co. Ltd., Class H 118,000 42,996
Pinduoduo , Inc., ADR
(a)
2,020 270,539
Ping An Bank Co. Ltd., Class A 10,000 35,989
Ping An Healthcare And Technology Co. Ltd.
(a)(b)
3,500 41,008
Ping An Insurance Group Co. of China Ltd., Class
A 5,700 63,857
Ping An Insurance Group Co. of China Ltd., Class
H 32,500 355,469
Poly Developments and Holdings Group Co. Ltd.,
Class A 5,600 12,115

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.4% (continued)
China – 38.6% (continued)
Pop Mart International Group Ltd.
(a)(b)
700 5,795
Postal Savings Bank of China Co. Ltd., Class H
(b)
49,000 31,923
Power Construction Corp. of China Ltd., Class A 6,000 3,542
Rongsheng Petro Chemical Co. Ltd., Class A 3,400 14,884
SAIC Motor Corp. Ltd., Class A 4,300 13,329
Sanan Optoelectronics Co. Ltd., Class A 1,900 7,369
Sany Heavy Industry Co. Ltd., Class A 3,800 18,132
SDIC Power Holdings Co. Ltd., Class A 800 1,224
Seazen Holdings Co. Ltd., Class A 1,000 6,960
SF Holding Co. Ltd., Class A 2,300 22,870
Shaanxi Coal Industry Co. Ltd., Class A 7,800 13,559
Shandong Gold Mining Co. Ltd., Class A 3,120 9,334
Shandong Gold Mining Co. Ltd., Class H
(b)
2,150 3,947
Shanghai Electric Group Co. Ltd., Class A
(a)
6,300 4,975
Shanghai Electric Group Co. Ltd., Class H
(a)
2,000 695
Shanghai Fosun Pharmaceutical Group Co. Ltd.,
Class A 700 6,516
Shanghai Fosun Pharmaceutical Group Co. Ltd.,
Class H 3,500 22,239
Shanghai International Airport Co. Ltd., Class A 800 6,075
Shanghai International Port Group Co. Ltd., Class
A 4,100 2,933
Shanghai M&G Stationery, Inc., Class A 500 7,062
Shanghai Pudong Development Bank Co. Ltd.,
Class A 6,300 9,784
Shanxi Xinghuacun Fen Wine Factory Co. Ltd.,
Class A 500 31,697
Shenwan Hongyuan Group Co. Ltd., Class A 16,300 11,385
Shenwan Hongyuan Group Co. Ltd., Class H
(b)
6,400 1,747
Shenzhen Goodix Technology Co. Ltd., Class A 100 1,758
Shenzhou International Group Holdings Ltd. 4,500 98,959
Shimao Property Holdings Ltd. 6,000 17,382
Silergy Corp. 400 41,886
Smoore International Holdings Ltd.
(a)(b)
9,000 63,790
Sun Art Retail Group Ltd. 10,000 9,219
Sunac China Holdings Ltd. 15,000 58,421
Sunac Services Holdings Ltd.
(a)(b)
3,000 9,347
Suning.com Co. Ltd., Class A 1,400 1,441
Sunny Optical Technology Group Co. Ltd. 4,200 102,420
TAL Education Group, ADR
(a)
2,351 133,889
TCL Technology Group Corp., Class A 4,400 6,119
Tencent Holdings Ltd. 34,700 2,783,381
Tencent Music Entertainment Group, ADR
(a)
2,373 41,338
Tianjin Zhonghuan Semiconductor Co. Ltd.,
Class A 3,300 14,089
Tingyi Cayman Islands Holding Corp. 12,000 21,599
Tongwei Co. Ltd., Class A 2,100 11,432
Topchoice Medical Corp., Class A
(a)
200 9,679
Topsports International Holdings Ltd.
(b)
5,000 6,759
Trip.com Group Ltd., ADR
(a)
2,723 106,415
Tsingtao Brewery Co. Ltd., Class A 800 11,251
Tsingtao Brewery Co. Ltd., Class H 2,000 18,154
Unigroup Guoxin Microelectronics Co. Ltd., Class
A 200 3,619
Unisplendour Corp. Ltd., Class A 1,740 4,912
Vipshop Holdings Ltd., ADR
(a)
2,246 69,109
Wanhua Chemical Group Co. Ltd., Class A 1,600 25,401
Weichai Power Co. Ltd., Class A 2,000 5,597
Weichai Power Co. Ltd., Class H 11,000 25,521
Will Semiconductor Ltd., Class A 400 18,698
Wingtech Technology Co. Ltd., Class A 300 3,954
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.4% (continued)
China – 38.6% (continued)
Wuhu Sanqi Interactive Entertainment Network
Technology Group Co. Ltd., Class A 1,500 5,113
Wuliangye Yibin Co. Ltd., Class A 1,900 83,675
Wuxi AppTec Co. Ltd., Class A 1,200 29,437
Wuxi AppTec Co. Ltd., Class H
(b)
1,500 35,478
Wuxi Biologics Cayman, Inc.
(a)(b)
18,000 253,771
Xinyi Solar Holdings Ltd. 20,000 33,476
Yidu Tech, Inc.
(a)(b)
1,800 9,780
Yihai International Holding Ltd. 3,000 29,240
Yonghui Superstores Co. Ltd., Class A 2,000 1,721
Yonyou Network Technology Co. Ltd., Class A 100 513
Yum China Holdings, Inc. 2,428 152,770
Yunnan Baiyao Group Co. Ltd., Class A 600 9,971
Yunnan Energy New Material Co. Ltd., Class A 400 8,316
Zhangzhou Pientzehuang Pharmaceutical Co.
Ltd., Class A 300 15,729
Zhejiang Century Huatong Group Co. Ltd., Class
A
(a)
5,980 6,126
Zhejiang NHU Co. Ltd., Class A 500 3,022
Zhejiang Sanhua Intelligent Controls Co. Ltd.,
Class A 1,600 5,296
Zhejiang Supor Co. Ltd., Class A 500 5,826
Zhongsheng Group Holdings Ltd. 3,000 22,731
Zijin Mining Group Co. Ltd., Class A 7,000 11,931
Zijin Mining Group Co. Ltd., Class H 34,000 47,891
ZTE Corp., Class A 1,400 6,263
ZTE Corp., Class H 6,200 15,518
ZTO Express Cayman, Inc., ADR
(c)
3,697 118,896
15,955,842
Colombia – 0.1%
Banco de Bogota SA 922 19,347
Bancolombia SA 1,027 7,665
Ecopetrol SA 26,057 15,393
Interconexion Electrica SA Esp 3,336 19,065
61,470
Czech Republic – 0.1%
CEZ AS 1,020 28,455
Egypt – 0.1%
Commercial International Bank Egypt SAE 8,436 31,385
Greece – 0.1%
Hellenic Telecommunications Organization SA 1,437 24,408
Hong Kong – 0.2%
Sino Biopharmaceutical Ltd. 61,500 66,276
Hungary – 0.1%
OTP Bank Nyrt
(a)
1,278 57,540
India – 9.8%
Adani Green Energy Ltd.
(a)
1,670 22,973
Adani Ports & Special Economic Zone Ltd.
(a)
4,386 43,228
Ambuja Cements Ltd. 5,401 22,534
Asian Paints Ltd. 2,629 90,023
Avenue Supermarts Ltd., Class A
(a)(b)
825 31,775
Axis Bank Ltd.
(a)
12,745 123,007
Bajaj Auto Ltd.
(a)
297 15,372
Bajaj Finance Ltd.
(a)
1,546 113,789
Bajaj Finserv Ltd.
(a)
233 34,732

BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.4% (continued)
India – 9.8% (continued)
Bandhan Bank Ltd.
(a)(b)
3,363 14,971
Berger Paints India Ltd. 1,011 9,609
Bharat Petroleum Corp. Ltd. 4,972 28,313
Bharti Airtel Ltd. 14,266 103,375
Biocon Ltd.
(a)
2,159 11,066
Britannia Industries Ltd. 675 31,430
Cipla Ltd./India
(a)
3,683 45,264
Coal India Ltd. 5,880 10,562
Dabur India Ltd. 2,627 19,082
Divi's Laboratories Ltd.
(a)
827 45,355
Dr Reddy's Laboratories Ltd. 827 57,645
Eicher Motors Ltd.
(a)
884 28,901
Godrej Consumer Products Ltd.
(a)
2,112 19,724
Grasim Industries Ltd. 2,595 49,108
HCL Technologies Ltd. 6,547 79,455
HDFC Asset Management Co. Ltd.
(b)
152 5,697
HDFC Life Insurance Co. Ltd.
(a)(b)
3,700 33,222
Hero Motocorp Ltd. 708 26,946
Hindustan Unilever Ltd. 5,031 159,867
Housing Development Finance Corp. Ltd. 10,243 334,660
ICICI Bank Ltd.
(a)
29,415 238,465
ICICI Lombard General Insurance Co. Ltd.
(b)
1,238 23,633
ICICI Prudential Life Insurance Co. Ltd.
(a)(b)
1,312 9,245
Indian Oil Corp. Ltd. 15,706 19,263
Infosys Ltd. 21,324 389,890
Interglobe Aviation Ltd.
(a)(b)
625 13,866
ITC Ltd. 16,883 46,178
Jsw Steel Ltd. 6,954 67,392
Kotak Mahindra Bank Ltd.
(a)
6,280 148,266
Larsen & Toubro Infotech Ltd.
(b)
283 14,863
Larsen & Toubro Ltd. 4,077 73,779
Mahindra & Mahindra Ltd. 5,701 57,920
Maruti Suzuki India Ltd. 804 70,071
Nestle India Ltd. 185 40,733
NTPC Ltd. 28,588 39,540
Oil & Natural Gas Corp. Ltd. 13,187 19,254
Pidilite Industries Ltd.
(a)
812 19,905
Power Grid Corp. of India Ltd. 13,924 41,365
Reliance Industries Ltd. 18,784 505,784
SBI Cards & Payment Services Ltd. 523 6,949
SBI Life Insurance Co. Ltd.
(b)
1,979 24,812
Shree Cement Ltd.
(a)
34 12,811
State Bank of India
(a)
9,697 46,278
Sun Pharmaceutical Industries Ltd. 6,669 58,922
Tata Consultancy Services Ltd. 6,068 248,680
Tech Mahindra Ltd. 3,864 50,099
Titan Co. Ltd. 2,566 51,673
Ultratech Cement Ltd. 731 61,965
Wipro Ltd. 6,868 45,688
4,058,974
Indonesia – 1.1%
Astra International Tbk PT 113,100 43,063
Bank Central Asia Tbk PT 69,700 154,527
Bank Mandiri ( Persero ) Tbk PT 105,400 45,057
Bank Negara Indonesia ( Persero ) Tbk PT 40,200 15,863
Bank Rakyat Indonesia ( Persero ) Tbk PT 301,100 84,420
Barito Pacific Tbk PT
(a)
179,700 12,440
Chandra Asri Petrochemical Tbk PT 14,900 10,392
Charoen Pokphand Indonesia Tbk PT 42,800 20,889
Gudang Garam Tbk PT
(a)
4,900 12,246
Indofood CBP Sukses Makmur Tbk PT 14,100 8,492
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.4% (continued)
Indonesia – 1.1% (continued)
Telekomunikasi Indonesia ( Persero ) Tbk PT 230,600 51,085
Unilever Indonesia Tbk PT 41,300 17,155
United Tractors Tbk PT 100 147
475,776
Kuwait – 0.6%
Agility Public Warehousing Co. Ksc 7,797 24,532
Boubyan Bank Kscp 5,250 11,413
Kuwait Finance House Kscp 29,129 69,898
Mobile Telecommunications Co. Kscp 8,472 16,956
National Bank of Kuwait Sakp 42,863 117,080
239,879
Malaysia – 1.6%
Axiata Group BHD 28,900 27,303
CIMB Group Holdings BHD 38,200 38,607
Dialog Group BHD 25,300 18,776
Digi.com BHD 24,800 25,367
Hap Seng Consolidated BHD 2,300 4,509
Hartalega Holdings BHD 9,500 23,840
Hong Leong Bank BHD 4,100 17,836
Hong Leong Financial Group BHD 700 2,833
IHH Healthcare BHD 20,200 26,530
IOI Corp. BHD 15,100 15,076
Kossan Rubber Industries 4,100 4,444
Kuala Lumpur Kepong BHD 2,200 11,815
Malayan Banking BHD 39,900 80,162
Maxis BHD 19,800 22,234
MISC BHD 2,000 3,310
Nestle Malaysia BHD 400 13,251
Petronas Chemicals Group BHD 19,800 39,635
Petronas Dagangan BHD 1,700 8,366
Petronas Gas BHD 4,600 17,675
PPB Group BHD 2,400 10,839
Press Metal Aluminium Holdings BHD 13,800 17,518
Public Bank BHD 95,000 96,243
RHB Bank BHD 11,500 14,626
Sime Darby BHD 17,800 9,820
Sime Darby Plantation BHD 12,900 14,297
Supermax Corp. BHD 9,300 13,690
Tenaga Nasional BHD 13,600 33,067
Top Glove Corp. BHD 30,500 42,067
653,736
Mexico – 1.4%
America Movil SAB de CV, Series L 139,000 97,767
Arca Continental SAB de CV 2,200 11,885
Becle SAB de CV 3,200 7,710
Cemex SAB de CV
(a)
83,600 66,302
Fomento Economico Mexicano SAB de CV 10,700 83,390
Grupo Bimbo SAB de CV, Series A 7,000 14,032
Grupo Elektra SAB de CV 335 25,208
Grupo Financiero Banorte SAB de CV, Class O 13,900 79,247
Grupo Mexico SAB de CV, Series B 19,600 89,264
Industrias Penoles SAB de CV
(a)
700 9,029
Infraestructura Energetica Nova SAB de CV
(a)
2,800 12,075
Wal-Mart de Mexico SAB de CV 29,100 95,820
591,729
Peru – 0.1%
Credicorp Ltd. 313 37,372
Philippines – 0.6%
Aboitiz Equity Ventures, Inc. 12,900 9,511

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.4% (continued)
Philippines – 0.6% (continued)
Ayala Corp. 1,590 24,469
Ayala Land, Inc. 32,900 22,002
Bank of The Philippine Islands 9,940 17,093
BDO Unibank , Inc. 5,850 12,526
Globe Telecom, Inc. 160 6,091
JG Summit Holdings, Inc. 19,162 20,993
Manila Electric Co. 790 4,476
PLDT, Inc. 535 14,178
San Miguel Corp. 2,550 6,090
San Miguel Food and Beverage, Inc. 4,820 6,672
SM Investments Corp. 3,140 62,670
SM Prime Holdings, Inc. 60,900 43,572
Universal Robina Corp. 5,010 14,244
264,587
Poland – 0.5%
Allegro.Eu SA
(a)(b)
1,067 16,372
CD Projekt SA
(a)
418 19,209
Cyfrowy Polsat SA 1,745 13,595
Dino Polska SA
(a)(b)
268 17,414
KGHM Polska Miedz SA
(a)
869 44,631
Polski Koncern Naftowy ORLEN SA 1,826 32,153
Polskie Gornictwo Naftowe i Gazownictwo SA 8,796 15,275
Powszechna Kasa Oszczednosci Bank Polski SA
(a)
5,277 49,120
Powszechny Zaklad Ubezpieczen SA
(a)
1,844 15,899
223,668
Qatar – 0.6%
Industries Qatar QSC 13,141 48,652
Masraf Al Rayan QSC 20,421 25,059
Mesaieed Petrochemical Holding Co. 23,347 12,375
Ooredoo QPSC 5,087 9,934
Qatar Islamic Bank SAQ 7,740 36,989
Qatar National Bank QPSC 27,000 132,738
265,747
Russia – 2.6%
Gazprom PJSC 69,520 213,071
LUKOIL PJSC 2,071 159,898
MMC Norilsk Nickel PJSC 338 115,524
Novatek PJSC 6,294 113,848
Novolipetsk Steel PJSC 4,350 15,391
Polyus PJSC 172 31,777
Rosneft Oil Co. PJSC 13,520 94,643
Sberbank of Russia PJSC 60,410 239,560
Severstal PAO 697 16,471
Surgutneftegas PJSC 51,900 23,546
Tatneft PJSC 9,000 60,802
1,084,531
Saudi Arabia – 2.3%
Al Rajhi Bank 7,691 202,832
Almarai Co. JSC 1,105 15,853
Banque Saudi Fransi 3,115 32,395
Riyad Bank 7,950 56,496
Saudi Arabian Mining Co.
(a)
2,085 31,858
Saudi Arabian Oil Co.
(b)
10,226 96,531
Saudi Basic Industries Corp. 4,886 161,559
Saudi British Bank (The) 1,992 16,334
Saudi Electricity Co. 3,502 24,280
Saudi National Bank
(a)
12,756 193,206
Saudi Telecom Co. 3,812 129,096
960,440
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.4% (continued)
South Africa – 3.2%
Anglo American Platinum Ltd. 301 41,181
Bid Corp. Ltd.
(a)
2,121 41,802
Capitec Bank Holdings Ltd.
(a)
446 45,696
Firstrand Ltd. 30,944 108,867
Gold Fields Ltd. 5,229 49,452
Impala Platinum Holdings Ltd. 4,885 91,430
Kumba Iron Ore Ltd. 288 13,069
MTN Group Ltd.
(a)
10,202 64,429
Naspers Ltd., Class N 2,517 574,344
Northam Platinum Ltd.
(a)
1,828 31,500
Sanlam Ltd. 11,963 46,194
Shoprite Holdings Ltd. 2,661 26,521
Sibanye Stillwater Ltd. 15,972 74,556
Standard Bank Group Ltd. 7,781 63,294
Vodacom Group Ltd. 3,936 34,111
1,306,446
South Korea – 13.8%
Amorepacific Corp. 153 37,206
Celltrion Healthcare Co. Ltd.
(a)
484 48,820
Celltrion , Inc.
(a)
569 136,067
Cj Cheiljedang Corp. 38 13,511
Coway Co. Ltd. 322 19,366
Hana Financial Group, Inc. 1,832 75,184
Hanjin Kal Corp.
(a)
28 1,397
Hanon Systems 1,214 17,680
Hanwha Solutions Corp.
(a)
606 25,088
HLB, Inc.
(a)
425 12,647
HYBE Co. Ltd.
(a)
72 15,729
Hyundai Glovis Co. Ltd. 106 18,296
Hyundai Mobis Co. Ltd. 388 94,179
Hyundai Motor Co. 797 151,898
Industrial Bank of Korea 1,737 15,131
Kakao Corp. 1,710 174,482
Kangwon Land, Inc.
(a)
295 6,710
KB Financial Group, Inc. 2,277 111,972
KIA Corp. 1,578 109,234
Korea Electric Power Corp. 1,143 24,302
Korea Shipbuilding & Offshore Engineering Co.
Ltd.
(a)
309 42,641
Korea Zinc Co. Ltd. 64 25,661
KT&G Corp. 697 51,632
LG Chem Ltd. 284 237,954
LG Corp. 824 93,708
LG Display Co. Ltd.
(a)
1,280 27,962
LG Electronics, Inc. 637 90,194
LG Household & Health Care Ltd. 51 70,561
LG Uplus Corp. 332 3,940
Lotte Chemical Corp. 80 21,864
Mirae Asset Securities Co. Ltd. 2,374 21,342
NAVER Corp. 823 265,985
NCSoft Corp. 97 72,378
Netmarble Corp.
(b)
145 16,881
POSCO 477 156,091
Samsung Biologics Co. Ltd.
(a)(b)
92 66,497
Samsung C&T Corp. 583 71,280
Samsung Electro-Mechanics Co. Ltd. 360 57,931
Samsung Electronics Co. Ltd. 29,359 2,151,084
Samsung Fire & Marine Insurance Co. Ltd. 203 36,134
Samsung Life Insurance Co. Ltd. 423 31,069
Samsung SDI Co. Ltd. 343 201,665
Samsung SDS Co. Ltd. 214 35,207

BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.4% (continued)
South Korea – 13.8% (continued)
Seegene , Inc. 160 13,463
Shin Poong Pharmaceutical Co. Ltd. 134 8,408
Shinhan Financial Group Co. Ltd. 2,929 105,327
SK Biopharmaceuticals Co. Ltd.
(a)
50 4,900
SK Holdings Co. Ltd. 204 50,617
SK Hynix, Inc. 3,138 361,095
SK Innovation Co. Ltd.
(a)
351 85,356
SK Telecom Co. Ltd. 234 63,846
S-Oil Corp.
(a)
228 17,853
Woori Financial Group, Inc. 2,840 27,319
5,696,744
Taiwan – 14.0%
Accton Technology Corp. 3,000 34,153
Advantech Co. Ltd. 3,299 42,045
ASE Technology Holding Co. Ltd. 18,000 76,039
Asia Cement Corp. 14,000 25,035
Asustek Computer, Inc. 5,000 67,304
Catcher Technology Co. Ltd. 4,000 28,282
Cathay Financial Holding Co. Ltd. 55,000 102,979
Chailease Holding Co. Ltd. 7,280 52,646
Chang Hwa Commercial Bank Ltd. 32,600 20,891
Cheng Shin Rubber Industry Co. Ltd. 14,000 27,115
China Development Financial Holding Corp. 81,000 37,842
China Steel Corp. 78,000 109,741
Chunghwa Telecom Co. Ltd. 21,000 85,705
CTBC Financial Holding Co. Ltd. 110,000 89,786
Delta Electronics, Inc. 12,000 129,954
E.Sun Financial Holding Co. Ltd. 71,817 69,290
Far Eastern New Century Corp. 22,000 26,188
Far Eastone Telecommunications Co. Ltd. 8,000 18,645
Feng Tay Enterprise Co. Ltd. 3,600 26,743
First Financial Holding Co. Ltd. 57,950 47,508
Formosa Chemicals & Fibre Corp. 23,000 74,847
Formosa Petrochemical Corp. 9,000 33,348
Formosa Plastics Corp. 25,000 94,870
Fubon Financial Holding Co. Ltd. 42,000 96,531
Globalwafers Co. Ltd. 1,000 30,931
Hon Hai Precision Industry Co. Ltd. 72,000 299,001
Hotai Motor Co. Ltd. 2,000 43,246
Hua Nan Financial Holdings Co. Ltd. 70,417 47,898
Largan Precision Co. Ltd. 452 50,325
Lite-On Technology Corp. 15,000 34,314
MediaTek , Inc. 9,000 381,806
Mega Financial Holding Co. Ltd. 66,000 77,145
Nan Ya Plastics Corp. 28,000 88,412
Nanya Technology Corp. 8,000 26,234
Novatek Microelectronics Corp. 4,000 89,357
Pegatron Corp. 12,000 31,618
Powerchip Semiconductor Manufacturing Corp. 6,610 16,470
President Chain Store Corp. 3,000 29,105
Quanta Computer, Inc. 18,000 63,409
Realtek Semiconductor Corp. 3,000 57,137
Shanghai Commercial & Savings Bank Ltd. (The) 21,000 32,666
SinoPac Financial Holdings Co. Ltd. 85,000 40,472
Taishin Financial Holding Co. Ltd. 76,341 38,535
Taiwan Cement Corp. 25,200 47,002
Taiwan Cooperative Financial Holding Co. Ltd. 65,740 50,365
Taiwan High Speed Rail Corp. 12,000 13,511
Taiwan Mobile Co. Ltd. 6,000 21,480
Taiwan Semiconductor Manufacturing Co. Ltd. 108,000 2,319,837
Uni -President Enterprises Corp. 34,000 91,412
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.4% (continued)
Taiwan – 14.0% (continued)
United Microelectronics Corp. 68,000 138,030
Vanguard International Semiconductor Corp. 5,000 21,390
Win Semiconductors Corp. 2,000 26,241
Wiwynn Corp. 1,000 32,721
Yageo Corp. 2,000 38,879
Yuanta Financial Holding Co. Ltd. 68,640 63,890
Zhen Ding Technology Holding Ltd. 4,000 15,179
5,775,505
Tanzania – 0.1%
AngloGold Ashanti Ltd. 2,192 45,359
Thailand – 1.5%
Advanced INFO Service PCL, NVDR 5,100 28,008
Airports of Thailand PCL, NVDR 22,600 45,000
Bangkok Bank PCL, NVDR 4,100 15,998
Bangkok Dusit Medical Services PCL, NVDR 28,100 19,583
Bangkok Expressway & Metro PCL, NVDR 15,500 3,982
Bank of Ayudhya PCL, NVDR 14,900 17,945
Central Pattana PCL, NVDR 7,500 12,585
Central Retail Corp. PCL, NVDR 17,700 19,896
Charoen Pokphand Foods PCL, NVDR 23,800 22,166
CP ALL PCL, NVDR
(a)
25,400 50,984
Delta Electronics Thailand PCL, NVDR 2,300 26,149
Energy Absolute PCL, NVDR 12,000 23,509
Global Power Synergy PCL, NVDR 3,000 7,009
Gulf Energy Development PCL, NVDR 32,820 36,364
Home Product Center PCL, NVDR 25,000 11,321
Indorama Ventures PCL, NVDR 13,900 21,428
Intouch Holdings PCL, NVDR 9,000 18,426
Kasikornbank PCL, NVDR 6,600 27,979
PTT Exploration & Production PCL, NVDR 6,500 24,841
PTT Global Chemical PCL, NVDR 8,900 19,365
PTT PCL, NVDR 49,400 63,460
Scg Packaging PCL, NVDR 2,000 3,581
Siam Cement PCL (The), NVDR 2,800 41,545
Siam Commercial Bank PCL (The), NVDR 10,000 33,721
Sri Trang Gloves Thailand PCL, NVDR 5,100 7,248
602,093
Turkey – 0.2%
Aselsan Elektronik Sanayi ve Ticaret AS 3,722 6,733
BIM Birlesik Magazalar AS 2,602 20,397
Enka Insaat ve Sanayi AS 12,338 11,681
Eregli Demir ve Celik Fabrikalari TAS 5,966 13,699
Ford Otomotiv Sanayi AS 370 7,844
KOC Holding AS 6,953 15,353
75,707
United Arab Emirates – 0.6%
Abu Dhabi Commercial Bank PJSC 17,599 30,041
Abu Dhabi National Oil Co. For Distribution PJSC 7,530 9,287
Emirates NBD Bank PJSC 8,011 27,153
Emirates Telecommunications Group Co. PJSC 8,663 49,952
First Abu Dhabi Bank PJSC 25,019 96,993
International Holdings Co. PJSC
(a)
2,205 54,448
267,874
United States – 0.1%
JBS SA 5,700 31,729
Total Common Stocks (cost $29,058,292) 40,294,241

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Preferred Stocks – 2.4%
Brazil – 1.1%
Banco Bradesco SA, 0.98% 28,050 123,207
Centrais Eletricas Brasileiras SA, Class B, 4.75% 1,700 11,603
Itau Unibanco Holding SA, 0.65% 27,600 139,545
Itausa - Investimentos Itau SA, 0.79% 26,500 49,188
Lojas Americanas SA, 1.19% 8,200 31,438
Petroleo Brasileiro SA, 6.43% 23,800 103,882
458,863
Chile – 0.1%
Sociedad Quimica y Minera de Chile SA, Class B,
2.25% 925 48,501
Colombia – 0.0%
Bancolombia SA, 1.06% 1,896 14,191
Russia – 0.2%
Sberbank of Russia PJSC, 6.60% 4,890 18,459
Surgutneftegas PJSC, 5.81% 65,000 37,095
Tatneft PJSC, Series 3, 17.79% 1,085 6,756
62,310
South Korea – 1.0%
Amorepacific Corp., 0.95% 126 10,081
Hyundai Motor Co., 3.68% 229 21,925
Hyundai Motor Co., 3.85% 160 15,247
Hyundai Motor Co., 4.01% 35 3,147
LG Chem Ltd., 2.35% 40 16,020
LG Electronics, Inc., 1.72% 102 6,795
LG Household & Health Care Ltd., 1.54% 16 10,299
Samsung Electro-Mechanics Co. Ltd., 1.35% 16 1,568
Samsung Electronics Co. Ltd., 1.91% 5,000 329,483
Samsung Fire & Marine Insurance Co. Ltd.,
5.60% 24 3,387
Samsung Sdi Co. Ltd., 0.24% 10 4,050
Shin Poong Pharmaceutical Co. Ltd., 0.18% 10 655
422,657
Total Preferred Stocks (cost $685,966) 1,006,522
Rights – 0.0%
South Korea – 0.0%
HYBE Co. Ltd., Rights expiring 5/10/2021
(a)
4 155
Taiwan – 0.0%
Powerchip Semiconductor Manufacturing Corp.,
Rights expiring 5/21/2021
(a)
574 608
Total Rights (cost $0) 763
Principal
Amount ($)
Short-Term Investments – 0.0%
U.S. Treasury Securities – 0.0%
U.S. Treasury Bills, 0.03%, 6/24/2021
(d)(e)
(cost $5,000) 5,000 5,000
Shares
Investment Companies – 0.1%
Registered Investment Companies – 0.1%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.01%
(f)(g)
(cost $33,688) 33,688 33,688
Total Investments (cost $29,782,946) 99.9% 41,340,214
Cash and Receivables (Net) 0.1% 33,872
Net Assets 100.0% 41,374,086
ADR—American Depositary Receipt
NVDR—Non-Voting Depositary Receipt

(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2021, these securities were valued at $2,383,042 or 5.76% of net assets.
(c)
Security, or portion thereof, on loan. At April 30, 2021, the value of the fund’s securities on loan was $374,400 and the value of the collateral was $386,127, consisting of U.S. Government &
Agency securities.
(d)
Held by a counterparty for open exchange traded derivative contracts.
(e)
Security is a discount security. Income is recognized through the accretion of discount.
(f)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus. Holdings and transactions in these affiliated companies during the period ended April 30, 2021 are as follows:
(g)
The rate shown is the 1-day yield as of April 30, 2021.
See Notes to Financial Statements
Description
Value
10/31/20 Purchases ($)
1
Sales ($)
Net Realized
Gain (Loss) ($)
Net Change
in Unrealized
Appreciation
(Depreciation) ($)
Value
4/30/21 Net Assets (%)
Dividends/
Distributions ($)
Investment Companies
Dreyfus Institutional
Preferred Government
Money Market Fund,
Institutional Shares 28,912 8,159,760 (8,154,984) — — 33,688 0.1 16
Investment of Cash Collateral for
Securities Loaned
Dreyfus Institutional
Preferred Government
Money Market Fund,
Institutional Shares 1,827,114 10,166,058 (11,993,172) — — — — 810
2
Total 1,856,026 18,325,818 (20,148,156) — — 33,688 0.1 826
1
Includes reinvested dividends/distributions.
2
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Portfolio Summary (Unaudited)
†
Value (%)
Information Technology 20.4
Financials 19.9
Consumer Discretionary 18.2
Communication Services 12.7
Materials 7.7
Consumer Staples 5.8
Energy 5.0
Health Care 3.7
Industrials 3.2
Utilities 1.8
Real Estate 1.4
Registered Investment Companies 0.1
U.S. Treasury Securities 0.0
99.9
†
Based on net assets.
Futures
Description
Number of
Contracts Expiration
Notional
Value ($)
Market
Value ($)
Unrealized
Appreciation
(Depreciation) ($)
Futures Long
MSCI Emerging Markets Index 1 6/18/2021 66,687 66,830 143

STATEMENT OF INVESTMENTS
April 30, 2021 (Unaudited)
BNY Mellon Core Bond ETF
Description
Principal
Amount ($) Value ($)
Asset-Backed Securities – 0.1%
Ally Auto Receivables Trust, Series 2019-2, Class
A3, 2.23%, 1/16/2024 20,268 20,506
Carmax Auto Owner Trust, Series 2018-4, Class
A3, 3.36%, 9/15/2023 31,406 31,948
GM Financial Automobile Leasing Trust 2020-1,
Series 2020-1, Class A4, 1.70%, 12/20/2023 50,000 50,717
Hyundai Auto Receivables Trust, Series 2020-B,
Class A3, 0.48%, 12/16/2024 10,000 10,018
Nissan Auto Receivables 2020-A Owner Trust,
Series 2020-A, Class A3, 1.38%, 12/16/2024 25,000 25,347
Total Asset-Backed Securities (cost
$138,668) 138,536
Commercial Mortgage-Backed Securities – 1.3%
Bank Trust
Series 2019-BN21, Class A5, 2.85%,
10/17/2052 50,000 52,690
Series 2019-BN18, Class A4, 3.58%,
5/15/2062 45,000 49,978
Barclays Commercial Mortgage Trust, Series
2019-C4, Class A5, 2.92%, 8/15/2052 25,000 26,423
Bbcms Mortgage Trust 2020-C6, Series 2020-C6,
Class A4, 2.64%, 2/15/2053 60,000 62,280
Benchmark 2020-Ig1 Mortgage Trust, Series
2020-IG1, Class AS, 2.91%, 9/15/2043 50,000 51,636
COMM Mortgage Trust, Series 2015-LC23, Class
A4, 3.77%, 10/10/2048 50,000 55,076
CSAIL Commercial Mortgage Trust, Series 2018-
CX11, Class A4, 3.77%, 4/15/2051 50,000 55,321
GS Mortgage Securities Trust
Series 2017-GS8, Class A3, 3.21%,
11/10/2050 80,000 86,318
Series 2017-GS8, Class A4, 3.47%,
11/10/2050 25,000 27,407
Morgan Stanley Bank of America Merrill Lynch
Trust, Series 2014-C17, Class A5, 3.74%,
8/15/2047 35,000 37,825
Morgan Stanley Bank of America Merrill Lynch
Trust 2016-C29, Series 2016-C29, Class A4,
3.33%, 5/15/2049 150,000 162,517
Morgan Stanley Capital I Trust 2016-Ubs9,
Series 2016-UBS9, Class A4, 3.59%,
3/15/2049 50,000 54,850
Morgan Stanley Capital I Trust 2020-L4, Series
2020-L4, Class A3, 2.70%, 2/15/2053 100,000 104,050
UBS Commercial Mortgage Trust, Series 2018-
C8, Class A3, 3.72%, 2/15/2051 30,000 33,185
Wells Fargo Commercial Mortgage Trust
Series 2015-C28, Class A4, 3.54%, 5/15/2048 60,000 65,395
Series 2016-NXS5, Class A5, 3.37%,
1/15/2059 50,000 54,332
WFRBS Commercial Mortgage Trust
Series 2013-C14, Class A4, 3.07%, 6/15/2046 39,000 40,560
Series 2014-C24, Class A5, 3.61%,
11/15/2047 30,000 32,441
Series 2014-C22, Class A5, 3.75%, 9/15/2057 10,000 10,870
Total Commercial Mortgage-Backed
Securities (cost $1,066,101) 1,063,154
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 27.4%
Basic Materials – 0.6%
Air Products And Chemicals, Inc.
2.05%, 5/15/2030 10,000 10,007
2.80%, 5/15/2050 10,000 9,484
Dow Chemical Co. (The), 4.38%, 11/15/2042 20,000 23,013
DuPont de Nemours, Inc., 4.49%, 11/15/2025 15,000 17,046
Ecolab, Inc.
4.80%, 3/24/2030 5,000 5,999
1.30%, 1/30/2031 20,000 18,389
2.13%, 8/15/2050 10,000 8,336
Huntsman International LLC, 4.50%, 5/01/2029 10,000 11,229
Kinross Gold Corp., 5.95%, 3/15/2024 12,000 13,457
LYB International Finance III LLC
3.38%, 10/01/2040 20,000 20,170
3.80%, 10/01/2060 10,000 9,840
LyondellBasell Industries NV, 4.63%, 2/26/2055 10,000 11,502
Mosaic Co. (The)
4.25%, 11/15/2023 10,000 10,801
4.88%, 11/15/2041 10,000 11,367
Newmarket Corp., 2.70%, 3/18/2031 25,000 24,639
Newmont Corp., 4.88%, 3/15/2042 35,000 43,320
Nucor Corp., 4.13%, 9/15/2022 25,000 26,013
Nutrien Ltd.
4.20%, 4/01/2029 20,000 22,699
2.95%, 5/13/2030 40,000 41,764
3.95%, 5/13/2050 15,000 16,630
Sherwin-Williams Co. (The), 4.00%,
12/15/2042 40,000 43,971
Southern Copper Corp.
3.88%, 4/23/2025 30,000 32,793
5.88%, 4/23/2045
(a)
20,000 26,322
Suzano Austria GMBH, 5.00%, 1/15/2030 20,000 22,088
Vale Overseas Ltd.
6.25%, 8/10/2026 20,000 23,924
6.88%, 11/10/2039 5,000 6,907
511,710
Communications – 2.7%
Alphabet, Inc.
1.10%, 8/15/2030 10,000 9,291
2.25%, 8/15/2060 10,000 8,325
Amazon.com, Inc.
2.50%, 11/29/2022 25,000 25,746
1.50%, 6/03/2030 25,000 24,079
4.05%, 8/22/2047 35,000 41,359
2.70%, 6/03/2060 10,000 9,044
America Movil SAB de CV
2.88%, 5/07/2030 50,000 51,711
6.13%, 3/30/2040 20,000 27,835

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 27.4% (continued)
Communications – 2.7% (continued)
AT&T, Inc.
3.40%, 5/15/2025 10,000 10,892
3.60%, 7/15/2025 15,000 16,467
4.13%, 2/17/2026 25,000 28,135
4.30%, 2/15/2030 25,000 28,184
2.25%, 2/01/2032 50,000 47,388
4.85%, 3/01/2039 25,000 29,142
3.50%, 6/01/2041 50,000 49,357
3.10%, 2/01/2043 40,000 37,121
3.50%, 9/15/2053
(b)
69,000 63,676
3.80%, 12/01/2057
(b)
15,000 14,319
3.85%, 6/01/2060 45,000 43,202
Baidu, Inc.
3.88%, 9/29/2023 20,000 21,321
3.08%, 4/07/2025 20,000 21,099
4.13%, 6/30/2025 20,000 21,986
Booking Holdings, Inc., 3.65%, 3/15/2025 50,000 54,657
Charter Communications Operating LLC /
Charter Communications Operating Capital
4.50%, 2/01/2024 25,000 27,324
4.91%, 7/23/2025 10,000 11,367
2.30%, 2/01/2032 45,000 42,178
3.50%, 6/01/2041 45,000 43,227
4.80%, 3/01/2050 10,000 10,990
3.70%, 4/01/2051 15,000 14,161
Cisco Systems, Inc., 2.95%, 2/28/2026 25,000 27,280
Comcast Corp.
2.35%, 1/15/2027 45,000 47,178
4.15%, 10/15/2028 25,000 28,757
4.60%, 10/15/2038 25,000 30,416
3.25%, 11/01/2039 25,000 25,906
3.75%, 4/01/2040 15,000 16,573
2.80%, 1/15/2051 20,000 18,551
4.95%, 10/15/2058 40,000 53,345
2.65%, 8/15/2062 50,000 43,663
Corning, Inc., 4.38%, 11/15/2057 35,000 38,668
Deutsche Telekom International Finance BV,
8.75%, 6/15/2030 10,000 14,899
Discovery Communications LLC
3.95%, 3/20/2028 25,000 27,467
4.00%, 9/15/2055
(b)
24,000 23,509
Fox Corp.
4.71%, 1/25/2029 10,000 11,608
3.50%, 4/08/2030
(a)
10,000 10,740
Interpublic Group of Cos., Inc. (The), 3.38%,
3/01/2041 40,000 39,957
Juniper Networks, Inc., 1.20%, 12/10/2025 10,000 9,907
Motorola Solutions, Inc.
2.30%, 11/15/2030 45,000 43,471
5.50%, 9/01/2044 22,000 27,324
Omnicom Group, Inc., 2.60%, 8/01/2031 25,000 24,969
Rogers Communications, Inc., 2.90%,
11/15/2026 35,000 37,399
TD Ameritrade Holding Corp., 2.75%,
10/01/2029
(a)
50,000 52,591
Telefonica Emisiones SA, 7.05%, 6/20/2036 20,000 28,101
TELUS Corp., 2.80%, 2/16/2027 40,000 42,607
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 27.4% (continued)
Communications – 2.7% (continued)
Time Warner Cable LLC
7.30%, 7/01/2038 10,000 14,166
5.50%, 9/01/2041 25,000 30,007
T-Mobile USA, Inc.
1.50%, 2/15/2026
(b)
20,000 20,035
3.75%, 4/15/2027
(b)
10,000 11,015
2.05%, 2/15/2028
(b)
30,000 29,805
3.88%, 4/15/2030
(b)
10,000 10,912
2.55%, 2/15/2031
(b)
20,000 19,725
4.50%, 4/15/2050
(b)
10,000 11,280
TWDC Enterprises 18 Corp., 4.13%, 6/01/2044 15,000 17,350
VeriSign, Inc., 4.75%, 7/15/2027 35,000 37,284
Verizon Communications, Inc.
2.63%, 8/15/2026 30,000 31,865
1.75%, 1/20/2031 5,000 4,696
2.55%, 3/21/2031 50,000 50,177
2.65%, 11/20/2040 20,000 18,561
3.40%, 3/22/2041 10,000 10,236
3.85%, 11/01/2042 20,000 21,773
2.88%, 11/20/2050 55,000 49,969
2.99%, 10/30/2056
(b)
23,000 20,615
3.00%, 11/20/2060 10,000 8,951
3.70%, 3/22/2061 50,000 50,608
ViacomCBS , Inc.
4.38%, 3/15/2043 20,000 21,665
4.95%, 5/19/2050
(a)
10,000 11,680
Vodafone Group PLC
4.38%, 5/30/2028 25,000 28,781
5.25%, 5/30/2048 10,000 12,730
Walt Disney Co. (The)
3.70%, 10/15/2025 50,000 55,317
2.65%, 1/13/2031 50,000 51,416
3.50%, 5/13/2040 30,000 32,047
Weibo Corp., 3.50%, 7/05/2024 20,000 21,023
2,262,158
Consumer, Cyclical – 1.7%
American Honda Finance Corp.
0.40%, 10/21/2022 20,000 20,029
0.88%, 7/07/2023 50,000 50,485
1.20%, 7/08/2025 20,000 20,141
Aptiv Corp., 4.15%, 3/15/2024 15,000 16,360
AutoNation, Inc., 4.75%, 6/01/2030 25,000 29,176
AutoZone, Inc., 3.25%, 4/15/2025 15,000 16,116
Continental Airlines Pass-Through Trust, Series
2012-1, Class A, 4.15%, 4/11/2024 15,156 15,987
D.R. Horton, Inc., 5.75%, 8/15/2023 30,000 33,098
Delta Air Lines Pass Through Trust, Series 2019-
1, Class AA, 3.20%, 4/25/2024 50,000 52,184
Dollar General Corp., 3.50%, 4/03/2030 10,000 10,805
General Motors Co., 6.60%, 4/01/2036 15,000 19,967
General Motors Financial Co., Inc.
5.20%, 3/20/2023 50,000 54,134
3.70%, 5/09/2023 20,000 21,058
1.70%, 8/18/2023 10,000 10,210
4.35%, 1/17/2027 20,000 22,332
2.35%, 1/08/2031 45,000 43,087
Hasbro, Inc., 2.60%, 11/19/2022 15,000 15,460

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 27.4% (continued)
Consumer, Cyclical – 1.7% (continued)
Home Depot, Inc. (The)
3.35%, 9/15/2025 25,000 27,475
1.38%, 3/15/2031 19,000 17,697
3.50%, 9/15/2056 15,000 16,126
Hyatt Hotels Corp., 4.38%, 9/15/2028 25,000 27,242
Jetblue Pass-Through Trust, Series 2020-1, Class
A, 4.00%, 11/15/2032 38,691 41,899
Las Vegas Sands Corp., 3.20%, 8/08/2024 15,000 15,729
Lear Corp., 5.25%, 5/15/2049 25,000 29,511
Lowe's Cos., Inc.
4.05%, 5/03/2047 10,000 11,100
3.00%, 10/15/2050 10,000 9,450
Magna International, Inc., 2.45%, 6/15/2030 10,000 10,138
McDonald's Corp.
3.30%, 7/01/2025 60,000 65,347
2.63%, 9/01/2029 20,000 20,722
4.88%, 12/09/2045 15,000 18,549
4.45%, 9/01/2048 10,000 11,806
Mohawk Industries, Inc., 3.63%, 5/15/2030 10,000 10,831
Nike, Inc.
2.38%, 11/01/2026 40,000 42,630
3.25%, 3/27/2040 40,000 42,510
O'Reilly Automotive, Inc., 1.75%, 3/15/2031 20,000 18,740
PACCAR Financial Corp., 0.35%, 2/02/2024 50,000 49,837
Southwest Airlines Co.
5.25%, 5/04/2025 20,000 22,913
2.63%, 2/10/2030 5,000 5,039
Starbucks Corp.
2.00%, 3/12/2027 25,000 25,638
4.50%, 11/15/2048 10,000 11,778
4.45%, 8/15/2049 40,000 47,198
Target Corp., 2.50%, 4/15/2026 50,000 53,633
Toyota Motor Corp., 0.68%, 3/25/2024 50,000 50,221
Toyota Motor Credit Corp.
0.35%, 10/14/2022 70,000 70,136
1.15%, 8/13/2027 20,000 19,567
Walmart, Inc.
3.40%, 6/26/2023 50,000 53,243
3.25%, 7/08/2029 15,000 16,601
2.38%, 9/24/2029 25,000 26,099
3.95%, 6/28/2038 10,000 11,686
4.00%, 4/11/2043 15,000 17,635
4.05%, 6/29/2048 10,000 12,028
1,381,383
Consumer, Non-cyclical – 5.2%
Abbott Laboratories
3.40%, 11/30/2023 20,000 21,440
4.90%, 11/30/2046 20,000 26,272
AbbVie, Inc.
3.20%, 11/21/2029 20,000 21,367
4.05%, 11/21/2039 35,000 39,128
4.40%, 11/06/2042 45,000 52,108
Advocate Health & Hospitals Corp., Series 2020,
2.21%, 6/15/2030 15,000 14,987
Aetna, Inc.
2.75%, 11/15/2022 10,000 10,291
4.75%, 3/15/2044 35,000 41,717
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 27.4% (continued)
Consumer, Non-cyclical – 5.2% (continued)
Altria Group, Inc.
4.40%, 2/14/2026 10,000 11,294
2.45%, 2/04/2032 10,000 9,404
5.80%, 2/14/2039 15,000 18,158
3.40%, 2/04/2041 50,000 45,998
4.50%, 5/02/2043 15,000 15,658
4.45%, 5/06/2050 15,000 15,227
4.00%, 2/04/2061 10,000 9,161
Amgen, Inc.
2.30%, 2/25/2031 45,000 44,647
4.56%, 6/15/2048 20,000 23,955
2.77%, 9/01/2053
(b)
10,000 8,891
Anheuser-Busch Cos. LLC / Anheuser-Busch
InBev Worldwide, Inc.
3.65%, 2/01/2026 50,000 55,351
4.90%, 2/01/2046 15,000 17,919
Anheuser-Busch InBev Finance, Inc., 4.00%,
1/17/2043 40,000 43,251
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 6/01/2030 10,000 10,902
4.38%, 4/15/2038 25,000 28,478
4.95%, 1/15/2042 25,000 30,194
3.75%, 7/15/2042 20,000 20,860
5.80%, 1/23/2059 20,000 27,268
Anthem, Inc.
2.25%, 5/15/2030 10,000 9,861
6.38%, 6/15/2037 10,000 13,823
4.63%, 5/15/2042 35,000 41,864
4.65%, 8/15/2044 15,000 17,989
4.38%, 12/01/2047 10,000 11,656
3.60%, 3/15/2051 10,000 10,413
Ascension Health, 3.95%, 11/15/2046 25,000 29,197
Banner Health, 2.34%, 1/01/2030 25,000 25,128
Baptist Healthcare System Obligated Group,
Series 20B, 3.54%, 8/15/2050 25,000 25,898
BAT Capital Corp.
3.22%, 9/06/2026 40,000 42,348
4.39%, 8/15/2037 20,000 20,605
BAT International Finance PLC, 1.67%,
3/25/2026 30,000 29,849
Baxalta , Inc., 4.00%, 6/23/2025 15,000 16,643
Becton Dickinson And Co.
3.70%, 6/06/2027 10,000 11,111
3.79%, 5/20/2050 20,000 21,297
Becton, Dickinson & Co., 3.73%, 12/15/2024 10,000 10,948
Boston Scientific Corp.
3.85%, 5/15/2025 40,000 44,270
1.90%, 6/01/2025 10,000 10,353
2.65%, 6/01/2030 25,000 25,344
Bristol-Myers Squibb Co.
2.60%, 5/16/2022 40,000 40,995
3.90%, 2/20/2028 10,000 11,320
1.45%, 11/13/2030 10,000 9,421
2.35%, 11/13/2040 20,000 18,510
4.55%, 2/20/2048 15,000 18,463
2.55%, 11/13/2050 20,000 17,957
Campbell Soup Co.
2.38%, 4/24/2030 19,000 18,889
3.13%, 4/24/2050 15,000 14,096

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 27.4% (continued)
Consumer, Non-cyclical – 5.2% (continued)
Cigna Corp.
4.13%, 11/15/2025 30,000 33,682
4.50%, 2/25/2026 5,000 5,699
2.38%, 3/15/2031 60,000 59,242
Clorox Co. (The), 3.50%, 12/15/2024 10,000 10,954
Coca-Cola Co. (The)
1.45%, 6/01/2027 25,000 25,089
1.00%, 3/15/2028 20,000 19,177
2.25%, 1/05/2032 25,000 25,008
2.88%, 5/05/2041 25,000 24,926
2.50%, 3/15/2051 10,000 8,927
Coca-Cola Femsa SAB de CV, 2.75%, 1/22/2030 50,000 51,175
Colgate-Palmolive Co., 3.70%, 8/01/2047 20,000 23,226
CommonSpirit Health, 3.35%, 10/01/2029 10,000 10,684
Community Health Network, Inc., Series 20-A,
3.10%, 5/01/2050 15,000 14,367
Conagra Brands, Inc., 3.20%, 1/25/2023 6,000 6,236
Constellation Brands, Inc.
4.65%, 11/15/2028 10,000 11,592
3.75%, 5/01/2050 15,000 15,841
CVS Health Corp.
3.00%, 8/15/2026 10,000 10,759
3.63%, 4/01/2027 10,000 11,055
1.30%, 8/21/2027 20,000 19,504
4.30%, 3/25/2028 10,000 11,380
3.75%, 4/01/2030 15,000 16,476
1.88%, 2/28/2031 45,000 42,644
5.05%, 3/25/2048 40,000 49,227
Danaher Corp., 2.60%, 10/01/2050 50,000 44,671
Eli Lilly & Co., 3.95%, 3/15/2049 15,000 17,210
Emory University, Series 2020, 2.14%,
9/01/2030 15,000 15,018
Equifax, Inc., 2.60%, 12/15/2025 15,000 15,826
Fomento Economico Mexicano SAB de CV,
3.50%, 1/16/2050 20,000 20,313
General Mills, Inc.
4.20%, 4/17/2028 25,000 28,467
2.88%, 4/15/2030 10,000 10,380
George Washington University (The), Series
2014, 4.30%, 9/15/2044 20,000 24,034
Georgetown University (The), Series B, 4.32%,
4/01/2049 20,000 24,029
Gilead Sciences, Inc.
3.50%, 2/01/2025 25,000 27,206
3.65%, 3/01/2026 40,000 44,162
2.95%, 3/01/2027 25,000 26,812
1.65%, 10/01/2030 25,000 23,337
2.80%, 10/01/2050 25,000 22,311
GlaxoSmithKline Capital, Inc.
3.38%, 5/15/2023 40,000 42,443
6.38%, 5/15/2038 20,000 29,181
Global Payments, Inc., 3.75%, 6/01/2023 20,000 21,167
Hackensack Meridian Health, Inc., Series 2020,
2.68%, 9/01/2041 45,000 42,493
HCA, Inc.
4.75%, 5/01/2023 50,000 53,888
5.00%, 3/15/2024 10,000 11,143
5.25%, 4/15/2025 10,000 11,495
5.25%, 6/15/2049 5,000 6,157
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 27.4% (continued)
Consumer, Non-cyclical – 5.2% (continued)
Hershey Co. (The), 2.05%, 11/15/2024 40,000 41,891
Hormel Foods Corp., 1.80%, 6/11/2030 40,000 38,730
Humana, Inc., 3.85%, 10/01/2024 30,000 32,676
J M Smucker Co. (The), 3.50%, 3/15/2025 40,000 43,626
Johnson & Johnson
2.63%, 1/15/2025 40,000 42,738
0.55%, 9/01/2025 10,000 9,920
1.30%, 9/01/2030 25,000 23,661
Keurig Dr Pepper, Inc.
4.06%, 5/25/2023 7,000 7,492
3.40%, 11/15/2025 20,000 21,858
4.60%, 5/25/2028 20,000 23,274
3.80%, 5/01/2050 10,000 10,655
Kimberly-Clark Corp., 1.05%, 9/15/2027 45,000 43,984
Laboratory Corp. of America Holdings
2.30%, 12/01/2024 40,000 41,780
3.60%, 2/01/2025 10,000 10,863
Mass General Brigham, Inc., Series 2020, 3.19%,
7/01/2049 25,000 25,353
Massachusetts Institute of Technology, 3.96%,
7/01/2038 25,000 29,871
McCormick & Co., Inc.
3.15%, 8/15/2024 10,000 10,712
0.90%, 2/15/2026 20,000 19,584
1.85%, 2/15/2031 15,000 14,251
McKesson Corp., 0.90%, 12/03/2025 20,000 19,714
Mead Johnson Nutrition Co., 5.90%, 11/01/2039 20,000 27,813
Merck & Co., Inc.
2.90%, 3/07/2024 20,000 21,354
0.75%, 2/24/2026 15,000 14,870
3.90%, 3/07/2039 10,000 11,461
4.15%, 5/18/2043 15,000 17,746
Moody's Corp., 4.50%, 9/01/2022 100,000 104,275
Mount Sinai Hospitals Group, Inc.
Series 2017, 3.98%, 7/01/2048 20,000 21,708
Series 2019, 3.74%, 7/01/2049 25,000 26,421
Mylan, Inc.
4.20%, 11/29/2023 25,000 26,938
4.55%, 4/15/2028 10,000 11,350
New York And Presbyterian Hospital (The),
Series 2019, 3.95%, 8/01/2119 10,000 11,139
Novartis Capital Corp., 4.40%, 5/06/2044 20,000 24,655
Paypal Holdings, Inc., 1.35%, 6/01/2023 60,000 61,120
PayPal Holdings, Inc., 2.20%, 9/26/2022 100,000 102,557
Peacehealth Obligated Group, Series 2020,
3.22%, 11/15/2050 10,000 9,924
PepsiCo, Inc.
2.75%, 3/01/2023 11,000 11,498
3.50%, 3/19/2040 20,000 22,087
2.88%, 10/15/2049 20,000 19,509
Pfizer, Inc.
3.60%, 9/15/2028 55,000 61,572
4.00%, 12/15/2036 20,000 23,448
2.55%, 5/28/2040 25,000 23,997
4.00%, 3/15/2049 25,000 29,065
Philip Morris International, Inc., 4.25%,
11/10/2044 15,000 16,894

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 27.4% (continued)
Consumer, Non-cyclical – 5.2% (continued)
Procter & Gamble Co. (The)
2.80%, 3/25/2027 35,000 38,059
3.00%, 3/25/2030 20,000 21,670
Regeneron Pharmaceuticals, Inc.
1.75%, 9/15/2030 45,000 41,930
2.80%, 9/15/2050 50,000 43,561
S&P Global, Inc., 1.25%, 8/15/2030 10,000 9,229
Sharp Healthcare, Series 20B, 2.68%,
8/01/2050 45,000 41,704
Shire Acquisitions Investments Ireland DAC,
3.20%, 9/23/2026 25,000 27,161
Smith & Nephew PLC, 2.03%, 10/14/2030 45,000 42,950
Stryker Corp., 3.38%, 11/01/2025
(a)
40,000 43,776
Sutter Health, Series 20A, 3.16%, 8/15/2040 40,000 40,431
SYSCO Corp.
4.85%, 10/01/2045 15,000 17,973
3.30%, 2/15/2050 20,000 19,336
Takeda Pharmaceutical Co. Ltd., 4.40%,
11/26/2023 50,000 54,624
Texas Health Resources, 4.33%, 11/15/2055 35,000 43,428
Thermo Fisher Scientific, Inc., 2.95%,
9/19/2026 10,000 10,793
Trinity Health Corp., Series 2021, 2.63%,
12/01/2040 45,000 43,278
Trustees of The University of Pennsylvania
(The), 3.61%, 2/15/2119 10,000 10,338
UnitedHealth Group, Inc.
3.10%, 3/15/2026 40,000 43,649
2.88%, 8/15/2029 25,000 26,575
4.25%, 6/15/2048 10,000 11,840
4.45%, 12/15/2048 10,000 12,239
3.88%, 8/15/2059 15,000 16,768
Utah Acquisition Sub, Inc., 3.95%, 6/15/2026 10,000 11,051
Viatris , Inc., 4.00%, 6/22/2050
(b)
10,000 9,952
William Marsh Rice University, 3.57%,
5/15/2045 15,000 17,036
Wyeth LLC, 6.50%, 2/01/2034 25,000 35,715
Zimmer Biomet Holdings, Inc.
3.70%, 3/19/2023 10,000 10,554
3.05%, 1/15/2026 15,000 16,180
Zoetis, Inc., 3.90%, 8/20/2028 40,000 44,953
4,321,574
Energy – 2.5%
Boardwalk Pipelines LP, 3.40%, 2/15/2031 15,000 15,546
BP Capital Markets America, Inc.
3.79%, 2/06/2024 10,000 10,842
3.12%, 5/04/2026 25,000 27,023
3.59%, 4/14/2027 30,000 33,124
3.63%, 4/06/2030 10,000 11,013
1.75%, 8/10/2030
(a)
10,000 9,513
2.94%, 6/04/2051 10,000 9,113
BP Capital Markets PLC, 3.51%, 3/17/2025 10,000 10,962
Canadian Natural Resources Ltd.
2.95%, 7/15/2030 25,000 25,287
7.20%, 1/15/2032 15,000 20,024
Cenovus Energy, Inc., 6.75%, 11/15/2039 5,000 6,349
Cheniere Corpus Christi Holdings LLC, 5.88%,
3/31/2025 10,000 11,459
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 27.4% (continued)
Energy – 2.5% (continued)
Chevron Corp.
2.36%, 12/05/2022 120,000 123,348
1.14%, 5/11/2023 100,000 101,758
Chevron USA, Inc.
0.43%, 8/11/2023 60,000 60,219
2.34%, 8/12/2050 15,000 12,785
Cimarex Energy Co., 4.38%, 3/15/2029 10,000 11,227
CNOOC Petroleum North America Ulc , 6.40%,
5/15/2037 20,000 26,333
ConocoPhillips, 4.85%, 8/15/2048
(b)
10,000 12,439
ConocoPhillips Co., 4.95%, 3/15/2026
(a)
20,000 23,350
Devon Energy Corp., 4.75%, 5/15/2042 25,000 26,958
Diamondback Energy, Inc., 3.25%, 12/01/2026 15,000 15,930
Ecopetrol SA
5.88%, 9/18/2023 40,000 43,981
5.88%, 5/28/2045 11,000 11,744
Energy Transfer LP
4.25%, 3/15/2023 15,000 15,801
3.90%, 7/15/2026 50,000 54,089
3.75%, 5/15/2030 25,000 26,011
6.25%, 4/15/2049 20,000 23,924
Enterprise Products Operating LLC
4.45%, 2/15/2043 40,000 44,971
4.85%, 3/15/2044 30,000 35,002
3.95%, 1/31/2060 10,000 10,061
Equinor ASA
2.65%, 1/15/2024 10,000 10,561
3.70%, 3/01/2024 15,000 16,308
3.25%, 11/10/2024 25,000 27,161
3.00%, 4/06/2027 50,000 54,035
4.25%, 11/23/2041 70,000 80,999
Exxon Mobil Corp.
2.73%, 3/01/2023 25,000 26,008
2.28%, 8/16/2026 40,000 42,030
2.61%, 10/15/2030 25,000 25,597
4.23%, 3/19/2040 25,000 28,642
3.10%, 8/16/2049 10,000 9,632
4.33%, 3/19/2050 10,000 11,679
3.45%, 4/15/2051 25,000 25,543
Halliburton Co., 3.50%, 8/01/2023 15,000 15,897
Hess Corp.
3.50%, 7/15/2024
(a)
10,000 10,617
6.00%, 1/15/2040 25,000 30,584
5.60%, 2/15/2041 30,000 35,242
HollyFrontier Corp.
2.63%, 10/01/2023 25,000 25,904
4.50%, 10/01/2030 25,000 25,984
Kinder Morgan Energy Partners LP, 5.00%,
8/15/2042 25,000 28,666
Kinder Morgan, Inc.
4.30%, 3/01/2028 25,000 28,148
3.25%, 8/01/2050 10,000 9,075
3.60%, 2/15/2051 20,000 19,132
Marathon Petroleum Corp.
6.50%, 3/01/2041 10,000 13,303
4.50%, 4/01/2048 10,000 10,759

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 27.4% (continued)
Energy – 2.5% (continued)
MPLX LP
4.88%, 6/01/2025 60,000 67,726
1.75%, 3/01/2026 15,000 15,109
4.90%, 4/15/2058 10,000 11,147
NOV, Inc., 3.60%, 12/01/2029 10,000 10,155
ONEOK Partners LP, 6.20%, 9/15/2043 15,000 18,684
ONEOK, Inc., 4.35%, 3/15/2029 25,000 27,578
Phillips 66
3.90%, 3/15/2028 20,000 22,074
2.15%, 12/15/2030 5,000 4,760
Phillips 66 Partners LP, 2.45%, 12/15/2024 50,000 52,084
Sabine Pass Liquefaction LLC, 5.00%,
3/15/2027 15,000 17,241
Schlumberger Investment SA, 2.65%,
6/26/2030 45,000 45,826
Shell International Finance BV
4.38%, 5/11/2045 10,000 11,847
3.75%, 9/12/2046 35,000 37,961
3.13%, 11/07/2049 10,000 9,776
Spectra Energy Partners LP, 4.50%, 3/15/2045 20,000 22,398
Texas Eastern Transmission LP, 7.00%,
7/15/2032 25,000 34,079
Total Capital International SA
2.43%, 1/10/2025 10,000 10,542
3.46%, 2/19/2029 10,000 10,951
TransCanada PipeLines Ltd., 4.88%, 1/15/2026 25,000 28,823
Transcontinental Gas Pipe Line Co. LLC
3.25%, 5/15/2030 15,000 15,855
4.45%, 8/01/2042 35,000 39,122
Valero Energy Corp.
3.40%, 9/15/2026 40,000 42,904
4.00%, 4/01/2029 20,000 21,828
Williams Cos., Inc. (The)
6.30%, 4/15/2040 20,000 26,144
5.75%, 6/24/2044 15,000 18,636
2,104,942
Financial – 8.2%
Air Lease Corp.
0.70%, 2/15/2024 20,000 19,842
3.00%, 2/01/2030 25,000 24,953
Aircastle Ltd., 5.00%, 4/01/2023 15,000 16,068
Alexandria Real Estate Equities, Inc., 3.00%,
5/18/2051 20,000 18,752
Alleghany Corp., 3.63%, 5/15/2030 50,000 54,432
Ally Financial, Inc.
3.88%, 5/21/2024 25,000 27,107
8.00%, 11/01/2031 60,000 82,364
American Express Co., 3.40%, 2/22/2024 50,000 53,897
American Financial Group, Inc., 4.50%,
6/15/2047 25,000 28,526
American International Group, Inc.
4.50%, 7/16/2044 20,000 23,120
4.38%, 1/15/2055 25,000 28,494
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 27.4% (continued)
Financial – 8.2% (continued)
American Tower Corp.
3.50%, 1/31/2023 25,000 26,321
1.60%, 4/15/2026 15,000 15,085
2.10%, 6/15/2030 25,000 24,072
1.88%, 10/15/2030
(a)
25,000 23,649
2.70%, 4/15/2031 25,000 25,277
3.70%, 10/15/2049 10,000 10,325
3.10%, 6/15/2050 10,000 9,325
Ameriprise Financial, Inc.
3.70%, 10/15/2024 25,000 27,456
3.00%, 4/02/2025 10,000 10,727
AON Corp., 2.80%, 5/15/2030 25,000 25,795
Ares Capital Corp., 3.88%, 1/15/2026 10,000 10,669
AvalonBay Communities, Inc., 2.45%,
1/15/2031 20,000 20,101
Axis Specialty Finance LLC, 3.90%, 7/15/2029 15,000 16,272
Bain Capital Specialty Finance, Inc., 2.95%,
3/10/2026 15,000 15,103
Bancolombia SA, 3.00%, 1/29/2025 20,000 20,546
Bancorpsouth Bank, 4.13%, 11/20/2029
(a)
50,000 51,635
Bank of America Corp.
3.30%, 1/11/2023 29,000 30,468
4.13%, 1/22/2024 25,000 27,388
3.55%, 3/05/2024 25,000 26,334
3.86%, 7/23/2024 25,000 26,718
4.00%, 1/22/2025 20,000 22,014
3.37%, 1/23/2026 50,000 54,003
2.02%, 2/13/2026 10,000 10,320
3.50%, 4/19/2026 45,000 49,665
1.32%, 6/19/2026 10,000 10,025
1.20%, 10/24/2026 10,000 9,930
3.56%, 4/23/2027 20,000 21,932
Series L, 4.18%, 11/25/2027 20,000 22,374
3.71%, 4/24/2028 45,000 49,579
3.97%, 2/07/2030 50,000 55,794
2.59%, 4/29/2031 50,000 50,387
1.90%, 7/23/2031 5,000 4,746
1.92%, 10/24/2031 25,000 23,743
2.69%, 4/22/2032 15,000 15,178
4.08%, 4/23/2040 15,000 16,963
2.68%, 6/19/2041 10,000 9,427
4.33%, 3/15/2050 30,000 34,829
4.08%, 3/20/2051 35,000 39,234
Bank of Montreal
0.45%, 12/08/2023 35,000 35,012
0.95%, 1/22/2027 20,000 19,607
4.34%, 10/05/2028 40,000 43,209
Bank of Nova Scotia (The)
3.40%, 2/11/2024 50,000 53,827
0.70%, 4/15/2024 20,000 20,035
4.50%, 12/16/2025 20,000 22,758
Berkshire Hathaway Finance Corp.
4.20%, 8/15/2048 10,000 11,793
4.25%, 1/15/2049 25,000 29,807
Berkshire Hathaway, Inc.
2.75%, 3/15/2023 25,000 26,031
4.50%, 2/11/2043 25,000 30,907
Boston Properties LP, 4.50%, 12/01/2028 75,000 86,192
Brighthouse Financial, Inc., 5.63%, 5/15/2030 20,000 23,868

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 27.4% (continued)
Financial – 8.2% (continued)
Brixmor Operating Partnership LP, 3.85%,
2/01/2025 10,000 10,870
Brookfield Finance LLC, 3.45%, 4/15/2050 10,000 9,823
Canadian Imperial Bank of Commerce, 3.10%,
4/02/2024 50,000 53,367
Capital One Financial Corp.
3.90%, 1/29/2024 25,000 27,122
3.20%, 2/05/2025 20,000 21,556
3.65%, 5/11/2027 40,000 44,268
Charles Schwab Corp. (The), 4.20%, 3/24/2025 25,000 28,054
Chubb INA Holdings, Inc., 3.35%, 5/03/2026 15,000 16,480
Citigroup, Inc.
4.05%, 7/30/2022 15,000 15,650
3.50%, 5/15/2023 10,000 10,582
4.04%, 6/01/2024 10,000 10,706
3.11%, 4/08/2026 15,000 16,086
4.45%, 9/29/2027 15,000 17,056
6.63%, 1/15/2028 100,000 127,541
3.98%, 3/20/2030 20,000 22,325
4.41%, 3/31/2031 15,000 17,173
4.75%, 5/18/2046 15,000 18,139
4.65%, 7/23/2048 30,000 37,341
Comerica, Inc., 3.70%, 7/31/2023 12,000 12,836
Credit Suisse AG/New York NY, 1.00%,
5/05/2023 20,000 20,176
Crown Castle International Corp.
2.90%, 4/01/2041 35,000 32,586
5.20%, 2/15/2049 15,000 18,657
4.15%, 7/01/2050 15,000 16,290
Deutsche Bank AG
4.10%, 1/13/2026 25,000 27,381
4.10%, 1/13/2026 15,000 16,470
Discover Financial Services, 4.10%, 2/09/2027 40,000 44,724
Equinix , Inc.
2.63%, 11/18/2024 22,000 23,216
2.90%, 11/18/2026 20,000 21,262
ERP Operating LP
3.38%, 6/01/2025 25,000 27,127
3.00%, 7/01/2029 20,000 21,087
Fidelity National Financial, Inc., 3.40%,
6/15/2030 25,000 26,466
Fifth Third Bancorp
3.65%, 1/25/2024 25,000 26,948
2.55%, 5/05/2027 40,000 42,053
Fs KKR Capital Corp., 4.13%, 2/01/2025 10,000 10,499
GLP Capital LP / GLP Financing II, Inc.
5.25%, 6/01/2025 20,000 22,570
5.38%, 4/15/2026 15,000 16,978
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 27.4% (continued)
Financial – 8.2% (continued)
Goldman Sachs Group, Inc. (The)
4.00%, 3/03/2024 25,000 27,313
3.50%, 4/01/2025 15,000 16,320
4.25%, 10/21/2025 20,000 22,416
1.09%, 12/09/2026 10,000 9,860
5.95%, 1/15/2027 100,000 121,178
3.85%, 1/26/2027 75,000 83,007
1.43%, 3/09/2027 10,000 9,963
4.22%, 5/01/2029 20,000 22,638
2.62%, 4/22/2032 25,000 25,129
6.75%, 10/01/2037 20,000 28,477
3.21%, 4/22/2042
(a)
30,000 30,352
Healthcare Trust of America Holdings LP, 3.50%,
8/01/2026 5,000 5,512
Intercontinental Exchange, Inc.
3.75%, 12/01/2025 50,000 55,471
3.10%, 9/15/2027 15,000 16,325
2.65%, 9/15/2040 30,000 27,951
4.25%, 9/21/2048 10,000 11,318
International Lease Finance Corp., 5.88%,
8/15/2022 50,000 53,327
Jefferies Financial Group, Inc., 5.50%,
10/18/2023 25,000 27,004
JPMorgan Chase & Co.
3.20%, 1/25/2023 25,000 26,277
3.63%, 5/13/2024 20,000 21,827
0.65%, 9/16/2024 50,000 50,076
0.56%, 2/16/2025 20,000 19,886
2.08%, 4/22/2026 15,000 15,509
3.20%, 6/15/2026 45,000 48,908
2.74%, 10/15/2030 35,000 35,916
4.49%, 3/24/2031 30,000 34,775
5.50%, 10/15/2040 75,000 98,988
3.11%, 4/22/2041 35,000 34,912
2.53%, 11/19/2041 50,000 45,615
3.11%, 4/22/2051 50,000 48,608
3.33%, 4/22/2052 40,000 40,123
KeyCorp, 2.25%, 4/06/2027 40,000 41,544
Kimco Realty Corp., 3.30%, 2/01/2025 10,000 10,766
Kite Realty Group LP, 4.00%, 10/01/2026 15,000 16,129
Korea Development Bank (The)
2.75%, 3/19/2023 150,000 156,342
2.13%, 10/01/2024 15,000 15,770
Kreditanstalt Fuer Wiederaufbau
0.25%, 10/19/2023 25,000 24,968
2.63%, 2/28/2024 50,000 53,149
0.25%, 3/08/2024 100,000 99,646
0.38%, 7/18/2025 5,000 4,929
0.75%, 9/30/2030 50,000 45,984
Landwirtschaftliche Rentenbank , 2.38%,
6/10/2025 40,000 42,679
Lifestorage LP, 3.50%, 7/01/2026 40,000 43,574
Lincoln National Corp., 3.05%, 1/15/2030 25,000 26,188
Marsh & McLennan Cos., Inc.
2.25%, 11/15/2030 50,000 49,713
4.75%, 3/15/2039 25,000 31,327
Mastercard , Inc.
3.30%, 3/26/2027 15,000 16,564
3.85%, 3/26/2050 10,000 11,473

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 27.4% (continued)
Financial – 8.2% (continued)
MetLife, Inc., 4.05%, 3/01/2045 15,000 17,357
Mitsubishi UFJ Financial Group, Inc., 3.96%,
3/02/2028 100,000 112,118
Morgan Stanley
3.75%, 2/25/2023 25,000 26,493
4.10%, 5/22/2023 15,000 16,044
4.00%, 7/23/2025 25,000 27,882
3.13%, 7/27/2026 50,000 54,202
0.99%, 12/10/2026 20,000 19,626
3.95%, 4/23/2027 40,000 44,711
3.59%, 7/22/2028 45,000 49,529
4.43%, 1/23/2030 25,000 28,833
3.62%, 4/01/2031 45,000 49,290
4.38%, 1/22/2047 25,000 30,086
NASDAQ, Inc., 2.50%, 12/21/2040 20,000 18,045
Northern Trust Corp., 3.15%, 5/03/2029 25,000 27,056
Office Properties Income Trust, 4.50%,
2/01/2025 10,000 10,728
OMEGA Healthcare Investors, Inc.
4.50%, 4/01/2027 15,000 16,622
3.25%, 4/15/2033
(a)
50,000 48,938
Owl Rock Capital Corp., 3.75%, 7/22/2025 10,000 10,608
PNC Financial Services Group, Inc. (The)
2.20%, 11/01/2024 35,000 36,973
2.60%, 7/23/2026 30,000 31,915
Progressive Corp. (The), 4.00%, 3/01/2029 10,000 11,431
ProLogis LP, 3.25%, 10/01/2026 49,000 53,799
Prudential Financial, Inc.
3.50%, 5/15/2024 12,000 13,078
5.88%, 9/15/2042 15,000 15,878
5.38%, 5/15/2045 50,000 55,066
3.94%, 12/07/2049 10,000 11,185
4.35%, 2/25/2050 15,000 17,812
Raymond James Financial, Inc., 4.65%,
4/01/2030 10,000 11,841
Retail Properties of America, Inc., 4.75%,
9/15/2030 10,000 10,819
Royal Bank of Canada, 0.43%, 1/19/2024 38,000 37,892
Santander UK Group Holdings PLC
1.09%, 3/15/2025 20,000 20,045
2.90%, 3/15/2032 25,000 25,177
Simon Property Group LP, 4.75%, 3/15/2042 20,000 23,894
Spirit Realty LP
4.00%, 7/15/2029 15,000 16,433
3.20%, 2/15/2031 10,000 10,295
State Street Corp.
3.70%, 11/20/2023 40,000 43,399
3.15%, 3/30/2031 40,000 42,969
Sumitomo Mitsui Financial Group, Inc.
2.63%, 7/14/2026 45,000 47,475
3.45%, 1/11/2027 40,000 43,892
2.14%, 9/23/2030 45,000 42,632
Synchrony Financial
4.25%, 8/15/2024 10,000 10,921
3.70%, 8/04/2026 15,000 16,295
5.15%, 3/19/2029 50,000 58,094
Toronto-Dominion Bank (The), 3.25%,
3/11/2024 25,000 26,901
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 27.4% (continued)
Financial – 8.2% (continued)
Travelers Property Casualty Corp., 6.38%,
3/15/2033 15,000 21,085
Truist Bank, 3.00%, 2/02/2023 50,000 52,238
Truist Financial Corp.
3.75%, 12/06/2023 50,000 54,080
2.50%, 8/01/2024 10,000 10,562
3.88%, 3/19/2029 10,000 11,175
UDR, Inc., 2.95%, 9/01/2026 40,000 42,776
Unum Group, 4.50%, 12/15/2049 10,000 10,250
US Bancorp
2.40%, 7/30/2024 25,000 26,440
3.60%, 9/11/2024 10,000 10,961
1.45%, 5/12/2025 35,000 35,738
Series V, 2.38%, 7/22/2026 45,000 47,509
Ventas Realty LP
3.85%, 4/01/2027 40,000 44,492
3.00%, 1/15/2030 15,000 15,528
4.88%, 4/15/2049 10,000 11,689
Visa, Inc.
3.15%, 12/14/2025 25,000 27,359
1.90%, 4/15/2027 25,000 25,842
2.70%, 4/15/2040 25,000 24,835
2.00%, 8/15/2050 55,000 45,738
Wachovia Corp., 5.50%, 8/01/2035 35,000 44,118
Wells Fargo & Co.
2.63%, 7/22/2022 24,000 24,673
Series M, 3.45%, 2/13/2023 20,000 21,087
4.13%, 8/15/2023 10,000 10,804
3.75%, 1/24/2024 41,000 44,368
3.55%, 9/29/2025 25,000 27,500
2.19%, 4/30/2026 15,000 15,554
3.00%, 10/23/2026 10,000 10,783
3.20%, 6/17/2027 45,000 48,546
4.15%, 1/24/2029 20,000 22,734
Series B, 7.95%, 11/15/2029 15,000 20,465
3.07%, 4/30/2041 30,000 29,681
4.75%, 12/07/2046 20,000 23,831
Welltower , Inc., 3.63%, 3/15/2024 10,000 10,802
Western Union Co. (The), 2.85%, 1/10/2025 15,000 15,860
Westpac Banking Corp.
3.30%, 2/26/2024 40,000 43,145
2.67%, 11/15/2035 45,000 43,239
2.96%, 11/16/2040 41,000 38,664
Weyerhaeuser Co., 4.00%, 4/15/2030 15,000 16,807
Willis North America, Inc., 5.05%, 9/15/2048 10,000 12,711
Wp Carey, Inc., 4.25%, 10/01/2026 35,000 39,413
6,888,562
Industrial – 2.4%
3M Co., 2.88%, 10/15/2027 75,000 81,069
Amphenol Corp., 2.80%, 2/15/2030 20,000 20,704

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 27.4% (continued)
Industrial – 2.4% (continued)
Boeing Co. (The)
4.88%, 5/01/2025 10,000 11,226
2.20%, 2/04/2026 25,000 25,030
2.95%, 2/01/2030 10,000 10,028
5.15%, 5/01/2030 10,000 11,639
6.13%, 2/15/2033 30,000 37,428
3.60%, 5/01/2034 25,000 25,393
3.25%, 2/01/2035 45,000 44,275
6.63%, 2/15/2038 25,000 32,611
5.81%, 5/01/2050 10,000 12,832
3.83%, 3/01/2059 45,000 42,773
5.93%, 5/01/2060 25,000 32,639
Burlington Northern Santa Fe LLC
3.85%, 9/01/2023 50,000 53,687
7.00%, 12/15/2025 20,000 25,109
4.90%, 4/01/2044 15,000 19,100
Carrier Global Corp., 3.38%, 4/05/2040 20,000 20,178
Caterpillar Financial Services Corp.
0.95%, 5/13/2022 50,000 50,358
0.25%, 3/01/2023 20,000 19,995
3.30%, 6/09/2024 10,000 10,835
1.45%, 5/15/2025
(a)
20,000 20,447
CSX Corp.
3.35%, 11/01/2025 25,000 27,345
4.75%, 11/15/2048 13,000 15,968
3.80%, 4/15/2050 15,000 16,208
2.50%, 5/15/2051
(a)
10,000 8,630
Deere & Co.
2.75%, 4/15/2025 10,000 10,729
3.90%, 6/09/2042 25,000 29,169
Emerson Electric Co., 1.95%, 10/15/2030 25,000 24,686
FedEx Corp.
4.25%, 5/15/2030 10,000 11,446
4.75%, 11/15/2045 15,000 17,988
4.40%, 1/15/2047 10,000 11,440
FLIR Systems, Inc., 2.50%, 8/01/2030 25,000 24,844
GATX Corp., 4.70%, 4/01/2029 30,000 34,775
General Dynamics Corp.
3.50%, 4/01/2027 10,000 11,138
4.25%, 4/01/2040 10,000 11,940
General Electric Co.
3.38%, 3/11/2024 25,000 26,870
3.45%, 5/01/2027
(a)
10,000 10,927
Honeywell International, Inc., 3.81%,
11/21/2047 20,000 22,720
Illinois Tool Works, Inc., 2.65%, 11/15/2026 35,000 37,719
Jabil, Inc., 3.95%, 1/12/2028 10,000 11,161
John Deere Capital Corp.
1.95%, 6/13/2022 50,000 50,935
3.45%, 6/07/2023 100,000 106,399
3.45%, 1/10/2024 10,000 10,804
2.45%, 1/09/2030 20,000 20,650
Keysight Technologies, Inc., 3.00%, 10/30/2029 10,000 10,435
L3harris Technologies, Inc., 3.83%, 4/27/2025 50,000 55,022
Lockheed Martin Corp.
3.10%, 1/15/2023 10,000 10,426
3.55%, 1/15/2026 25,000 27,750
3.80%, 3/01/2045 40,000 44,659
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 27.4% (continued)
Industrial – 2.4% (continued)
Northrop Grumman Corp.
5.05%, 11/15/2040 20,000 25,215
4.75%, 6/01/2043 35,000 43,258
Otis Worldwide Corp., 2.29%, 4/05/2027 40,000 41,410
Parker-Hannifin Corp.
2.70%, 6/14/2024 25,000 26,460
3.25%, 6/14/2029 25,000 26,926
Raytheon Technologies Corp.
3.70%, 12/15/2023 55,000 59,078
3.20%, 3/15/2024 5,000 5,336
7.20%, 8/15/2027 25,000 32,828
4.63%, 11/16/2048 25,000 30,593
3.13%, 7/01/2050 25,000 24,332
Republic Services, Inc.
0.88%, 11/15/2025 20,000 19,773
1.75%, 2/15/2032 20,000 18,551
Ryder System, Inc.
2.88%, 6/01/2022 15,000 15,369
2.50%, 9/01/2022 15,000 15,379
Snap-On, Inc., 3.10%, 5/01/2050 25,000 25,352
Textron, Inc., 4.30%, 3/01/2024 25,000 27,193
Union Pacific Corp.
4.50%, 9/10/2048 10,000 11,872
4.10%, 9/15/2067 15,000 16,505
3.80%, 4/06/2071
(b)
30,000 31,137
United Parcel Service, Inc.
3.05%, 11/15/2027 25,000 27,510
5.30%, 4/01/2050 20,000 27,782
Waste Management, Inc.
2.40%, 5/15/2023 10,000 10,376
0.75%, 11/15/2025 20,000 19,775
4.15%, 7/15/2049 15,000 17,916
2.50%, 11/15/2050 20,000 17,599
Westinghouse Air Brake Technologies Corp.,
4.40%, 3/15/2024 50,000 54,527
1,982,191
Technology – 2.1%
Activision Blizzard, Inc., 3.40%, 9/15/2026
(a)
10,000 11,030
Adobe, Inc., 2.15%, 2/01/2027 40,000 41,930
Amdocs Ltd., 2.54%, 6/15/2030 50,000 49,092
Analog Devices, Inc., 2.95%, 4/01/2025
(a)
10,000 10,706
Apple, Inc.
1.80%, 9/11/2024 10,000 10,415
1.13%, 5/11/2025 15,000 15,174
0.55%, 8/20/2025
(a)
10,000 9,889
0.70%, 2/08/2026 10,000 9,882
3.25%, 2/23/2026 50,000 54,939
1.25%, 8/20/2030 10,000 9,392
1.65%, 2/08/2031 10,000 9,628
2.38%, 2/08/2041 10,000 9,408
3.85%, 5/04/2043 25,000 28,760
4.65%, 2/23/2046 25,000 31,929
2.55%, 8/20/2060 50,000 44,030
2.80%, 2/08/2061 10,000 9,191
Applied Materials, Inc.
1.75%, 6/01/2030 30,000 29,143
5.10%, 10/01/2035 30,000 38,500
Autodesk, Inc., 2.85%, 1/15/2030 10,000 10,432

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 27.4% (continued)
Technology – 2.1% (continued)
Broadcom Corp. / Broadcom Cayman Finance
Ltd., 3.63%, 1/15/2024 10,000 10,711
Broadcom, Inc.
4.70%, 4/15/2025 10,000 11,293
2.45%, 2/15/2031
(b)
50,000 47,778
3.50%, 2/15/2041
(b)
5,000 4,825
3.75%, 2/15/2051
(a)(b)
5,000 4,841
Broadridge Financial Solutions, Inc., 3.40%,
6/27/2026 10,000 10,908
Citrix Systems, Inc., 1.25%, 3/01/2026 20,000 19,822
Dell International LLC / EMC Corp.
4.00%, 7/15/2024
(b)
10,000 10,887
4.90%, 10/01/2026
(b)
50,000 57,474
Electronic Arts, Inc., 1.85%, 2/15/2031 25,000 23,782
Fidelity National Information Services, Inc.,
0.38%, 3/01/2023 10,000 9,984
Fiserv, Inc., 2.75%, 7/01/2024 25,000 26,530
Hewlett Packard Enterprise Co.
1.45%, 4/01/2024 10,000 10,200
6.35%, 10/15/2045 20,000 26,220
Hp , Inc., 6.00%, 9/15/2041 25,000 32,591
Intel Corp.
3.15%, 5/11/2027 30,000 32,842
2.45%, 11/15/2029 30,000 30,909
4.10%, 5/11/2047 40,000 45,957
3.10%, 2/15/2060 10,000 9,616
International Business Machines Corp.
3.30%, 1/27/2027 100,000 109,856
4.00%, 6/20/2042 25,000 28,481
Intuit, Inc., 1.65%, 7/15/2030 10,000 9,615
Maxim Integrated Products, Inc., 3.38%,
3/15/2023 60,000 62,753
Micron Technology, Inc., 2.50%, 4/24/2023 15,000 15,553
Microsoft Corp.
3.63%, 12/15/2023 50,000 53,991
2.88%, 2/06/2024 30,000 31,948
2.40%, 8/08/2026 25,000 26,609
4.50%, 10/01/2040 25,000 31,950
4.25%, 2/06/2047 40,000 49,545
3.04%, 3/17/2062 31,000 31,116
NetApp, Inc., 1.88%, 6/22/2025 10,000 10,269
NVIDIA Corp., 3.50%, 4/01/2040 20,000 21,872
NXP BV / NXP Funding LLC / NXP USA, Inc.
3.88%, 6/18/2026
(b)
10,000 11,071
3.15%, 5/01/2027
(b)
10,000 10,714
Oracle Corp.
2.50%, 5/15/2022 25,000 25,476
1.65%, 3/25/2026 50,000 50,511
2.65%, 7/15/2026 50,000 52,671
2.95%, 4/01/2030 22,000 22,736
2.88%, 3/25/2031 10,000 10,186
4.30%, 7/08/2034 40,000 45,308
4.00%, 11/15/2047 30,000 31,382
3.60%, 4/01/2050 10,000 9,856
4.10%, 3/25/2061 10,000 10,464
QUALCOMM, Inc., 2.60%, 1/30/2023 10,000 10,383
Roper Technologies, Inc., 1.00%, 9/15/2025 20,000 19,837
Servicenow , Inc., 1.40%, 9/01/2030 50,000 45,668
Texas Instruments, Inc., 2.25%, 9/04/2029 13,000 13,230
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 27.4% (continued)
Technology – 2.1% (continued)
VMware, Inc., 2.95%, 8/21/2022 20,000 20,582
1,734,273
Utilities – 2.0%
Ameren Illinois Co., 1.55%, 11/15/2030 10,000 9,460
American Water Capital Corp., 3.75%,
9/01/2028 40,000 44,678
Arizona Public Service Co., 3.35%, 5/15/2050 25,000 25,638
Atmos Energy Corp., 1.50%, 1/15/2031 45,000 41,818
Berkshire Hathaway Energy Co., 4.05%,
4/15/2025 10,000 11,157
Black Hills Corp., 3.88%, 10/15/2049 10,000 10,338
Commonwealth Edison Co.
4.00%, 3/01/2048 20,000 22,914
4.00%, 3/01/2049 20,000 22,946
Consolidated Edison Co. of New York, Inc.
4.63%, 12/01/2054 30,000 36,049
Series C, 3.00%, 12/01/2060 20,000 18,183
Dominion Energy, Inc.
Series A, 1.45%, 4/15/2026 25,000 25,030
Series B, 3.30%, 4/15/2041 25,000 25,325
Duke Energy Carolinas LLC, 4.25%, 12/15/2041 30,000 35,396
Duke Energy Corp., 3.75%, 9/01/2046 20,000 20,665
Duke Energy Indiana LLC, 2.75%, 4/01/2050 45,000 41,611
Edison International, 4.13%, 3/15/2028 10,000 10,806
El Paso Electric Co., 6.00%, 5/15/2035 33,000 43,561
Emera US Finance LP, 3.55%, 6/15/2026 10,000 10,932
Enel Generacion Chile SA, 4.25%, 4/15/2024 25,000 26,886
Entergy Louisiana LLC, 2.40%, 10/01/2026 35,000 36,671
Essential Utilities, Inc., 3.35%, 4/15/2050 15,000 14,842
Eversource Energy, Series R, 1.65%, 8/15/2030 45,000 42,287
Exelon Generation Co. LLC, 5.75%, 10/01/2041 30,000 33,609
Florida Power & Light Co., 2.85%, 4/01/2025 25,000 26,795
Hydro-Quebec, Series HH, 8.50%, 12/01/2029 25,000 37,179
Interstate Power And Light Co., 2.30%,
6/01/2030 15,000 14,949
ITC Holdings Corp., 3.35%, 11/15/2027 50,000 54,467
Louisville Gas And Electric Co., 4.25%,
4/01/2049 25,000 29,331
MidAmerican Energy Co., 4.25%, 7/15/2049 30,000 36,167
National Rural Utilities Cooperative Finance
Corp.
1.00%, 6/15/2026 45,000 44,128
4.30%, 3/15/2049 15,000 17,941
Nextera Energy Capital Holdings, Inc., 2.25%,
6/01/2030 30,000 29,699
NiSource, Inc.
0.95%, 8/15/2025 15,000 14,840
5.25%, 2/15/2043 35,000 44,195
Oncor Electric Delivery Co. LLC, 3.10%,
9/15/2049 15,000 15,060
One Gas, Inc., 0.85%, 3/11/2023 15,000 15,011
Pacific Gas and Electric Co., 3.15%, 1/01/2026 10,000 10,419
Pacific Gas And Electric Co.
2.10%, 8/01/2027 10,000 9,761
4.55%, 7/01/2030 5,000 5,375
2.50%, 2/01/2031 50,000 47,054
4.50%, 7/01/2040 5,000 5,034
3.30%, 8/01/2040 30,000 26,806
4.20%, 6/01/2041 25,000 24,819
4.95%, 7/01/2050 5,000 5,115

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 27.4% (continued)
Utilities – 2.0% (continued)
Pacificorp , 4.10%, 2/01/2042 35,000 40,163
PECO Energy Co., 3.00%, 9/15/2049 40,000 39,760
Piedmont Natural Gas Co., Inc., 3.35%,
6/01/2050 15,000 14,911
Public Service Co. of Colorado
Series 17, 6.25%, 9/01/2037 10,000 14,344
Series 34, 3.20%, 3/01/2050 20,000 20,491
Public Service Electric And Gas Co., 3.95%,
5/01/2042 35,000 40,238
Public Service Enterprise Group, Inc.
0.80%, 8/15/2025 10,000 9,834
1.60%, 8/15/2030 10,000 9,307
San Diego Gas & Electric Co., Series TTT, 4.10%,
6/15/2049 10,000 11,624
Sempra Energy
3.55%, 6/15/2024 15,000 16,161
3.80%, 2/01/2038 15,000 16,471
Southern California Edison Co.
2.25%, 6/01/2030 25,000 24,401
4.50%, 9/01/2040 25,000 28,561
Southern California Gas Co.
3.75%, 9/15/2042 10,000 10,896
Series VV, 4.30%, 1/15/2049 15,000 18,086
Series WW, 3.95%, 2/15/2050 15,000 17,059
Southern Co. (The), Series A, 3.70%, 4/30/2030 10,000 10,921
Southern Power Co., 5.25%, 7/15/2043 20,000 23,333
Southwest Gas Corp., 2.20%, 6/15/2030 15,000 14,778
Southwestern Electric Power Co., Series J,
3.90%, 4/01/2045 40,000 42,696
Virginia Electric and Power Co.
Series A, 3.80%, 4/01/2028 50,000 55,884
Series B, 3.80%, 9/15/2047 20,000 22,169
2.45%, 12/15/2050 10,000 8,774
Xcel Energy, Inc.
0.50%, 10/15/2023 30,000 30,055
2.60%, 12/01/2029 10,000 10,246
1,676,110
Total Corporate Bonds (cost $22,952,966) 22,862,903
Foreign Governmental – 2.2%
Chile Government International Bond, 2.45%,
1/31/2031 20,000 20,367
Colombia Government International Bond
8.13%, 5/21/2024 20,000 23,847
3.88%, 4/25/2027 20,000 21,331
Hungary Government International Bond
5.38%, 2/21/2023 20,000 21,790
5.75%, 11/22/2023 70,000 79,132
Indonesia Government International Bond
2.95%, 1/11/2023 20,000 20,734
3.40%, 9/18/2029 20,000 21,413
1.85%, 3/12/2031
(a)
20,000 19,184
3.05%, 3/12/2051
(a)
20,000 19,866
Korea International Bond, 4.13%, 6/10/2044 200,000 246,251
Mexico Government International Bond
4.75%, 4/27/2032 60,000 67,491
6.05%, 1/11/2040 40,000 48,813
5.75%, 10/12/2110 20,000 22,741
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Foreign Governmental – 2.2% (continued)
Panama Government International Bond
9.38%, 4/01/2029 100,000 147,211
6.70%, 1/26/2036 40,000 53,720
Peruvian Government International Bond
2.39%, 1/23/2026 20,000 20,573
2.84%, 6/20/2030 20,000 20,246
8.75%, 11/21/2033 20,000 30,948
Philippine Government International Bond,
9.50%, 2/02/2030 25,000 39,271
Province of Alberta Canada
2.20%, 7/26/2022 25,000 25,598
3.30%, 3/15/2028 25,000 27,717
Province of British Columbia Canada
2.00%, 10/23/2022 40,000 41,051
Series 10, 1.75%, 9/27/2024 20,000 20,807
Province of Manitoba Canada, 2.13%,
6/22/2026 25,000 26,268
Province of Ontario Canada
1.75%, 1/24/2023 100,000 102,529
3.20%, 5/16/2024 30,000 32,419
0.63%, 1/21/2026 10,000 9,831
1.05%, 4/14/2026 15,000 15,007
2.50%, 4/27/2026 25,000 26,764
1.05%, 5/21/2027 55,000 54,188
1.60%, 2/25/2031 30,000 29,060
Province of Quebec Canada
Series QX, 1.50%, 2/11/2025 77,000 79,312
0.60%, 7/23/2025 50,000 49,524
2.50%, 4/20/2026 20,000 21,447
2.75%, 4/12/2027 50,000 54,312
1.90%, 4/21/2031 15,000 14,993
Republic of Italy Government International
Bond
6.88%, 9/27/2023 40,000 45,699
4.00%, 10/17/2049 20,000 20,573
Republic of Poland Government International
Bond, 3.00%, 3/17/2023 100,000 104,842
Svensk Exportkredit AB, 5/11/2037
(c)
30,000 18,563
Uruguay Government International Bond
8.00%, 11/18/2022 20,000 21,635
4.98%, 4/20/2055 20,000 24,698
Total Foreign Governmental (cost
$1,815,839) 1,811,766
Municipal Securities – 0.2%
New Jersey Turnpike Authority, RB, 7.10%,
1/01/2041 20,000 31,370
North Texas Tollway Authority, RB, 6.72%,
1/01/2049 15,000 24,024
Ohio State University (The), RB, 4.80%,
6/01/2111 10,000 13,043
State of California, GO, 7.60%, 11/01/2040 15,000 25,392
State of Illinois Sales Tax Securitization Corp.,
RB, 3.59%, 1/01/2043 30,000 31,370
State of Illinois, GO, 5.10%, 6/01/2033 20,000 22,713
Total Municipal Securities (cost $148,275) 147,912
Supranational Bank – 1.6%
Asian Development Bank
2.75%, 3/17/2023 50,000 52,355
2.75%, 1/19/2028 50,000 54,520
0.75%, 10/08/2030 50,000 45,843

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Supranational Bank – 1.6% (continued)
Asian Infrastructure Investment Bank (The),
0.25%, 9/29/2023 50,000 49,924
European Bank For Reconstruction &
Development, 0.25%, 7/10/2023 70,000 69,992
European Investment Bank
1.88%, 2/10/2025 50,000 52,351
0.38%, 12/15/2025 5,000 4,898
0.38%, 3/26/2026 10,000 9,759
2.38%, 5/24/2027 150,000 160,962
Export Development Canada, 1.38%, 2/24/2023 50,000 51,037
Inter-American Development Bank
2.50%, 1/18/2023 75,000 77,924
2.00%, 6/02/2026
(a)
15,000 15,769
0.63%, 9/16/2027 50,000 47,991
1.13%, 1/13/2031 10,000 9,472
3.88%, 10/28/2041 150,000 185,624
International Bank For Reconstruction &
Development
2.50%, 11/25/2024 20,000 21,373
0.75%, 3/11/2025 50,000 50,210
0.38%, 7/28/2025 150,000 147,675
0.50%, 10/28/2025 75,000 74,038
0.75%, 8/26/2030 75,000 69,042
1.25%, 2/10/2031 10,000 9,582
Japan Bank For International Cooperation
2.38%, 11/16/2022 20,000 20,636
0.63%, 7/15/2025 50,000 49,440
2.25%, 11/04/2026 50,000 52,793
Total Supranational Bank (cost $1,394,828) 1,383,210
U.S. Government Agencies – 30.4%
Federal Farm Credit Banks Funding Corp.
0.13%, 3/23/2023 100,000 99,903
0.25%, 2/26/2024 50,000 49,883
Federal Home Loan Banks
2.00%, 9/09/2022 20,000 20,504
2.50%, 2/13/2024 225,000 239,111
3.25%, 11/16/2028 15,000 16,997
Federal Home Loan Mortgage Corporation
0.25%, 6/08/2022
(d)
120,000 120,201
0.38%, 4/20/2023
(d)
80,000 80,308
0.25%, 8/24/2023
(d)
54,000 54,020
0.25%, 9/08/2023
(d)
25,000 25,008
1.50%, 2/12/2025
(d)
30,000 31,057
0.38%, 7/21/2025
(a)(d)
100,000 98,640
2.50%, 9/01/2027
(d)
25,592 26,766
3.00%, 2/01/2031
(d)
44,872 47,468
6.25%, 7/15/2032
(d)
10,000 14,490
3.00%, 1/01/2033
(d)
10,115 10,686
3.50%, 2/01/2033
(d)
128,094 137,988
2.50%, 11/01/2034
(d)
39,857 41,634
3.50%, 3/01/2035
(d)
13,094 14,112
3.00%, 4/01/2035
(d)
63,168 66,719
2.50%, 9/01/2035
(d)
41,594 43,445
1.50%, 11/01/2035
(d)
23,480 23,779
3.00%, 5/01/2037
(d)
37,725 39,768
3.00%, 11/01/2039
(d)
78,041 81,684
3.00%, 3/01/2040
(d)
87,173 91,243
2.50%, 4/01/2040
(d)
12,965 13,496
2.50%, 10/01/2040
(d)
22,836 23,771
2.00%, 11/01/2040
(d)
23,909 24,391
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies– 30.4% (continued)
Federal Home Loan Mortgage Corporation
(continued)
4.00%, 11/01/2040
(d)
84,949 93,626
1.50%, 1/01/2041
(d)
24,444 24,301
2.00%, 3/01/2041
(d)
24,799 25,310
3.00%, 12/01/2042
(d)
26,554 28,299
3.00%, 1/01/2043
(d)
65,150 69,431
3.50%, 2/01/2043
(d)
87,523 95,229
3.00%, 4/01/2043
(d)
92,291 98,229
3.00%, 5/01/2045
(d)
15,580 16,466
3.50%, 7/01/2045
(d)
18,880 20,271
4.50%, 10/01/2045
(d)
105,411 117,711
4.00%, 11/01/2045
(d)
223,915 244,491
3.50%, 12/01/2045
(d)
13,285 14,263
3.00%, 12/01/2046
(d)
14,222 14,992
3.00%, 1/01/2047
(d)
72,516 76,443
4.00%, 8/01/2047
(d)
83,697 90,203
3.50%, 6/01/2048
(d)
119,406 126,980
4.00%, 10/01/2048
(d)
48,025 51,470
4.00%, 1/01/2049
(d)
92,317 98,941
3.00%, 9/01/2049
(d)
58,788 61,509
3.00%, 10/01/2049
(d)
65,023 68,033
5.00%, 10/01/2049
(d)
141,907 156,915
2.50%, 1/01/2050
(d)
56,487 58,535
4.50%, 2/01/2050
(d)
49,077 53,434
3.00%, 3/01/2050
(d)
52,484 54,913
3.50%, 4/01/2050
(d)
34,055 36,232
2.50%, 6/01/2050
(d)
100,220 103,966
2.00%, 7/01/2050
(d)
20,702 20,923
2.50%, 7/01/2050
(d)
244,787 253,937
2.50%, 8/01/2050
(d)
20,425 21,188
2.50%, 10/01/2050
(d)
167,644 173,910
3.00%, 10/01/2050
(d)
64,606 67,644
2.00%, 5/01/2051 200,000 202,160
Federal Home Loan Mortgage Corporation
Mutifamilty Structured Pass-Through Ctfs .
Series 2019-K736, Class A2, 2.28%,
7/25/2026
(d)
50,000 52,871
Series 2017-K064, Class A2, 3.22%,
3/25/2027
(d)
20,000 22,129
Series 2018-K077, Class A2, 3.85%,
5/25/2028
(d)
50,000 57,658
Series 2019-K087, Class A2, 3.77%,
12/25/2028
(d)
30,000 34,566
Series 2016-K152, Class A1, 2.83%,
5/25/2030
(d)
41,745 45,179
Series 2017-K153, Class A3, 3.12%,
10/25/2031 50,000 55,251
Series 2019-1513, Class A3, 2.80%,
8/25/2034
(d)
20,000 21,365
Federal National Mortgage Association
2.38%, 1/19/2023
(d)
20,000 20,756
0.25%, 5/22/2023
(d)
50,000 50,063
1.75%, 7/02/2024
(d)
25,000 26,072
1.63%, 1/07/2025
(d)
50,000 51,960
0.63%, 4/22/2025
(d)
30,000 29,991
0.38%, 8/25/2025
(d)
30,000 29,576
1.88%, 9/24/2026
(d)
25,000 26,234
3.00%, 12/01/2026
(d)
20,582 21,710
3.00%, 12/01/2026
(d)
21,711 22,902
3.00%, 6/01/2027
(d)
21,210 22,377
3.00%, 2/01/2028
(d)
32,186 33,957

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies– 30.4% (continued)
Federal National Mortgage Association
(continued)
2.50%, 6/01/2028
(d)
65,081 68,058
3.00%, 9/01/2028
(d)
123,393 130,313
3.50%, 8/01/2030
(d)
39,602 42,341
0.88%, 8/05/2030
(d)
125,000 116,705
2.00%, 10/01/2030
(d)
17,281 17,905
6.63%, 11/15/2030
(d)
75,000 107,427
3.00%, 8/01/2031
(d)
28,041 29,663
2.50%, 10/01/2031
(d)
185,867 194,373
2.00%, 11/01/2031
(d)
45,310 46,958
3.50%, 11/01/2031
(d)
31,336 33,729
2.50%, 1/01/2032
(d)
106,192 111,419
2.50%, 1/01/2032
(d)
22,024 23,084
3.50%, 1/01/2032
(d)
23,778 25,603
3.00%, 2/01/2032
(d)
30,738 32,516
3.50%, 4/01/2032
(d)
34,045 36,675
2.50%, 1/01/2033
(d)
37,782 39,511
3.50%, 5/01/2033
(d)
9,084 9,731
2.50%, 7/01/2033
(d)
42,662 44,761
4.00%, 4/01/2034
(d)
24,767 26,517
3.50%, 9/01/2034
(d)
34,820 37,504
3.00%, 2/01/2035
(d)
15,341 16,156
3.50%, 3/01/2035
(d)
17,313 18,546
2.00%, 7/01/2035
(d)
39,672 40,982
2.50%, 8/01/2035
(d)
22,008 22,988
3.00%, 9/01/2035
(d)
41,554 43,890
2.00%, 10/01/2035
(d)
47,054 48,607
2.00%, 10/01/2035
(d)
23,525 24,302
5.50%, 10/01/2035
(d)
20,582 23,427
1.50%, 11/01/2035
(d)
23,884 24,188
2.00%, 4/01/2036
(d)
50,000 51,679
1.50%, 5/01/2036
(d)
100,000 101,264
1.50%, 5/15/2036
(d)(e)
150,000 151,807
2.00%, 5/15/2036
(d)(e)
475,000 490,604
2.50%, 5/15/2036
(d)(e)
100,000 104,481
1.50%, 6/15/2036
(d)(e)
75,000 75,801
2.00%, 6/15/2036
(d)(e)
50,000 51,578
2.50%, 6/15/2036
(d)(e)
25,000 26,112
3.50%, 1/01/2037
(d)
26,874 28,843
2.50%, 2/01/2037
(d)
25,000 26,105
2.50%, 3/01/2038
(d)
29,676 30,988
4.50%, 6/01/2039
(d)
34,728 38,854
4.00%, 11/01/2039
(d)
32,022 34,520
6.00%, 4/01/2040
(d)
48,266 55,882
2.50%, 5/01/2040
(d)
15,609 16,248
2.00%, 8/01/2040
(d)
48,083 49,052
2.50%, 8/01/2040
(d)
20,817 21,670
4.00%, 10/01/2040
(d)
110,176 121,429
2.00%, 11/01/2040
(d)
23,893 24,374
2.00%, 2/01/2041
(d)
30,587 31,204
4.50%, 2/01/2041
(d)
46,602 52,105
1.50%, 5/01/2041
(d)
50,000 49,688
2.00%, 5/01/2041
(d)
75,000 76,548
5.50%, 7/01/2041
(d)
23,824 27,107
3.50%, 12/01/2041
(d)
33,266 36,187
3.00%, 4/01/2042
(d)
22,532 24,003
3.50%, 4/01/2042
(d)
43,450 47,276
5.00%, 4/01/2042
(d)
64,785 73,579
3.50%, 6/01/2042
(d)
26,064 28,358
4.00%, 7/01/2042
(d)
38,732 42,700
2.50%, 10/01/2042
(d)
84,508 88,298
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies– 30.4% (continued)
Federal National Mortgage Association
(continued)
3.00%, 4/01/2043
(d)
41,128 43,774
3.00%, 10/01/2044
(d)
192,712 205,112
4.00%, 11/01/2044
(d)
42,168 46,112
3.00%, 4/01/2045
(d)
76,620 81,550
3.50%, 4/01/2045
(d)
22,451 24,105
3.50%, 5/01/2045
(d)
31,964 34,318
3.50%, 8/01/2045
(d)
173,211 185,970
3.50%, 11/01/2045
(d)
48,180 51,729
3.50%, 12/01/2045
(d)
79,598 85,462
3.50%, 1/01/2046
(d)
49,869 53,542
4.00%, 1/01/2046
(d)
110,067 120,182
3.50%, 2/01/2046
(d)
57,936 62,204
3.50%, 2/01/2046
(d)
73,383 78,708
4.50%, 6/01/2046
(d)
50,573 56,552
3.00%, 9/01/2046
(d)
103,970 109,600
3.00%, 11/01/2046
(d)
66,646 70,255
3.00%, 11/01/2046
(d)
22,613 23,837
3.00%, 11/01/2046
(d)
83,023 87,518
3.50%, 12/01/2046
(d)
102,913 110,381
3.50%, 4/01/2047
(d)
25,969 27,692
4.00%, 5/01/2047
(d)
66,864 72,053
4.50%, 5/01/2047
(d)
20,016 22,409
3.50%, 8/01/2047
(d)
132,503 141,293
3.50%, 10/01/2047
(d)
44,962 47,945
3.50%, 12/01/2047
(d)
84,528 90,136
3.50%, 2/01/2048
(d)
70,337 75,004
4.50%, 4/01/2048
(d)
23,479 25,526
4.50%, 8/01/2048
(d)
49,087 53,367
4.50%, 10/01/2048
(d)
101,274 110,103
3.00%, 11/01/2048
(d)
193,813 204,307
3.50%, 4/01/2049
(d)
78,916 83,802
4.00%, 5/01/2049
(d)
109,696 117,567
4.50%, 5/01/2049
(d)
18,323 19,950
4.50%, 5/01/2049
(d)
41,011 44,586
3.50%, 7/01/2049
(d)
107,943 114,626
4.00%, 7/01/2049
(d)
109,159 117,020
5.00%, 7/01/2049
(d)
23,181 25,633
3.50%, 8/01/2049
(d)
182,102 193,376
3.50%, 9/01/2049
(d)
135,558 143,950
4.00%, 9/01/2049
(d)
36,356 38,974
4.50%, 9/01/2049
(d)
33,773 36,717
3.00%, 10/01/2049
(d)
163,564 171,136
2.50%, 11/01/2049
(d)
32,193 33,360
3.00%, 11/01/2049
(d)
154,515 161,668
4.50%, 11/01/2049
(d)
18,633 20,287
3.00%, 12/01/2049
(d)
100,617 105,274
3.50%, 12/01/2049
(d)
267,280 283,827
3.50%, 1/01/2050
(d)
73,020 77,540
4.00%, 1/01/2050
(d)
46,986 50,370
3.00%, 2/01/2050
(d)
79,055 82,715
3.00%, 2/01/2050
(d)
148,595 155,474
3.00%, 3/01/2050
(d)
92,862 97,228
4.50%, 3/01/2050
(d)
150,860 164,012
4.00%, 4/01/2050
(d)
231,423 248,088
3.50%, 5/01/2050
(d)
31,684 33,710
4.00%, 6/01/2050
(d)
52,057 55,806
4.00%, 6/01/2050
(d)
89,980 96,992
2.00%, 7/01/2050
(d)
63,549 64,229
2.50%, 7/01/2050
(d)
114,472 118,751
3.00%, 7/01/2050
(d)
87,580 91,697

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies– 30.4% (continued)
Federal National Mortgage Association
(continued)
3.00%, 7/01/2050
(d)
58,726 61,487
2.50%, 8/01/2050
(d)
115,561 119,880
2.50%, 8/01/2050
(d)
248,013 257,283
2.00%, 9/01/2050
(d)
57,132 57,743
2.00%, 9/01/2050
(d)
47,931 48,444
2.50%, 9/01/2050
(d)
94,771 98,313
2.50%, 9/01/2050
(d)
46,512 48,250
2.00%, 10/01/2050
(d)
96,090 97,119
2.00%, 12/01/2050
(d)
196,230 198,332
2.00%, 2/01/2051
(d)
98,859 99,917
2.00%, 2/01/2051
(d)
272,833 275,755
2.50%, 2/01/2051
(d)
99,415 103,351
2.00%, 4/01/2051
(d)
200,000 202,160
2.00%, 5/01/2051
(d)
200,000 202,160
1.50%, 5/15/2051
(d)(e)
550,000 538,769
2.00%, 5/15/2051
(d)(e)
1,625,000 1,641,153
2.50%, 5/15/2051
(d)(e)
725,000 752,108
3.00%, 5/15/2051
(d)(e)
325,000 340,376
5.50%, 5/15/2051
(d)(e)
100,000 111,957
1.50%, 6/15/2051
(d)(e)
75,000 73,334
2.00%, 6/15/2051
(d)(e)
350,000 352,821
2.50%, 6/15/2051
(d)(e)
100,000 103,497
Federal National Mortgage Association REMICs
Series 2014-M3, Class A2, 3.50%,
1/25/2024
(d)
19,914 21,190
Series 2018-M1, Class A2, 3.08%,
12/25/2027
(d)
100,000 109,642
Series 2019-M1, Class A2, 3.67%,
9/25/2028
(d)
25,000 28,525
Series 2020-M1, Class A1, 2.15%,
10/25/2029
(d)
29,920 31,397
Series 2020-M1, Class A2, 2.44%,
10/25/2029
(d)
200,000 211,988
Series 2018-M13, Class A2, 3.82%,
9/25/2030
(d)
10,000 11,569
Government National Mortgage Association
3.50%, 11/20/2046 168,104 180,735
3.50%, 5/20/2047 236,258 252,428
4.00%, 8/20/2050 218,882 234,250
4.50%, 8/20/2050 85,271 92,640
2.00%, 1/20/2051 222,637 227,266
2.50%, 3/20/2051 174,327 181,446
2.00%, 5/15/2051
(e)
400,000 407,964
2.50%, 5/15/2051
(e)
550,000 571,643
3.00%, 5/15/2051
(e)
550,000 575,339
2.00%, 6/15/2051
(e)
150,000 152,742
2.50%, 6/15/2051
(e)
50,000 51,864
Government National Mortgage Association II
3.50%, 10/20/2026 37,514 40,102
4.00%, 10/20/2040 31,097 34,301
5.00%, 10/20/2040 37,222 42,312
4.50%, 1/20/2041 20,660 23,141
4.00%, 11/20/2041 27,627 30,490
3.00%, 8/20/2042 78,307 83,395
3.50%, 2/20/2043 64,767 70,305
2.50%, 3/20/2043 18,752 19,751
3.00%, 4/20/2043 101,243 108,163
3.50%, 7/20/2043 130,610 141,665
4.50%, 1/20/2045 43,658 48,668
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies– 30.4% (continued)
Government National Mortgage Association II
(continued)
3.50%, 2/20/2045 57,369 61,975
3.50%, 3/20/2046 45,207 48,604
4.00%, 3/20/2046 58,108 63,486
3.00%, 4/20/2046 27,870 29,478
4.00%, 6/20/2046 80,343 86,872
2.50%, 7/20/2046 46,589 48,625
2.50%, 10/20/2046 15,834 16,526
3.00%, 10/20/2046 70,503 74,570
3.00%, 11/20/2046 71,512 75,636
3.00%, 5/20/2047 129,234 136,400
4.00%, 8/20/2047 50,185 54,117
4.50%, 9/20/2047 69,550 75,729
3.00%, 10/20/2047 20,851 22,007
3.50%, 2/20/2048 46,469 49,649
5.00%, 6/20/2048 19,552 21,514
4.00%, 9/20/2048 29,451 31,609
4.50%, 11/20/2048 51,042 55,336
3.50%, 1/20/2049 115,385 123,283
4.00%, 2/20/2049 48,328 51,868
3.50%, 3/20/2049 52,963 56,520
3.00%, 1/20/2050 13,524 14,161
3.50%, 2/20/2050 67,824 72,105
3.50%, 4/20/2050 32,801 34,871
4.00%, 5/20/2050 34,387 36,801
5.00%, 5/20/2050 31,223 34,355
2.50%, 7/20/2050 41,489 43,110
3.00%, 7/20/2050 82,220 86,045
3.50%, 7/20/2050 61,773 66,007
3.00%, 8/20/2050 23,030 24,102
2.50%, 9/20/2050 48,351 50,240
3.00%, 11/20/2050 48,147 50,387
Tennessee Valley Authority
1.88%, 8/15/2022 50,000 51,079
5.25%, 9/15/2039 100,000 139,568
Total U.S. Government Agencies (cost
$25,485,350) 25,422,743
U.S. Treasury Government Securities – 36.6%
U.S. Treasury Bonds
6.25%, 5/15/2030
(a)
105,000 147,213
5.38%, 2/15/2031 105,000 141,258
4.50%, 2/15/2036
(a)
80,000 107,062
3.50%, 2/15/2039
(a)
100,000 121,687
4.25%, 5/15/2039 10,000 13,333
4.38%, 11/15/2039 200,000 271,375
4.63%, 2/15/2040 35,000 49,011
1.13%, 5/15/2040 195,000 163,160
4.38%, 5/15/2040 60,000 81,759
1.13%, 8/15/2040 200,000 166,750
3.88%, 8/15/2040 50,000 64,156
1.38%, 11/15/2040 300,000 261,469
4.25%, 11/15/2040 34,000 45,730
1.88%, 2/15/2041
(a)
60,000 57,103
4.75%, 2/15/2041 45,000 64,420
4.38%, 5/15/2041 85,000 116,530
3.13%, 11/15/2041 60,000 69,647
3.13%, 2/15/2042 55,000 63,955
3.00%, 5/15/2042 125,000 142,500
2.75%, 8/15/2042 72,000 78,874
2.75%, 11/15/2042 117,000 128,042

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Treasury Government Securities – 36.6% (continued)
U.S. Treasury Bonds (continued)
3.13%, 2/15/2043 50,000 58,039
2.88%, 5/15/2043 100,000 111,609
3.63%, 2/15/2044 50,000 62,687
3.38%, 5/15/2044 50,000 60,391
3.13%, 8/15/2044 40,000 46,469
3.00%, 11/15/2044 60,000 68,297
2.50%, 2/15/2045 55,000 57,423
3.00%, 5/15/2045 75,000 85,406
2.88%, 8/15/2045 100,000 111,547
2.25%, 8/15/2046 200,000 198,687
2.88%, 11/15/2046 50,000 55,828
3.00%, 2/15/2047 65,000 74,293
3.00%, 5/15/2047 150,000 171,539
2.75%, 8/15/2047 90,000 98,367
2.75%, 11/15/2047 75,000 82,031
3.00%, 2/15/2048 66,000 75,622
3.13%, 5/15/2048 210,000 246,225
3.00%, 8/15/2048 225,000 258,152
3.38%, 11/15/2048 165,000 202,589
3.00%, 2/15/2049 240,000 275,962
2.88%, 5/15/2049 155,000 174,205
2.25%, 8/15/2049 235,000 233,017
2.38%, 11/15/2049
(a)
140,000 142,691
2.00%, 2/15/2050 230,000 215,841
1.25%, 5/15/2050
(a)
248,000 192,549
1.38%, 8/15/2050
(a)
275,000 220,602
1.63%, 11/15/2050
(a)
220,000 188,306
1.88%, 2/15/2051
(a)
125,000 113,750
U.S. Treasury Notes
0.13%, 5/31/2022 50,000 50,025
1.75%, 5/31/2022 30,000 30,540
1.88%, 5/31/2022 180,000 183,473
1.75%, 6/15/2022 280,000 285,206
0.13%, 6/30/2022 50,000 50,020
1.75%, 6/30/2022 100,000 101,922
1.75%, 7/15/2022 200,000 203,977
0.13%, 7/31/2022 100,000 100,035
1.88%, 7/31/2022 100,000 102,219
2.00%, 7/31/2022 100,000 102,367
1.50%, 8/15/2022 105,000 106,895
0.13%, 8/31/2022 345,000 345,094
1.63%, 8/31/2022 100,000 102,012
1.88%, 8/31/2022 200,000 204,680
1.50%, 9/15/2022 105,000 106,989
0.13%, 9/30/2022 200,000 200,023
1.75%, 9/30/2022 300,000 306,914
1.88%, 9/30/2022 75,000 76,857
1.38%, 10/15/2022 180,000 183,270
0.13%, 10/31/2022 150,000 150,006
1.88%, 10/31/2022 300,000 307,816
2.00%, 10/31/2022 50,000 51,398
1.63%, 11/15/2022 50,000 51,145
0.13%, 11/30/2022 100,000 99,996
2.00%, 11/30/2022 75,000 77,206
1.63%, 12/15/2022 100,000 102,406
0.13%, 12/31/2022 130,000 129,970
2.13%, 12/31/2022 100,000 103,285
1.50%, 1/15/2023 100,000 102,305
0.13%, 1/31/2023 175,000 174,938
2.38%, 1/31/2023 50,000 51,938
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Treasury Government Securities – 36.6% (continued)
U.S. Treasury Notes (continued)
2.00%, 2/15/2023 115,000 118,778
0.13%, 2/28/2023 120,000 119,939
1.50%, 2/28/2023 21,000 21,514
0.50%, 3/15/2023 185,000 186,178
0.13%, 3/31/2023 325,000 324,797
1.50%, 3/31/2023 25,000 25,637
0.25%, 4/15/2023 195,000 195,320
0.13%, 4/30/2023 200,000 199,852
1.63%, 4/30/2023 100,000 102,883
0.13%, 5/15/2023 245,000 244,732
1.75%, 5/15/2023 105,000 108,339
1.63%, 5/31/2023 200,000 205,969
0.25%, 6/15/2023 180,000 180,239
1.38%, 6/30/2023 225,000 230,713
2.63%, 6/30/2023 200,000 210,516
0.13%, 7/15/2023 125,000 124,795
1.25%, 7/31/2023 100,000 102,336
2.75%, 7/31/2023 200,000 211,391
0.13%, 8/15/2023 240,000 239,531
2.50%, 8/15/2023 200,000 210,406
1.38%, 8/31/2023 150,000 154,031
2.75%, 8/31/2023 200,000 211,750
0.13%, 9/15/2023 250,000 249,434
1.38%, 9/30/2023 80,000 82,200
2.88%, 9/30/2023 200,000 212,734
0.13%, 10/15/2023 100,000 99,734
1.63%, 10/31/2023 200,000 206,875
0.25%, 11/15/2023 100,000 100,008
2.75%, 11/15/2023 125,000 132,900
2.13%, 11/30/2023 200,000 209,625
0.13%, 12/15/2023 125,000 124,541
2.25%, 12/31/2023 200,000 210,484
2.63%, 12/31/2023 200,000 212,469
0.13%, 1/15/2024 100,000 99,586
2.25%, 1/31/2024 200,000 210,766
2.50%, 1/31/2024 200,000 212,109
0.13%, 2/15/2024
(a)
130,000 129,421
2.75%, 2/15/2024
(a)
200,000 213,641
2.13%, 2/29/2024 200,000 210,266
2.38%, 2/29/2024 200,000 211,656
0.25%, 3/15/2024
(a)
320,000 319,475
2.13%, 3/31/2024 250,000 263,066
0.38%, 4/15/2024 190,000 190,223
2.00%, 4/30/2024 141,000 147,962
2.50%, 5/15/2024 80,000 85,219
2.00%, 5/31/2024 150,000 157,523
1.75%, 6/30/2024 50,000 52,148
2.00%, 6/30/2024 80,000 84,069
2.13%, 7/31/2024 50,000 52,781
2.38%, 8/15/2024 50,000 53,215
2.13%, 9/30/2024 100,000 105,688
2.25%, 10/31/2024 81,000 85,999
2.25%, 11/15/2024 125,000 132,773
1.50%, 11/30/2024 200,000 207,125
2.13%, 11/30/2024 130,000 137,546
1.75%, 12/31/2024 100,000 104,477
2.25%, 12/31/2024
(a)
125,000 132,920
1.38%, 1/31/2025 75,000 77,326
2.50%, 1/31/2025 100,000 107,336
2.00%, 2/15/2025 150,000 158,238

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Treasury Government Securities – 36.6% (continued)
U.S. Treasury Notes (continued)
1.13%, 2/28/2025
(a)
85,000 86,820
2.75%, 2/28/2025 175,000 189,602
0.50%, 3/31/2025 35,000 34,888
0.38%, 4/30/2025 100,000 99,109
2.13%, 5/15/2025 105,000 111,366
0.25%, 5/31/2025
(a)
10,000 9,846
0.25%, 6/30/2025 100,000 98,352
0.25%, 7/31/2025 100,000 98,227
2.00%, 8/15/2025 80,000 84,519
0.25%, 8/31/2025
(a)
85,000 83,373
0.25%, 9/30/2025 135,000 132,289
0.25%, 10/31/2025
(a)
100,000 97,852
2.25%, 11/15/2025 190,000 202,870
0.38%, 11/30/2025 150,000 147,422
2.88%, 11/30/2025 100,000 109,586
0.38%, 12/31/2025
(a)
105,000 103,056
0.38%, 1/31/2026
(a)
275,000 269,543
2.63%, 1/31/2026 40,000 43,428
1.63%, 2/15/2026 315,000 327,108
0.50%, 2/28/2026 320,000 315,225
2.50%, 2/28/2026 60,000 64,814
0.75%, 3/31/2026
(a)
325,000 323,730
2.25%, 3/31/2026 150,000 160,266
0.75%, 4/30/2026 200,000 199,047
2.38%, 4/30/2026 200,000 214,969
1.63%, 5/15/2026 345,000 357,964
2.13%, 5/31/2026 150,000 159,375
1.88%, 6/30/2026 50,000 52,488
1.88%, 7/31/2026 134,000 140,637
1.50%, 8/15/2026 245,000 252,216
1.38%, 8/31/2026 50,000 51,145
1.63%, 9/30/2026 100,000 103,539
1.63%, 10/31/2026 150,000 155,203
2.00%, 11/15/2026 100,000 105,461
1.63%, 11/30/2026 100,000 103,422
1.50%, 1/31/2027 200,000 205,219
2.25%, 2/15/2027 200,000 213,563
0.63%, 3/31/2027 100,000 97,406
0.50%, 4/30/2027 35,000 33,778
2.38%, 5/15/2027 75,000 80,613
0.50%, 5/31/2027 245,000 235,985
0.50%, 6/30/2027 250,000 240,391
0.38%, 7/31/2027 225,000 214,277
2.25%, 8/15/2027 125,000 133,301
0.50%, 8/31/2027 220,000 210,856
0.38%, 9/30/2027 100,000 94,898
0.50%, 10/31/2027 90,000 85,950
2.25%, 11/15/2027 30,000 31,959
0.63%, 11/30/2027 100,000 96,141
0.63%, 12/31/2027
(a)
130,000 124,800
0.75%, 1/31/2028 135,000 130,486
2.75%, 2/15/2028
(a)
175,000 192,008
1.13%, 2/29/2028 135,000 133,671
1.25%, 3/31/2028 130,000 129,634
1.25%, 4/30/2028 205,000 204,199
2.88%, 5/15/2028 132,000 146,004
2.88%, 8/15/2028 124,000 137,253
3.13%, 11/15/2028 275,000 309,504
2.63%, 2/15/2029 267,000 290,905
2.38%, 5/15/2029 250,000 267,695
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Treasury Government Securities – 36.6% (continued)
U.S. Treasury Notes (continued)
1.63%, 8/15/2029
(a)
100,000 101,250
1.75%, 11/15/2029
(a)
140,000 142,931
1.50%, 2/15/2030
(a)
177,000 176,475
0.63%, 5/15/2030 380,000 349,659
0.63%, 8/15/2030
(a)
410,000 375,727
0.88%, 11/15/2030
(a)
245,000 229,113
1.13%, 2/15/2031
(a)
100,000 95,484
Total U.S. Treasury Government Securities
(cost $31,375,864) 30,595,181
Shares
Investment Companies – 7.1%
Registered Investment Companies – 7.1%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.01%
(f)(g)
(cost $5,932,957) 5,932,957 5,932,957
Investment of Cash Collateral for Securities Loaned – 1.1%
Registered Investment Companies – 1.1%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.01%
(f)(g)
(cost $891,874) 891,874 891,874
Total Investments Before TBA Sale
Commitments  (cost $91,202,722) 108.0% 90,250,236
TBA Sale Commitments – (0.5) %
Principal
Amount ($)
Federal National Mortgage Association
(h)
3.50%, 5/15/2036
(d)
75,000 (80,230)
3.50%, 5/15/2051
(d)
125,000 (133,054)
4.00%, 5/15/2051
(d)
75,000 (80,578)
4.50%, 5/15/2051
(d)
75,000 (81,703)
Government National Mortgage Association
(h)
4.00%, 5/15/2051 25,000 (26,685)
4.50%, 5/15/2051 25,000 (27,039)
Total TBA Sale Commitments (cost
$(428,204)) (429,289)
Total Investments (cost $90,774,518) 107.5% 89,820,947
Liabilities, Less Cash and Receivables (7.5)% (6,291,629)
Net Assets 100.0% 83,529,318
GO—General Obligation
RB—Revenue Bond
REMICs—Real Estate Mortgage Investment Conduits

STATEMENT OF INVESTMENTS
(continued)
(a)
Security, or portion thereof, on loan. At April 30, 2021, the value of the fund’s securities on loan was $5,027,604 and the value of the collateral was $5,149,683, consisting of cash collateral of
$891,874 and U.S. Government & Agency securities valued at $4,257,809.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2021, these securities were valued at $434,900 or 0.52% of net assets.
(c)
Denotes a zero coupon security issued at a substantial discount from its value at maturity.
(d)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(e)
Purchased on a forward commitment basis.
(f)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus. Holdings and transactions in these affiliated companies during the period ended April 30, 2021 are as follows:
(g)
The rate shown is the 1-day yield as of April 30, 2021.
(h)
Sales on a forward commitment basis.
See Notes to Financial Statements
Description
Value
10/31/20 Purchases ($)
1
Sales ($)
Net Realized
Gain (Loss) ($)
Net Change
in Unrealized
Appreciation
(Depreciation) ($)
Value
4/30/21 Net Assets (%)
Dividends/
Distributions ($)
Investment Companies
Dreyfus Institutional
Preferred Government
Money Market Fund,
Institutional Shares 1,088,560 13,860,292 (9,015,895) — — 5,932,957 7.1 228
Investment of Cash Collateral for
Securities Loaned
Dreyfus Institutional
Preferred Government
Money Market Fund,
Institutional Shares 88,150 2,302,795 (1,499,071) — — 891,874 1.1 1,145
2
Total 1,176,710 16,163,087 (10,514,966) — — 6,824,831 8.2 1,373
1
Includes reinvested dividends/distributions.
2
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Portfolio Summary (Unaudited)
†
Value (%)
Government 41.1
Financial 39.3
Registered Investment Companies 8.2
Consumer, Non-cyclical 5.2
Communications 2.7
Energy 2.5
Industrial 2.4
Utilities 2.2
Technology 2.1
Consumer, Cyclical 1.7
Basic Materials 0.6
TBA Sale Commitments (0.5)
107.5
†
Based on net assets.

STATEMENT OF INVESTMENTS
April 30, 2021 (Unaudited)
BNY Mellon Short Duration Corporate Bond ETF
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.0%
Basic Materials – 1.5%
Air Products & Chemicals, Inc., 1.50%,
10/15/2025 25,000 25,537
Dow Chemical Co. (The), 3.50%, 10/01/2024 17,000 18,361
DuPont de Nemours, Inc.
4.21%, 11/15/2023 50,000 54,278
4.49%, 11/15/2025 50,000 56,821
LYB International Finance BV, 4.00%,
7/15/2023 50,000 53,677
Mosaic Co. (The), 4.25%, 11/15/2023 25,000 27,003
Nucor Corp., 2.00%, 6/01/2025 25,000 25,886
Nutrien Ltd., 3.15%, 10/01/2022 65,000 66,988
PPG Industries, Inc., 1.20%, 3/15/2026 25,000 24,830
Reliance Steel & Aluminum Co., 1.30%,
8/15/2025 25,000 24,985
Rio Tinto Finance USA Ltd., 3.75%, 6/15/2025 25,000 27,703
Steel Dynamics, Inc.
2.80%, 12/15/2024 50,000 53,061
2.40%, 6/15/2025 50,000 52,284
511,414
Communications – 5.8%
Alphabet, Inc., 0.45%, 8/15/2025 25,000 24,772
Amazon.com, Inc.
2.80%, 8/22/2024 85,000 91,165
0.80%, 6/03/2025 20,000 20,024
Amazon.Com, Inc., 0.40%, 6/03/2023 10,000 10,036
AT&T, Inc.
3.00%, 6/30/2022 50,000 51,297
3.40%, 5/15/2025 95,000 103,477
1.70%, 3/25/2026 50,000 50,223
Booking Holdings, Inc., 3.65%, 3/15/2025 50,000 54,657
Charter Communications Operating LLC /
Charter Communications Operating Capital
4.46%, 7/23/2022 50,000 52,034
4.91%, 7/23/2025 75,000 85,255
Cisco Systems, Inc.
2.20%, 9/20/2023 70,000 73,031
3.63%, 3/04/2024 10,000 10,894
Comcast Cable Communications Holdings, Inc.,
9.46%, 11/15/2022 50,000 56,979
Comcast Corp.
3.00%, 2/01/2024 50,000 53,407
3.60%, 3/01/2024 20,000 21,758
3.38%, 2/15/2025 50,000 54,588
3.10%, 4/01/2025 20,000 21,674
3.95%, 10/15/2025 25,000 28,063
Discovery Communications LLC
2.95%, 3/20/2023
(a)
27,000 28,165
3.45%, 3/15/2025 60,000 64,508
E*Trade Financial Corp., 2.95%, 8/24/2022 50,000 51,519
eBay, Inc.
3.45%, 8/01/2024 25,000 26,969
1.90%, 3/11/2025 25,000 25,829
Expedia Group, Inc., 4.50%, 8/15/2024 15,000 16,473
Fox Corp., 3.05%, 4/07/2025 25,000 26,740
Juniper Networks, Inc., 1.20%, 12/10/2025 25,000 24,768
Omnicom Group, Inc. / Omnicom Capital, Inc.,
3.65%, 11/01/2024 45,000 49,105
Rogers Communications, Inc., 4.10%,
10/01/2023 50,000 53,798
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.0% (continued)
Communications – 5.8% (continued)
TCI Communications, Inc., 7.88%, 2/15/2026 20,000 25,974
T-Mobile USA, Inc., 3.50%, 4/15/2025
(b)
50,000 54,201
Verizon Communications, Inc.
5.15%, 9/15/2023 70,000 77,231
3.38%, 2/15/2025 75,000 81,812
0.85%, 11/20/2025 25,000 24,660
1.45%, 3/20/2026 70,000 70,411
ViacomCBS , Inc.
3.70%, 8/15/2024 45,000 48,847
4.75%, 5/15/2025 50,000 56,669
Vodafone Group PLC, 3.75%, 1/16/2024 50,000 54,274
Walt Disney Co. (The)
1.65%, 9/01/2022 50,000 50,898
3.70%, 10/15/2025 75,000 82,975
1.75%, 1/13/2026 25,000 25,678
WPP Finance 2010, 3.75%, 9/19/2024 50,000 54,645
1,939,483
Consumer, Cyclical – 7.7%
American Honda Finance Corp.
1.95%, 5/20/2022 25,000 25,417
2.20%, 6/27/2022 45,000 45,976
3.45%, 7/14/2023 30,000 31,972
2.15%, 9/10/2024 70,000 73,233
1.20%, 7/08/2025 25,000 25,177
AutoZone, Inc.
3.13%, 7/15/2023 50,000 52,583
3.13%, 4/18/2024 15,000 16,028
Continental Airlines Pass-Through Trust, Series
2012-1, Class A, 4.15%, 4/11/2024 15,156 15,987
Costco Wholesale Corp., 2.75%, 5/18/2024 70,000 74,688
Cummins, Inc., 0.75%, 9/01/2025 25,000 24,747
D.R. Horton, Inc.
5.75%, 8/15/2023 25,000 27,582
2.50%, 10/15/2024 50,000 52,679
Dollar General Corp., 4.15%, 11/01/2025 25,000 28,016
Dollar Tree, Inc.
3.70%, 5/15/2023 25,000 26,533
4.00%, 5/15/2025 50,000 55,319
General Motors Co.
4.88%, 10/02/2023 75,000 82,081
5.40%, 10/02/2023 25,000 27,662
6.13%, 10/01/2025 25,000 29,667
General Motors Financial Co., Inc.
3.55%, 7/08/2022 100,000 103,449
1.70%, 8/18/2023 25,000 25,526
3.95%, 4/13/2024 25,000 27,023
4.00%, 1/15/2025 50,000 54,472
2.90%, 2/26/2025 50,000 52,771
2.75%, 6/20/2025 25,000 26,283
1.25%, 1/08/2026 25,000 24,676
Hasbro, Inc., 3.00%, 11/19/2024 25,000 26,628
Home Depot, Inc. (The)
2.63%, 6/01/2022 50,000 51,202
2.70%, 4/01/2023 25,000 26,054
Hyatt Hotels Corp., 5.38%, 4/23/2025 25,000 28,199
Las Vegas Sands Corp., 3.20%, 8/08/2024 65,000 68,158
Lennar Corp., 4.50%, 4/30/2024 25,000 27,331

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.0% (continued)
Consumer, Cyclical – 7.7% (continued)
Lowe's Cos., Inc.
3.13%, 9/15/2024 15,000 16,110
4.00%, 4/15/2025 50,000 55,539
Magna International, Inc., 4.15%, 10/01/2025 25,000 28,159
Marriott International, Inc., Series EE, 5.75%,
5/01/2025 50,000 57,583
McDonald's Corp.
3.30%, 7/01/2025 25,000 27,228
1.45%, 9/01/2025 25,000 25,431
3.70%, 1/30/2026 25,000 27,763
Nike, Inc., 2.40%, 3/27/2025 50,000 52,943
PACCAR Financial Corp.
2.65%, 5/10/2022 50,000 51,258
0.35%, 8/11/2023 25,000 24,984
PVH Corp., 4.63%, 7/10/2025 25,000 27,764
Ross Stores, Inc., 4.60%, 4/15/2025 25,000 28,248
Southwest Airlines Co., 5.25%, 5/04/2025 50,000 57,281
Starbucks Corp., 3.10%, 3/01/2023 50,000 52,400
Tapestry, Inc., 4.25%, 4/01/2025 25,000 27,185
Target Corp., 2.25%, 4/15/2025 50,000 52,651
TJX Cos., Inc. (The), 3.50%, 4/15/2025 25,000 27,368
Toyota Motor Corp., 0.68%, 3/25/2024 100,000 100,441
Toyota Motor Credit Corp.
2.15%, 9/08/2022 70,000 71,782
2.90%, 3/30/2023 25,000 26,243
3.45%, 9/20/2023 50,000 53,587
2.90%, 4/17/2024 25,000 26,712
3.00%, 4/01/2025 50,000 53,970
3.40%, 4/14/2025 25,000 27,363
0.80%, 10/16/2025 15,000 14,891
United Airlines 2014-1 Class A Pass-Through
Trust, Series A, 4.00%, 4/11/2026 13,391 13,847
VF Corp., 2.40%, 4/23/2025 25,000 26,258
Walgreens Boots Alliance, Inc., 3.80%,
11/18/2024 50,000 54,383
Walmart, Inc.
2.35%, 12/15/2022 100,000 103,229
2.85%, 7/08/2024 75,000 80,510
WW Grainger, Inc., 1.85%, 2/15/2025 25,000 25,977
2,576,207
Consumer, Non-cyclical – 14.5%
Abbott Laboratories
3.40%, 11/30/2023 25,000 26,801
2.95%, 3/15/2025 50,000 53,808
AbbVie, Inc.
2.30%, 11/21/2022 75,000 77,165
2.85%, 5/14/2023 45,000 47,038
3.85%, 6/15/2024 25,000 27,215
2.60%, 11/21/2024 75,000 79,377
3.80%, 3/15/2025 50,000 54,795
3.60%, 5/14/2025 70,000 76,528
Aetna, Inc., 2.80%, 6/15/2023 50,000 52,237
Altria Group, Inc.
2.85%, 8/09/2022 35,000 36,077
2.35%, 5/06/2025 25,000 26,105
AmerisourceBergen Corp., 0.74%, 3/15/2023 50,000 50,130
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.0% (continued)
Consumer, Non-cyclical – 14.5% (continued)
Amgen, Inc.
2.65%, 5/11/2022 50,000 51,114
3.13%, 5/01/2025 25,000 26,939
Anheuser-Busch InBev Finance, Inc., 3.65%,
2/01/2026 50,000 55,229
Anheuser-Busch InBev Worldwide, Inc., 4.15%,
1/23/2025 50,000 55,772
Anthem, Inc.
3.30%, 1/15/2023 25,000 26,215
3.50%, 8/15/2024 50,000 54,129
3.35%, 12/01/2024 25,000 27,098
2.38%, 1/15/2025 50,000 52,455
Archer-Daniels-Midland Co., 2.75%, 3/27/2025 25,000 26,729
AstraZeneca PLC, 3.38%, 11/16/2025 50,000 54,825
BAT Capital Corp., 3.22%, 8/15/2024 65,000 69,160
Becton, Dickinson & Co.
3.36%, 6/06/2024 75,000 80,765
3.73%, 12/15/2024 35,000 38,319
Biogen, Inc., 4.05%, 9/15/2025 50,000 55,626
Boston Scientific Corp., 3.45%, 3/01/2024 50,000 53,640
Bristol-Myers Squibb Co.
2.60%, 5/16/2022 80,000 81,991
2.75%, 2/15/2023 45,000 46,893
2.90%, 7/26/2024 50,000 53,584
3.88%, 8/15/2025 25,000 27,899
0.75%, 11/13/2025 15,000 14,870
Bunge Ltd. Finance Corp., 1.63%, 8/17/2025 20,000 20,242
Campbell Soup Co., 2.50%, 8/02/2022 50,000 51,342
Cardinal Health, Inc., 3.08%, 6/15/2024 50,000 53,259
Cigna Corp.
3.05%, 11/30/2022 35,000 36,329
3.75%, 7/15/2023 41,000 43,792
1.25%, 3/15/2026 50,000 49,947
Coca-Cola Co. (The), 2.95%, 3/25/2025 25,000 27,045
Commonspirit Health, 2.76%, 10/01/2024 25,000 26,452
ConAgra Brands, Inc., 4.30%, 5/01/2024 25,000 27,588
Constellation Brands, Inc., 3.20%, 2/15/2023 65,000 67,986
CVS Health Corp.
3.70%, 3/09/2023
(a)
41,000 43,382
3.38%, 8/12/2024 50,000 53,894
4.10%, 3/25/2025 60,000 66,822
Diageo Investment Corp., 2.88%, 5/11/2022 50,000 51,322
Equifax, Inc.
2.60%, 12/01/2024 25,000 26,471
2.60%, 12/15/2025 50,000 52,754
Estee Lauder Cos., Inc. (The), 2.00%,
12/01/2024 25,000 26,247
General Mills, Inc.
2.60%, 10/12/2022 25,000 25,746
4.00%, 4/17/2025 25,000 27,723
Gilead Sciences, Inc.
3.25%, 9/01/2022 50,000 51,676
0.75%, 9/29/2023 75,000 75,096
3.50%, 2/01/2025 25,000 27,206
3.65%, 3/01/2026 25,000 27,601
GlaxoSmithKline Capital PLC, 3.00%, 6/01/2024 70,000 75,088

BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.0% (continued)
Consumer, Non-cyclical – 14.5% (continued)
GlaxoSmithKline Capital, Inc.
2.80%, 3/18/2023 25,000 26,158
3.38%, 5/15/2023 50,000 53,054
Global Payments, Inc., 2.65%, 2/15/2025 50,000 52,732
HCA, Inc.
4.75%, 5/01/2023 25,000 26,944
5.00%, 3/15/2024 30,000 33,428
Hershey Co. (The), 0.90%, 6/01/2025 25,000 24,982
Humana, Inc., 3.85%, 10/01/2024 15,000 16,338
Johnson & Johnson, 2.45%, 3/01/2026 50,000 53,438
Keurig Dr Pepper, Inc.
4.06%, 5/25/2023 16,000 17,124
3.13%, 12/15/2023 25,000 26,522
0.75%, 3/15/2024 35,000 35,011
Kimberly-Clark Corp., 3.05%, 8/15/2025 25,000 27,071
Kroger Co. (The), 3.50%, 2/01/2026 25,000 27,518
Laboratory Corp. of America Holdings, 3.60%,
2/01/2025 50,000 54,317
McCormick & Co., Inc.
2.70%, 8/15/2022 70,000 71,931
0.90%, 2/15/2026 10,000 9,792
Medtronic, Inc., 3.50%, 3/15/2025 34,000 37,428
Merck & Co., Inc.
2.80%, 5/18/2023 25,000 26,276
2.90%, 3/07/2024 50,000 53,384
2.75%, 2/10/2025 40,000 42,738
Mondelez International, Inc.
0.63%, 7/01/2022 45,000 45,142
1.50%, 5/04/2025 50,000 51,052
Moody's Corp.
4.50%, 9/01/2022 15,000 15,641
3.75%, 3/24/2025 25,000 27,451
Novartis Capital Corp.
2.40%, 5/17/2022 75,000 76,559
3.00%, 11/20/2025 50,000 54,237
PayPal Holdings, Inc.
2.40%, 10/01/2024 50,000 52,704
1.65%, 6/01/2025 30,000 30,823
Peacehealth Obligated Group, Series 2020,
1.38%, 11/15/2025 25,000 25,142
PepsiCo, Inc.
3.10%, 7/17/2022 25,000 25,743
0.75%, 5/01/2023 50,000 50,504
2.25%, 3/19/2025 50,000 52,752
Pfizer, Inc.
3.00%, 6/15/2023 40,000 42,264
2.95%, 3/15/2024 50,000 53,376
Philip Morris International, Inc.
2.38%, 8/17/2022 25,000 25,627
2.88%, 5/01/2024 70,000 74,489
2.75%, 2/25/2026 25,000 26,794
Procter & Gamble Co. (The)
3.10%, 8/15/2023 10,000 10,656
0.55%, 10/29/2025 50,000 49,630
Reynolds American, Inc., 4.45%, 6/12/2025 65,000 72,357
Royalty Pharma PLC, 0.75%, 9/02/2023
(b)
25,000 24,993
S&P Global, Inc., 4.00%, 6/15/2025 15,000 16,707
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.0% (continued)
Consumer, Non-cyclical – 14.5% (continued)
Shire Acquisitions Investments Ireland DAC,
2.88%, 9/23/2023 25,000 26,256
Stryker Corp.
3.38%, 11/01/2025
(a)
35,000 38,304
3.50%, 3/15/2026 25,000 27,501
SYSCO Corp., 3.55%, 3/15/2025 25,000 27,240
Thermo Fisher Scientific, Inc., 4.13%,
3/25/2025 50,000 55,642
Tyson Foods, Inc.
3.90%, 9/28/2023 35,000 37,661
4.00%, 3/01/2026 25,000 27,951
Unilever Capital Corp., 2.60%, 5/05/2024 100,000 106,001
UnitedHealth Group, Inc.
3.35%, 7/15/2022 60,000 62,199
2.38%, 10/15/2022 50,000 51,534
3.75%, 7/15/2025 25,000 27,832
1.25%, 1/15/2026 50,000 50,398
Viatris , Inc., 1.65%, 6/22/2025
(b)
30,000 30,294
Zimmer Biomet Holdings, Inc., 3.55%,
4/01/2025 50,000 54,543
4,839,723
Energy – 7.5%
BP Capital Markets America, Inc.
3.25%, 5/06/2022 75,000 77,268
3.79%, 2/06/2024 10,000 10,842
3.19%, 4/06/2025 25,000 27,024
3.41%, 2/11/2026 25,000 27,464
BP Capital Markets PLC
3.81%, 2/10/2024 15,000 16,345
3.51%, 3/17/2025 50,000 54,809
Canadian Natural Resources Ltd.
2.95%, 1/15/2023 20,000 20,748
2.05%, 7/15/2025 30,000 30,631
Cenovus Energy, Inc.
4.00%, 4/15/2024 25,000 26,772
5.38%, 7/15/2025 25,000 28,408
Cheniere Corpus Christi Holdings LLC, 5.88%,
3/31/2025 25,000 28,647
Chevron Corp.
2.36%, 12/05/2022 85,000 87,372
1.55%, 5/11/2025 75,000 76,923
Chevron USA, Inc.
0.43%, 8/11/2023 25,000 25,091
0.69%, 8/12/2025 25,000 24,756
Columbia Pipeline Group, Inc., 4.50%,
6/01/2025 15,000 16,895
Diamondback Energy, Inc., 4.75%, 5/31/2025 35,000 39,439
Enbridge, Inc.
2.90%, 7/15/2022 25,000 25,674
3.50%, 6/10/2024 50,000 53,619
Energy Transfer LP
4.25%, 3/15/2023 25,000 26,335
4.50%, 4/15/2024 75,000 82,373
2.90%, 5/15/2025 50,000 52,560
Energy Transfer LP / Regency Energy Finance
Corp., 4.50%, 11/01/2023 20,000 21,522

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.0% (continued)
Energy – 7.5% (continued)
Enterprise Products Operating LLC
3.90%, 2/15/2024 25,000 27,039
3.75%, 2/15/2025 25,000 27,360
3.70%, 2/15/2026 25,000 27,609
Series D, 4.88%, 8/16/2077 10,000 9,683
EOG Resources, Inc.
2.63%, 3/15/2023 20,000 20,722
4.15%, 1/15/2026 25,000 28,284
Exxon Mobil Corp.
2.73%, 3/01/2023 50,000 52,016
2.02%, 8/16/2024 40,000 41,812
2.99%, 3/19/2025 125,000 134,641
HollyFrontier Corp., 5.88%, 4/01/2026 40,000 45,898
Kinder Morgan Energy Partners LP
3.95%, 9/01/2022 50,000 51,882
4.25%, 9/01/2024 50,000 55,039
Kinder Morgan, Inc., 3.15%, 1/15/2023 25,000 26,063
Marathon Petroleum Corp.
4.75%, 12/15/2023 19,000 20,840
3.63%, 9/15/2024 50,000 54,005
MPLX LP
3.38%, 3/15/2023 25,000 26,203
4.88%, 12/01/2024 70,000 78,491
ONEOK Partners LP, 3.38%, 10/01/2022 75,000 77,443
ONEOK, Inc., 2.75%, 9/01/2024 25,000 26,315
Phillips 66, 3.85%, 4/09/2025 70,000 76,908
Phillips 66 Partners LP, 2.45%, 12/15/2024 20,000 20,834
Pioneer Natural Resources Co., 1.13%,
1/15/2026 25,000 24,668
Plains All American Pipeline LP / PAA Finance
Corp.
2.85%, 1/31/2023 25,000 25,679
4.65%, 10/15/2025 25,000 27,715
Sabine Pass Liquefaction LLC, 5.63%,
3/01/2025 67,000 76,845
Schlumberger Finance Canada Ltd., 1.40%,
9/17/2025 20,000 20,266
Shell International Finance BV
2.25%, 1/06/2023 50,000 51,683
3.40%, 8/12/2023 10,000 10,693
0.38%, 9/15/2023 20,000 20,011
2.00%, 11/07/2024 50,000 52,219
2.38%, 4/06/2025 50,000 52,861
Suncor Energy, Inc., 3.10%, 5/15/2025 50,000 53,564
Total Capital International SA
2.70%, 1/25/2023 25,000 26,039
3.75%, 4/10/2024 70,000 76,595
Transcontinental Gas Pipe Line Co. LLC, 7.85%,
2/01/2026 25,000 31,857
Valero Energy Corp., 3.65%, 3/15/2025 50,000 54,136
Williams Cos., Inc. (The)
3.35%, 8/15/2022 50,000 51,423
4.00%, 9/15/2025 25,000 27,688
2,494,546
Financial – 41.7%
Aercap Ireland Capital DAC / Aercap Global
Aviation Trust, 6.50%, 7/15/2025 50,000 58,700
Aflac, Inc., 3.25%, 3/17/2025 50,000 54,169
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.0% (continued)
Financial – 41.7% (continued)
Air Lease Corp.
2.63%, 7/01/2022 50,000 51,061
2.30%, 2/01/2025 50,000 51,397
2.88%, 1/15/2026 50,000 52,074
Aircastle Ltd., 4.13%, 5/01/2024 50,000 53,066
Allstate Corp. (The)
0.75%, 12/15/2025 25,000 24,761
Series B, 5.75%, 8/15/2053 10,000 10,700
Ally Financial, Inc.
1.45%, 10/02/2023 25,000 25,397
5.13%, 9/30/2024 25,000 28,336
American Express Co.
2.50%, 8/01/2022 200,000 205,089
3.40%, 2/22/2024 50,000 53,897
2.50%, 7/30/2024 50,000 53,072
American International Group, Inc.
4.88%, 6/01/2022 50,000 52,337
2.50%, 6/30/2025 25,000 26,352
3.75%, 7/10/2025 25,000 27,530
American Tower Corp.
3.50%, 1/31/2023 50,000 52,642
3.00%, 6/15/2023 50,000 52,527
0.60%, 1/15/2024 10,000 9,986
2.40%, 3/15/2025 50,000 52,285
Ameriprise Financial, Inc.
3.70%, 10/15/2024 50,000 54,913
3.00%, 4/02/2025 25,000 26,818
Aon PLC, 3.88%, 12/15/2025 25,000 27,811
Ares Capital Corp.
3.50%, 2/10/2023 50,000 52,079
4.20%, 6/10/2024 25,000 26,971
3.25%, 7/15/2025 50,000 52,250
Assured Guaranty US Holdings, Inc., 5.00%,
7/01/2024
(a)
25,000 28,080
Banco Santander SA, 2.75%, 5/28/2025 200,000 210,561
Bank of America Corp.
3.30%, 1/11/2023 60,000 63,036
3.00%, 12/20/2023 50,000 51,969
4.13%, 1/22/2024 75,000 82,163
3.55%, 3/05/2024 100,000 105,336
1.49%, 5/19/2024 25,000 25,435
4.20%, 8/26/2024 100,000 110,270
0.81%, 10/24/2024 125,000 125,287
3.46%, 3/15/2025 75,000 80,445
Series L, 3.95%, 4/21/2025 50,000 54,996
3.88%, 8/01/2025 30,000 33,437
2.02%, 2/13/2026 100,000 103,202
1.32%, 6/19/2026 100,000 100,254
Series N, 1.66%, 3/11/2027 75,000 75,637
3.56%, 4/23/2027 75,000 82,244
Bank of Montreal
0.45%, 12/08/2023 25,000 25,008
Series E, 3.30%, 2/05/2024 25,000 26,885
1.85%, 5/01/2025 50,000 51,575

BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.0% (continued)
Financial – 41.7% (continued)
Bank of Nova Scotia (The)
2.00%, 11/15/2022 25,000 25,650
2.38%, 1/18/2023 25,000 25,874
3.40%, 2/11/2024 75,000 80,741
1.30%, 6/11/2025 30,000 30,269
4.50%, 12/16/2025 100,000 113,790
Bankunited , Inc., 4.88%, 11/17/2025 25,000 28,424
Barclays PLC, 4.38%, 9/11/2024 200,000 218,261
Berkshire Hathaway Finance Corp., 3.00%,
5/15/2022 70,000 71,951
BlackRock, Inc., 3.50%, 3/18/2024 100,000 108,931
BNP Paribas SA, 3.25%, 3/03/2023 50,000 52,764
Boston Properties LP, 3.20%, 1/15/2025 75,000 80,385
Brixmor Operating Partnership LP
3.25%, 9/15/2023 50,000 52,837
3.65%, 6/15/2024 55,000 59,394
Canadian Imperial Bank of Commerce
2.55%, 6/16/2022 100,000 102,600
0.95%, 6/23/2023 30,000 30,308
2.25%, 1/28/2025 25,000 26,165
0.95%, 10/23/2025
(a)
25,000 24,935
Capital One Financial Corp.
3.20%, 1/30/2023 75,000 78,528
3.90%, 1/29/2024 50,000 54,244
3.30%, 10/30/2024 50,000 54,103
4.20%, 10/29/2025 25,000 27,865
Charles Schwab Corp. (The), 2.65%, 1/25/2023 50,000 51,974
Chubb INA Holdings, Inc.
2.70%, 3/13/2023 25,000 26,067
3.35%, 5/15/2024 65,000 70,581
Citigroup, Inc.
4.05%, 7/30/2022 25,000 26,084
2.88%, 7/24/2023 100,000 102,934
1.68%, 5/15/2024 50,000 51,133
3.75%, 6/16/2024 50,000 54,609
4.00%, 8/05/2024 45,000 49,186
3.35%, 4/24/2025 100,000 107,190
3.30%, 4/27/2025 50,000 54,391
4.40%, 6/10/2025 75,000 83,857
5.50%, 9/13/2025 40,000 46,855
3.11%, 4/08/2026 100,000 107,239
Comerica, Inc., 3.70%, 7/31/2023 50,000 53,484
Cooperatieve Rabobank UA, 2.75%, 1/10/2023 50,000 52,036
Credit Suisse Group AG, 3.75%, 3/26/2025 250,000 271,037
Crown Castle International Corp., 3.20%,
9/01/2024 95,000 101,824
Deutsche Bank AG
3.30%, 11/16/2022 100,000 103,857
4.10%, 1/13/2026
(a)
25,000 27,451
Discover Financial Services, 3.85%, 11/21/2022 100,000 105,143
Equinix , Inc.
1.25%, 7/15/2025
(a)
30,000 29,954
1.00%, 9/15/2025 25,000 24,677
ERP Operating LP, 3.38%, 6/01/2025 20,000 21,702
Essex Portfolio LP, 3.25%, 5/01/2023 13,000 13,600
Fidelity National Financial, Inc., 5.50%,
9/01/2022 50,000 53,210
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.0% (continued)
Financial – 41.7% (continued)
Fifth Third Bancorp
1.63%, 5/05/2023 25,000 25,567
3.65%, 1/25/2024 145,000 156,301
Franklin Resources, Inc.
2.80%, 9/15/2022 25,000 25,826
2.85%, 3/30/2025 50,000 53,530
Fs KKR Capital Corp., 3.40%, 1/15/2026 50,000 51,123
GLP Capital LP / GLP Financing II, Inc., 5.25%,
6/01/2025 25,000 28,213
Goldman Sachs Group, Inc. (The)
3.20%, 2/23/2023 50,000 52,433
2.91%, 7/24/2023 100,000 102,946
3.63%, 2/20/2024 25,000 26,962
4.00%, 3/03/2024 40,000 43,701
3.85%, 7/08/2024 100,000 108,797
3.50%, 1/23/2025 50,000 54,198
3.50%, 4/01/2025 50,000 54,401
3.27%, 9/29/2025 100,000 107,425
4.25%, 10/21/2025 150,000 168,121
0.86%, 2/12/2026 10,000 9,913
1.09%, 12/09/2026 50,000 49,302
1.43%, 3/09/2027 50,000 49,813
Healthpeak Properties, Inc., 4.00%, 6/01/2025 20,000 22,202
Host Hotels & Resorts LP, Series E, 4.00%,
6/15/2025 20,000 21,487
HSBC Holdings PLC, 4.29%, 9/12/2026 200,000 222,026
HSBC USA, Inc., 3.50%, 6/23/2024 150,000 162,452
Huntington Bancshares, Inc., 2.63%, 8/06/2024 100,000 105,768
Huntington National Bank (The), 3.13%,
4/01/2022 100,000 102,414
Intercontinental Exchange, Inc., 0.70%,
6/15/2023 50,000 50,270
Jefferies Financial Group, Inc., 5.50%,
10/18/2023 25,000 27,004
JPMorgan Chase & Co.
3.20%, 1/25/2023 50,000 52,554
0.70%, 3/16/2024
(a)
35,000 35,118
3.56%, 4/23/2024 75,000 79,438
3.63%, 5/13/2024 75,000 81,851
1.51%, 6/01/2024 50,000 50,969
3.88%, 9/10/2024 100,000 109,329
3.13%, 1/23/2025 50,000 53,863
3.22%, 3/01/2025 105,000 112,099
3.90%, 7/15/2025 40,000 44,309
2.30%, 10/15/2025 60,000 62,631
2.08%, 4/22/2026 50,000 51,696
1.05%, 11/19/2026 50,000 49,252
3.96%, 1/29/2027 50,000 55,567
1.04%, 2/04/2027 50,000 49,054
1.58%, 4/22/2027 50,000 50,251
KeyCorp, 4.15%, 10/29/2025 25,000 28,263
Lincoln National Corp., 3.35%, 3/09/2025 25,000 27,157
Lloyds Banking Group PLC, 2.44%, 2/05/2026 200,000 208,503
M&T Bank Corp., 3.55%, 7/26/2023 50,000 53,418
Manulife Financial Corp., 4.15%, 3/04/2026 25,000 28,247
Marsh & McLennan Cos., Inc., 3.30%, 3/14/2023 50,000 52,509
MetLife, Inc., Series D, 4.37%, 9/15/2023 50,000 54,543

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.0% (continued)
Financial – 41.7% (continued)
Mitsubishi UFJ Financial Group, Inc.
2.67%, 7/25/2022 100,000 102,811
3.46%, 3/02/2023 25,000 26,334
3.41%, 3/07/2024 100,000 107,407
3.78%, 3/02/2025 75,000 82,273
Morgan Stanley
4.88%, 11/01/2022 100,000 106,470
0.56%, 11/10/2023
(a)
100,000 100,073
Series F, 3.88%, 4/29/2024 100,000 109,168
3.70%, 10/23/2024 25,000 27,352
2.72%, 7/22/2025 100,000 105,683
4.00%, 7/23/2025 65,000 72,493
5.00%, 11/24/2025 100,000 115,394
3.88%, 1/27/2026 60,000 66,909
2.19%, 4/28/2026 50,000 51,995
NASDAQ, Inc.
0.45%, 12/21/2022 25,000 25,002
4.25%, 6/01/2024 25,000 27,454
National Bank of Canada
2.10%, 2/01/2023 15,000 15,428
0.90%, 8/15/2023 100,000 100,531
Northern Trust Corp., 3.95%, 10/30/2025 25,000 28,297
Office Properties Income Trust, 4.50%,
2/01/2025 20,000 21,456
OMEGA Healthcare Investors, Inc., 4.50%,
1/15/2025 35,000 38,172
Owl Rock Capital Corp., 4.00%, 3/30/2025 50,000 53,456
People's United Financial, Inc., 3.65%,
12/06/2022 100,000 104,200
PNC Financial Services Group, Inc. (The)
2.85%, 11/09/2022
(c)
25,000 25,955
3.90%, 4/29/2024 50,000 54,645
2.20%, 11/01/2024 75,000 79,227
Prospect Capital Corp., 3.71%, 1/22/2026 50,000 50,582
Prudential Financial, Inc.
5.63%, 6/15/2043 50,000 54,111
5.38%, 5/15/2045 25,000 27,533
Public Storage, 2.37%, 9/15/2022 50,000 51,317
Realty Income Corp., 4.65%, 8/01/2023 50,000 54,108
Regions Financial Corp.
3.80%, 8/14/2023 75,000 80,383
2.25%, 5/18/2025 25,000 26,094
Royal Bank of Canada
3.70%, 10/05/2023 50,000 53,928
2.25%, 11/01/2024 100,000 104,984
1.15%, 6/10/2025 30,000 30,149
1.20%, 4/27/2026 35,000 34,926
Sabra Health Care LP, 4.80%, 6/01/2024 25,000 27,411
Santander Holdings USA, Inc.
3.40%, 1/18/2023 50,000 52,127
4.50%, 7/17/2025 40,000 44,458
Santander UK PLC, 4.00%, 3/13/2024 100,000 109,692
Simon Property Group LP
2.63%, 6/15/2022 70,000 71,382
2.75%, 6/01/2023 25,000 26,007
3.50%, 9/01/2025 25,000 27,320
Site Centers Corp., 3.63%, 2/01/2025 50,000 52,512
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.0% (continued)
Financial – 41.7% (continued)
State Street Corp.
3.70%, 11/20/2023 100,000 108,496
3.78%, 12/03/2024 25,000 27,097
3.55%, 8/18/2025 30,000 33,279
Stifel Financial Corp., 4.25%, 7/18/2024 25,000 27,675
Sumitomo Mitsui Financial Group, Inc.
2.78%, 7/12/2022 25,000 25,718
2.35%, 1/15/2025 200,000 208,253
Synchrony Financial, 4.50%, 7/23/2025 40,000 44,641
Toronto-Dominion Bank (The)
0.75%, 6/12/2023 30,000 30,232
0.45%, 9/11/2023 25,000 25,026
0.55%, 3/04/2024 35,000 34,994
2.65%, 6/12/2024 100,000 106,210
1.15%, 6/12/2025 30,000 30,173
Truist Bank, 2.15%, 12/06/2024 50,000 52,431
Truist Financial Corp.
3.05%, 6/20/2022 100,000 102,928
2.85%, 10/26/2024 50,000 53,671
3.70%, 6/05/2025 30,000 33,086
1.20%, 8/05/2025 30,000 30,198
1.27%, 3/02/2027 25,000 24,895
US Bancorp
2.95%, 7/15/2022 50,000 51,479
3.38%, 2/05/2024 50,000 53,928
3.60%, 9/11/2024 75,000 82,207
US Bank NA, 2.80%, 1/27/2025 100,000 107,075
Ventas Realty LP, 3.50%, 4/15/2024 50,000 53,886
VEREIT Operating Partnership LP, 4.63%,
11/01/2025 65,000 73,823
Visa, Inc.
2.80%, 12/14/2022 85,000 88,180
3.15%, 12/14/2025 25,000 27,359
Voya Financial, Inc., 3.13%, 7/15/2024 65,000 69,759
Wells Fargo & Co.
2.63%, 7/22/2022 50,000 51,403
4.13%, 8/15/2023 100,000 108,043
1.65%, 6/02/2024 25,000 25,567
3.30%, 9/09/2024 150,000 162,446
3.00%, 2/19/2025 25,000 26,840
2.16%, 2/11/2026 25,000 25,911
3.00%, 4/22/2026 25,000 26,975
2.19%, 4/30/2026 100,000 103,694
Welltower , Inc., 4.00%, 6/01/2025 20,000 22,186
Western Union Co. (The), 2.85%, 1/10/2025 25,000 26,434
Westpac Banking Corp.
2.50%, 6/28/2022 50,000 51,307
2.00%, 1/13/2023 25,000 25,724
3.30%, 2/26/2024 50,000 53,932
13,927,320
Industrial – 6.8%
3M Co.
3.25%, 2/14/2024 90,000 96,679
2.00%, 2/14/2025 25,000 26,113
Arrow Electronics, Inc., 3.25%, 9/08/2024 65,000 69,595

BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.0% (continued)
Industrial – 6.8% (continued)
Boeing Co. (The)
4.51%, 5/01/2023 40,000 42,719
1.95%, 2/01/2024 50,000 51,395
4.88%, 5/01/2025 45,000 50,516
2.75%, 2/01/2026 50,000 51,886
2.20%, 2/04/2026 125,000 125,150
Burlington Northern Santa Fe LLC
3.85%, 9/01/2023 10,000 10,737
3.75%, 4/01/2024 50,000 54,164
3.65%, 9/01/2025 15,000 16,577
Carrier Global Corp., 2.24%, 2/15/2025 25,000 26,088
Caterpillar Financial Services Corp.
1.90%, 9/06/2022 70,000 71,557
0.45%, 9/14/2023 50,000 50,152
3.75%, 11/24/2023 60,000 65,162
0.80%, 11/13/2025 25,000 24,793
CNH Industrial Capital LLC
1.95%, 7/02/2023 25,000 25,699
1.88%, 1/15/2026 25,000 25,405
Flex Ltd., 4.75%, 6/15/2025 20,000 22,319
General Dynamics Corp.
2.25%, 11/15/2022 25,000 25,641
2.38%, 11/15/2024 25,000 26,446
3.50%, 5/15/2025 15,000 16,514
General Electric Co.
3.38%, 3/11/2024 25,000 26,870
3.45%, 5/15/2024 50,000 53,927
Honeywell International, Inc.
2.15%, 8/08/2022 70,000 71,591
1.35%, 6/01/2025 25,000 25,503
JB Hunt Transport Services, Inc., 3.88%,
3/01/2026 25,000 27,827
John Deere Capital Corp.
1.95%, 6/13/2022 65,000 66,216
2.15%, 9/08/2022 70,000 71,758
2.80%, 3/06/2023 50,000 52,377
2.65%, 6/24/2024 65,000 69,213
Lockheed Martin Corp., 3.55%, 1/15/2026 50,000 55,501
Northrop Grumman Corp., 2.93%, 1/15/2025 75,000 80,307
Otis Worldwide Corp., 2.06%, 4/05/2025 25,000 25,987
Packaging Corp. of America
4.50%, 11/01/2023 25,000 27,158
3.65%, 9/15/2024 30,000 32,597
Parker-Hannifin Corp., 3.50%, 9/15/2022 15,000 15,628
Raytheon Technologies Corp., 3.20%,
3/15/2024 20,000 21,344
Republic Services, Inc.
2.50%, 8/15/2024 20,000 21,107
0.88%, 11/15/2025 25,000 24,716
Ryder System, Inc.
2.50%, 9/01/2024 50,000 52,569
3.35%, 9/01/2025 25,000 27,156
Stanley Black & Decker, Inc., 4.00%, 3/15/2060 25,000 26,600
Union Pacific Corp.
4.16%, 7/15/2022 25,000 25,896
3.65%, 2/15/2024 32,000 34,458
3.15%, 3/01/2024 25,000 26,756
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.0% (continued)
Industrial – 6.8% (continued)
United Parcel Service, Inc.
2.50%, 4/01/2023 50,000 52,027
2.20%, 9/01/2024 15,000 15,767
Vulcan Materials Co., 4.50%, 4/01/2025 25,000 28,033
Waste Management, Inc.
2.90%, 9/15/2022 65,000 66,881
0.75%, 11/15/2025 25,000 24,718
Westinghouse Air Brake Technologies Corp.,
3.20%, 6/15/2025 50,000 53,324
WRKCo , Inc.
3.00%, 9/15/2024 65,000 69,167
3.75%, 3/15/2025 25,000 27,364
2,275,650
Technology – 8.4%
Adobe, Inc., 1.70%, 2/01/2023 75,000 76,894
Analog Devices, Inc., 2.95%, 4/01/2025
(a)
50,000 53,530
Apple, Inc.
2.30%, 5/11/2022 75,000 76,445
1.70%, 9/11/2022 50,000 51,000
2.10%, 9/12/2022 50,000 51,228
2.40%, 1/13/2023 50,000 51,803
2.40%, 5/03/2023 10,000 10,418
0.75%, 5/11/2023 50,000 50,519
1.80%, 9/11/2024 100,000 104,153
2.50%, 2/09/2025 50,000 53,169
3.20%, 5/13/2025 50,000 54,707
0.55%, 8/20/2025
(a)
25,000 24,722
3.25%, 2/23/2026 50,000 54,939
Broadcom Corp. / Broadcom Cayman Finance
Ltd.
3.63%, 1/15/2024 50,000 53,554
3.13%, 1/15/2025 30,000 32,015
Broadcom, Inc.
3.63%, 10/15/2024 20,000 21,750
3.15%, 11/15/2025 25,000 26,788
Dell International LLC / EMC Corp., 4.00%,
7/15/2024
(b)
70,000 76,206
Electronic Arts, Inc., 4.80%, 3/01/2026 20,000 23,137
Fidelity National Information Services, Inc.,
1.15%, 3/01/2026 35,000 34,648
Fiserv, Inc., 2.75%, 7/01/2024 110,000 116,731
Hewlett Packard Enterprise Co.
4.40%, 10/15/2022 50,000 52,465
2.25%, 4/01/2023 75,000 77,263
1.45%, 4/01/2024 40,000 40,800
HP, Inc., 2.20%, 6/17/2025
(a)
20,000 20,820
Intel Corp.
2.35%, 5/11/2022 70,000 71,331
3.40%, 3/25/2025 25,000 27,370
3.70%, 7/29/2025 60,000 66,565
International Business Machines Corp.
3.38%, 8/01/2023 25,000 26,710
3.00%, 5/15/2024 150,000 160,970
Intuit, Inc., 0.95%, 7/15/2025 40,000 40,128
KLA Corp., 4.65%, 11/01/2024 35,000 39,171
LAM Research Corp.
3.80%, 3/15/2025 25,000 27,536
3.75%, 3/15/2026 25,000 27,925

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.0% (continued)
Technology – 8.4% (continued)
Leidos , Inc., 2.95%, 5/15/2023
(b)
25,000 26,106
Micron Technology, Inc., 2.50%, 4/24/2023 30,000 31,107
Microsoft Corp.
2.65%, 11/03/2022 50,000 51,624
3.63%, 12/15/2023 75,000 80,986
2.70%, 2/12/2025 25,000 26,836
3.13%, 11/03/2025 50,000 54,722
NetApp, Inc., 1.88%, 6/22/2025 25,000 25,674
Oracle Corp.
2.50%, 5/15/2022 75,000 76,428
3.63%, 7/15/2023 25,000 26,702
2.40%, 9/15/2023 60,000 62,422
3.40%, 7/08/2024 25,000 26,941
2.95%, 11/15/2024 50,000 53,450
2.50%, 4/01/2025 50,000 52,646
2.95%, 5/15/2025 25,000 26,710
1.65%, 3/25/2026 25,000 25,256
QUALCOMM, Inc.
2.60%, 1/30/2023 50,000 51,916
2.90%, 5/20/2024 50,000 53,406
Roper Technologies, Inc.
3.65%, 9/15/2023 20,000 21,394
2.35%, 9/15/2024 70,000 73,525
Texas Instruments, Inc., 1.85%, 5/15/2022 50,000 50,746
VMware, Inc., 2.95%, 8/21/2022 50,000 51,454
Xilinx, Inc., 2.95%, 6/01/2024 55,000 58,490
2,785,951
Utilities – 5.1%
Ameren Corp., 2.50%, 9/15/2024 40,000 42,099
Atmos Energy Corp., 0.63%, 3/09/2023 15,000 15,014
Avangrid , Inc.
3.15%, 12/01/2024 15,000 16,138
3.20%, 4/15/2025 20,000 21,572
Berkshire Hathaway Energy Co.
3.75%, 11/15/2023 50,000 53,774
4.05%, 4/15/2025 25,000 27,893
Black Hills Corp., 4.25%, 11/30/2023 10,000 10,808
CenterPoint Energy Resources Corp., 3.55%,
4/01/2023 20,000 21,136
CenterPoint Energy, Inc., 2.50%, 9/01/2022 50,000 51,262
Connecticut Light And Power Co. (The), Series A,
0.75%, 12/01/2025 20,000 19,707
Dominion Energy Gas Holdings LLC, 3.60%,
12/15/2024 50,000 54,427
Dominion Energy, Inc.
3.07%, 8/15/2024
(c)
60,000 63,999
5.75%, 10/01/2054 25,000 27,405
DTE Energy Co.
Series B, 2.60%, 6/15/2022 50,000 51,150
Series C, 2.53%, 10/01/2024 25,000 26,301
Duke Energy Carolinas LLC, 3.05%, 3/15/2023 20,000 20,991
Duke Energy Corp., 3.75%, 4/15/2024 50,000 54,089
Duke Energy Progress LLC, 3.25%, 8/15/2025 50,000 54,418
Edison International, 3.55%, 11/15/2024 45,000 48,462
Entergy Gulf States Louisiana LLC, 5.59%,
10/01/2024 50,000 57,799
Entergy Louisiana LLC, 0.62%, 11/17/2023 15,000 15,017
Evergy Metro, Inc., 3.15%, 3/15/2023 25,000 26,118
Evergy , Inc., 2.45%, 9/15/2024 25,000 26,242
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.0% (continued)
Utilities – 5.1% (continued)
Eversource Energy, Series Q, 0.80%, 8/15/2025 25,000 24,596
Florida Power & Light Co., 2.85%, 4/01/2025 25,000 26,795
Iberdrola International BV, 5.81%, 3/15/2025 35,000 40,765
Interstate Power And Light Co., 3.25%,
12/01/2024 15,000 16,217
ITC Holdings Corp., 2.70%, 11/15/2022 15,000 15,457
National Fuel Gas Co., 3.75%, 3/01/2023 25,000 26,164
National Rural Utilities Cooperative Finance
Corp., 2.30%, 9/15/2022 65,000 66,554
NextEra Energy Capital Holdings, Inc., 3.15%,
4/01/2024 85,000 91,020
NiSource, Inc., 0.95%, 8/15/2025 25,000 24,733
Oncor Electric Delivery Co. LLC, 2.75%,
6/01/2024 25,000 26,497
Pacific Gas and Electric Co.
1.75%, 6/16/2022 50,000 50,041
3.45%, 7/01/2025 50,000 52,996
3.15%, 1/01/2026 50,000 52,092
PECO Energy Co., 2.38%, 9/15/2022 65,000 66,442
PPL Capital Funding, Inc., 3.50%, 12/01/2022 50,000 52,017
Public Service Electric and Gas Co., 0.95%,
3/15/2026 50,000 49,563
Public Service Enterprise Group, Inc., 0.80%,
8/15/2025 25,000 24,585
Sempra Energy
2.88%, 10/01/2022 20,000 20,557
2.90%, 2/01/2023 50,000 51,996
4.05%, 12/01/2023 10,000 10,782
Southern California Edison Co., Series D, 3.40%,
6/01/2023 20,000 21,084
Southern Co. (The), Series B, 4.00%, 1/15/2051 25,000 26,625
Virginia Electric and Power Co., Series A, 3.10%,
5/15/2025 10,000 10,740
Wisconsin Electric Power Co., 2.05%,
12/15/2024 20,000 20,967
Xcel Energy, Inc., 3.30%, 6/01/2025 30,000 32,438
1,707,544
Total Corporate Bonds (cost $32,579,179) 33,057,838
Shares
Investment Companies – 0.8%
Registered Investment Companies – 0.8%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.01%
(d)(e)
(cost $270,977) 270,977 270,977
Investment of Cash Collateral for Securities Loaned – 0.3%
Registered Investment Companies – 0.3%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.01%
(d)(e)
(cost $113,650) 113,650 113,650
Total Investments (cost $32,963,806) 100.1% 33,442,465
Liabilities, Less Cash and Receivables (0.1)% (48,074)
Net Assets 100.0% 33,394,391

(a)
Security, or portion thereof, on loan. At April 30, 2021, the value of the fund’s securities on loan was $454,534 and the value of the collateral was $465,859, consisting of cash collateral of
$113,650 and U.S. Government & Agency securities valued at $352,209.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2021, these securities were valued at $211,800 or 0.63% of net assets.
(c)
Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(d)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus. Holdings and transactions in these affiliated companies during the period ended April 30, 2021 are as follows:
(e)
The rate shown is the 1-day yield as of April 30, 2021.
See Notes to Financial Statements
Description
Value
10/31/20 Purchases ($)
1
Sales ($)
Net Realized
Gain (Loss) ($)
Net Change
in Unrealized
Appreciation
(Depreciation) ($)
Value
4/30/21 Net Assets (%)
Dividends/
Distributions ($)
Investment Companies
Dreyfus Institutional
Preferred Government
Money Market Fund,
Institutional Shares 306,188 2,212,314 (2,247,525) — — 270,977 0.8 16
Investment of Cash Collateral for
Securities Loaned
Dreyfus Institutional
Preferred Government
Money Market Fund,
Institutional Shares 109,920 1,025,107 (1,021,377) — — 113,650 0.3 165
2
Total 416,108 3,237,421 (3,268,902) — — 384,627 1.1 181
1
Includes reinvested dividends/distributions.
2
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Portfolio Summary (Unaudited)
†
Value (%)
Financial 41.7
Consumer, Non-cyclical 14.5
Technology 8.4
Consumer, Cyclical 7.7
Energy 7.5
Industrial 6.8
Communications 5.8
Utilities 5.1
Basic Materials 1.5
Registered Investment Companies 1.1
100.1
†
Based on net assets.

STATEMENT OF INVESTMENTS
April 30, 2021 (Unaudited)
BNY Mellon High Yield Beta ETF
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.2%
Basic Materials – 4.6%
Alcoa Nederland Holding BV, 5.50%,
12/15/2027
(a)
10,000 10,823
Allegheny Ludlum LLC, 6.95%, 12/15/2025 20,000 21,770
Allegheny Technologies, Inc.
7.88%, 8/15/2023 15,000 16,327
5.88%, 12/01/2027
(b)
18,000 19,020
Arcelormittal SA
4.55%, 3/11/2026 55,000 60,998
4.25%, 7/16/2029 50,000 54,235
7.25%, 10/15/2039 20,000 28,180
7.00%, 3/01/2041 25,000 34,718
ArcelorMittal SA, 3.60%, 7/16/2024 35,000 37,239
Arconic Corp.
6.00%, 5/15/2025
(a)
20,000 21,388
6.13%, 2/15/2028
(a)
15,000 15,950
Ashland LLC
4.75%, 8/15/2022 10,000 10,404
6.88%, 5/15/2043 10,000 12,576
Axalta Coating Systems LLC, 3.38%,
2/15/2029
(a)
35,000 33,978
Baffinland Iron Mines Corp. / Baffinland Iron
Mines LP, 8.75%, 7/15/2026
(a)
15,000 15,965
Big River Steel LLC / Brs Finance Corp., 6.63%,
1/31/2029
(a)
40,000 43,347
Carpenter Technology Corp.
4.45%, 3/01/2023 5,000 5,211
6.38%, 7/15/2028 15,000 16,399
CF Industries, Inc.
3.45%, 6/01/2023 20,000 20,844
5.15%, 3/15/2034 20,000 23,446
4.95%, 6/01/2043 15,000 17,471
5.38%, 3/15/2044 20,000 24,473
Chemours Co. (The)
7.00%, 5/15/2025
(b)
40,000 41,158
5.38%, 5/15/2027
(b)
13,000 13,928
5.75%, 11/15/2028
(a)
15,000 15,940
Clearwater Paper Corp., 4.75%, 8/15/2028
(a)
5,000 5,044
Cleveland-Cliffs, Inc.
5.75%, 3/01/2025
(b)
13,000 13,360
9.88%, 10/17/2025
(a)
17,000 19,958
6.75%, 3/15/2026
(a)
5,000 5,435
5.88%, 6/01/2027
(b)
20,000 20,964
4.63%, 3/01/2029
(a)(b)
15,000 15,272
6.25%, 10/01/2040 12,000 12,226
Commercial Metals Co.
4.88%, 5/15/2023 15,000 15,725
5.38%, 7/15/2027 10,000 10,638
3.88%, 2/15/2031 4,000 3,982
Compass Minerals International, Inc., 4.88%,
7/15/2024
(a)
22,000 22,744
Consolidated Energy Finance SA
6.88%, 6/15/2025
(a)
30,000 30,090
6.50%, 5/15/2026
(a)
30,000 29,774
Cornerstone Chemical Co., 6.75%, 8/15/2024
(a)
(b)
20,000 19,186
CVR Partners LP / CVR Nitrogen Finance Corp.,
9.25%, 6/15/2023
(a)
35,000 35,200
Element Solutions, Inc., 3.88%, 9/01/2028
(a)
20,000 19,953
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.2% (continued)
Basic Materials – 4.6% (continued)
FMG Resources (August 2006) Pty Ltd.
5.13%, 5/15/2024
(a)
34,000 36,997
4.50%, 9/15/2027
(a)
30,000 32,429
Freeport-McMoRan, Inc.
3.88%, 3/15/2023 5,000 5,222
4.55%, 11/14/2024 5,000 5,464
5.00%, 9/01/2027 20,000 21,245
4.13%, 3/01/2028 15,000 15,803
4.38%, 8/01/2028 20,000 21,320
5.25%, 9/01/2029 15,000 16,633
4.25%, 3/01/2030 20,000 21,493
4.63%, 8/01/2030
(b)
30,000 33,043
5.40%, 11/14/2034 25,000 30,063
5.45%, 3/15/2043 35,000 42,740
GCP Applied Technologies, Inc., 5.50%,
4/15/2026
(a)
12,000 12,325
Gpd Cos., Inc., 10.13%, 4/01/2026
(a)
15,000 16,332
HB Fuller Co.
4.00%, 2/15/2027 10,000 10,334
4.25%, 10/15/2028 30,000 30,527
Hecla Mining Co., 7.25%, 2/15/2028 17,000 18,598
Hexion, Inc., 7.88%, 7/15/2027
(a)(b)
15,000 16,152
INEOS Group Holdings SA, 5.63%, 8/01/2024
(a)
13,000 13,090
Ineos Quattro Finance 2 PLC, 3.38%,
1/15/2026
(a)
15,000 15,000
Infrabuild Australia Pty Ltd., 12.00%,
10/01/2024
(a)(b)
5,000 5,052
Ingevity Corp.
4.50%, 2/01/2026
(a)
11,000 11,233
3.88%, 11/01/2028
(a)
15,000 14,944
Innophos Holdings, Inc., 9.38%, 2/15/2028
(a)
22,000 23,925
Joseph T Ryerson & Son, Inc., 8.50%,
8/01/2028
(a)
15,000 16,600
Jw Aluminum Continuous Cast Co., 10.25%,
6/01/2026
(a)
15,000 15,831
Kaiser Aluminum Corp.
6.50%, 5/01/2025
(a)
20,000 21,271
4.63%, 3/01/2028
(a)
23,000 23,637
Kraton Polymers LLC / Kraton Polymers Capital
Corp., 4.25%, 12/15/2025
(a)
35,000 35,526
Mercer International, Inc., 5.50%, 1/15/2026 10,000 10,278
Methanex Corp.
4.25%, 12/01/2024 10,000 10,538
5.25%, 12/15/2029 20,000 21,075
5.65%, 12/01/2044 25,000 25,435
Mineral Resources Ltd., 8.13%, 5/01/2027
(a)
15,000 16,618
Minerals Technologies, Inc., 5.00%, 7/01/2028
(a)
15,000 15,716
New Gold, Inc., 7.50%, 7/15/2027
(a)
10,000 10,859
Novelis Corp.
5.88%, 9/30/2026
(a)
35,000 36,515
4.75%, 1/30/2030
(a)
38,000 39,592
Nufarm Australia Ltd. / Nufarm Americas, Inc.,
5.75%, 4/30/2026
(a)
20,000 20,595
Olin Corp.
5.50%, 8/15/2022 5,000 5,238
9.50%, 6/01/2025
(a)
10,000 12,538
5.13%, 9/15/2027 11,000 11,494
5.63%, 8/01/2029 3,000 3,249
5.00%, 2/01/2030 30,000 31,600

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.2% (continued)
Basic Materials – 4.6% (continued)
PQ Corp., 5.75%, 12/15/2025
(a)
25,000 25,643
Rain CII Carbon LLC / CII Carbon Corp., 7.25%,
4/01/2025
(a)
17,000 17,541
Rayonier Am Products, Inc.
5.50%, 6/01/2024
(a)
10,000 9,775
7.63%, 1/15/2026
(a)
15,000 15,966
Schweitzer-Mauduit International, Inc., 6.88%,
10/01/2026
(a)
17,000 18,032
Scih Salt Holdings, Inc., 4.88%, 5/01/2028
(a)
50,000 49,919
TPC Group, Inc., 10.50%, 8/01/2024
(a)
25,000 23,365
Trinseo Materials Operating SCA / Trinseo
Materials Finance, Inc., 5.38%, 9/01/2025
(a)
15,000 15,329
Tronox, Inc., 6.50%, 5/01/2025
(a)
10,000 10,679
U.S. Steel Corp.
6.88%, 8/15/2025
(b)
25,000 25,634
6.25%, 3/15/2026
(b)
15,000 15,328
6.88%, 3/01/2029 20,000 20,868
6.65%, 6/01/2037 25,000 25,563
Valvoline, Inc.
4.25%, 2/15/2030
(a)
50,000 51,307
3.63%, 6/15/2031
(a)
10,000 9,776
WR Grace & Co.-Conn, 5.63%, 10/01/2024
(a)
11,000 12,229
2,096,462
Communications – 16.6%
Altice Financing SA
7.50%, 5/15/2026
(a)
45,000 46,763
5.00%, 1/15/2028
(a)
25,000 24,656
Altice France Holding SA
10.50%, 5/15/2027
(a)
50,000 56,324
6.00%, 2/15/2028
(a)(b)
65,000 64,434
Altice France SA
7.38%, 5/01/2026
(a)
205,000 212,939
8.13%, 2/01/2027
(a)
70,000 76,789
5.50%, 1/15/2028
(a)
22,000 22,658
5.13%, 1/15/2029
(a)
25,000 25,063
Altice France SA/France, 5.13%, 7/15/2029
(a)
115,000 115,588
AMC Networks, Inc.
5.00%, 4/01/2024 8,000 8,113
4.75%, 8/01/2025 7,000 7,208
4.25%, 2/15/2029 30,000 29,569
Angi Group LLC, 3.88%, 8/15/2028
(a)(b)
10,000 9,932
Arches Buyer, Inc.
4.25%, 6/01/2028
(a)
20,000 19,903
6.13%, 12/01/2028
(a)
15,000 15,440
Avaya, Inc., 6.13%, 9/15/2028
(a)
30,000 31,916
Belo Corp.
7.75%, 6/01/2027 13,000 15,346
7.25%, 9/15/2027 5,000 5,863
Block Communications, Inc., 4.88%,
3/01/2028
(a)
15,000 15,307
C&W Senior Financing Dac, 6.88%, 9/15/2027
(a)
25,000 26,599
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.2% (continued)
Communications – 16.6% (continued)
CCO Holdings LLC / CCO Holdings Capital Corp.
5.13%, 5/01/2027
(a)
100,000 104,739
5.88%, 5/01/2027
(a)
10,000 10,332
5.00%, 2/01/2028
(a)
80,000 83,577
5.38%, 6/01/2029
(a)
45,000 48,819
4.75%, 3/01/2030
(a)
105,000 109,561
4.50%, 8/15/2030
(a)
135,000 137,604
4.25%, 2/01/2031
(a)
95,000 95,013
4.50%, 5/01/2032
(a)
85,000 85,874
Cengage Learning, Inc., 9.50%, 6/15/2024
(a)
15,000 15,321
Cincinnati Bell, Inc.
7.00%, 7/15/2024
(a)
30,000 30,944
8.00%, 10/15/2025
(a)
15,000 15,907
Clear Channel International BV, 6.63%,
8/01/2025
(a)
20,000 21,015
Clear Channel Worldwide Holdings, Inc.
9.25%, 2/15/2024 26,000 27,098
5.13%, 8/15/2027
(a)
21,000 21,321
Cogent Communications Group, Inc., 5.38%,
3/01/2022
(a)
15,000 15,404
CommScope Technologies LLC
6.00%, 6/15/2025
(a)
61,000 62,091
5.00%, 3/15/2027
(a)
40,000 39,591
Commscope, Inc.
5.50%, 3/01/2024
(a)
25,000 25,774
6.00%, 3/01/2026
(a)
35,000 36,887
8.25%, 3/01/2027
(a)
21,000 22,491
7.13%, 7/01/2028
(a)
20,000 21,565
Connect Finco Sarl / Connect US Finco LLC,
6.75%, 10/01/2026
(a)
75,000 78,221
Consolidated Communications, Inc.
5.00%, 10/01/2028
(a)
10,000 10,155
6.50%, 10/01/2028
(a)
20,000 21,546
CSC Holdings LLC
5.88%, 9/15/2022 17,000 17,882
5.25%, 6/01/2024 25,000 27,087
5.50%, 5/15/2026
(a)
50,000 51,412
5.50%, 4/15/2027
(a)
55,000 57,714
5.38%, 2/01/2028
(a)
26,000 27,373
6.50%, 2/01/2029
(a)
60,000 66,271
5.75%, 1/15/2030
(a)
70,000 74,460
4.13%, 12/01/2030
(a)
25,000 24,873
4.63%, 12/01/2030
(a)
90,000 87,995
3.38%, 2/15/2031
(a)
45,000 42,305
Cumulus Media New Holdings, Inc., 6.75%,
7/01/2026
(a)(b)
15,000 15,454
Diamond Sports Group LLC / Diamond Sports
Finance Co.
5.38%, 8/15/2026
(a)
115,000 83,919
6.63%, 8/15/2027
(a)(b)
50,000 27,001
DISH DBS Corp.
5.88%, 7/15/2022 53,000 55,457
5.00%, 3/15/2023 47,000 49,154
5.88%, 11/15/2024 49,000 53,038
7.75%, 7/01/2026 50,000 57,639
7.38%, 7/01/2028 10,000 10,797
DKT Finance ApS, 9.38%, 6/17/2023
(a)
20,000 20,600
Embarq Corp., 8.00%, 6/01/2036 42,000 48,910
Endure Digital, Inc., 6.00%, 2/15/2029
(a)
30,000 28,715

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.2% (continued)
Communications – 16.6% (continued)
Entercom Media Corp., 6.50%, 5/01/2027
(a)(b)
11,000 11,355
EW Scripps Co. (The), 5.13%, 5/15/2025
(a)
10,000 10,263
Frontier Communications Corp.
5.88%, 10/15/2027
(a)
30,000 31,884
5.00%, 5/01/2028
(a)
40,000 40,902
6.75%, 5/01/2029
(a)
25,000 26,350
Getty Images, Inc., 9.75%, 3/01/2027
(a)
15,000 15,995
Go Daddy Operating Co. LLC / GD Finance Co.,
Inc., 5.25%, 12/01/2027
(a)
17,000 17,828
Gray Television, Inc.
5.88%, 7/15/2026
(a)
2,000 2,075
7.00%, 5/15/2027
(a)
10,000 10,915
4.75%, 10/15/2030
(a)
25,000 24,980
Grubhub Holdings, Inc., 5.50%, 7/01/2027
(a)
15,000 15,787
GTT Communications, Inc., 7.88%,
12/31/2024
(a)
15,000 2,248
Houghton Mifflin Harcourt Publishers, Inc.,
9.00%, 2/15/2025
(a)
10,000 10,696
Hughes Satellite Systems Corp.
5.25%, 8/01/2026 20,000 22,041
6.63%, 8/01/2026 20,000 22,161
iHeartcommunications, Inc., 5.25%,
8/15/2027
(a)
40,000 41,399
iHeartCommunications, Inc.
6.38%, 5/01/2026 20,000 21,281
8.38%, 5/01/2027 68,000 72,906
Intrado Corp., 8.50%, 10/15/2025
(a)
40,000 40,675
Koninklijke KPN NV, 7.00%, 3/28/2073
(a)
30,000 31,960
Lamar Media Corp.
3.75%, 2/15/2028 35,000 35,301
4.88%, 1/15/2029 10,000 10,553
4.00%, 2/15/2030 30,000 30,304
3.63%, 1/15/2031
(a)
15,000 14,613
LCPR Senior Secured Financing DAC, 6.75%,
10/15/2027
(a)
25,000 26,870
Level 3 Financing, Inc.
4.63%, 9/15/2027
(a)
30,000 30,924
4.25%, 7/01/2028
(a)
35,000 35,248
3.63%, 1/15/2029
(a)
75,000 72,721
Liberty Interactive LLC
8.50%, 7/15/2029 5,000 5,723
8.25%, 2/01/2030 25,000 28,805
Ligado Networks LLC, 15.50%, 11/01/2023
(a)(c)
70,000 68,947
LogMeIn, Inc., 5.50%, 9/01/2027
(a)
40,000 41,644
Lumen Technologies, Inc.
Series T, 5.80%, 3/15/2022 15,000 15,496
Series W, 6.75%, 12/01/2023 14,000 15,490
Series Y, 7.50%, 4/01/2024 42,000 46,976
5.63%, 4/01/2025 15,000 16,197
5.13%, 12/15/2026
(a)(b)
16,000 16,776
4.00%, 2/15/2027
(a)
41,000 41,713
Series G, 6.88%, 1/15/2028 5,000 5,647
Series P, 7.60%, 9/15/2039 10,000 11,486
Series U, 7.65%, 3/15/2042 10,000 11,423
Match Group Holdings II LLC
5.00%, 12/15/2027
(a)
13,000 13,705
4.63%, 6/01/2028
(a)
30,000 30,968
5.63%, 2/15/2029
(a)
10,000 10,825
4.13%, 8/01/2030
(a)
15,000 15,062
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.2% (continued)
Communications – 16.6% (continued)
McGraw-Hill LLC / McGraw-Hill Global
Education Finance, Inc., 8.00%, 11/30/2024
(a)
20,000 20,323
MDC Partners, Inc., 7.50%, 5/01/2024
(a)(d)
13,000 13,218
Meredith Corp.
6.50%, 7/01/2025
(a)
10,000 10,711
6.88%, 2/01/2026
(b)
25,000 25,681
Midcontinent Communications / Midcontinent
Finance Corp., 5.38%, 8/15/2027
(a)
10,000 10,438
National CineMedia LLC, 5.88%, 4/15/2028
(a)(b)
21,000 20,149
Netflix, Inc.
5.75%, 3/01/2024 10,000 11,231
5.88%, 2/15/2025 35,000 40,471
4.38%, 11/15/2026
(b)
15,000 16,921
4.88%, 4/15/2028 25,000 28,786
5.88%, 11/15/2028 50,000 60,866
6.38%, 5/15/2029 35,000 44,100
5.38%, 11/15/2029
(a)
40,000 47,513
4.88%, 6/15/2030
(a)
41,000 47,565
Nexstar Broadcasting, Inc.
5.63%, 7/15/2027
(a)
50,000 52,814
4.75%, 11/01/2028
(a)(b)
45,000 45,812
Nokia OYJ
3.38%, 6/12/2022 13,000 13,333
4.38%, 6/12/2027 8,000 8,756
6.63%, 5/15/2039 10,000 12,853
NortonLifeLock, Inc.
3.95%, 6/15/2022 20,000 20,422
5.00%, 4/15/2025
(a)
50,000 50,642
Outfront Media Capital LLC / Outfront Media
Capital Corp.
5.00%, 8/15/2027
(a)
20,000 20,671
4.25%, 1/15/2029
(a)
15,000 14,875
4.63%, 3/15/2030
(a)
25,000 24,842
Photo Holdings Merger Sub, Inc., 8.50%,
10/01/2026
(a)
30,000 32,875
Plantronics, Inc., 5.50%, 5/31/2023
(a)(b)
12,000 12,010
Qualitytech LP / Qts Finance Corp., 3.88%,
10/01/2028
(a)
15,000 15,135
Quebecor Media, Inc., 5.75%, 1/15/2023 35,000 37,386
Qwest Corp., 7.25%, 9/15/2025 10,000 11,795
Radiate Holdco LLC / Radiate Finance, Inc.
4.50%, 9/15/2026
(a)
25,000 25,437
6.50%, 9/15/2028
(a)
30,000 31,303
Salem Media Group, Inc., 6.75%, 6/01/2024
(a)(b)
20,000 19,850
Scripps Escrow II, Inc.
3.88%, 1/15/2029
(a)
15,000 14,892
5.38%, 1/15/2031
(a)
30,000 30,429
Scripps Escrow, Inc., 5.88%, 7/15/2027
(a)
25,000 26,287
Sinclair Television Group, Inc.
5.88%, 3/15/2026
(a)
12,000 12,356
5.13%, 2/15/2027
(a)
26,000 25,759
5.50%, 3/01/2030
(a)
6,000 5,972
Sirius XM Radio, Inc.
3.88%, 8/01/2022
(a)
20,000 20,098
4.63%, 7/15/2024
(a)
55,000 56,584
5.38%, 7/15/2026
(a)
30,000 30,980
5.00%, 8/01/2027
(a)
20,000 20,934
5.50%, 7/01/2029
(a)
45,000 48,651
4.13%, 7/01/2030
(a)
30,000 30,016

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.2% (continued)
Communications – 16.6% (continued)
Sprint Capital Corp.
6.88%, 11/15/2028 44,000 55,409
8.75%, 3/15/2032 45,000 66,689
Sprint Communications, Inc., 6.00%,
11/15/2022 64,000 68,358
Sprint Corp.
7.88%, 9/15/2023 120,000 136,902
7.13%, 6/15/2024 70,000 80,874
7.63%, 2/15/2025 40,000 47,606
7.63%, 3/01/2026 45,000 55,187
Switch Ltd., 3.75%, 9/15/2028
(a)
15,000 14,905
TEGNA, Inc.
4.75%, 3/15/2026
(a)
30,000 31,967
4.63%, 3/15/2028 23,000 23,464
5.00%, 9/15/2029 31,000 32,212
Telecom Italia Capital SA
6.38%, 11/15/2033 60,000 70,554
6.00%, 9/30/2034 30,000 33,798
7.20%, 7/18/2036 30,000 37,303
7.72%, 6/04/2038 10,000 13,106
Telecom Italia SpA, 5.30%, 5/30/2024
(a)
40,000 43,658
Telesat Canada / Telesat LLC
4.88%, 6/01/2027
(a)
13,000 12,733
6.50%, 10/15/2027
(a)
35,000 34,383
Terrier Media Buyer, Inc., 8.88%, 12/15/2027
(a)
30,000 32,555
T-Mobile USA, Inc.
6.00%, 4/15/2024 5,000 5,036
5.13%, 4/15/2025 25,000 25,423
4.50%, 2/01/2026 10,000 10,247
2.25%, 2/15/2026 50,000 50,342
5.38%, 4/15/2027
(b)
25,000 26,516
4.75%, 2/01/2028 35,000 37,398
2.63%, 2/15/2029 50,000 48,707
3.38%, 4/15/2029 30,000 30,527
2.88%, 2/15/2031 40,000 39,003
Trilogy International Partners LLC / Trilogy
International Finance, Inc., 8.88%,
5/01/2022
(a)(b)
10,000 9,854
Tripadvisor, Inc., 7.00%, 7/15/2025
(a)
15,000 16,206
Twitter, Inc., 3.88%, 12/15/2027
(a)
20,000 21,045
U.S. Cellular Corp., 6.70%, 12/15/2033 25,000 31,230
Uber Technologies, Inc.
7.50%, 5/15/2025
(a)
25,000 27,018
8.00%, 11/01/2026
(a)
70,000 75,757
7.50%, 9/15/2027
(a)
62,000 68,505
6.25%, 1/15/2028
(a)(b)
15,000 16,282
Univision Communications, Inc.
5.13%, 2/15/2025
(a)
53,000 53,878
9.50%, 5/01/2025
(a)
15,000 16,682
6.63%, 6/01/2027
(a)
40,000 43,358
UPC Holding BV, 5.50%, 1/15/2028
(a)
15,000 15,600
Veon Holdings BV, 4.00%, 4/09/2025
(a)
75,000 78,816
ViacomCBS, Inc., 6.25%, 2/28/2057 27,000 30,126
ViaSat, Inc.
5.63%, 9/15/2025
(a)
35,000 35,809
5.63%, 4/15/2027
(a)
12,000 12,603
6.50%, 7/15/2028
(a)(b)
25,000 26,342
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.2% (continued)
Communications – 16.6% (continued)
Videotron Ltd.
5.00%, 7/15/2022 12,000 12,494
5.38%, 6/15/2024
(a)
30,000 33,003
Virgin Media Finance PLC, 5.00%, 7/15/2030
(a)
30,000 29,925
Virgin Media Secured Finance PLC
5.50%, 8/15/2026
(a)
5,000 5,193
5.50%, 5/15/2029
(a)
25,000 26,702
4.50%, 8/15/2030
(a)
25,000 25,182
Vmed O2 UK Financing I PLC, 4.25%,
1/31/2031
(a)
50,000 48,900
Vodafone Group PLC, 7.00%, 4/04/2079 81,000 98,811
Windstream Escrow LLC / Windstream Escrow
Finance Corp., 7.75%, 8/15/2028
(a)
30,000 31,241
Zayo Group Holdings, Inc.
4.00%, 3/01/2027
(a)
41,000 40,704
6.13%, 3/01/2028
(a)
38,000 39,222
Ziggo Bond Co. BV, 6.00%, 1/15/2027
(a)
25,000 26,235
Ziggo BV
5.50%, 1/15/2027
(a)
100,000 103,968
4.88%, 1/15/2030
(a)
30,000 30,824
7,494,553
Consumer, Cyclical – 22.6%
1011778 BC ULC / New Red Finance, Inc.
4.25%, 5/15/2024
(a)
20,000 20,267
5.75%, 4/15/2025
(a)
15,000 15,921
3.88%, 1/15/2028
(a)
25,000 25,296
4.38%, 1/15/2028
(a)
20,000 20,271
3.50%, 2/15/2029
(a)
20,000 19,602
4.00%, 10/15/2030
(a)
60,000 58,542
Abercrombie & Fitch Management Co., 8.75%,
7/15/2025
(a)
10,000 11,081
Adient Global Holdings Ltd., 4.88%,
8/15/2026
(a)(b)
20,000 20,502
Adient US LLC, 9.00%, 4/15/2025
(a)
30,000 33,246
Affinity Gaming, 6.88%, 12/15/2027
(a)
15,000 15,929
Allen Media LLC / Allen Media Co.-Issuer, Inc.,
10.50%, 2/15/2028
(a)
5,000 5,334
Allison Transmission, Inc.
4.75%, 10/01/2027
(a)
10,000 10,494
5.88%, 6/01/2029
(a)
15,000 16,219
3.75%, 1/30/2031
(a)
20,000 19,301
AMC Entertainment Holdings, Inc., 10.50%,
4/24/2026
(a)
5,000 5,286
American Airlines Group, Inc.
5.00%, 6/01/2022
(a)(b)
25,000 24,812
3.75%, 3/01/2025
(a)(b)
7,000 6,155
American Airlines Pass-Through Trust
Series 2013-2, , Class A4.95%, 1/15/2023 42,224 42,472
Series 2013-1, , Class A4.00%, 7/15/2025 112,643 104,071
Series 2014-1, , Class A3.70%, 10/01/2026 84,624 83,774
Series 2015-1, , Class A3.38%, 5/01/2027 72,694 71,056
Series 2016-1, , Class A4.10%, 1/15/2028 31,425 30,916
Series 2016-2, , Class A3.65%, 6/15/2028 115,759 110,957
American Airlines, Inc., 11.75%, 7/15/2025
(a)
45,000 56,474
American Airlines, Inc./Aadvantage Loyalty Ip
Ltd., 5.50%, 4/20/2026
(a)
40,000 42,001

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.2% (continued)
Consumer, Cyclical – 22.6% (continued)
American Axle & Manufacturing, Inc.
6.25%, 4/01/2025
(b)
15,000 15,537
6.25%, 3/15/2026 10,000 10,277
6.50%, 4/01/2027
(b)
30,000 31,688
6.88%, 7/01/2028
(b)
15,000 16,028
American Builders & Contractors Supply Co., Inc.
5.88%, 5/15/2026
(a)
30,000 30,956
4.00%, 1/15/2028
(a)
45,000 45,868
Aramark Services, Inc.
5.00%, 4/01/2025
(a)
30,000 30,795
6.38%, 5/01/2025
(a)
35,000 37,229
4.75%, 6/01/2026 15,000 15,383
5.00%, 2/01/2028
(a)
46,000 48,133
Arrow Bidco LLC, 9.50%, 3/15/2024
(a)
10,000 9,989
Asbury Automotive Group, Inc.
4.50%, 3/01/2028 10,000 10,329
4.75%, 3/01/2030 11,000 11,495
Ashton Woods USA LLC / Ashton Woods Finance
Co.
6.75%, 8/01/2025
(a)
25,000 26,010
9.88%, 4/01/2027
(a)
5,000 5,686
6.63%, 1/15/2028
(a)
5,000 5,380
Aston Martin Capital Holdings Ltd., 10.50%,
11/30/2025
(a)
50,000 54,445
Avient Corp.
5.25%, 3/15/2023 3,000 3,231
5.75%, 5/15/2025
(a)
20,000 21,133
Bally's Corp., 6.75%, 6/01/2027
(a)
15,000 15,972
Beacon Roofing Supply, Inc.
4.88%, 11/01/2025
(a)
17,000 17,439
4.50%, 11/15/2026
(a)
13,000 13,478
Beazer Homes USA, Inc., 5.88%, 10/15/2027 10,000 10,565
Bed Bath & Beyond, Inc.
3.75%, 8/01/2024 7,000 7,193
4.92%, 8/01/2034
(b)
9,000 8,408
5.17%, 8/01/2044 5,000 4,604
Boyd Gaming Corp.
8.63%, 6/01/2025
(a)
15,000 16,610
6.38%, 4/01/2026 20,000 20,652
6.00%, 8/15/2026 20,000 20,739
4.75%, 12/01/2027 15,000 15,375
Boyne USA, Inc., 7.25%, 5/01/2025
(a)
15,000 15,568
Brinker International, Inc.
3.88%, 5/15/2023 20,000 20,456
5.00%, 10/01/2024
(a)
10,000 10,472
Brookfield Residential Properties, Inc. /
Brookfield Residential US Corp.
6.38%, 5/15/2025
(a)
25,000 25,595
6.25%, 9/15/2027
(a)
35,000 37,071
4.88%, 2/15/2030
(a)
10,000 10,002
Burlington Coat Factory Warehouse Corp.,
6.25%, 4/15/2025
(a)
20,000 21,288
Caesars Entertainment, Inc.
6.25%, 7/01/2025
(a)
100,000 106,345
8.13%, 7/01/2027
(a)(b)
45,000 50,019
Caesars Resort Collection LLC / CRC Finco, Inc.
5.75%, 7/01/2025
(a)
25,000 26,342
5.25%, 10/15/2025
(a)
42,000 42,364
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.2% (continued)
Consumer, Cyclical – 22.6% (continued)
Caleres, Inc., 6.25%, 8/15/2023 6,000 6,020
Carnival Corp.
11.50%, 4/01/2023
(a)
110,000 126,337
10.50%, 2/01/2026
(a)
45,000 53,114
7.63%, 3/01/2026
(a)
25,000 27,379
5.75%, 3/01/2027
(a)
130,000 137,209
9.88%, 8/01/2027
(a)
45,000 52,953
6.65%, 1/15/2028 20,000 21,419
Carvana Co.
5.63%, 10/01/2025
(a)
35,000 36,070
5.88%, 10/01/2028
(a)
20,000 20,760
Cd&r Smokey Buyer, Inc., 6.75%, 7/15/2025
(a)
15,000 16,026
Cedar Fair LP, 5.25%, 7/15/2029 15,000 15,414
Cedar Fair LP / Canada's Wonderland Co.
/ Magnum Management Corp., 5.38%,
6/01/2024 15,000 15,131
Cedar Fair LP / Canada's Wonderland Co. /
Magnum Management Corp. / Millennium Op,
5.50%, 5/01/2025
(a)
75,000 78,731
Cedar Fair LP / Canada's Wonderland Co. /
Magnum Management Corp. / Millennium
Operations LLC
5.38%, 4/15/2027 30,000 30,977
6.50%, 10/01/2028
(a)
5,000 5,369
Century Communities, Inc.
5.88%, 7/15/2025 17,000 17,649
6.75%, 6/01/2027 16,000 17,245
Churchill Downs, Inc.
5.50%, 4/01/2027
(a)
15,000 15,592
4.75%, 1/15/2028
(a)
15,000 15,454
Cinemark USA, Inc., 4.88%, 6/01/2023 15,000 14,981
Clarios Global LP, 6.75%, 5/15/2025
(a)
15,000 16,101
Clarios Global LP / Clarios US Finance Co.
6.25%, 5/15/2026
(a)
45,000 47,761
8.50%, 5/15/2027
(a)
50,000 53,979
Constellation Merger Sub, Inc., 8.50%,
9/15/2025
(a)
10,000 9,708
Cooper-Standard Automotive, Inc., 5.63%,
11/15/2026
(a)
30,000 26,122
Core & Main Holdings LP, 8.63%, 9/15/2024
(a)(c)
10,000 10,242
Core & Main LP, 6.13%, 8/15/2025
(a)
5,000 5,114
Dana Financing Luxembourg Sarl
5.75%, 4/15/2025
(a)
7,000 7,224
6.50%, 6/01/2026
(a)
7,000 7,258
Dave & Buster's, Inc., 7.63%, 11/01/2025
(a)(b)
15,000 16,213
Dealer Tire LLC / Dt Issuer LLC, 8.00%,
2/01/2028
(a)
15,000 15,878
Delta Air Lines, Inc.
3.80%, 4/19/2023 20,000 20,680
2.90%, 10/28/2024 65,000 65,584
7.38%, 1/15/2026 30,000 35,169
4.38%, 4/19/2028 20,000 21,125
3.75%, 10/28/2029 20,000 19,904
Diamond Resorts International, Inc.
7.75%, 9/01/2023
(a)
10,000 10,402
10.75%, 9/01/2024
(a)
15,000 15,869
Downstream Development Authority of
The Quapaw Tribe of Oklahoma, 10.50%,
2/15/2023
(a)
10,000 10,407

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.2% (continued)
Consumer, Cyclical – 22.6% (continued)
eG Global Finance PLC, 6.75%, 2/07/2025
(a)
22,000 22,648
Ferrellgas LP / Ferrellgas Finance Corp., 5.38%,
4/01/2026
(a)
145,000 143,370
FirstCash, Inc., 4.63%, 9/01/2028
(a)
15,000 15,484
Ford Holdings LLC, 9.30%, 3/01/2030 5,000 6,681
Ford Motor Co.
8.50%, 4/21/2023 90,000 100,802
9.00%, 4/22/2025 115,000 140,483
7.13%, 11/15/2025 25,000 28,916
4.35%, 12/08/2026 50,000 52,853
6.63%, 10/01/2028 30,000 35,248
6.38%, 2/01/2029 10,000 11,419
9.63%, 4/22/2030 20,000 28,056
7.45%, 7/16/2031 72,000 92,595
4.75%, 1/15/2043 60,000 60,623
7.40%, 11/01/2046 10,000 12,563
5.29%, 12/08/2046 35,000 37,034
9.98%, 2/15/2047 5,000 7,548
Ford Motor Credit Co. LLC
2.98%, 8/03/2022 20,000 20,285
4.25%, 9/20/2022 10,000 10,326
3.55%, 10/07/2022 15,000 15,376
3.35%, 11/01/2022 40,000 40,912
3.09%, 1/09/2023 30,000 30,601
4.14%, 2/15/2023 35,000 36,314
3.10%, 5/04/2023 20,000 20,440
4.38%, 8/06/2023 10,000 10,552
3.37%, 11/17/2023 10,000 10,321
3.81%, 1/09/2024 20,000 20,750
5.58%, 3/18/2024 50,000 54,501
3.66%, 9/08/2024 35,000 36,440
4.06%, 11/01/2024 40,000 42,106
4.69%, 6/09/2025 40,000 42,999
5.13%, 6/16/2025 75,000 81,944
4.13%, 8/04/2025 50,000 52,713
4.39%, 1/08/2026 25,000 26,693
4.54%, 8/01/2026 15,000 16,094
4.27%, 1/09/2027 20,000 21,106
4.13%, 8/17/2027 45,000 47,046
3.82%, 11/02/2027 35,000 36,006
5.11%, 5/03/2029 65,000 70,976
4.00%, 11/13/2030 25,000 25,518
Forestar Group, Inc.
8.00%, 4/15/2024
(a)
13,000 13,528
5.00%, 3/01/2028
(a)
5,000 5,204
Gap, Inc. (The)
8.63%, 5/15/2025
(a)
21,000 23,281
8.88%, 5/15/2027
(a)
40,000 46,800
Gateway Casinos & Entertainment Ltd., 8.25%,
3/01/2024
(a)
2,000 1,930
G-III Apparel Group Ltd., 7.88%, 8/15/2025
(a)
10,000 10,859
Golden Nugget, Inc.
6.75%, 10/15/2024
(a)
35,000 35,445
8.75%, 10/01/2025
(a)
35,000 36,771
Goodyear Tire & Rubber Co. (The)
9.50%, 5/31/2025 20,000 22,537
5.00%, 5/31/2026
(b)
10,000 10,252
4.88%, 3/15/2027 15,000 15,663
7.00%, 3/15/2028 5,000 5,600
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.2% (continued)
Consumer, Cyclical – 22.6% (continued)
H&E Equipment Services, Inc., 3.88%,
12/15/2028
(a)
30,000 29,412
Hanesbrands, Inc.
4.63%, 5/15/2024
(a)
23,000 24,252
5.38%, 5/15/2025
(a)
15,000 15,778
4.88%, 5/15/2026
(a)
5,000 5,361
Hilton Domestic Operating Co., Inc.
5.38%, 5/01/2025
(a)
15,000 15,781
5.75%, 5/01/2028
(a)
15,000 16,138
3.75%, 5/01/2029
(a)
20,000 20,099
4.88%, 1/15/2030 30,000 31,942
4.00%, 5/01/2031
(a)
20,000 20,244
3.63%, 2/15/2032
(a)
60,000 59,215
Hilton Grand Vacations Borrower LLC / Hilton
Grand Vacations Borrower, Inc., 6.13%,
12/01/2024 28,000 29,372
Hilton Worldwide Finance LLC / Hilton
Worldwide Finance Corp., 4.88%, 4/01/2027 30,000 31,196
IAA, Inc., 5.50%, 6/15/2027
(a)
22,000 23,130
IHO Verwaltungs GmbH
4.75%, 9/15/2026
(a)(c)
25,000 25,574
6.00%, 5/15/2027
(a)(c)
20,000 21,091
6.38%, 5/15/2029
(a)(c)
25,000 27,390
Installed Building Products, Inc., 5.75%,
2/01/2028
(a)
20,000 21,050
International Game Technology PLC
6.50%, 2/15/2025
(a)
23,000 25,456
6.25%, 1/15/2027
(a)
10,000 11,224
5.25%, 1/15/2029
(a)
25,000 26,515
IRB Holding Corp.
7.00%, 6/15/2025
(a)
25,000 26,936
6.75%, 2/15/2026
(a)
15,000 15,533
Jacobs Entertainment, Inc., 7.88%, 2/01/2024
(a)
30,000 31,275
Jaguar Land Rover Automotive PLC
5.63%, 2/01/2023
(a)(b)
16,000 16,053
5.88%, 1/15/2028
(a)
29,740 30,220
JB Poindexter & Co., Inc., 7.13%, 4/15/2026
(a)
15,000 15,838
K Hovnanian Enterprises, Inc., 10.50%,
2/15/2026
(a)
10,000 10,900
KAR Auction Services, Inc., 5.13%, 6/01/2025
(a)
(b)
25,000 25,313
KB Home
7.50%, 9/15/2022 8,000 8,678
7.63%, 5/15/2023 21,000 22,904
6.88%, 6/15/2027 10,000 11,865
4.80%, 11/15/2029 11,000 11,900
KFC Holding Co/Pizza Hut Holdings LLC/Taco
Bell of America LLC, 4.75%, 6/01/2027
(a)
20,000 21,015
L Brands, Inc.
5.63%, 10/15/2023 5,000 5,433
9.38%, 7/01/2025
(a)
5,000 6,338
6.69%, 1/15/2027 5,000 5,790
5.25%, 2/01/2028 25,000 27,400
7.50%, 6/15/2029 15,000 17,392
6.88%, 11/01/2035 30,000 36,378
6.75%, 7/01/2036 15,000 18,098
7.60%, 7/15/2037 4,000 4,795
Lbm Acquisition LLC, 6.25%, 1/15/2029
(a)
15,000 15,374
Levi Strauss & Co., 3.50%, 3/01/2031
(a)
25,000 24,895

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.2% (continued)
Consumer, Cyclical – 22.6% (continued)
LGI Homes, Inc., 6.88%, 7/15/2026
(a)
17,000 17,737
Life Time, Inc., 5.75%, 1/15/2026
(a)
40,000 41,442
Lithia Motors, Inc.
5.25%, 8/01/2025
(a)
9,000 9,309
4.63%, 12/15/2027
(a)
7,000 7,351
4.38%, 1/15/2031
(a)
30,000 31,653
Live Nation Entertainment, Inc.
4.88%, 11/01/2024
(a)
35,000 35,657
5.63%, 3/15/2026
(a)
26,000 27,015
6.50%, 5/15/2027
(a)
10,000 11,102
4.75%, 10/15/2027
(a)
5,000 5,046
3.75%, 1/15/2028
(a)
15,000 14,938
M/I Homes, Inc.
5.63%, 8/01/2025 10,000 10,369
4.95%, 2/01/2028 8,000 8,416
Macy's Retail Holdings LLC
2.88%, 2/15/2023 19,000 19,010
3.63%, 6/01/2024
(b)
5,000 5,055
5.88%, 4/01/2029
(a)(b)
15,000 15,379
6.38%, 3/15/2037 10,000 9,823
5.13%, 1/15/2042 10,000 8,688
4.30%, 2/15/2043 25,000 19,577
Marriott Ownership Resorts, Inc.
6.13%, 9/15/2025
(a)
10,000 10,614
6.50%, 9/15/2026 35,000 36,551
Mattamy Group Corp.
5.25%, 12/15/2027
(a)
15,000 15,796
4.63%, 3/01/2030
(a)
18,000 18,279
Mattel, Inc.
3.15%, 3/15/2023 37,000 37,909
6.75%, 12/31/2025
(a)
24,000 25,236
5.88%, 12/15/2027
(a)
20,000 21,968
6.20%, 10/01/2040 15,000 18,204
5.45%, 11/01/2041 5,000 5,715
Melco Resorts Finance Ltd.
5.75%, 7/21/2028
(a)
15,000 16,097
5.38%, 12/04/2029
(a)
90,000 95,692
Meritage Homes Corp., 6.00%, 6/01/2025 27,000 30,733
Meritor, Inc.
6.25%, 6/01/2025
(a)
25,000 26,783
4.50%, 12/15/2028
(a)
10,000 10,132
Merlin Entertainments Ltd., 5.75%, 6/15/2026
(a)
25,000 26,501
MGM China Holdings Ltd., 5.38%, 5/15/2024
(a)
35,000 35,998
MGM Resorts International
6.00%, 3/15/2023 23,000 24,623
6.75%, 5/01/2025 20,000 21,452
5.75%, 6/15/2025 20,000 22,025
4.63%, 9/01/2026 10,000 10,532
5.50%, 4/15/2027 15,000 16,379
4.75%, 10/15/2028 15,000 15,835
Michael Kors USA, Inc., 4.50%, 11/01/2024
(a)
30,000 31,818
Mohegan Gaming & Entertainment
7.88%, 10/15/2024
(a)(b)
30,000 31,303
8.00%, 2/01/2026
(a)
45,000 45,680
Murphy Oil USA, Inc.
5.63%, 5/01/2027 17,000 17,896
4.75%, 9/15/2029 20,000 21,106
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.2% (continued)
Consumer, Cyclical – 22.6% (continued)
Navistar International Corp., 9.50%,
5/01/2025
(a)
25,000 27,129
NCL Corp. Ltd.
12.25%, 5/15/2024
(a)
20,000 24,393
3.63%, 12/15/2024
(a)
40,000 38,288
10.25%, 2/01/2026
(a)
30,000 35,355
Newell Brands, Inc.
4.00%, 6/15/2022 5,000 5,136
4.35%, 4/01/2023 11,000 11,585
4.88%, 6/01/2025 30,000 33,232
4.70%, 4/01/2026 70,000 77,975
5.88%, 4/01/2036 11,000 13,658
6.00%, 4/01/2046 31,000 39,629
Peninsula Pacific Entertainment LLC / Peninsula
Pacific Entertainment Finance In, 8.50%,
11/15/2027
(a)
25,000 26,577
Penn National Gaming, Inc., 5.63%, 1/15/2027
(a)
15,000 15,589
Penske Automotive Group, Inc.
3.50%, 9/01/2025 15,000 15,375
5.50%, 5/15/2026
(b)
31,000 31,995
Performance Food Group, Inc.
5.50%, 6/01/2024
(a)
15,000 15,019
5.50%, 10/15/2027
(a)
20,000 21,065
Petsmart, Inc. / Petsmart Finance Corp.
4.75%, 2/15/2028
(a)
75,000 77,299
7.75%, 2/15/2029
(a)
55,000 59,654
Picasso Finance Sub, Inc., 6.13%, 6/15/2025
(a)
33,000 35,098
Pm General Purchaser LLC, 9.50%,
10/01/2028
(a)
15,000 16,504
Powdr Corp., 6.00%, 8/01/2025
(a)
10,000 10,582
QVC, Inc.
4.38%, 3/15/2023 35,000 36,926
4.85%, 4/01/2024 20,000 21,705
4.45%, 2/15/2025 20,000 21,317
4.75%, 2/15/2027 30,000 31,800
4.38%, 9/01/2028 15,000 15,370
5.45%, 8/15/2034 25,000 25,656
5.95%, 3/15/2043 20,000 19,950
Resideo Funding, Inc., 6.13%, 11/01/2026
(a)
8,000 8,451
Rite Aid Corp.
7.50%, 7/01/2025
(a)
30,000 31,079
8.00%, 11/15/2026
(a)
25,000 25,964
7.70%, 2/15/2027
(b)
10,000 9,766
Royal Caribbean Cruises Ltd.
5.25%, 11/15/2022 60,000 61,803
10.88%, 6/01/2023
(a)
70,000 80,349
9.13%, 6/15/2023
(a)
20,000 22,058
11.50%, 6/01/2025
(a)
60,000 69,527
7.50%, 10/15/2027 35,000 41,276
3.70%, 3/15/2028
(b)
20,000 18,993
5.50%, 4/01/2028
(a)
40,000 41,949
Sally Holdings LLC / Sally Capital, Inc., 8.75%,
4/30/2025
(a)
10,000 11,059
Scientific Games International, Inc.
5.00%, 10/15/2025
(a)
17,000 17,556
8.25%, 3/15/2026
(a)
25,000 27,011
7.00%, 5/15/2028
(a)
36,000 38,816
7.25%, 11/15/2029
(a)
10,000 11,011

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.2% (continued)
Consumer, Cyclical – 22.6% (continued)
Scotts Miracle-GRO Co. (The)
5.25%, 12/15/2026 10,000 10,484
4.50%, 10/15/2029 15,000 15,749
Seaworld Parks & Entertainment, Inc., 9.50%,
8/01/2025
(a)
40,000 43,423
Shea Homes LP / Shea Homes Funding Corp.,
4.75%, 2/15/2028
(a)
20,000 20,411
Silversea Cruise Finance Ltd., 7.25%,
2/01/2025
(a)
40,000 41,385
Six Flags Entertainment Corp.
4.88%, 7/31/2024
(a)
35,000 35,364
5.50%, 4/15/2027
(a)(b)
30,000 31,062
Six Flags Theme Parks, Inc., 7.00%, 7/01/2025
(a)
15,000 16,178
Specialty Building Products Holdings LLC / Sbp
Finance Corp., 6.38%, 9/30/2026
(a)
20,000 21,073
Speedway Motorsports LLC / Speedway Funding
II, Inc., 4.88%, 11/01/2027
(a)
11,000 11,036
Spirit Loyalty Cayman Ltd. / Spirit Ip Cayman
Ltd., 8.00%, 9/20/2025
(a)
9,400 10,642
SRS Distribution, Inc., 8.25%, 7/01/2026
(a)
49,000 51,422
Staples, Inc.
7.50%, 4/15/2026
(a)
55,000 56,963
10.75%, 4/15/2027
(a)
30,000 31,038
Stars Group Holdings BV / Stars Group US Co.-
Borrower LLC, 7.00%, 7/15/2026
(a)
16,000 16,710
Station Casinos LLC
5.00%, 10/01/2025
(a)
7,000 7,102
4.50%, 2/15/2028
(a)
35,000 35,100
Studio City Finance Ltd.
6.00%, 7/15/2025
(a)
10,000 10,581
6.50%, 1/15/2028
(a)
10,000 10,835
5.00%, 1/15/2029
(a)
35,000 35,690
Suburban Propane Partners LP/Suburban
Energy Finance Corp.
5.50%, 6/01/2024 10,000 10,116
5.75%, 3/01/2025 25,000 25,514
5.88%, 3/01/2027 20,000 20,869
Sugarhouse HSP Gaming Prop Mezz LP /
Sugarhouse HSP Gaming Finance Corp.,
5.88%, 5/15/2025
(a)
15,000 14,662
Superior Plus LP / Superior General Partner,
Inc., 4.50%, 3/15/2029
(a)
20,000 20,423
Taylor Morrison Communities, Inc.
6.63%, 7/15/2027
(a)
15,000 16,257
5.75%, 1/15/2028
(a)
15,000 16,925
Taylor Morrison Communities, Inc. / Taylor
Morrison Holdings II, Inc.
5.88%, 4/15/2023
(a)
10,000 10,738
5.63%, 3/01/2024
(a)
13,000 14,160
Tempur Sealy International, Inc., 5.50%,
6/15/2026 15,000 15,465
Tenneco, Inc., 5.13%, 4/15/2029
(a)
20,000 19,876
Tesla, Inc., 5.30%, 8/15/2025
(a)
70,000 72,538
Titan International, Inc.
6.50%, 11/30/2023 5,000 5,165
7.00%, 4/30/2028
(a)
20,000 20,664
Toll Brothers Finance Corp.
4.38%, 4/15/2023 10,000 10,514
4.88%, 3/15/2027 17,000 19,258
3.80%, 11/01/2029 25,000 26,688
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.2% (continued)
Consumer, Cyclical – 22.6% (continued)
Travel + Leisure Co.
4.25%, 3/01/2022 17,000 17,234
3.90%, 3/01/2023 10,000 10,328
5.65%, 4/01/2024 7,000 7,624
6.60%, 10/01/2025 25,000 28,352
6.63%, 7/31/2026
(a)
23,000 26,356
6.00%, 4/01/2027 11,000 12,314
4.63%, 3/01/2030
(a)
7,000 7,269
TRI Pointe Group, Inc.
5.25%, 6/01/2027 10,000 10,786
5.70%, 6/15/2028 6,000 6,673
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc.,
5.88%, 6/15/2024 15,000 16,725
Under Armour, Inc., 3.25%, 6/15/2026 20,000 20,326
United Airlines Holdings, Inc.
4.25%, 10/01/2022 25,000 25,501
5.00%, 2/01/2024
(b)
10,000 10,288
4.88%, 1/15/2025
(b)
10,000 10,139
United Airlines, Inc.
4.38%, 4/15/2026
(a)
55,000 57,150
4.63%, 4/15/2029
(a)
55,000 57,180
Univar Solutions USA, Inc., 5.13%, 12/01/2027
(a)
15,000 15,675
Vail Resorts, Inc., 6.25%, 5/15/2025
(a)
15,000 15,943
Viking Cruises Ltd.
6.25%, 5/15/2025
(a)
10,000 10,012
13.00%, 5/15/2025
(a)
25,000 29,230
5.88%, 9/15/2027
(a)
30,000 29,402
VOC Escrow Ltd., 5.00%, 2/15/2028
(a)
20,000 20,400
Wabash National Corp., 5.50%, 10/01/2025
(a)
38,000 38,756
White Capital Buyer LLC, 6.88%, 10/15/2028
(a)
20,000 21,230
William Carter Co. (The)
5.50%, 5/15/2025
(a)
15,000 15,869
5.63%, 3/15/2027
(a)
25,000 26,365
Williams Scotsman International, Inc., 4.63%,
8/15/2028
(a)
30,000 30,678
Winnebago Industries, Inc., 6.25%, 7/15/2028
(a)
10,000 10,825
WMG Acquisition Corp.
3.88%, 7/15/2030
(a)
15,000 15,182
3.00%, 2/15/2031
(a)
20,000 18,765
Wolverine Escrow LLC
8.50%, 11/15/2024
(a)
20,000 19,696
9.00%, 11/15/2026
(a)
25,000 24,726
13.13%, 11/15/2027
(a)(b)
30,000 25,397
Wolverine World Wide, Inc., 6.38%,
5/15/2025
(a)
20,000 21,393
Wyndham Hotels & Resorts, Inc., 4.38%,
8/15/2028
(a)
30,000 30,917
Wynn Las Vegas LLC / Wynn Las Vegas Capital
Corp.
4.25%, 5/30/2023
(a)
30,000 30,778
5.50%, 3/01/2025
(a)
40,000 42,610
5.25%, 5/15/2027
(a)
25,000 26,509
Wynn Macau Ltd.
5.50%, 1/15/2026
(a)
95,000 99,600
5.50%, 10/01/2027
(a)
75,000 78,755
5.63%, 8/26/2028
(a)
15,000 15,766
5.13%, 12/15/2029
(a)
70,000 71,283

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.2% (continued)
Consumer, Cyclical – 22.6% (continued)
Wynn Resorts Finance LLC / Wynn Resorts
Capital Corp.
7.75%, 4/15/2025
(a)
30,000 32,385
5.13%, 10/01/2029
(a)
10,000 10,343
Yum! Brands, Inc.
3.88%, 11/01/2023
(b)
17,000 17,908
7.75%, 4/01/2025
(a)
15,000 16,391
4.75%, 1/15/2030
(a)
35,000 37,557
3.63%, 3/15/2031 30,000 29,631
4.63%, 1/31/2032 75,000 78,380
6.88%, 11/15/2037 5,000 6,100
5.35%, 11/01/2043 5,000 5,136
ZF North America Capital, Inc.
4.50%, 4/29/2022
(a)
20,000 20,578
4.75%, 4/29/2025
(a)
27,000 29,125
10,194,027
Consumer, Non-cyclical – 16.2%
Acadia Healthcare Co., Inc.
5.50%, 7/01/2028
(a)
15,000 15,878
5.00%, 4/15/2029
(a)
20,000 20,671
Adapthealth LLC, 6.13%, 8/01/2028
(a)
10,000 10,534
ADT Security Corp. (The)
3.50%, 7/15/2022 35,000 35,825
4.13%, 6/15/2023 3,000 3,144
4.88%, 7/15/2032
(a)
15,000 15,709
Advanz Pharma Corp. Ltd., 8.00%, 9/06/2024 30,000 30,574
Ahern Rentals, Inc., 7.38%, 5/15/2023
(a)
13,000 11,700
AHP Health Partners, Inc., 9.75%, 7/15/2026
(a)
10,000 10,858
Air Methods Corp., 8.00%, 5/15/2025
(a)
15,000 14,190
Akumin, Inc., 7.00%, 11/01/2025
(a)
10,000 10,441
Albertsons Cos., Inc. / Safeway, Inc. / New
Albertsons LP / Albertsons LLC
3.50%, 2/15/2023
(a)
35,000 36,024
5.75%, 3/15/2025
(b)
10,000 10,310
3.25%, 3/15/2026
(a)
20,000 19,957
7.50%, 3/15/2026
(a)
23,000 25,354
4.63%, 1/15/2027
(a)
35,000 36,389
5.88%, 2/15/2028
(a)
30,000 31,963
3.50%, 3/15/2029
(a)
55,000 52,976
4.88%, 2/15/2030
(a)
35,000 36,453
Allied Universal Holdco LLC / Allied Universal
Finance Corp.
6.63%, 7/15/2026
(a)
55,000 58,245
9.75%, 7/15/2027
(a)
28,000 30,810
AMN Healthcare, Inc., 4.63%, 10/01/2027
(a)
15,000 15,544
Aptim Corp., 7.75%, 6/15/2025
(a)
35,000 29,930
APX Group, Inc.
7.88%, 12/01/2022 20,000 20,094
7.63%, 9/01/2023 25,000 25,699
6.75%, 2/15/2027
(a)
20,000 21,538
ASGN, Inc., 4.63%, 5/15/2028
(a)
20,000 20,812
Avantor Funding, Inc., 4.63%, 7/15/2028
(a)
45,000 47,125
Avis Budget Car Rental LLC / Avis Budget
Finance, Inc.
5.25%, 3/15/2025
(a)
7,000 7,128
5.75%, 7/15/2027
(a)(b)
10,000 10,581
Avon Products, Inc.
6.50%, 3/15/2023 13,000 13,926
8.45%, 3/15/2043 5,000 6,387
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.2% (continued)
Consumer, Non-cyclical – 16.2% (continued)
B&G Foods, Inc., 5.25%, 9/15/2027 2,000 2,069
Bausch Health Americas, Inc.
9.25%, 4/01/2026
(a)
63,000 69,779
8.50%, 1/31/2027
(a)
55,000 61,236
Bausch Health Cos., Inc.
7.00%, 3/15/2024
(a)
25,000 25,640
6.13%, 4/15/2025
(a)
100,000 102,220
5.50%, 11/01/2025
(a)
10,000 10,310
9.00%, 12/15/2025
(a)
45,000 48,780
5.75%, 8/15/2027
(a)
15,000 16,106
7.00%, 1/15/2028
(a)
8,000 8,741
5.00%, 1/30/2028
(a)
55,000 55,812
6.25%, 2/15/2029
(a)
25,000 26,444
7.25%, 5/30/2029
(a)
17,000 18,840
5.25%, 1/30/2030
(a)
45,000 45,224
5.25%, 2/15/2031
(a)
40,000 40,053
Brink's Co. (The)
5.50%, 7/15/2025
(a)
20,000 21,200
4.63%, 10/15/2027
(a)
30,000 31,236
Cardtronics, Inc. / Cardtronics USA, Inc., 5.50%,
5/01/2025
(a)
7,000 7,197
Carriage Services, Inc., 6.63%, 6/01/2026
(a)
10,000 10,526
Catalent Pharma Solutions, Inc.
5.00%, 7/15/2027
(a)
20,000 20,988
3.13%, 2/15/2029
(a)
30,000 29,094
Centene Corp.
5.38%, 6/01/2026
(a)
38,000 39,623
5.38%, 8/15/2026
(a)
35,000 36,704
4.25%, 12/15/2027 100,000 104,866
4.63%, 12/15/2029 125,000 135,657
3.38%, 2/15/2030 70,000 70,356
3.00%, 10/15/2030 60,000 59,561
Central Garden & Pet Co.
5.13%, 2/01/2028 5,000 5,299
4.13%, 10/15/2030 30,000 30,934
Charles River Laboratories International, Inc.
4.25%, 5/01/2028
(a)
25,000 26,030
3.75%, 3/15/2029
(a)
25,000 25,439
Chobani LLC / Chobani Finance Corp., Inc.,
7.50%, 4/15/2025
(a)
15,000 15,612
CHS/Community Health Systems, Inc.
8.13%, 6/30/2024
(a)
40,000 41,875
6.63%, 2/15/2025
(a)
30,000 31,662
8.00%, 3/15/2026
(a)
60,000 64,610
5.63%, 3/15/2027
(a)
50,000 52,975
8.00%, 12/15/2027
(a)
55,000 60,520
6.88%, 4/01/2028
(a)(b)
20,000 18,907
6.88%, 4/15/2029
(a)
50,000 52,302
4.75%, 2/15/2031
(a)
25,000 24,800
Cimpress PLC, 7.00%, 6/15/2026
(a)
40,000 42,072
Cooke Omega Investments, Inc. / Alpha Vesselco
Holdings, Inc., 8.50%, 12/15/2022
(a)
10,000 10,281
CoreCivic, Inc.
5.00%, 10/15/2022 10,000 10,514
4.63%, 5/01/2023
(b)
13,000 13,166
4.75%, 10/15/2027
(b)
10,000 9,013
Coty, Inc., 6.50%, 4/15/2026
(a)
20,000 20,112
Darling Ingredients, Inc., 5.25%, 4/15/2027
(a)
8,000 8,405
Davita, Inc., 4.63%, 6/01/2030
(a)
50,000 50,625

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.2% (continued)
Consumer, Non-cyclical – 16.2% (continued)
DaVita, Inc., 3.75%, 2/15/2031
(a)
40,000 38,013
Del Monte Foods, Inc., 11.88%, 5/15/2025
(a)
10,000 11,388
Edgewell Personal Care Co., 5.50%, 6/01/2028
(a)
35,000 37,212
Elanco Animal Health, Inc.
5.27%, 8/28/2023 32,000 34,585
5.90%, 8/28/2028 22,000 24,995
Emergent Biosolutions, Inc., 3.88%,
8/15/2028
(a)
10,000 9,367
Encompass Health Corp.
5.13%, 3/15/2023 4,000 4,017
4.50%, 2/01/2028 35,000 36,261
4.75%, 2/01/2030 35,000 36,826
4.63%, 4/01/2031 25,000 26,538
ENDO Dac / ENDO Finance LLC / ENDO Finco,
Inc.
9.50%, 7/31/2027
(a)
25,000 26,499
6.00%, 6/30/2028
(a)
60,000 45,862
ENDO Luxembourg Finance Co. I Sarl / ENDO
US, Inc., 6.13%, 4/01/2029
(a)
35,000 34,650
Envision Healthcare Corp., 8.75%,
10/15/2026
(a)
5,000 3,642
Fresh Market, Inc. (The), 9.75%, 5/01/2023
(a)
10,000 10,282
Garda World Security Corp.
8.75%, 5/15/2025
(a)
10,000 10,425
4.63%, 2/15/2027
(a)
15,000 15,078
9.50%, 11/01/2027
(a)
15,000 16,518
Gartner, Inc.
4.50%, 7/01/2028
(a)
20,000 21,028
3.75%, 10/01/2030
(a)
25,000 25,061
Global Medical Response, Inc., 6.50%,
10/01/2025
(a)
20,000 20,487
Graham Holdings Co., 5.75%, 6/01/2026
(a)
11,000 11,491
Hadrian Merger Sub, Inc., 8.50%, 5/01/2026
(a)
15,000 15,617
HCA, Inc.
5.88%, 5/01/2023 35,000 38,132
8.36%, 4/15/2024 21,000 24,630
5.38%, 2/01/2025 98,000 109,199
5.88%, 2/15/2026 22,000 25,267
5.38%, 9/01/2026 40,000 45,461
7.05%, 12/01/2027 5,000 6,043
5.63%, 9/01/2028 55,000 64,140
5.88%, 2/01/2029 25,000 29,459
3.50%, 9/01/2030 47,000 48,272
7.50%, 11/15/2095 5,000 6,874
Herbalife Nutrition Ltd. / Hlf Financing, Inc.,
7.88%, 9/01/2025
(a)(b)
30,000 32,630
Herc Holdings, Inc., 5.50%, 7/15/2027
(a)
40,000 42,293
H-Food Holdings LLC / Hearthside Finance Co.,
Inc., 8.50%, 6/01/2026
(a)
15,000 15,451
Hill-Rom Holdings, Inc.
5.00%, 2/15/2025
(a)
25,000 25,655
4.38%, 9/15/2027
(a)
5,000 5,183
Hlf Financing Sarl LLC / Herbalife International,
Inc., 7.25%, 8/15/2026
(a)
15,000 15,673
Hologic, Inc., 3.25%, 2/15/2029
(a)
40,000 39,276
Horizon Therapeutics USA, Inc., 5.50%,
8/01/2027
(a)
37,000 39,599
IHS Markit Ltd., 4.25%, 5/01/2029 25,000 28,372
Ingles Markets, Inc., 5.75%, 6/15/2023 25,000 25,230
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.2% (continued)
Consumer, Non-cyclical – 16.2% (continued)
IQVIA, Inc.
5.00%, 10/15/2026
(a)
25,000 25,866
5.00%, 5/15/2027
(a)
50,000 52,292
Jaguar Holding Co. II / Ppd Development LP
4.63%, 6/15/2025
(a)
10,000 10,515
5.00%, 6/15/2028
(a)
20,000 21,819
JBS Investments II GmbH, 7.00%, 1/15/2026
(a)
46,000 48,938
JBS USA LUX SA / JBS USA Finance, Inc., 6.75%,
2/15/2028
(a)
25,000 27,564
JBS USA LUX SA / JBS USA Food Co. / JBS USA
Finance, Inc.
6.50%, 4/15/2029
(a)
40,000 45,025
5.50%, 1/15/2030
(a)
35,000 38,579
KeHE Distributors LLC / KeHE Finance Corp.,
8.63%, 10/15/2026
(a)
10,000 11,181
Korn Ferry, 4.63%, 12/15/2027
(a)
10,000 10,410
Kraft Heinz Foods Co.
4.00%, 6/15/2023 20,000 21,479
3.00%, 6/01/2026 31,000 32,693
3.88%, 5/15/2027 30,000 32,650
4.63%, 1/30/2029 45,000 50,758
3.75%, 4/01/2030 25,000 26,711
4.25%, 3/01/2031 10,000 11,021
6.75%, 3/15/2032 11,000 14,423
5.00%, 7/15/2035 40,000 46,644
6.88%, 1/26/2039 33,000 45,285
7.13%, 8/01/2039
(a)
35,000 49,542
4.63%, 10/01/2039 20,000 22,286
6.50%, 2/09/2040 30,000 39,785
5.00%, 6/04/2042 80,000 92,182
5.20%, 7/15/2045 55,000 65,100
4.38%, 6/01/2046 110,000 117,827
4.88%, 10/01/2049 90,000 103,275
5.50%, 6/01/2050 40,000 49,482
Kronos Acquisition Holdings, Inc. / Kik Custom
Products, Inc.
5.00%, 12/31/2026
(a)(b)
15,000 15,132
7.00%, 12/31/2027
(a)
15,000 14,550
Lamb Weston Holdings, Inc.
4.63%, 11/01/2024
(a)
45,000 46,675
4.88%, 11/01/2026
(a)
25,000 25,956
4.88%, 5/15/2028
(a)
25,000 27,523
Legacy LifePoint Health LLC
6.75%, 4/15/2025
(a)
35,000 37,330
4.38%, 2/15/2027
(a)
30,000 30,040
LifePoint Health, Inc., 5.38%, 1/15/2029
(a)
35,000 34,992
Magellan Health, Inc., 4.90%, 9/22/2024 11,000 12,027
MEDNAX, Inc., 6.25%, 1/15/2027
(a)
32,000 34,020
Midas Intermediate Holdco II LLC / Midas
Intermediate Holdco II Finance, Inc., 7.88%,
10/01/2022
(a)
10,000 9,812
Modivcare, Inc., 5.88%, 11/15/2025
(a)
10,000 10,627
Molina Healthcare, Inc.
5.38%, 11/15/2022 25,000 26,294
4.38%, 6/15/2028
(a)
35,000 36,142
Mph Acquisition Holdings LLC, 5.75%,
11/01/2028
(a)(b)
45,000 44,344
Nielsen Co. Luxembourg Sarl (The), 5.00%,
2/01/2025
(a)(b)
18,000 18,471

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.2% (continued)
Consumer, Non-cyclical – 16.2% (continued)
Nielsen Finance LLC / Nielsen Finance Co.
5.63%, 10/01/2028
(a)
45,000 47,981
5.88%, 10/01/2030
(a)
20,000 21,869
North Queensland Export Terminal Pty Ltd.,
4.45%, 12/15/2022
(a)
21,000 19,840
Organon Finance 1 LLC, 5.13%, 4/30/2031
(a)
100,000 103,885
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical
Diagnostics SA
7.38%, 6/01/2025
(a)
6,000 6,464
7.25%, 2/01/2028
(a)
13,000 14,253
Owens & Minor, Inc., 4.50%, 3/31/2029
(a)
15,000 15,154
P&l Development LLC / Pld Finance Corp.,
7.75%, 11/15/2025
(a)
10,000 10,681
Par Pharmaceutical, Inc., 7.50%, 4/01/2027
(a)
41,000 43,133
Pilgrim's Pride Corp., 5.88%, 9/30/2027
(a)
20,000 21,285
Post Holdings, Inc.
5.75%, 3/01/2027
(a)
20,000 20,958
5.63%, 1/15/2028
(a)
40,000 42,241
5.50%, 12/15/2029
(a)
20,000 21,529
4.63%, 4/15/2030
(a)
50,000 50,471
4.50%, 9/15/2031
(a)
75,000 74,471
Prestige Brands, Inc., 3.75%, 4/01/2031
(a)
25,000 23,980
Prime Healthcare Services, Inc., 7.25%,
11/01/2025
(a)
20,000 21,509
Prime Security Services Borrower LLC / Prime
Finance, Inc.
5.25%, 4/15/2024
(a)
40,000 42,715
5.75%, 4/15/2026
(a)
40,000 43,748
3.38%, 8/31/2027
(a)
30,000 28,956
6.25%, 1/15/2028
(a)
35,000 36,727
Quad/Graphics, Inc., 7.00%, 5/01/2022
(b)
10,000 9,903
Radiology Partners, Inc., 9.25%, 2/01/2028
(a)
20,000 21,929
RegionalCare Hospital Partners Holdings, Inc. /
LifePoint Health, Inc., 9.75%, 12/01/2026
(a)
26,000 28,153
Ritchie Bros Auctioneers, Inc., 5.38%,
1/15/2025
(a)
17,000 17,478
Rp Escrow Issuer LLC, 5.25%, 12/15/2025
(a)
35,000 36,408
RR Donnelley & Sons Co., 6.13%, 11/01/2026
(a)
40,000 41,413
Sabre GLBL, Inc.
9.25%, 4/15/2025
(a)
25,000 29,962
7.38%, 9/01/2025
(a)
75,000 81,622
Safeway, Inc., 7.25%, 2/01/2031 50,000 58,225
Select Medical Corp., 6.25%, 8/15/2026
(a)
86,000 91,454
Service Corp. International
4.63%, 12/15/2027 20,000 21,220
5.13%, 6/01/2029 23,000 24,813
3.38%, 8/15/2030 45,000 43,547
Shift4 Payments LLC / Shift4 Payments Finance
Sub, Inc., 4.63%, 11/01/2026
(a)
10,000 10,421
Simmons Foods, Inc./Simmons Prepared Foods,
Inc./Simmons Pet Food, Inc./Simmons Feed,
4.63%, 3/01/2029
(a)
40,000 40,302
Sotheby's, 7.38%, 10/15/2027
(a)
20,000 21,531
Spectrum Brands, Inc.
5.75%, 7/15/2025 35,000 36,020
5.50%, 7/15/2030
(a)
10,000 10,783
Surgery Center Holdings, Inc.
6.75%, 7/01/2025
(a)
10,000 10,185
10.00%, 4/15/2027
(a)(b)
15,000 16,438
Syneos Health, Inc., 3.63%, 1/15/2029
(a)
15,000 14,699
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.2% (continued)
Consumer, Non-cyclical – 16.2% (continued)
Team Health Holdings, Inc., 6.38%, 2/01/2025
(a)
(b)
20,000 17,693
Teleflex, Inc.
4.88%, 6/01/2026 16,000 16,408
4.63%, 11/15/2027 20,000 21,258
4.25%, 6/01/2028
(a)
15,000 15,471
Tenet Healthcare Corp.
6.75%, 6/15/2023 51,000 55,682
4.63%, 7/15/2024 22,000 22,337
4.63%, 9/01/2024
(a)
15,000 15,425
5.13%, 5/01/2025 40,000 40,500
4.88%, 1/01/2026
(a)
60,000 62,326
6.25%, 2/01/2027
(a)
40,000 41,940
5.13%, 11/01/2027
(a)
27,000 28,378
4.63%, 6/15/2028
(a)
15,000 15,488
6.13%, 10/01/2028
(a)
50,000 52,653
TreeHouse Foods, Inc., 4.00%, 9/01/2028 15,000 14,924
United Rentals North America, Inc.
5.50%, 5/15/2027 19,000 20,253
4.88%, 1/15/2028 50,000 52,920
5.25%, 1/15/2030 20,000 21,866
4.00%, 7/15/2030 20,000 20,409
3.88%, 2/15/2031 25,000 25,175
US Foods, Inc., 6.25%, 4/15/2025
(a)
35,000 37,217
US Renal Care, Inc., 10.63%, 7/15/2027
(a)
15,000 15,858
Vector Group Ltd., 10.50%, 11/01/2026
(a)
65,000 68,918
Verscend Escrow Corp., 9.75%, 8/15/2026
(a)
60,000 63,908
7,295,495
Diversified – 0.1%
Stena International SA, 6.13%, 2/01/2025
(a)
23,000 23,390
23,390
Energy – 12.1%
Aethon United Br LP / Aethon United Finance
Corp., 8.25%, 2/15/2026
(a)
25,000 26,506
AI Candelaria Spain SLU, 7.50%, 12/15/2028
(a)
11,000 12,596
Alliance Resource Operating Partners LP /
Alliance Resource Finance Corp., 7.50%,
5/01/2025
(a)
10,000 9,469
Antero Midstream Partners LP / Antero
Midstream Finance Corp.
5.38%, 9/15/2024 15,000 15,258
7.88%, 5/15/2026
(a)
20,000 21,789
5.75%, 3/01/2027
(a)
20,000 20,210
5.75%, 1/15/2028
(a)
20,000 20,365
Antero Resources Corp.
5.00%, 3/01/2025
(b)
20,000 20,296
8.38%, 7/15/2026
(a)
20,000 22,454
7.63%, 2/01/2029
(a)
10,000 10,831
Apache Corp.
4.63%, 11/15/2025
(b)
10,000 10,561
4.88%, 11/15/2027 15,000 15,820
4.38%, 10/15/2028 25,000 25,478
4.25%, 1/15/2030
(b)
55,000 55,177
6.00%, 1/15/2037 20,000 22,541
5.10%, 9/01/2040 35,000 35,922
5.25%, 2/01/2042 25,000 26,021
4.25%, 1/15/2044 15,000 14,043
7.38%, 8/15/2047 25,000 27,982
5.35%, 7/01/2049 30,000 30,427

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.2% (continued)
Energy – 12.1% (continued)
Archrock Partners LP / Archrock Partners
Finance Corp.
6.88%, 4/01/2027
(a)
10,000 10,625
6.25%, 4/01/2028
(a)
30,000 31,375
Ascent Resources Utica Holdings LLC / ARU
Finance Corp., 7.00%, 11/01/2026
(a)
20,000 20,243
Baytex Energy Corp.
5.63%, 6/01/2024
(a)
5,000 4,699
8.75%, 4/01/2027
(a)
15,000 13,950
Blue Racer Midstream LLC / Blue Racer Finance
Corp.
7.63%, 12/15/2025
(a)
15,000 16,206
6.63%, 7/15/2026
(a)
10,000 10,331
Buckeye Partners LP
4.15%, 7/01/2023 30,000 31,075
4.35%, 10/15/2024 5,000 5,223
4.13%, 3/01/2025
(a)
30,000 30,911
3.95%, 12/01/2026 16,000 16,075
4.13%, 12/01/2027 10,000 9,923
4.50%, 3/01/2028
(a)
15,000 15,074
5.85%, 11/15/2043 16,000 15,789
5.60%, 10/15/2044 15,000 14,464
6.38%, 1/22/2078 30,000 24,792
California Resources Corp., 7.13%, 2/01/2026
(a)
15,000 15,363
Calumet Specialty Products Partners LP /
Calumet Finance Corp.
7.75%, 4/15/2023 15,000 14,978
9.25%, 7/15/2024
(a)
5,000 5,524
11.00%, 4/15/2025
(a)
30,000 32,666
Centennial Resource Production LLC, 6.88%,
4/01/2027
(a)(b)
10,000 9,419
Cheniere Energy Partners LP
5.63%, 10/01/2026 31,000 32,317
4.50%, 10/01/2029 45,000 46,955
Cheniere Energy, Inc., 4.63%, 10/15/2028
(a)
55,000 57,345
CNX Midstream Partners LP / CNX Midstream
Finance Corp., 6.50%, 3/15/2026
(a)
15,000 15,542
Comstock Resources, Inc.
7.50%, 5/15/2025
(a)
6,000 6,224
6.75%, 3/01/2029
(a)
15,000 15,324
Continental Resources, Inc.
4.50%, 4/15/2023 18,000 18,866
3.80%, 6/01/2024 25,000 26,183
4.38%, 1/15/2028
(b)
20,000 21,744
5.75%, 1/15/2031
(a)
45,000 52,204
4.90%, 6/01/2044 25,000 26,266
Crestwood Midstream Partners LP / Crestwood
Midstream Finance Corp.
5.75%, 4/01/2025 15,000 15,386
5.63%, 5/01/2027
(a)
20,000 20,453
6.00%, 2/01/2029
(a)
35,000 36,163
CrownRock LP / CrownRock Finance, Inc.,
5.63%, 10/15/2025
(a)
35,000 36,227
CVR Energy, Inc.
5.25%, 2/15/2025
(a)
10,000 10,048
5.75%, 2/15/2028
(a)(b)
5,000 5,070
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.2% (continued)
Energy – 12.1% (continued)
DCP Midstream Operating LP
5.63%, 7/15/2027 10,000 10,932
5.13%, 5/15/2029 20,000 21,460
6.45%, 11/03/2036
(a)
15,000 16,926
6.75%, 9/15/2037
(a)
15,000 17,378
5.85%, 5/21/2043
(a)
15,000 13,650
Delek Logistics Partners LP / Delek Logistics
Finance Corp., 6.75%, 5/15/2025 18,000 18,287
Double Eagle III Midco 1 LLC / Double Eagle
Finance Corp., 7.75%, 12/15/2025
(a)
15,000 16,967
Endeavor Energy Resources LP / EER Finance,
Inc.
6.63%, 7/15/2025
(a)
5,000 5,327
5.50%, 1/30/2026
(a)
20,000 20,707
5.75%, 1/30/2028
(a)
30,000 32,014
EnLink Midstream LLC, 5.38%, 6/01/2029 5,000 5,002
EnLink Midstream Partners LP
4.40%, 4/01/2024 10,000 10,260
4.15%, 6/01/2025 15,000 15,133
4.85%, 7/15/2026 5,000 5,030
5.45%, 6/01/2047 20,000 17,001
Ensign Drilling, Inc., 9.25%, 4/15/2024
(a)
15,000 12,088
Enviva Partners LP / Enviva Partners Finance
Corp., 6.50%, 1/15/2026
(a)
15,000 15,730
EQM Midstream Partners LP
4.75%, 7/15/2023 16,000 16,752
4.00%, 8/01/2024 30,000 30,675
6.00%, 7/01/2025
(a)
20,000 21,836
4.13%, 12/01/2026 10,000 10,116
6.50%, 7/01/2027
(a)
25,000 27,588
5.50%, 7/15/2028 15,000 15,937
EQT Corp.
3.00%, 10/01/2022
(b)
8,000 8,136
7.63%, 2/01/2025 30,000 34,527
3.90%, 10/01/2027
(b)
45,000 46,898
8.50%, 2/01/2030 25,000 31,969
Exterran Energy Solutions LP / Ees Finance
Corp., 8.13%, 5/01/2025 5,000 4,517
Genesis Energy LP / Genesis Energy Finance
Corp.
5.63%, 6/15/2024 28,000 28,000
6.50%, 10/01/2025 13,000 13,051
6.25%, 5/15/2026 15,000 14,716
8.00%, 1/15/2027 20,000 20,606
7.75%, 2/01/2028 24,000 24,231
Global Partners LP / GLP Finance Corp., 7.00%,
8/01/2027 10,000 10,669
Harvest Midstream I LP, 7.50%, 9/01/2028
(a)
20,000 21,576
Hess Midstream Operations LP
5.63%, 2/15/2026
(a)
5,000 5,190
5.13%, 6/15/2028
(a)
20,000 20,702
Hilcorp Energy I LP / Hilcorp Finance Co.
6.25%, 11/01/2028
(a)
35,000 36,392
5.75%, 2/01/2029
(a)
15,000 15,310
6.00%, 2/01/2031
(a)
20,000 20,737
Holly Energy Partners LP / Holly Energy Finance
Corp., 5.00%, 2/01/2028
(a)
30,000 30,984
Indigo Natural Resources LLC, 5.38%,
2/01/2029
(a)
20,000 19,848

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.2% (continued)
Energy – 12.1% (continued)
Ithaca Energy North Sea PLC, 9.38%,
7/15/2024
(a)
15,000 15,015
Laredo Petroleum, Inc.
9.50%, 1/15/2025 15,000 15,453
10.13%, 1/15/2028 25,000 25,745
Magnolia Oil & Gas Operating LLC / Magnolia Oil
& Gas Finance Corp., 6.00%, 8/01/2026
(a)
10,000 10,308
Matador Resources Co., 5.88%, 9/15/2026
(b)
30,000 29,909
Meg Energy Corp., 5.88%, 2/01/2029
(a)
20,000 20,509
MEG Energy Corp.
6.50%, 1/15/2025
(a)
10,000 10,342
7.13%, 2/01/2027
(a)
27,000 28,828
Moss Creek Resources Holdings, Inc.
7.50%, 1/15/2026
(a)
40,000 35,776
10.50%, 5/15/2027
(a)
10,000 9,438
Murphy Oil Corp.
6.88%, 8/15/2024
(b)
10,000 10,262
5.75%, 8/15/2025 12,000 12,278
5.88%, 12/01/2027 15,000 15,079
6.38%, 7/15/2028 35,000 35,527
6.38%, 12/01/2042 5,000 4,688
Nabors Industries Ltd.
7.25%, 1/15/2026
(a)
35,000 31,250
7.50%, 1/15/2028
(a)
15,000 13,070
Nabors Industries, Inc.
5.75%, 2/01/2025 15,000 12,385
9.00%, 2/01/2025
(a)
5,000 5,175
Natural Resource Partners LP / NRP Finance
Corp., 9.13%, 6/30/2025
(a)
27,000 25,760
Neptune Energy Bondco PLC, 6.63%,
5/15/2025
(a)
20,000 20,306
New Fortress Energy, Inc.
6.75%, 9/15/2025
(a)
40,000 41,418
6.50%, 9/30/2026
(a)
50,000 50,976
NGL Energy Operating LLC / NGL Energy
Finance Corp., 7.50%, 2/01/2026
(a)
55,000 57,815
NGL Energy Partners LP / NGL Energy Finance
Corp.
7.50%, 11/01/2023 15,000 14,653
6.13%, 3/01/2025
(b)
10,000 8,882
7.50%, 4/15/2026
(b)
15,000 13,384
Northriver Midstream Finance LP, 5.63%,
2/15/2026
(a)
15,000 15,475
Nustar Logistics LP
5.75%, 10/01/2025 15,000 16,145
6.38%, 10/01/2030 20,000 22,022
NuStar Logistics LP
4.75%, 2/01/2022 7,000 7,104
6.00%, 6/01/2026 30,000 32,495
5.63%, 4/28/2027 30,000 31,662
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.2% (continued)
Energy – 12.1% (continued)
Occidental Petroleum Corp.
2.70%, 2/15/2023 48,000 48,280
6.95%, 7/01/2024 30,000 33,420
2.90%, 8/15/2024 95,000 94,777
3.50%, 6/15/2025 35,000 35,111
8.00%, 7/15/2025
(b)
15,000 17,508
5.55%, 3/15/2026 20,000 21,477
3.40%, 4/15/2026 35,000 34,637
3.20%, 8/15/2026 45,000 43,948
3.00%, 2/15/2027 20,000 19,119
8.50%, 7/15/2027 15,000 18,313
7.15%, 5/15/2028 5,000 5,441
6.38%, 9/01/2028 15,000 16,830
3.50%, 8/15/2029 60,000 57,335
8.88%, 7/15/2030 35,000 45,026
6.63%, 9/01/2030 50,000 57,087
6.13%, 1/01/2031
(b)
30,000 33,439
7.50%, 5/01/2031 25,000 29,757
7.88%, 9/15/2031 20,000 24,353
6.45%, 9/15/2036 50,000 56,926
7.95%, 6/15/2039 13,000 15,865
4.30%, 8/15/2039 10,000 8,835
6.20%, 3/15/2040 20,000 21,217
4.50%, 7/15/2044 15,000 13,407
6.60%, 3/15/2046 35,000 38,853
4.40%, 4/15/2046 35,000 30,930
4.20%, 3/15/2048 15,000 12,643
4.40%, 8/15/2049 20,000 17,410
Oceaneering International, Inc.
4.65%, 11/15/2024 5,000 4,880
6.00%, 2/01/2028
(b)
5,000 4,884
Ovintiv Exploration, Inc.
5.63%, 7/01/2024 70,000 77,995
5.38%, 1/01/2026 38,000 42,572
Ovintiv, Inc.
8.13%, 9/15/2030 10,000 13,417
7.20%, 11/01/2031 15,000 19,523
7.38%, 11/01/2031 20,000 26,401
6.50%, 8/15/2034 20,000 25,498
6.63%, 8/15/2037 10,000 12,613
6.50%, 2/01/2038 10,000 12,670
5.15%, 11/15/2041 5,000 5,261
Par Petroleum LLC / Par Petroleum Finance
Corp., 7.75%, 12/15/2025
(a)
10,000 10,139
Parkland Corp./Canada, 5.88%, 7/15/2027
(a)
20,000 21,301
Patterson-UTI Energy, Inc.
3.95%, 2/01/2028 15,000 14,312
5.15%, 11/15/2029 26,000 26,204
PBF Holding Co. LLC / PBF Finance Corp.
9.25%, 5/15/2025
(a)
35,000 36,658
7.25%, 6/15/2025 5,000 4,260
6.00%, 2/15/2028 30,000 22,694
PBF Logistics LP / PBF Logistics Finance Corp.,
6.88%, 5/15/2023 20,000 19,989
PDC Energy, Inc.
6.13%, 9/15/2024 10,000 10,253
5.75%, 5/15/2026 21,000 21,828
Peabody Energy Corp., 6.38%, 3/31/2025
(a)
50,000 21,254

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.2% (continued)
Energy – 12.1% (continued)
Precision Drilling Corp.
7.75%, 12/15/2023 5,000 5,028
5.25%, 11/15/2024 5,000 4,802
7.13%, 1/15/2026
(a)
25,000 24,750
Range Resources Corp.
5.00%, 3/15/2023 7,000 7,157
4.88%, 5/15/2025
(b)
15,000 14,923
9.25%, 2/01/2026 30,000 32,926
8.25%, 1/15/2029
(a)
15,000 16,274
Rattler Midstream LP, 5.63%, 7/15/2025
(a)
15,000 15,784
Rockies Express Pipeline LLC
3.60%, 5/15/2025
(a)
40,000 39,812
4.95%, 7/15/2029
(a)
30,000 30,635
4.80%, 5/15/2030
(a)
15,000 14,840
7.50%, 7/15/2038
(a)
5,000 5,564
6.88%, 4/15/2040
(a)
30,000 32,320
Ruby Pipeline LLC, 8.00%, 4/01/2022
(a)(b)
2,303 1,967
Seven Generations Energy Ltd., 6.75%,
5/01/2023
(a)
15,000 15,000
SM Energy Co.
5.00%, 1/15/2024
(b)
5,000 4,798
10.00%, 1/15/2025
(a)(b)
10,000 11,374
5.63%, 6/01/2025 10,000 9,549
6.75%, 9/15/2026
(b)
5,000 4,850
6.63%, 1/15/2027
(b)
10,000 9,658
Southeast Supply Header LLC, 4.25%,
6/15/2024
(a)
50,000 50,015
Southwestern Energy Co.
4.10%, 3/15/2022 10,000 10,068
6.45%, 1/23/2025 6,000 6,479
7.50%, 4/01/2026
(b)
17,000 17,983
Suncoke Energy Partners LP / Suncoke Energy
Partners Finance Corp., 7.50%, 6/15/2025
(a)
15,000 15,616
Sunoco LP / Sunoco Finance Corp.
5.50%, 2/15/2026 15,000 15,469
6.00%, 4/15/2027 15,000 15,757
5.88%, 3/15/2028 16,000 16,935
4.50%, 5/15/2029
(a)
25,000 25,200
Tallgrass Energy Partners LP / Tallgrass Energy
Finance Corp.
5.50%, 9/15/2024
(a)
26,000 26,561
7.50%, 10/01/2025
(a)
20,000 21,826
6.00%, 3/01/2027
(a)
20,000 20,300
5.50%, 1/15/2028
(a)
20,000 19,843
6.00%, 12/31/2030
(a)
20,000 20,073
Talos Production, Inc., 12.00%, 1/15/2026
(a)
20,000 20,032
Targa Resources Partners LP / Targa Resources
Partners Finance Corp.
4.25%, 11/15/2023 20,000 20,024
5.88%, 4/15/2026 10,000 10,472
5.38%, 2/01/2027 20,000 20,826
6.50%, 7/15/2027 20,000 21,763
5.00%, 1/15/2028 35,000 36,838
6.88%, 1/15/2029 34,000 38,116
5.50%, 3/01/2030 25,000 27,056
4.88%, 2/01/2031
(a)
30,000 31,396
4.00%, 1/15/2032
(a)
30,000 29,470
Technipfmc PLC, 6.50%, 2/01/2026
(a)
30,000 31,874
Terraform Power Operating LLC, 4.25%,
1/31/2023
(a)
10,000 10,286
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.2% (continued)
Energy – 12.1% (continued)
TerraForm Power Operating LLC
5.00%, 1/31/2028
(a)
30,000 32,284
4.75%, 1/15/2030
(a)
17,000 17,714
TransMontaigne Partners LP / TLP Finance
Corp., 6.13%, 2/15/2026 16,000 16,120
Transocean Guardian Ltd., 5.88%, 1/15/2024
(a)
25,013 23,443
Transocean Pontus Ltd., 6.13%, 8/01/2025
(a)
10,875 10,532
Transocean Poseidon Ltd., 6.88%, 2/01/2027
(a)
35,000 33,119
Transocean, Inc., 11.50%, 1/30/2027
(a)
39,000 37,722
USA Compression Partners LP / USA
Compression Finance Corp.
6.88%, 4/01/2026 37,000 38,784
6.88%, 9/01/2027 5,000 5,257
Vantage Drilling International, 9.25%,
11/15/2023
(a)
5,000 4,067
Viper Energy Partners LP, 5.38%, 11/01/2027
(a)
15,000 15,706
W&T Offshore, Inc., 9.75%, 11/01/2023
(a)
35,000 30,926
Weatherford International Ltd., 11.00%,
12/01/2024
(a)
65,000 64,014
Western Midstream Operating LP
4.00%, 7/01/2022 20,000 20,465
4.35%, 2/01/2025 22,000 23,265
3.95%, 6/01/2025 15,000 15,656
4.65%, 7/01/2026 12,000 12,861
4.50%, 3/01/2028 15,000 15,996
4.75%, 8/15/2028 15,000 16,153
5.30%, 2/01/2030 40,000 43,627
5.45%, 4/01/2044 30,000 31,599
5.30%, 3/01/2048 20,000 20,587
5.50%, 8/15/2048 10,000 10,287
6.50%, 2/01/2050 10,000 11,308
5,459,088
Financial – 9.6%
Acrisure LLC / Acrisure Finance, Inc.
7.00%, 11/15/2025
(a)
40,000 41,135
10.13%, 8/01/2026
(a)
20,000 22,890
Advisor Group Holdings, Inc., 10.75%,
8/01/2027
(a)
15,000 16,666
Aercap Holdings NV, 5.88%, 10/10/2079 50,000 52,127
AG Issuer LLC, 6.25%, 3/01/2028
(a)
10,000 10,353
Alliant Holdings Intermediate LLC / Alliant
Holdings Co.-Issuer
4.25%, 10/15/2027
(a)
25,000 25,276
6.75%, 10/15/2027
(a)
45,000 47,342
Ally Financial, Inc., 5.75%, 11/20/2025 32,000 36,639
AmWINS Group, Inc., 7.75%, 7/01/2026
(a)
30,000 31,951
ASG Finance Designated Activity Co., 7.88%,
12/03/2024
(a)
15,000 14,396
Assuredpartners, Inc.
7.00%, 8/15/2025
(a)
15,000 15,395
5.63%, 1/15/2029
(a)
15,000 15,201
Barclays Bank PLC, 6.86%
(a)(e)
5,000 6,883
Brookfield Property REIT, Inc. / BPR Cumulus
LLC / BPR Nimbus LLC / GGSI Sellco LLC,
5.75%, 5/15/2026
(a)
25,000 26,121

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.2% (continued)
Financial – 9.6% (continued)
CIT Group, Inc.
5.00%, 8/01/2023 11,000 11,950
4.75%, 2/16/2024 13,000 14,164
3.93%, 6/19/2024 20,000 21,166
5.25%, 3/07/2025 15,000 16,922
6.13%, 3/09/2028 15,000 18,250
Cng Holdings, Inc., 12.50%, 6/15/2024
(a)
10,000 9,538
Commerzbank AG, 8.13%, 9/19/2023
(a)
25,000 28,653
Credit Acceptance Corp.
5.13%, 12/31/2024
(a)
23,000 23,763
6.63%, 3/15/2026 12,000 12,666
CTR Partnership LP / Caretrust Capital Corp.,
5.25%, 6/01/2025 10,000 10,287
Curo Group Holdings Corp., 8.25%, 9/01/2025
(a)
16,000 16,382
Cushman & Wakefield US Borrower LLC, 6.75%,
5/15/2028
(a)
20,000 21,417
Deutsche Bank AG
4.50%, 4/01/2025 50,000 53,955
4.30%, 5/24/2028 80,000 83,145
Diversified Healthcare Trust
9.75%, 6/15/2025 25,000 28,063
4.75%, 2/15/2028 5,000 5,030
Enova International, Inc.
8.50%, 9/01/2024
(a)
8,000 8,241
8.50%, 9/15/2025
(a)
12,000 12,544
EPR Properties
5.25%, 7/15/2023 5,000 5,215
4.50%, 4/01/2025 25,000 26,278
4.75%, 12/15/2026 5,000 5,252
4.50%, 6/01/2027 30,000 30,831
4.95%, 4/15/2028 25,000 26,076
3.75%, 8/15/2029 35,000 34,161
ESH Hospitality, Inc.
5.25%, 5/01/2025
(a)
30,000 30,605
4.63%, 10/01/2027
(a)
35,000 37,100
Fairstone Financial, Inc., 7.88%, 7/15/2024
(a)
26,000 27,244
FelCor Lodging LP, 6.00%, 6/01/2025 10,000 10,230
Finance of America Funding LLC, 7.88%,
11/15/2025
(a)
10,000 10,348
Five Point Operating Co. LP / Five Point Capital
Corp., 7.88%, 11/15/2025
(a)
12,000 12,690
Freedom Mortgage Corp.
8.13%, 11/15/2024
(a)
15,000 15,520
8.25%, 4/15/2025
(a)
35,000 36,296
7.63%, 5/01/2026
(a)
20,000 20,853
FS Energy & Power Fund, 7.50%, 8/15/2023
(a)
12,000 12,191
Genworth Holdings, Inc.
4.90%, 8/15/2023 13,000 12,926
Series ., 4.80%, 2/15/2024
(b)
10,000 9,833
6.50%, 6/15/2034 10,000 9,957
Genworth Mortgage Holdings, Inc., 6.50%,
8/15/2025
(a)
25,000 27,140
GEO Group, Inc. (The)
5.13%, 4/01/2023 5,000 4,568
5.88%, 10/15/2024
(b)
20,000 16,081
6.00%, 4/15/2026
(b)
10,000 6,898
Global Aircraft Leasing Co. Ltd., 6.50%,
9/15/2024
(a)(c)
49,835 49,494
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.2% (continued)
Financial – 9.6% (continued)
Global NET Lease, Inc. / Global NET
Lease Operating Partnership LP, 3.75%,
12/15/2027
(a)
10,000 9,888
Goeasy Ltd., 5.38%, 12/01/2024
(a)
15,000 15,598
Greystar Real Estate Partners LLC, 5.75%,
12/01/2025
(a)
20,000 20,635
GTCR AP Finance, Inc., 8.00%, 5/15/2027
(a)
30,000 31,968
HAT Holdings I LLC / HAT Holdings II LLC
5.25%, 7/15/2024
(a)
25,000 25,842
6.00%, 4/15/2025
(a)
40,000 42,366
Home Point Capital, Inc., 5.00%, 2/01/2026
(a)
15,000 14,766
Howard Hughes Corp. (The)
5.38%, 8/01/2028
(a)
26,000 27,498
4.13%, 2/01/2029
(a)
25,000 24,750
4.38%, 2/01/2031
(a)
20,000 19,842
HUB International Ltd., 7.00%, 5/01/2026
(a)
32,000 33,167
Icahn Enterprises LP / Icahn Enterprises
Finance Corp.
4.75%, 9/15/2024 85,000 89,039
6.38%, 12/15/2025 25,000 25,853
6.25%, 5/15/2026 85,000 89,701
5.25%, 5/15/2027 25,000 25,594
5.25%, 5/15/2027
(a)
90,000 92,138
Intesa Sanpaolo SpA
5.02%, 6/26/2024
(a)
51,000 55,373
5.71%, 1/15/2026
(a)
35,000 39,423
Iron Mountain, Inc.
4.88%, 9/15/2027
(a)
21,000 21,829
5.25%, 3/15/2028
(a)
20,000 20,974
5.00%, 7/15/2028
(a)
30,000 31,051
4.88%, 9/15/2029
(a)
21,000 21,446
5.25%, 7/15/2030
(a)
55,000 57,104
4.50%, 2/15/2031
(a)
50,000 49,827
5.63%, 7/15/2032
(a)
15,000 15,837
iStar, Inc.
4.25%, 8/01/2025 12,000 12,194
5.50%, 2/15/2026 10,000 10,373
Kennedy-Wilson, Inc., 5.00%, 3/01/2031 15,000 15,518
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp.
5.25%, 3/15/2022
(a)
19,000 19,081
5.25%, 10/01/2025
(a)
15,000 15,201
4.25%, 2/01/2027
(a)
15,000 14,689
LD Holdings Group LLC
6.50%, 11/01/2025
(a)
10,000 10,563
6.13%, 4/01/2028
(a)
150,000 150,578
LPL Holdings, Inc., 4.63%, 11/15/2027
(a)
11,000 11,512
Mack-Cali Realty LP, 4.50%, 4/18/2022 5,000 5,033
MGIC Investment Corp., 5.25%, 8/15/2028 15,000 15,858
MGM Growth Properties Operating Partnership
LP / MGP Finance Co.-Issuer, Inc.
5.63%, 5/01/2024 24,000 25,881
4.63%, 6/15/2025
(a)
20,000 21,303
4.50%, 9/01/2026 20,000 21,164
5.75%, 2/01/2027 20,000 22,332
3.88%, 2/15/2029
(a)
20,000 20,269

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.2% (continued)
Financial – 9.6% (continued)
MPT Operating Partnership LP / MPT Finance
Corp.
5.25%, 8/01/2026 18,000 18,564
5.00%, 10/15/2027 46,000 48,507
4.63%, 8/01/2029 25,000 26,469
3.50%, 3/15/2031 30,000 29,918
Nationstar Mortgage Holdings, Inc.
6.00%, 1/15/2027
(a)
10,000 10,449
5.13%, 12/15/2030
(a)
20,000 19,788
Navient Corp.
6.50%, 6/15/2022 60,000 62,991
5.50%, 1/25/2023 4,000 4,186
7.25%, 9/25/2023 15,000 16,298
6.13%, 3/25/2024 8,000 8,450
5.88%, 10/25/2024 18,000 19,009
5.63%, 8/01/2033 8,000 7,498
New Residential Investment Corp., 6.25%,
10/15/2025
(a)
15,000 15,247
Newmark Group, Inc., 6.13%, 11/15/2023 26,000 28,404
NFP Corp., 6.88%, 8/15/2028
(a)
50,000 52,423
OneMain Finance Corp.
6.13%, 5/15/2022 30,000 31,432
5.63%, 3/15/2023 30,000 32,044
8.25%, 10/01/2023 6,000 6,831
6.13%, 3/15/2024 30,000 32,407
6.88%, 3/15/2025 31,000 35,214
8.88%, 6/01/2025 30,000 33,244
7.13%, 3/15/2026 35,000 40,883
6.63%, 1/15/2028 10,000 11,438
5.38%, 11/15/2029 17,000 18,347
4.00%, 9/15/2030 25,000 24,187
Oxford Finance LLC / Oxford Finance Co.-Issuer
II, Inc., 6.38%, 12/15/2022
(a)
10,000 10,154
Park Intermediate Holdings LLC / PK Domestic
Property LLC / PK Finance Co.-Issuer
7.50%, 6/01/2025
(a)
15,000 16,306
5.88%, 10/01/2028
(a)
20,000 21,220
Pennymac Financial Services, Inc., 5.38%,
10/15/2025
(a)
16,000 16,861
PHH Mortgage Corp., 7.88%, 3/15/2026
(a)(b)
10,000 10,167
Provident Financing Trust I, 7.41%, 3/15/2038 20,000 23,184
Provident Funding Associates LP / Pfg Finance
Corp., 6.38%, 6/15/2025
(a)
15,000 15,082
Quicken Loans LLC / Quicken Loans Co.-Issuer,
Inc., 3.88%, 3/01/2031
(a)
35,000 34,121
Quicken Loans, Inc., 5.25%, 1/15/2028
(a)
30,000 31,589
Radian Group, Inc.
4.50%, 10/01/2024 10,000 10,605
6.63%, 3/15/2025 15,000 16,969
4.88%, 3/15/2027 25,000 26,613
Realogy Group LLC / Realogy Co.-Issuer Corp.
4.88%, 6/01/2023
(a)
25,000 25,993
7.63%, 6/15/2025
(a)
10,000 10,921
9.38%, 4/01/2027
(a)
20,000 22,394
5.75%, 1/15/2029
(a)
45,000 46,674
RHP Hotel Properties LP / RHP Finance Corp.,
4.75%, 10/15/2027 25,000 25,753
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.2% (continued)
Financial – 9.6% (continued)
SBA Communications Corp.
4.88%, 9/01/2024 20,000 20,477
3.88%, 2/15/2027 40,000 40,940
3.13%, 2/01/2029
(a)
50,000 47,910
Service Properties Trust
4.50%, 6/15/2023 10,000 10,207
4.65%, 3/15/2024 5,000 5,065
4.35%, 10/01/2024 20,000 19,950
4.50%, 3/15/2025 30,000 29,514
5.25%, 2/15/2026 20,000 20,104
4.95%, 2/15/2027
(b)
27,000 26,428
3.95%, 1/15/2028 30,000 27,718
4.95%, 10/01/2029
(b)
20,000 19,333
4.38%, 2/15/2030 20,000 18,597
SLM Corp.
5.13%, 4/05/2022 16,000 16,379
4.20%, 10/29/2025 15,000 15,786
Starwood Property Trust, Inc., 4.75%,
3/15/2025 18,000 18,748
Synovus Financial Corp., 5.90%, 2/07/2029 20,000 21,471
UniCredit SpA
5.86%, 6/19/2032
(a)
25,000 27,755
7.30%, 4/02/2034
(a)
50,000 59,312
5.46%, 6/30/2035
(a)
50,000 53,826
United Wholesale Mortgage LLC, 5.50%,
11/15/2025
(a)
20,000 20,786
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL
Capital LLC
7.13%, 12/15/2024
(a)
15,000 15,475
7.88%, 2/15/2025
(a)
60,000 64,635
Uniti Group LP / Uniti Group Finance, Inc. / CSL
Capital LLC, 6.00%, 4/15/2023
(a)
5,000 5,076
VICI Properties LP / VICI Note Co., Inc.
3.50%, 2/15/2025
(a)
35,000 35,797
4.25%, 12/01/2026
(a)
55,000 56,868
3.75%, 2/15/2027
(a)
35,000 35,267
4.63%, 12/01/2029
(a)
15,000 15,595
4.13%, 8/15/2030
(a)
30,000 30,488
WeWork Cos., Inc., 7.88%, 5/01/2025
(a)
15,000 14,548
XHR LP, 6.38%, 8/15/2025
(a)
20,000 21,224
4,343,469
Industrial – 9.5%
Advanced Drainage Systems, Inc., 5.00%,
9/30/2027
(a)
10,000 10,517
AECOM, 5.13%, 3/15/2027 23,000 25,590
Amsted Industries, Inc.
5.63%, 7/01/2027
(a)
10,000 10,598
4.63%, 5/15/2030
(a)
15,000 15,338
Apex Tool Group LLC / BC Mountain Finance,
Inc., 9.00%, 2/15/2023
(a)(b)
5,000 4,996
Ard Finance SA, 6.50%, 6/30/2027
(a)(c)
20,000 20,941
Ardagh Metal Packaging Finance USA LLC /
Ardagh Metal Packaging Finance PLC, 4.00%,
9/01/2029
(a)
50,000 49,782
Ardagh Packaging Finance PLC / Ardagh
Holdings USA, Inc.
5.25%, 4/30/2025
(a)
30,000 31,497
4.13%, 8/15/2026
(a)
100,000 102,865
5.25%, 8/15/2027
(a)
30,000 30,617
5.25%, 8/15/2027
(a)
50,000 51,122

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.2% (continued)
Industrial – 9.5% (continued)
Ball Corp.
4.00%, 11/15/2023 30,000 31,839
5.25%, 7/01/2025 25,000 28,304
4.88%, 3/15/2026 23,000 25,803
2.88%, 8/15/2030 50,000 48,438
Berry Global, Inc.
4.50%, 2/15/2026
(a)(b)
15,000 15,362
5.63%, 7/15/2027
(a)
25,000 26,611
Boise Cascade Co., 4.88%, 7/01/2030
(a)
15,000 15,898
Bombardier, Inc.
6.00%, 10/15/2022
(a)
29,000 28,981
6.13%, 1/15/2023
(a)
8,000 8,382
7.50%, 12/01/2024
(a)
22,000 22,328
7.50%, 3/15/2025
(a)
35,000 34,976
7.88%, 4/15/2027
(a)
54,000 53,880
Brand Industrial Services, Inc., 8.50%,
7/15/2025
(a)
30,000 30,686
Brightstar Escrow Corp., 9.75%, 10/15/2025
(a)
10,000 10,895
Builders FirstSource, Inc.
6.75%, 6/01/2027
(a)
30,000 32,273
5.00%, 3/01/2030
(a)
15,000 15,953
BWX Technologies, Inc., 4.13%, 6/30/2028
(a)
10,000 10,198
Cargo Aircraft Management, Inc., 4.75%,
2/01/2028
(a)
15,000 15,354
Cascades, Inc./Cascades USA, Inc., 5.38%,
1/15/2028
(a)
15,000 15,654
Clean Harbors, Inc.
4.88%, 7/15/2027
(a)
21,000 21,887
5.13%, 7/15/2029
(a)
8,000 8,648
Cleaver-Brooks, Inc., 7.88%, 3/01/2023
(a)(b)
15,000 14,960
Colfax Corp., 6.38%, 2/15/2026
(a)
8,000 8,526
Cornerstone Building Brands, Inc., 6.13%,
1/15/2029
(a)
15,000 16,036
Covanta Holding Corp., 6.00%, 1/01/2027 10,000 10,468
CP Atlas Buyer, Inc., 7.00%, 12/01/2028
(a)
15,000 15,567
Crown Americas LLC / Crown Americas Capital
Corp. IV, 4.50%, 1/15/2023 25,000 26,415
Crown Americas LLC / Crown Americas Capital
Corp. V, 4.25%, 9/30/2026 10,000 10,761
Crown Cork & Seal Co., Inc., 7.38%, 12/15/2026 10,000 12,171
Energizer Holdings, Inc.
4.75%, 6/15/2028
(a)
15,000 15,333
4.38%, 3/31/2029
(a)
20,000 19,888
EnerSys
5.00%, 4/30/2023
(a)
23,000 24,110
4.38%, 12/15/2027
(a)
8,000 8,372
EnPro Industries, Inc., 5.75%, 10/15/2026 10,000 10,583
Flex Acquisition Co., Inc., 7.88%, 7/15/2026
(a)
20,000 20,915
Fluor Corp.
3.50%, 12/15/2024
(b)
10,000 10,331
4.25%, 9/15/2028
(b)
35,000 35,979
Fly Leasing Ltd., 5.25%, 10/15/2024 10,000 10,189
Forterra Finance LLC / Frta Finance Corp.,
6.50%, 7/15/2025
(a)
15,000 16,196
Fortress Transportation & Infrastructure
Investors LLC
6.50%, 10/01/2025
(a)
35,000 36,424
9.75%, 8/01/2027
(a)
25,000 28,916
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.2% (continued)
Industrial – 9.5% (continued)
Fortress Transportation And Infrastructure
Investors LLC, 5.50%, 5/01/2028
(a)
30,000 31,237
Frontdoor, Inc., 6.75%, 8/15/2026
(a)
20,000 21,213
FXI Holdings, Inc.
7.88%, 11/01/2024
(a)
20,000 20,700
12.25%, 11/15/2026
(a)
10,000 11,575
Gates Global LLC / Gates Corp., 6.25%,
1/15/2026
(a)
29,000 30,403
GFL Environmental, Inc.
4.25%, 6/01/2025
(a)
30,000 31,042
3.75%, 8/01/2025
(a)
20,000 20,345
5.13%, 12/15/2026
(a)
20,000 21,003
8.50%, 5/01/2027
(a)
10,000 10,989
4.00%, 8/01/2028
(a)(b)
15,000 14,354
3.50%, 9/01/2028
(a)
35,000 33,765
Graham Packaging Co., Inc., 7.13%, 8/15/2028
(a)
15,000 16,109
Granite US Holdings Corp., 11.00%,
10/01/2027
(a)
10,000 11,223
Graphic Packaging International LLC
4.88%, 11/15/2022 22,000 23,048
4.13%, 8/15/2024 10,000 10,752
4.75%, 7/15/2027
(a)
8,000 8,722
3.50%, 3/15/2028
(a)
31,000 30,943
Great Lakes Dredge & Dock Corp., 8.00%,
5/15/2022 10,000 10,018
Greif, Inc., 6.50%, 3/01/2027
(a)
45,000 47,641
Griffon Corp., 5.75%, 3/01/2028 30,000 32,016
Grinding Media, Inc. / Moly-Cop AltaSteel Ltd.,
7.38%, 12/15/2023
(a)
25,000 25,506
Harsco Corp., 5.75%, 7/31/2027
(a)
5,000 5,280
Hillenbrand, Inc.
5.75%, 6/15/2025 15,000 16,134
5.00%, 9/15/2026 10,000 11,073
Hillman Group, Inc. (The), 6.38%, 7/15/2022
(a)
13,000 13,011
Howmet Aerospace, Inc.
5.87%, 2/23/2022 25,000 26,149
5.13%, 10/01/2024 25,000 27,381
6.88%, 5/01/2025 35,000 40,597
5.90%, 2/01/2027 15,000 17,283
6.75%, 1/15/2028 45,000 53,953
5.95%, 2/01/2037 58,000 69,711
Husky III Holding Ltd., 13.00%, 2/15/2025
(a)(c)
5,000 5,452
Ingram Micro, Inc.
5.00%, 8/10/2022 15,000 15,518
5.45%, 12/15/2024 15,000 17,181
Intelligent Packaging Ltd. Finco, Inc. / Intelligent
Packaging Ltd. Co.-Issuer LLC, 6.00%,
9/15/2028
(a)
20,000 20,704
Intertape Polymer Group, Inc., 7.00%,
10/15/2026
(a)
5,000 5,255
JELD-WEN, Inc.
6.25%, 5/15/2025
(a)
10,000 10,689
4.88%, 12/15/2027
(a)
21,000 21,944
KBR, Inc., 4.75%, 9/30/2028
(a)
5,000 5,051
Kenan Advantage Group, Inc. (The), 7.88%,
7/31/2023
(a)
10,000 10,019
Koppers, Inc., 6.00%, 2/15/2025
(a)
20,000 20,557
Kratos Defense & Security Solutions, Inc., 6.50%,
11/30/2025
(a)
12,000 12,597

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.2% (continued)
Industrial – 9.5% (continued)
LABL Escrow Issuer LLC
6.75%, 7/15/2026
(a)
25,000 26,931
10.50%, 7/15/2027
(a)(b)
20,000 22,092
LSB Industries, Inc., 9.63%, 5/01/2023
(a)(b)
16,000 16,560
Manitowoc Co., Inc. (The), 9.00%, 4/01/2026
(a)
6,000 6,506
Masonite International Corp.
5.75%, 9/15/2026
(a)
6,000 6,233
5.38%, 2/01/2028
(a)
8,000 8,483
MasTec, Inc., 4.50%, 8/15/2028
(a)
20,000 20,923
Matthews International Corp., 5.25%,
12/01/2025
(a)
23,000 23,855
Mauser Packaging Solutions Holding Co.
5.50%, 4/15/2024
(a)
73,000 73,245
7.25%, 4/15/2025
(a)
35,000 34,002
Moog, Inc., 4.25%, 12/15/2027
(a)
17,000 17,480
Mueller Water Products, Inc., 5.50%,
6/15/2026
(a)
26,000 26,854
New Enterprise Stone & Lime Co., Inc., 6.25%,
3/15/2026
(a)
20,000 20,671
Norbord, Inc.
6.25%, 4/15/2023
(a)
6,000 6,507
5.75%, 7/15/2027
(a)
10,000 10,897
Owens-Brockway Glass Container, Inc.
5.88%, 8/15/2023
(a)
20,000 21,743
6.38%, 8/15/2025
(a)
10,000 11,096
Pactiv LLC
7.95%, 12/15/2025 6,000 6,677
8.38%, 4/15/2027
(b)
5,000 5,707
Park-Ohio Industries, Inc., 6.63%, 4/15/2027 10,000 10,270
Patrick Industries, Inc., 4.75%, 5/01/2029
(a)
190,000 190,769
Plastipak Holdings, Inc., 6.25%, 10/15/2025
(a)(b)
10,000 10,274
Powerteam Services LLC, 9.03%, 12/04/2025
(a)
25,000 27,762
RBS Global, Inc. / Rexnord LLC, 4.88%,
12/15/2025
(a)
25,000 25,580
Reynolds Group Issuer, Inc. / Reynolds Group
Issuer LLC / Reynolds Group Issuer Lu, 4.00%,
10/15/2027
(a)(b)
50,000 49,437
Rolls-Royce PLC
3.63%, 10/14/2025
(a)
60,000 60,555
5.75%, 10/15/2027
(a)
20,000 21,510
Sealed Air Corp.
5.25%, 4/01/2023
(a)
15,000 15,900
5.13%, 12/01/2024
(a)
10,000 10,898
5.50%, 9/15/2025
(a)
15,000 16,614
4.00%, 12/01/2027
(a)
15,000 15,765
6.88%, 7/15/2033
(a)
13,000 16,326
Sensata Technologies BV
4.88%, 10/15/2023
(a)
15,000 16,097
5.63%, 11/01/2024
(a)
10,000 11,150
5.00%, 10/01/2025
(a)
20,000 22,200
Sensata Technologies, Inc.
4.38%, 2/15/2030
(a)
16,000 16,740
3.75%, 2/15/2031
(a)
20,000 19,869
Signature Aviation US Holdings, Inc.
5.38%, 5/01/2026
(a)
20,000 20,516
4.00%, 3/01/2028
(a)
20,000 20,208
Silgan Holdings, Inc., 4.13%, 2/01/2028 20,000 20,666
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.2% (continued)
Industrial – 9.5% (continued)
Spirit Aerosystems, Inc.
7.50%, 4/15/2025
(a)
50,000 53,580
3.85%, 6/15/2026 10,000 10,354
Spirit AeroSystems, Inc., 3.95%, 6/15/2023
(b)
22,000 21,787
SPX FLOW, Inc., 5.88%, 8/15/2026
(a)
12,000 12,474
SSL Robotics LLC, 9.75%, 12/31/2023
(a)
12,000 13,378
Standard Industries, Inc.
5.00%, 2/15/2027
(a)
25,000 25,782
4.75%, 1/15/2028
(a)
10,000 10,310
4.38%, 7/15/2030
(a)
35,000 35,095
3.38%, 1/15/2031
(a)
30,000 28,116
Stericycle, Inc.
5.38%, 7/15/2024
(a)
20,000 20,648
3.88%, 1/15/2029
(a)
15,000 14,991
Stevens Holding Co., Inc., 6.13%, 10/01/2026
(a)
5,000 5,388
Summit Materials LLC / Summit Materials
Finance Corp.
5.13%, 6/01/2025
(a)
5,000 5,075
6.50%, 3/15/2027
(a)
25,000 26,453
5.25%, 1/15/2029
(a)
5,000 5,273
Teekay Corp., 9.25%, 11/15/2022
(a)
15,000 15,306
Teekay Offshore Partners LP/Teekay Offshore
Finance Corp., 8.50%, 7/15/2023
(a)
20,000 18,253
Terex Corp., 5.00%, 5/15/2029
(a)
40,000 41,619
Tervita Corp., 11.00%, 12/01/2025
(a)
15,000 16,985
Titan Acquisition Ltd. / Titan Co.-Borrower LLC,
7.75%, 4/15/2026
(a)
20,000 20,761
Topbuild Corp., 3.63%, 3/15/2029
(a)
30,000 29,831
TransDigm, Inc.
6.50%, 5/15/2025 35,000 35,586
8.00%, 12/15/2025
(a)
55,000 59,750
6.25%, 3/15/2026
(a)
95,000 100,589
6.38%, 6/15/2026 25,000 25,913
7.50%, 3/15/2027 30,000 32,206
5.50%, 11/15/2027 35,000 36,407
4.63%, 1/15/2029
(a)
30,000 29,602
Trident TPI Holdings, Inc.
9.25%, 8/01/2024
(a)
5,000 5,314
6.63%, 11/01/2025
(a)(b)
25,000 25,525
Trinity Industries, Inc., 4.55%, 10/01/2024 15,000 15,834
Triumph Group, Inc.
5.25%, 6/01/2022
(b)
20,000 19,847
6.25%, 9/15/2024
(a)
20,000 20,219
7.75%, 8/15/2025
(b)
18,000 17,875
Trivium Packaging Finance BV, 5.50%,
8/15/2026
(a)
20,000 20,911
Tutor Perini Corp., 6.88%, 5/01/2025
(a)(b)
20,000 20,643
US Concrete, Inc.
6.38%, 6/01/2024 9,000 9,179
5.13%, 3/01/2029
(a)
5,000 5,167
Vertical Holdco GMBH, 7.63%, 7/15/2028
(a)
10,000 10,898
Vertical US Newco, Inc., 5.25%, 7/15/2027
(a)
50,000 52,479
Waste Pro USA, Inc., 5.50%, 2/15/2026
(a)
12,000 12,294
Watco Cos. LLC / Watco Finance Corp., 6.50%,
6/15/2027
(a)
10,000 10,668
Weekley Homes LLC / Weekley Finance Corp.,
4.88%, 9/15/2028
(a)
20,000 20,746
Welbilt, Inc., 9.50%, 2/15/2024
(b)
5,000 5,257

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.2% (continued)
Industrial – 9.5% (continued)
Werner FinCo LP / Werner FinCo, Inc., 8.75%,
7/15/2025
(a)
5,000 5,266
WESCO Distribution, Inc.
5.38%, 6/15/2024 15,000 15,289
7.13%, 6/15/2025
(a)
40,000 43,301
7.25%, 6/15/2028
(a)
35,000 38,832
XPO CNW, Inc., 6.70%, 5/01/2034 10,000 11,892
XPO Logistics, Inc.
6.75%, 8/15/2024
(a)
43,000 45,106
6.25%, 5/01/2025
(a)
10,000 10,711
4,276,829
Technology – 4.4%
Ams AG, 7.00%, 7/31/2025
(a)
10,000 10,660
Ascend Learning LLC
6.88%, 8/01/2025
(a)
10,000 10,216
6.88%, 8/01/2025
(a)
10,000 10,243
Banff Merger Sub, Inc., 9.75%, 9/01/2026
(a)
70,000 74,340
Black Knight Infoserv LLC, 3.63%, 9/01/2028
(a)
30,000 29,482
Blackboard, Inc., 10.38%, 11/15/2024
(a)
18,000 18,968
Booz Allen Hamilton, Inc., 3.88%, 9/01/2028
(a)
20,000 20,052
Boxer Parent Co., Inc., 7.13%, 10/02/2025
(a)(b)
20,000 21,504
BY Crown Parent LLC / By Bond Finance, Inc.,
4.25%, 1/31/2026
(a)
38,000 39,804
Camelot Finance SA, 4.50%, 11/01/2026
(a)
15,000 15,591
Castle US Holding Corp., 9.50%, 2/15/2028
(a)
10,000 10,291
CDK Global, Inc.
5.00%, 10/15/2024 25,000 27,517
5.25%, 5/15/2029
(a)
15,000 16,178
CDW LLC / CDW Finance Corp.
5.50%, 12/01/2024 17,000 18,736
4.25%, 4/01/2028 35,000 36,429
3.25%, 2/15/2029 40,000 39,654
Dell International LLC / EMC Corp., 7.13%,
6/15/2024
(a)
60,000 61,676
Dell, Inc.
6.50%, 4/15/2038 7,000 8,787
5.40%, 9/10/2040
(b)
14,000 16,042
Diebold Nixdorf, Inc.
8.50%, 4/15/2024
(b)
10,000 10,240
9.38%, 7/15/2025
(a)
10,000 11,128
Donnelley Financial Solutions, Inc., 8.25%,
10/15/2024 13,000 13,637
Dun & Bradstreet Corp. (The)
6.88%, 8/15/2026
(a)
12,000 12,794
10.25%, 2/15/2027
(a)
10,000 11,082
EMC Corp., 3.38%, 6/01/2023 27,000 27,987
Entegris, Inc.
4.63%, 2/10/2026
(a)
25,000 25,867
4.38%, 4/15/2028
(a)
10,000 10,510
Exela Intermediate LLC / Exela Finance, Inc.,
10.00%, 7/15/2023
(a)
25,000 8,961
Granite Merger Sub 2, Inc., 11.00%,
7/15/2027
(a)
10,000 11,514
j2 Global, Inc., 4.63%, 10/15/2030
(a)
25,000 25,598
Microchip Technology, Inc., 4.25%, 9/01/2025
(a)
50,000 52,412
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.2% (continued)
Technology – 4.4% (continued)
MSCI, Inc.
5.38%, 5/15/2027
(a)
15,000 16,052
4.00%, 11/15/2029
(a)
25,000 26,176
3.63%, 9/01/2030
(a)
12,000 12,224
3.88%, 2/15/2031
(a)
40,000 41,057
NCR Corp.
8.13%, 4/15/2025
(a)
25,000 27,363
5.00%, 10/01/2028
(a)
20,000 20,639
6.13%, 9/01/2029
(a)
11,000 11,977
5.25%, 10/01/2030
(a)
25,000 25,888
Nuance Communications, Inc., 5.63%,
12/15/2026 30,000 31,507
Open Text Corp.
5.88%, 6/01/2026
(a)
45,000 46,463
3.88%, 2/15/2028
(a)
40,000 40,512
Open Text Holdings, Inc., 4.13%, 2/15/2030
(a)
45,000 45,483
Presidio Holdings, Inc.
4.88%, 2/01/2027
(a)
15,000 15,475
8.25%, 2/01/2028
(a)
15,000 16,398
PTC, Inc.
3.63%, 2/15/2025
(a)
30,000 30,764
4.00%, 2/15/2028
(a)
7,000 7,183
Qorvo, Inc., 4.38%, 10/15/2029 35,000 38,002
Rackspace Technology Global, Inc.
3.50%, 2/15/2028
(a)
15,000 14,533
5.38%, 12/01/2028
(a)(b)
15,000 15,329
Rocket Software, Inc., 6.50%, 2/15/2029
(a)
20,000 20,253
Seagate HDD Cayman
4.75%, 6/01/2023 20,000 21,490
4.88%, 3/01/2024 50,000 53,975
4.75%, 1/01/2025 20,000 21,857
4.88%, 6/01/2027 20,000 22,208
4.09%, 6/01/2029
(a)
20,000 20,534
3.13%, 7/15/2029
(a)
15,000 14,435
4.13%, 1/15/2031
(a)
74,000 75,029
5.75%, 12/01/2034
(b)
20,000 22,906
SS&C Technologies, Inc., 5.50%, 9/30/2027
(a)
85,000 90,209
Tempo Acquisition LLC / Tempo Acquisition
Finance Corp., 6.75%, 6/01/2025
(a)
30,000 30,549
Unisys Corp., 6.88%, 11/01/2027
(a)
20,000 22,000
Vericast Corp., 8.38%, 8/15/2022
(a)
40,000 40,791
Vericast Corp./Harland Clarke/Checks In The
Mail/Valassis Comm/Valassis Direct, 12.50%,
5/01/2024
(a)
25,000 26,145
Veritas US, Inc. / Veritas Bermuda Ltd.
10.50%, 2/01/2024
(a)
40,000 41,004
7.50%, 9/01/2025
(a)
40,000 41,524
Western Digital Corp., 4.75%, 2/15/2026 75,000 83,159
Xerox Corp.
4.38%, 3/15/2023 21,000 21,970
3.80%, 5/15/2024
(b)
8,000 8,325
4.80%, 3/01/2035 8,000 7,944
6.75%, 12/15/2039 26,000 28,841
Xerox Holdings Corp.
5.00%, 8/15/2025
(a)
20,000 21,027
5.50%, 8/15/2028
(a)
40,000 41,805
1,968,905

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.2% (continued)
Utilities – 2.5%
AmeriGas Partners LP / AmeriGas Finance Corp.
5.63%, 5/20/2024 7,000 7,803
5.50%, 5/20/2025 20,000 22,204
Calpine Corp.
5.25%, 6/01/2026
(a)
39,000 40,024
4.50%, 2/15/2028
(a)
36,000 36,367
5.13%, 3/15/2028
(a)
50,000 50,814
4.63%, 2/01/2029
(a)
30,000 29,594
5.00%, 2/01/2031
(a)
25,000 24,611
3.75%, 3/01/2031
(a)
30,000 28,590
DPL, Inc.
4.13%, 7/01/2025 10,000 10,510
4.35%, 4/15/2029 27,000 29,250
FirstEnergy Corp.
Series A, 3.35%, 7/15/2022 20,000 20,431
Series B, 4.75%, 3/15/2023 30,000 31,762
2.05%, 3/01/2025 25,000 25,199
Series A, 1.60%, 1/15/2026 10,000 9,744
Series B, 4.40%, 7/15/2027 53,000 58,048
2.65%, 3/01/2030 25,000 24,494
Series B, 2.25%, 9/01/2030 15,000 14,121
Series C, 7.38%, 11/15/2031 45,000 60,945
Series C, 5.35%, 7/15/2047 35,000 40,630
Series C, 3.40%, 3/01/2050 35,000 32,153
FirstEnergy Transmission LLC
4.35%, 1/15/2025
(a)
30,000 32,724
5.45%, 7/15/2044
(a)
25,000 30,239
4.55%, 4/01/2049
(a)
15,000 16,698
NextEra Energy Operating Partners LP
4.25%, 7/15/2024
(a)
30,000 31,827
3.88%, 10/15/2026
(a)
12,000 12,562
4.50%, 9/15/2027
(a)
10,000 10,814
NRG Energy, Inc.
7.25%, 5/15/2026 29,000 30,082
6.63%, 1/15/2027 35,000 36,459
5.75%, 1/15/2028 10,000 10,620
5.25%, 6/15/2029
(a)
30,000 32,136
3.63%, 2/15/2031
(a)
20,000 19,596
Pattern Energy Operations LP / Pattern Energy
Operations, Inc., 4.50%, 8/15/2028
(a)
15,000 15,229
PG&E Corp., 5.25%, 7/01/2030 30,000 32,026
Pike Corp., 5.50%, 9/01/2028
(a)
15,000 15,520
Rockpoint Gas Storage Canada Ltd., 7.00%,
3/31/2023
(a)
10,000 10,130
Talen Energy Supply LLC
6.50%, 6/01/2025
(b)
20,000 16,642
10.50%, 1/15/2026
(a)
20,000 18,381
7.25%, 5/15/2027
(a)
20,000 20,551
6.63%, 1/15/2028
(a)
15,000 15,169
7.63%, 6/01/2028
(a)
15,000 15,563
Terraform Global Operating LLC, 6.13%,
3/01/2026
(a)
20,000 20,543
TransAlta Corp.
4.50%, 11/15/2022 10,000 10,413
6.50%, 3/15/2040 5,000 5,740
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.2% (continued)
Utilities – 2.5% (continued)
Vistra Operations Co. LLC
5.50%, 9/01/2026
(a)
28,000 28,940
5.63%, 2/15/2027
(a)
36,000 37,480
5.00%, 7/31/2027
(a)
20,000 20,717
1,144,095
Total Corporate Bonds (cost $42,484,597) 44,296,313
Shares
Investment Companies – 0.5%
Registered Investment Companies – 0.5%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.01%
(f)(g)
(cost $203,009) 203,009 203,009
Investment of Cash Collateral for Securities Loaned – 3.1%
Registered Investment Companies – 3.1%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.01%
(f)(g)
(cost $1,411,270) 1,411,270 1,411,270
Total Investments (cost $44,098,876) 101.8% 45,910,592
Liabilities, Less Cash and Receivables (1.8)% (805,610)
Net Assets 100.0% 45,104,982
REIT—Real Estate Investment Trust

STATEMENT OF INVESTMENTS
(continued)
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2021, these securities were valued at $27,333,362 or 60.60% of net assets.
(b)
Security, or portion thereof, on loan. At April 30, 2021, the value of the fund’s securities on loan was $2,109,735 and the value of the collateral was $2,190,918, consisting of cash collateral of
$1,411,270 and U.S. Government & Agency securities valued at $779,648.
(c)
All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(d)
Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(e)
Perpetual bond with no specified maturity date.
(f)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus. Holdings and transactions in these affiliated companies during the period ended April 30, 2021 are as follows:
(g)
The rate shown is the 1-day yield as of April 30, 2021.
See Notes to Financial Statements
Description
Value
10/31/20 Purchases ($)
1
Sales ($)
Net Realized
Gain (Loss) ($)
Net Change
in Unrealized
Appreciation
(Depreciation) ($)
Value
4/30/21 Net Assets (%)
Dividends/
Distributions ($)
Investment Companies
Dreyfus Institutional
Preferred Government
Money Market Fund,
Institutional Shares 707,896 6,061,352 (6,566,239) — — 203,009 0.5 63
Investment of Cash Collateral for
Securities Loaned
Dreyfus Institutional
Preferred Government
Money Market Fund,
Institutional Shares 1,613,009 4,502,809 (4,704,548) — — 1,411,270 3.1 4,899
2
Total 2,320,905 10,564,161 (11,270,787) — — 1,614,279 3.6 4,962
1
Includes reinvested dividends/distributions.
2
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Portfolio Summary (Unaudited)
†
Value (%)
Consumer, Cyclical 22.6
Communications 16.6
Consumer, Non-cyclical 16.2
Energy 12.1
Financial 9.6
Industrial 9.5
Basic Materials 4.6
Technology 4.4
Registered Investment Companies 3.6
Utilities 2.5
Diversified 0.1
101.8
†
Based on net assets.
Centrally Cleared Credit Default Swaps
Reference Obligation
Maturity
Date
Notional
Amount ($)
(1)
Market
Value ($)
Upfront
Payments/
(Receipts) ($)
Unrealized
Appreciation
(Depreciation) ($)
Sold Contracts
(2)
CDX North American High Yield Swap 6/20/2026 1,050,000 109,301 97,393 11,908
(1)
The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.
(2)
If the fund is a seller of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either
(i)
pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2021 (Unaudited)
See Notes to Financial Statements
BNY Mellon US Large
Cap Core Equity ETF
BNY Mellon US Mid
Cap Core Equity ETF
BNY Mellon US Small
Cap Core Equity ETF
Assets ($):
Investments in securities—See Statements of Investments
†
(including securities on
loan)
††
—Note 2(c): – – –
Unaffiliated issuers 286,413,661 105,114,201 136,185,195
Affiliated issuers 171,377 440,855 1,299,971
Dividends receivable 212,655 43,219 26,570
Tax reclaim receivable—Note 2(b) 1,636 97 310
Securities lending income receivable 507 723 1,881
286,799,836 105,599,095 137,513,927
Liabilities ($):
Due to BNY Mellon ETF Investment Adviser, LLC—Note 3(b) — 3,382 4,342
Liability for securities on loan—Note 2(c) 47,936 369,462 1,224,797
Payable for futures variation margin—Note 4 1,450 — —
49,386 372,844 1,229,139
Net Assets ($) 286,750,450 105,226,251 136,284,788
Composition of Net Assets ($):
Paid-in capital 242,534,357 79,733,799 105,006,884
Total distributable earnings (loss) 44,216,093 25,492,452 31,277,904
Net Assets ($) 286,750,450 105,226,251 136,284,788
Shares outstanding no par value (unlimited shares authorized): 3,650,000 1,200,000 1,400,000
Net asset value per share 78.56 87.69 97.35
Market price per share 78.53 87.71 97.37
†
Investments at cost ($)
Unaffiliated issuers 253,271,774 82,084,226 109,190,312
Affiliated issuers 171,377 440,855 1,299,971
††
Value of securities on loan ($) 5,573,216 5,734,046 14,559,623

STATEMENTS OF ASSETS AND LIABILITIES
(continued)
See Notes to Financial Statements
BNY Mellon
International Equity
ETF
BNY Mellon
Emerging Markets
Equity ETF
Assets ($):
Investments in securities—See Statements of Investments
†
(including securities on loan)
††
—Note 2(c): – –
Unaffiliated issuers 42,727,865 41,306,526
Affiliated issuers 23,416 33,688
Cash denominated in foreign currency
†††
47,464 39,463
Dividends receivable 132,866 33,184
Tax reclaim receivable—Note 2(b) 47,294 323
Receivable for investment securities sold 8,341 —
Securities lending income receivable 1 37
42,987,247 41,413,221
Liabilities ($):
Due to BNY Mellon ETF Investment Adviser, LLC—Note 3(b) 1,407 3,736
Payable for investment securities purchased 40,351 7,288
Payable for futures variation margin—Note 4 1,505 1,165
Payable for foreign capital gains tax—Note 2(b) — 26,946
43,263 39,135
Net Assets ($) 42,943,984 41,374,086
Composition of Net Assets ($):
Paid-in capital 30,760,790 27,930,860
Total distributable earnings (loss) 12,183,194 13,443,226
Net Assets ($) 42,943,984 41,374,086
Shares outstanding no par value (unlimited shares authorized): 600,000 550,000
Net asset value per share 71.57 75.23
Market price per share 71.68 75.36
†
Investments at cost ($)
Unaffiliated issuers 30,897,872 29,749,258
Affiliated issuers 23,416 33,688
††
Value of securities on loan ($) — 374,400
†††
Cash denominated in foreign currency (cost) ($) 47,459 39,370

See Notes to Financial Statements
BNY Mellon Core
Bond ETF
BNY Mellon Short
Duration Corporate
Bond ETF
BNY Mellon High
Yield Beta ETF
Assets ($):
Investments in securities—See Statements of Investments
†
(including securities on
loan)
††
—Note 2(c): – – –
Unaffiliated issuers 83,425,405 33,057,838 44,296,313
Affiliated issuers 6,824,831 384,627 1,614,279
Cash 590,238 — —
Collateral with brokers for swap agreements — — 152,647
Receivable for investment securities sold—TBA 1,240,550 — —
Receivable for investment securities sold 1,128,431 1,199,047 967,663
Interest receivable 391,206 238,513 640,390
Securities lending income receivable 284 27 780
Dividends receivable 42 3 7
93,600,987 34,880,055 47,672,079
Liabilities ($):
Due to BNY Mellon ETF Investment Adviser, LLC—Note 3(b) — 1,551 8,429
TBA sale commitments at value—Note 4
†††
429,289 — —
Liability for securities on loan—Note 2(c) 891,874 113,650 1,411,270
Payable for investment securities purchased—TBA 7,249,523 — —
Payable for investment securities purchased 1,500,983 1,370,463 1,146,281
Payable for swaps variation margin—Note 4 — — 1,117
10,071,669 1,485,664 2,567,097
Net Assets ($) 83,529,318 33,394,391 45,104,982
Composition of Net Assets ($):
Paid-in capital 84,863,897 32,773,146 40,293,690
Total distributable earnings (loss) (1,334,579) 621,245 4,811,292
Net Assets ($) 83,529,318 33,394,391 45,104,982
Shares outstanding no par value (unlimited shares authorized): 1,700,000 650,000 800,000
Net asset value per share 49.13 51.38 56.38
Market price per share 49.18 51.42 56.46
†
Investments at cost ($)
Unaffiliated issuers 84,377,891 32,579,179 42,484,597
Affiliated issuers 6,824,831 384,627 1,614,279
††
Value of securities on loan ($) 5,027,604 454,534 2,109,735
†††
TBA sale commitments proceeds ($) 428,204 — —

STATEMENTS OF OPERATIONS
April 30, 2021 (Unaudited)
See Notes to Financial Statements
BNY Mellon US Large
Cap Core Equity ETF
BNY Mellon US Mid
Cap Core Equity ETF
BNY Mellon US Small
Cap Core Equity ETF
Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers
†
1,324,630 533,423 601,095
Affiliated issuers 12 7 9
Interest 1 — 1
Income from securities lending—Note 2(c) 3,526 3,438 14,092
Total Income 1,328,169 536,868 615,197
Expenses:
Management fees—Note 3(a) — 14,743 16,930
Total Expenses — 14,743 16,930
Investment Income—Net 1,328,169 522,125 598,267
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments (354,880) (90,263) 487,374
Net realized gain (loss) on in-kind redemptions 11,534,743 2,598,803 4,121,047
Net realized gain (loss) on futures 5,453 6,273 7,057
Net realized gain (loss) 11,185,316 2,514,813 4,615,478
Net change in unrealized appreciation (depreciation) on investments 27,800,603 15,335,788 18,405,665
Net change in unrealized appreciation (depreciation) on futures 12,073 — —
Net change in unrealized appreciation (depreciation) 27,812,676 15,335,788 18,405,665
Net Realized and Unrealized Gain (Loss) on Investments 38,997,992 17,850,601 23,021,143
Net Increase (Decrease) in Net Assets Resulting from Operations 40,326,161 18,372,726 23,619,410
†
Net of foreign taxes withheld at source ($) 203 – 188

See Notes to Financial Statements
BNY Mellon
International Equity
ETF
BNY Mellon
Emerging Markets
Equity ETF
Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers
†
541,662 264,677
Affiliated issuers 9 16
Interest 19 16
Income from securities lending—Note 2(c) 20 810
Total Income 541,710 265,519
Expenses:
Management fees—Note 3(a) 8,068 22,226
Total Expenses 8,068 22,226
Investment Income—Net 533,642 243,293
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions 5,258 160,951
Net realized gain (loss) on in-kind redemptions 441,870 1,912,348
Net realized gain (loss) on futures 30,459 19,169
Net realized gain (loss) 477,587 2,092,468
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions 8,566,932 5,048,897
Net change in unrealized appreciation (depreciation) on futures 15,620 1,437
Net change in unrealized appreciation (depreciation) 8,582,552 5,050,334
Net Realized and Unrealized Gain (Loss) on Investments 9,060,139 7,142,802
Net Increase (Decrease) in Net Assets Resulting from Operations 9,593,781 7,386,095
†
Net of foreign taxes withheld at source ($) 66,341 43,331

STATEMENTS OF OPERATIONS
(continued)
See Notes to Financial Statements
BNY Mellon Core
Bond ETF
BNY Mellon Short
Duration Corporate
Bond ETF
BNY Mellon High
Yield Beta ETF
Investment Income ($):
Income:
Cash dividends:
Affiliated issuers 228 16 63
Interest 281,443 231,441 1,221,894
Income from securities lending—Note 2(c) 1,145 165 4,899
Total Income 282,816 231,622 1,226,856
Expenses:
Management fees—Note 3(a) — 8,879 49,654
Total Expenses — 8,879 49,654
Investment Income—Net 282,816 222,743 1,177,202
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments (161,202) 105,920 702,089
Net realized gain (loss) on in-kind redemptions (36,993) — 2,013,545
Net realized gain (loss) on swap agreements — — 91,807
Net realized gain (loss) (198,195) 105,920 2,807,441
Net change in unrealized appreciation (depreciation) on investments (902,053) (125,730) (85,041)
Net change in unrealized appreciation (depreciation) on swap agreements — — 28,644
Net change in unrealized appreciation (depreciation) (902,053) (125,730) (56,397)
Net Realized and Unrealized Gain (Loss) on Investments (1,100,248) (19,810) 2,751,044
Net Increase (Decrease) in Net Assets Resulting from Operations (817,432) 202,933 3,928,246

STATEMENTS OF CHANGES IN NET ASSETS
See Notes to Financial Statements
BNY Mellon US Large Cap Core Equity ETF BNY Mellon US Mid Cap Core Equity ETF
For the Six Months
Ended
April 30, 2021
(Unaudited)
For the Period
April 9, 2020
(a)
to
October 31, 2020
For the Six Months
Ended
April 30, 2021
(Unaudited)
For the Period
April 9, 2020
(a)
to
October 31, 2020
Operations ($):
Investment income—net 1,328,169 489,872 522,125 274,647
Net realized gain (loss) on investments 11,185,316 (191,270) 2,514,813 568,627
Net change in unrealized appreciation (depreciation) on investments 27,812,676 5,341,284 15,335,788 7,694,187
Net Increase (Decrease) in Net Assets Resulting from
Operations 40,326,161 5,639,886 18,372,726 8,537,461
Distributions ($):
Distributable earnings (1,159,445) (386,114) (424,767) (255,842)
Shareholder Transactions ($):
Proceeds from shares sold 191,387,308 90,618,689 55,636,259 34,179,337
Cost of shares redeemed (36,848,635) (2,927,400) (7,753,536) (3,065,387)
Increase (Decrease) in Net Assets from Beneficial Interest
Transactions 154,538,673 87,691,289 47,882,723 31,113,950
Total Increase (Decrease) in Net Assets 193,705,389 92,945,061 65,830,682 39,395,569
Net Assets ($):
Beginning of Period 93,045,061 100,000 39,395,569 —
End of Period 286,750,450 93,045,061 105,226,251 39,395,569
Changes in Shares Outstanding:
Initial shares — 2,000 — —
Shares sold 2,650,000 1,550,000 700,000 650,020
Shares redeemed (502,000) (50,000) (100,020) (50,000)
Net Increase (Decrease) in Shares Outstanding 2,148,000 1,502,000 599,980 600,020
(a)
Commencement of operations.

STATEMENTS OF CHANGES IN NET ASSETS
(continued)
See Notes to Financial Statements
BNY Mellon US Small Cap Core Equity ETF BNY Mellon International Equity ETF
For the Six Months
Ended
April 30, 2021
(Unaudited)
For the Period
April 9, 2020
(a)
to
October 31, 2020
For the Six Months
Ended
April 30, 2021
(Unaudited)
For the Period
April 24, 2020
(a)
to
October 31, 2020
Operations ($):
Investment income—net 598,267 291,710 533,642 415,949
Net realized gain (loss) on investments 4,615,478 1,496,139 477,587 (86,219)
Net change in unrealized appreciation (depreciation) on investments 18,405,665 8,589,218 8,582,552 3,252,631
Net Increase (Decrease) in Net Assets Resulting from
Operations 23,619,410 10,377,067 9,593,781 3,582,361
Distributions ($):
Distributable earnings (519,310) (277,635) (488,106) (384,266)
Shareholder Transactions ($):
Proceeds from shares sold 81,256,093 36,466,319 6,357,760 30,487,825
Cost of shares redeemed (8,373,598) (6,263,558) (3,353,413) (2,851,958)
Increase (Decrease) in Net Assets from Beneficial Interest
Transactions 72,882,495 30,202,761 3,004,347 27,635,867
Total Increase (Decrease) in Net Assets 95,982,595 40,302,193 12,110,022 30,833,962
Net Assets ($):
Beginning of Period 40,302,193 — 30,833,962 —
End of Period 136,284,788 40,302,193 42,943,984 30,833,962
Changes in Shares Outstanding:
Shares sold 900,000 700,020 100,000 600,020
Shares redeemed (100,020) (100,000) (50,020) (50,000)
Net Increase (Decrease) in Shares Outstanding 799,980 600,020 49,980 550,020
(a)
Commencement of operations.

See Notes to Financial Statements
BNY Mellon Emerging Markets Equity ETF BNY Mellon Core Bond ETF
For the Six Months
Ended
April 30, 2021
(Unaudited)
For the Period
April 24, 2020
(a)
to
October 31, 2020
For the Six Months
Ended
April 30, 2021
(Unaudited)
For the Period
April 24, 2020
(a)
to
October 31, 2020
Operations ($):
Investment income—net 243,293 438,617 282,816 195,469
Net realized gain (loss) on investments 2,092,468 231,047 (198,195) 4,042
Net change in unrealized appreciation (depreciation) on investments 5,050,334 6,480,321 (902,053) (51,518)
Net Increase (Decrease) in Net Assets Resulting from
Operations 7,386,095 7,149,985 (817,432) 147,993
Distributions ($):
Distributable earnings (391,946) (418,648) (431,913) (229,445)
Shareholder Transactions ($):
Proceeds from shares sold 7,633,866 30,459,085 41,971,583 45,329,228
Cost of shares redeemed (7,604,672) (2,839,679) (2,440,696) —
Increase (Decrease) in Net Assets from Beneficial Interest
Transactions 29,194 27,619,406 39,530,887 45,329,228
Total Increase (Decrease) in Net Assets 7,023,343 34,350,743 38,281,542 45,247,776
Net Assets ($):
Beginning of Period 34,350,743 — 45,247,776 —
End of Period 41,374,086 34,350,743 83,529,318 45,247,776
Changes in Shares Outstanding:
Shares sold 100,000 600,020 850,000 900,020
Shares redeemed (100,020) (50,000) (50,020) —
Net Increase (Decrease) in Shares Outstanding (20) 550,020 799,980 900,020
(a)
Commencement of operations.

STATEMENTS OF CHANGES IN NET ASSETS
(continued)
See Notes to Financial Statements
BNY Mellon Short Duration Corporate
Bond ETF BNY Mellon High Yield Beta ETF
For the Six Months
Ended
April 30, 2021
(Unaudited)
For the Period
April 24, 2020
(a)
to
October 31, 2020
For the Six Months
Ended
April 30, 2021
(Unaudited)
For the Period
April 24, 2020
(a)
to
October 31, 2020
Operations ($):
Investment income—net 222,743 242,213 1,177,202 1,394,661
Net realized gain (loss) on investments 105,920 111,233 2,807,441 273,256
Net change in unrealized appreciation (depreciation) on investments (125,730) 604,389 (56,397) 1,880,021
Net Increase (Decrease) in Net Assets Resulting from
Operations 202,933 957,835 3,928,246 3,547,938
Distributions ($):
Distributable earnings (335,625) (203,898) (1,522,448) (1,142,444)
Shareholder Transactions ($):
Proceeds from shares sold 5,148,480 27,625,690 22,368,765 51,656,440
Cost of shares redeemed (1,024) — (33,731,515) —
Increase (Decrease) in Net Assets from Beneficial Interest
Transactions 5,147,456 27,625,690 (11,362,750) 51,656,440
Total Increase (Decrease) in Net Assets 5,014,764 28,379,627 (8,956,952) 54,061,934
Net Assets ($):
Beginning of Period 28,379,627 — 54,061,934 —
End of Period 33,394,391 28,379,627 45,104,982 54,061,934
Changes in Shares Outstanding:
Shares sold 100,000 550,020 400,000 1,000,020
Shares redeemed (20) — (600,020) —
Net Increase (Decrease) in Shares Outstanding 99,980 550,020 (200,020) 1,000,020
(a)
Commencement of operations.

FINANCIAL HIGHLIGHTS
The following tables describe the performance for the fiscal periods indicated and these figures have been derived from the funds’ financial statements.
See Notes to Financial Statements
BNY Mellon US Large Cap Core Equity ETF
For the Six Months
Ended
April 30, 2021
(Unaudited)
For the Period
April 9, 2020
(a)
to
October 31, 2020
Per Share Data ($):
Net asset value, beginning of period 61.95 50.00
Investment Operations:
Investment income—net
(b)
0.52 0.56
Net realized and unrealized gain (loss) on investments 16.48 11.81
Total from Investment Operations 17.00 12.37
Distributions:
Dividends from investment income—net (0.39) (0.42)
Net asset value, end of period 78.56 61.95
Market price, end of period
(c)
78.53 61.82
Net Asset Value Total Return (%)
(d)
27.50 24.76
Market Price Total Return (%)
(d)
27.71 24.50
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets –
(e)
–
(e)
Ratio of net investment income to average net assets 1.43
(e)
1.63
(e)
Portfolio Turnover Rate
(f)
4.17 10.62
Net Assets, end of period ($ x 1,000) 286,750 93,045
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)
Annualized.
(f)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements
BNY Mellon US Mid Cap Core Equity ETF
For the Six Months
Ended
April 30, 2021
(Unaudited)
For the Period
April 9, 2020
(a)
to
October 31, 2020
Per Share Data ($):
Net asset value, beginning of period 65.66 50.00
Investment Operations:
Investment income—net
(b)
0.57 0.50
Net realized and unrealized gain (loss) on investments 21.88 15.63
Total from Investment Operations 22.45 16.13
Distributions:
Dividends from investment income—net (0.42) (0.47)
Net asset value, end of period 87.69 65.66
Market price, end of period
(c)
87.71 65.55
Net Asset Value Total Return (%)
(d)
34.25 32.27
Market Price Total Return (%)
(d)
34.51 32.06
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets 0.04
(e)
0.04
(e)
Ratio of net investment income to average net assets 1.41
(e)
1.43
(e)
Portfolio Turnover Rate
(f)
11.65 21.26
Net Assets, end of period ($ x 1,000) 105,226 39,396
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)
Annualized.
(f)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

FINANCIAL HIGHLIGHTS (continued)
See Notes to Financial Statements
BNY Mellon US Small Cap Core Equity ETF
For the Six Months
Ended
April 30, 2021
(Unaudited)
For the Period
April 9, 2020
(a)
to
October 31, 2020
Per Share Data ($):
Net asset value, beginning of period 67.17 50.00
Investment Operations:
Investment income—net
(b)
0.63 0.49
Net realized and unrealized gain (loss) on investments 30.03 17.14
Total from Investment Operations 30.66 17.63
Distributions:
Dividends from investment income—net (0.48) (0.46)
Net asset value, end of period 97.35 67.17
Market price, end of period
(c)
97.37 67.03
Net Asset Value Total Return (%)
(d)
45.70 35.30
Market Price Total Return (%)
(d)
46.06 35.03
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets 0.04
(e)
0.04
(e)
Ratio of net investment income to average net assets 1.41
(e)
1.37
(e)
Portfolio Turnover Rate
(f)
15.45 32.54
Net Assets, end of period ($ x 1,000) 136,285 40,302
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)
Annualized.
(f)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements
BNY Mellon International Equity ETF
For the Six Months
Ended
April 30, 2021
(Unaudited)
For the Period
April 24, 2020
(a)
to
October 31, 2020
Per Share Data ($):
Net asset value, beginning of period 56.06 50.00
Investment Operations:
Investment income—net
(b)
0.89 0.76
Net realized and unrealized gain (loss) on investments 15.43 6.00
Total from Investment Operations 16.32 6.76
Distributions:
Dividends from investment income—net (0.81) (0.70)
Net asset value, end of period 71.57 56.06
Market price, end of period
(c)
71.68 56.66
Net Asset Value Total Return (%)
(d)
29.18 13.49
Market Price Total Return (%)
(d)
28.00 14.69
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets 0.04
(e)
0.04
(e)
Ratio of net investment income to average net assets 2.65
(e)
2.55
(e)
Portfolio Turnover Rate
(f)
6.11 12.82
Net Assets, end of period ($ x 1,000) 42,944 30,834
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)
Annualized.
(f)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

FINANCIAL HIGHLIGHTS (continued)
See Notes to Financial Statements
BNY Mellon Emerging Markets Equity ETF
For the Six Months
Ended
April 30, 2021
(Unaudited)
For the Period
April 24, 2020
(a)
to
October 31, 2020
Per Share Data ($):
Net asset value, beginning of period 62.45 50.00
Investment Operations:
Investment income—net
(b)
0.44 0.81
Net realized and unrealized gain (loss) on investments 13.05 12.40
Total from Investment Operations 13.49 13.21
Distributions:
Dividends from investment income—net (0.71) (0.76)
Net asset value, end of period 75.23 62.45
Market price, end of period
(c)
75.36 62.92
Net Asset Value Total Return (%)
(d)
21.65 26.52
Market Price Total Return (%)
(d)
20.95 27.44
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets 0.11
(e)
0.11
(e)
Ratio of net investment income to average net assets 1.20
(e)
2.63
(e)
Portfolio Turnover Rate
(f)
8.45 12.84
Net Assets, end of period ($ x 1,000) 41,374 34,351
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)
Annualized.
(f)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

ine
See Notes to Financial Statements
BNY Mellon Core Bond ETF
For the Six Months
Ended
April 30, 2021
(Unaudited)
For the Period
April 24, 2020
(a)
to
October 31, 2020
Per Share Data ($):
Net asset value, beginning of period 50.27 50.00
Investment Operations:
Investment income—net
(b)
0.25 0.32
Net realized and unrealized gain (loss) on investments (0.98) 0.33
Total from Investment Operations (0.73) 0.65
Distributions:
Dividends from investment income—net (0.41) (0.38)
Net asset value, end of period 49.13 50.27
Market price, end of period
(c)
49.18 50.29
Net Asset Value Total Return (%)
(d)
(1.45) 1.30
Market Price Total Return (%)
(d)
(1.39) 1.33
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets –
(e)
–
(e)
Ratio of net investment income to average net assets 1.00
(e)
1.20
(e)
Portfolio Turnover Rate
(f)
40.13 27.32
Net Assets, end of period ($ x 1,000) 83,529 45,248
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)
Annualized.
(f)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

FINANCIAL HIGHLIGHTS (continued)
See Notes to Financial Statements
BNY Mellon Short Duration Corporate Bond ETF
For the Six Months
Ended
April 30, 2021
(Unaudited)
For the Period
April 24, 2020
(a)
to
October 31, 2020
Per Share Data ($):
Net asset value, beginning of period 51.60 50.00
Investment Operations:
Investment income—net
(b)
0.38 0.44
Net realized and unrealized gain (loss) on investments (0.01) 1.53
Total from Investment Operations 0.37 1.97
Distributions:
Dividends from investment income—net (0.39) (0.37)
Dividends from net realized gain on investments (0.20) —
Total Distributions (0.59) (0.37)
Net asset value, end of period 51.38 51.60
Market price, end of period
(c)
51.42 51.65
Net Asset Value Total Return (%)
(d)
0.72 3.94
Market Price Total Return (%)
(d)
0.70 4.05
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets 0.06
(e)
0.06
(e)
Ratio of net investment income to average net assets 1.50
(e)
1.65
(e)
Portfolio Turnover Rate
(f)
21.23 24.94
Net Assets, end of period ($ x 1,000) 33,394 28,380
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)
Annualized.
(f)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements
BNY Mellon High Yield Beta ETF
For the Six Months
Ended
April 30, 2021
(Unaudited)
For the Period
April 24, 2020
(a)
to
October 31, 2020
Per Share Data ($):
Net asset value, beginning of period 54.06 50.00
Investment Operations:
Investment income—net
(b)
1.45 1.70
Net realized and unrealized gain (loss) on investments 2.75 3.74
Total from Investment Operations 4.20 5.44
Distributions:
Dividends from investment income—net (1.46) (1.38)
Dividends from net realized gain on investments (0.42) —
Total Distributions (1.88) (1.38)
Net asset value, end of period 56.38 54.06
Market price, end of period
(c)
56.46 54.08
Net Asset Value Total Return (%)
(d)
7.86 10.94
Market Price Total Return (%)
(d)
7.97 10.98
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets 0.22
(e)
0.22
(e)
Ratio of net investment income to average net assets 5.21
(e)
6.06
(e)
Portfolio Turnover Rate
(f)
27.93 39.43
Net Assets, end of period ($ x 1,000) 45,105 54,062
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)
Annualized.
(f)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

NOTES TO FINANCIAL STATEMENTS
NOTE 1—Organization:
BNY Mellon ETF Trust (the “Trust”) is registered as a
Massachusetts business trust under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management
investment company. The Trust operates as a series company
currently consisting of eight series, including the following diversified funds: BNY Mellon US Large Cap Core Equity ETF,
BNY Mellon US Mid Cap Core Equity ETF, BNY Mellon US
Small Cap Core Equity ETF, BNY Mellon International Equity
ETF, BNY Mellon Emerging Markets Equity ETF, BNY Mellon
Core Bond ETF, BNY Mellon Short Duration Corporate Bond
ETF and BNY Mellon High Yield Beta ETF (each, a “fund”
and collectively, the “funds”). The investment objective of each fund is to seek to track the performance of an underlying index, as reflected in the table below. BNY Mellon ETF Investment
Adviser, LLC (the “Adviser”), a wholly-owned subsidiary of
The Bank of New York Mellon Corporation (“BNY Mellon”),
serves as each fund’s investment adviser. The Bank of New
York Mellon, a subsidiary of BNY Mellon and an affiliate of
the Adviser, serves as administrator, custodian and transfer agent with the Trust. Mellon Investments Corporation (the “Sub-
Adviser”), a wholly-owned subsidiary of BNY Mellon and an
affiliate of the Adviser, serves as each fund’s sub-investment adviser. BNY Mellon Securities Corporation (the “Distributor”),
a wholly-owned subsidiary of the Adviser, is the distributor of each fund’s shares.
†
Morningstar
®
is a service mark of Morningstar, Inc. and has been licensed for use for certain purposes by the Adviser. The fund is not sponsored, endorsed, sold or promoted by Morningstar, and
Morningstar makes no representation regarding the advisability of investing in the fund.
††
Bloomberg
®
is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively, “Bloomberg”). BARCLAYS
®
is a trademark and service mark of Barclays Bank Plc
(collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor
Barclays is affiliated with the Trust, and neither approves, endorses, reviews or recommends the fund. Neither Bloomberg nor Barclays guarantees the timeliness, accurateness or completeness of any data or information relating to the index, and neither shall be liable in any way to the Adviser, investors in the fund or other third parties in respect of the use or accuracy of the index or any data included therein.
The shares of the funds are referred to herein as “Shares” or
“fund’s Shares.” Each fund’s Shares are listed and traded on
NYSE Arca, Inc. The market price of each Share may differ
to some degree from a fund’s net asset value (“NAV”). Unlike conventional mutual funds, each fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of
Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities. Except when aggregated in Creation
Units by Authorized Participants, the Shares are not individually redeemable securities of the funds. Individual fund Shares may only be purchased and sold on the NYSE Arca, Inc., other
national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because fund Shares trade at market prices rather than at NAV, fund Shares may trade at a price greater than NAV
(premium) or less than NAV (discount). When buying or selling
Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares of the fund (bid) and the lowest price a seller is willing to accept for Shares of the fund (ask).
On February 10, 2021, BNY Mellon Investment Management
announced its intention to realign several of its investment firms. As a result of this realignment, which is scheduled to occur, subject to regulatory requirements, in the third quarter of
2021 (the “Effective Date”), portfolio managers responsible for managing the BNY Mellon High Yield Beta ETF’s investments as employees of the Sub-Adviser, will become employees of Insight
North America LLC (“INA”), which, like the Sub-Adviser, is an affiliate of the Adviser, the BNY Mellon High Yield Beta ETF’s
investment adviser, and will no longer be employees of the
Sub-Adviser. Consequently, effective as of the Effective Date and subject to the approval of the Trust's Board of Trustees
(the “Board”), the Adviser will engage INA to serve as BNY
Mellon High Yield Beta ETF’s sub-adviser, pursuant to a sub-
investment advisory agreement between the Adviser and INA,
replacing the Sub-Adviser. As BNY Mellon High Yield Beta
ETF’s sub-adviser, INA will provide the day-to-day management of BNY Mellon High Yield Beta ETF’s investments, subject to
the Adviser’s supervision and approval. It is currently anticipated that BNY Mellon High Yield Beta ETF’s portfolio managers
who are responsible for the day-to-day management of BNY
Mellon High Yield Beta ETF’s investments will continue to
manage BNY Mellon High Yield Beta ETF’s investments as of
the Effective Date. It is also currently anticipated that there will be no material changes to BNY Mellon High Yield Beta ETF’s
investment objective, strategies or policies, no reduction in the nature or level of services provided to BNY Mellon High Yield
Beta ETF, and no increase in the management fee payable by
BNY Mellon High Yield Beta ETF as a result of the engagement of INA as BNY Mellon High Yield Beta ETF’s sub-adviser. As is the case under the sub-investment advisory agreement between the Adviser and Sub-Adviser, the Adviser (and not BNY Mellon
High Yield Beta ETF) will pay INA for its sub-advisory services.
The rate of sub-investment advisory fee payable by the Adviser to
INA will be the same as that currently payable by the Adviser to
 Fund Name Underlying Index
BNY Mellon US Large Cap Core Equity ETF Morningstar® US Large Cap Index
SM †
BNY Mellon US Mid Cap Core Equity ETF Morningstar® US Mid Cap Index
SM †
BNY Mellon US Small Cap Core Equity ETF Morningstar® US Small Cap Index
SM †
BNY Mellon International Equity ETF Morningstar® Developed Markets ex-US Large Cap Index
SM †
BNY Mellon Emerging Markets Equity ETF Morningstar® Emerging Markets Large Cap Index
SM †
BNY Mellon Core Bond ETF Bloomberg Barclays US Aggregate Total Return Index
††
BNY Mellon Short Duration Corporate Bond ETF Bloomberg Barclays US Corporate 1-5 Years Total Return Index
††
BNY Mellon High Yield Beta ETF Bloomberg Barclays US Corporate High Yield Total Return Index
††

NOTES TO FINANCIAL STATEMENTS
(continued)
Sub-Adviser pursuant to the respective sub-investment advisory agreements. In addition, all other material terms and conditions of the proposed sub-investment advisory agreement between
the Adviser and INA will be substantially similar to those of the sub-investment advisory agreement between the Adviser and
Sub-Adviser.
NOTE 2—Significant Accounting Policies:
The Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification (“ASC”) is the exclusive
reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by
nongovernmental entities. Rules and interpretive releases of the
Securities and Exchange Commission (“SEC”) under authority
of federal laws are also sources of authoritative GAAP for SEC registrants. Each fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946
Financial Services-Investment Companies. Each fund's financial statements are prepared in accordance with GAAP, which may
require the use of management estimates and assumptions.
Actual results could differ from those estimates.
The Trust accounts separately for the assets, liabilities and operations of each fund. Expenses directly attributable to each fund are charged to that fund’s operations; expenses which are applicable to all funds are allocated among them on a pro rata basis.
The Trust enters into contracts that contain a variety of
indemnifications. The funds’ maximum exposure under
these arrangements is unknown. The funds do not anticipate
recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements)
and the lowest priority to unobservable inputs (Level 3
measurements).
Additionally, GAAP provides guidance on determining whether
the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of each fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1
—
unadjusted quoted prices in active markets for
identical investments.
Level 2
—
other significant observable inputs (including
quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3
—
significant unobservable inputs (including the
funds’ own assumptions in determining the fair value of
investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value each fund’s investments are as follows:
Investments in equity securities, including ETFs (but not
including investments in other open-end registered investment companies) are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Association of Securities Dealers Automated Quotation System for which
market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Investments in debt securities excluding short-term investments
(other than U.S. Treasury Bills), are valued each business day by one or more independent pricing services (each, a “Service”)
approved by the Board. Investments for which quoted bid
prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the quoted bid prices (as obtained by the Service from dealers in such securities). Securities are valued as determined by a
Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers;
and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.
Each Service and independent valuation firm is engaged under the general oversight of the Board.
When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly
affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the funds calculate their net asset value, the funds may value these investments at fair value as determined in accordance with the procedures approved by
the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within
Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally
categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to
U.S. dollars at the prevailing rates of exchange.
Futures, which are traded on an exchange, are valued at the last sales price on securities exchange on which such contracts are primarily traded or at the last sales price on the exchange on each business day and are generally categorized within Level 1 of the fair value hierarchy. Swaps are valued by the Service by using a swap pricing model which incorporates among other
factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy.
The table below summarizes the inputs used as of April 30, 2021 in valuing each fund’s investments:
Fair Value Measurements
Investments in Securities
†
Level 1 — Unadjusted
Quoted Prices
Level 2 — Other
Significant
Observable Inputs
Level 3 — Significant
Unobservable Inputs
Assets ($) Liabilities ($) Assets ($) Liabilities ($) Assets ($) Liabilities ($) Total
BNY Mellon US Large Cap Core Equity
ETF
Common Stocks 286,396,661 — — — — — 286,396,661
Short-Term Investments — — 17,000 — — — 17,000
Investment Companies 123,441 — — — — — 123,441
Investment of Cash Collateral for
Securities Loaned 47,936 — — — — — 47,936
Other Financial Instruments:
Futures
††
12,073 — — — — — 12,073
BNY Mellon US Mid Cap Core Equity
ETF
Common Stocks 105,114,201 — — — — — 105,114,201
Investment Companies 71,393 — — — — — 71,393
Investment of Cash Collateral for
Securities Loaned 369,462 — — — — — 369,462
BNY Mellon US Small Cap Core Equity
ETF
Common Stocks 136,185,195 — — — — — 136,185,195
Investment Companies 75,174 — — — — — 75,174
Investment of Cash Collateral for
Securities Loaned 1,224,797 — — — — — 1,224,797
BNY Mellon International Equity ETF
Common Stocks 42,474,106 — — — — — 42,474,106
Preferred Stocks 245,511 — — — — — 245,511
Rights — — 248 — — — 248
Short-Term Investments — — 8,000 — — — 8,000
Investment Companies 23,416 — — — — — 23,416
Other Financial Instruments:
Futures
††
3,116 — — — — — 3,116
BNY Mellon Emerging Markets Equity
ETF
Common Stocks 40,200,533 — 93,708 — — — 40,294,241
Preferred Stocks 1,006,522 — — — — — 1,006,522
Rights — — 763 — — — 763
Short-Term Investments — — 5,000 — — — 5,000
Investment Companies 33,688 — — — — — 33,688
Other Financial Instruments:
Futures
††
143 — — — — — 143
BNY Mellon Core Bond ETF
Asset-Backed Securities — — 138,536 — — — 138,536
Commercial Mortgage-Backed
Securities — — 1,063,154 — — — 1,063,154
Corporate Bonds — — 22,862,903 — — — 22,862,903
Foreign Governmental — — 1,811,766 — — — 1,811,766

NOTES TO FINANCIAL STATEMENTS
(continued)
(b) Foreign currency transactions: BNY Mellon International
Equity ETF and BNY Mellon Emerging Markets Equity ETF
do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from
the fluctuations arising from changes in the market prices
of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on
securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the funds’ books and
the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
Foreign Taxes: The funds may be subject to foreign taxes
(a portion of which may be reclaimable) on income, stock
dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the funds invest. These foreign taxes, if any, are paid by the funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of April
30, 2021, if any, are disclosed in the funds’ Statements of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is
recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY Mellon, the funds may lend securities to qualified institutions. It is the funds’
policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least
100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the
Adviser, or U.S. Government and Agency securities. The funds are entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required
to replace the securities for the benefit of the funds or credit the funds with the market value of the unreturned securities
Investments in Securities
†
Level 1 — Unadjusted
Quoted Prices
Level 2 — Other
Significant
Observable Inputs
Level 3 — Significant
Unobservable Inputs
Assets ($) Liabilities ($) Assets ($) Liabilities ($) Assets ($) Liabilities ($) Total
Municipal Securities — — 147,912 — — — 147,912
Supranational Bank — — 1,383,210 — — — 1,383,210
U.S. Government Agencies — — 25,422,743 — — — 25,422,743
U.S. Treasury Government
Securities — — 30,595,181 — — — 30,595,181
Investment Companies 5,932,957 — — — — — 5,932,957
Investment of Cash Collateral for
Securities Loaned 891,874 — — — — — 891,874
TBA Sale Commitments — — — (429,289) — — (429,289)
BNY Mellon Short Duration Corporate
Bond ETF
Corporate Bonds — — 33,057,838 — — — 33,057,838
Investment Companies 270,977 — — — — — 270,977
Investment of Cash Collateral for
Securities Loaned 113,650 — — — — — 113,650
BNY Mellon High Yield Beta ETF
Corporate Bonds — — 44,296,313 — — — 44,296,313
Investment Companies 203,009 — — — — — 203,009
Investment of Cash Collateral for
Securities Loaned 1,411,270 — — — — — 1,411,270
Other Financial Instruments:
Centrally Cleared Credit Default
Swaps
††
— — 11,908 — — — 11,908
†
See Statement of Investments for additional detailed categorizations, if any.
††
Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and liabilities.

and is subrogated to the funds’ rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
The table below summarizes the amount BNY Mellon earned
from each relevant fund from lending portfolio securities,
pursuant to the securities lending agreement during the period ended April 30, 2021.
Securities Lending Agreement
(d) Affiliated issuers: Investments in other investment
companies advised by the Adviser are defined as “affiliated”
under the Act.
(e) Risk: Certain events particular to the industries in which
BNY Mellon US Large Cap Core Equity ETF, BNY Mellon
US Mid Cap Core Equity ETF, BNY Mellon US Small Cap
Core Equity ETF, BNY Mellon Core Bond ETF, BNY Mellon
Short Duration Corporate Bond ETF and BNY Mellon High
Yield Beta ETF investments conduct their operations, as well as general economic, political and public health conditions, may have a significant negative impact on the investee’s operations and profitability. BNY Mellon International Equity ETF
and BNY Mellon Emerging Markets ETF invest in foreign
markets which may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political, economic developments and public health conditions. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.
The BNY Mellon Emerging Markets Equity ETF follows an
investment policy of investing primarily in emerging market
countries. Because the fund’s investments are concentrated in emerging market countries, the fund’s performance is expected to be closely tied to social, political and economic conditions within such countries and to be more volatile than the performance of more geographically diversified funds.
In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect each fund. Global economies and financial markets are becoming increasingly
interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks
might affect companies world-wide. Recent examples include
pandemic risks related to COVID-19 and aggressive measures
taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing
staff. To the extent the funds may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase each fund’s exposure to risk of loss from adverse developments affecting those countries, companies,
industries or sectors.
BNY Mellon Core Bond ETF, BNY Mellon Short Duration
Corporate Bond ETF and BNY Mellon High Yield Beta ETF
invests in debt securities. Failure of an issuer of the debt securities to make timely interest or principal payments, or a decline or the perception of a decline in the credit quality of a debt security, can cause the debt security’s price to fall, potentially lowering the fund’s share price. High Yield (“junk”) bonds involve greater credit risk, including the risk of default, than investment grade bonds, and are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. In addition, the value of debt securities may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. They may also decline because of factors that affect a particular industry.
(f) Dividends and distributions to shareholders: Dividends
and distributions payable to shareholders are recorded by each fund on the ex-dividend date. BNY Mellon US Large Cap
Core Equity ETF, BNY Mellon US Mid Cap Core Equity ETF,
BNY Mellon US Small Cap Core Equity ETF, BNY Mellon
International Equity ETF and BNY Mellon Emerging Markets
Equity ETF normally declare and pay dividends from investment income-net quarterly. BNY Mellon Core Bond ETF, BNY
Mellon Short Duration Corporate Bond ETF and BNY Mellon
High Yield Beta ETF normally declares and pays dividends from investment income-net monthly. Income dividends for each
fund may vary significantly from period to period. Dividends from net realized capital gains, if any, are normally declared and paid annually, but each fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).
To the extent that net realized capital gains can be offset by capital loss carryovers of a fund, it is the policy of each fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of each fund to
continue to qualify as a regulated investment company, if
such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each fund is treated as a separate entity for the purpose of determining such qualification.
BNY Mellon US Large Cap Core Equity ETF $ 478
BNY Mellon US Mid Cap Core Equity ETF 456
BNY Mellon US Small Cap Core Equity ETF 1,841
BNY Mellon International Equity ETF 3
BNY Mellon Emerging Markets Equity ETF 101
BNY Mellon Core Bond ETF 151
BNY Mellon Short Duration Corporate Bond ETF 21
BNY Mellon High Yield Beta ETF 628

NOTES TO FINANCIAL STATEMENTS
(continued)
As of and during the period ended April 30, 2021, the funds did not have any liabilities for any uncertain tax positions. Each fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations.
During the period ended April 30, 2021, the funds did not incur any interest or penalties.
The tax year in the period ended October 31, 2020 remains
subject to examination by the Internal Revenue Service and state taxing authorities.
The table below summarizes each relevant fund’s accumulated
capital loss carryover available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2020.
Capital Loss Carryover
The table below summarizes each fund’s tax character of
distributions paid to shareholders during the fiscal period
ended October 31, 2020. The tax character of current year
distributions will be determined at the end of the current fiscal year.
Tax Character of Distributions Paid
(h) New Accounting Pronouncement: In March 2020, the
FASB issued Accounting Standards Update 2020-04, Reference
Rate Reform (Topic 848): Facilitation of the Effects of Reference
Rate Reform on Financial Reporting (“ASU 2020-04”), and in
January 2021, the FASB issued Accounting Standards Update
2021-01, Reference Rate Reform (Topic 848): Scope (“ASU 2021-
01”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London
Interbank Offered Rate (“LIBOR”) and other Interbank Offered
Rate (“IBOR”)-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 and ASU 2021-01 is
effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through
December 31, 2022. Management is evaluating the impact of
ASU 2020-04 and ASU 2021-01 on the fund’s investments,
derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.
NOTE 3—Management Fee, Sub-Investment
Advisory Fee and Other Transactions with Affiliates:
(a) Fees payable by the funds pursuant to the provisions of a management agreement with the Adviser are payable monthly,
computed at an annual rate on the average daily value of each fund’s net assets of which are summarized in the table below.
Management Agreement Fees
For BNY Mellon US Mid Cap Core Equity ETF, BNY Mellon US
Small Cap Core Equity ETF, BNY Mellon International Equity
ETF, BNY Mellon Emerging Markets Equity ETF, BNY Mellon
Short Duration Corporate Bond ETF and BNY Mellon High
Yield Beta ETF, each fund’s management agreement provides
that the Adviser will pay substantially all expenses of such fund, except for the management fees, payments under the fund’s 12b-
1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions, costs of holding shareholder
Short-Term
Losses
Long-Term
Losses Total
BNY Mellon US Large Cap Core Equity ETF $349,459 $ - $349,459
BNY Mellon US Mid Cap Core Equity ETF 155,353 - 155,353
BNY Mellon US Small Cap Core Equity ETF 366,346 - 366,346
BNY Mellon International Equity ETF 212,041 - 212,041
BNY Mellon Emerging Markets Equity ETF 81,427 - 81,427
BNY Mellon Core Bond ETF 89,446 - 89,446
BNY Mellon Short Duration Corporate Bond ETF - - -
BNY Mellon High Yield Beta ETF - - -
Ordinary
Income
†
Long-Term
Capital Gains
BNY Mellon US Large Cap Core Equity ETF $386,114 $ -
BNY Mellon US Mid Cap Core Equity ETF 255,842 -
BNY Mellon US Small Cap Core Equity ETF 277,635 -
BNY Mellon International Equity ETF 384,266 -
BNY Mellon Emerging Markets Equity ETF 418,648 -
BNY Mellon Core Bond ETF 229,445 -
BNY Mellon Short Duration Corporate Bond ETF 203,898 -
BNY Mellon High Yield Beta ETF 1,142,444 -
†
Includes short-term capital gain distributions, if any.
BNY Mellon US Large Cap Core Equity ETF 0.00%
BNY Mellon US Mid Cap Core Equity ETF 0.04%
BNY Mellon US Small Cap Core Equity ETF 0.04%
BNY Mellon International Equity ETF 0.04%
BNY Mellon Emerging Markets Equity ETF 0.11%
BNY Mellon Core Bond ETF 0.00%
BNY Mellon Short Duration Corporate Bond ETF 0.06%
BNY Mellon High Yield Beta ETF 0.22%

meetings, fees and expenses associated with the fund’s securities lending program, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund’s business.
Effective March 1, 2021 through March 1, 2022 for BNY Mellon
Emerging Markets Equity ETF the Adviser has contrallually
agreed waive receipt of its management fees and/or assume
expenses of the fund so that the expenses of the fund (excluding payments under the fund’s 12b-1 plan (if any), interest expenses, taxes, brokerage commissions, costs of holding shareholder
meetings, fees and expenses associated with the fund’s securities lending program, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund’s business) do not exceed 0.11% of the value of the fund’s average daily net assets. On or after March 1, 2022, the
Adviser may terminate this expense limitation at any time.
For the BNY Mellon US Large Cap Core Equity ETF and the
BNY Mellon Core Bond ETF, each fund’s management agreement
provides that the Adviser will pay substantially all expenses of such fund, except for the management fees, interest expenses, taxes, brokerage commissions, costs of holding shareholder
meetings, fees and expenses associated with the fund’s securities lending program, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund’s business. For the BNY Mellon US Large Cap Core
Equity ETF and the BNY Mellon Core Bond ETF, each fund’s
management agreement provides that the Adviser will pay all
acquired fund fees and expenses.
The Adviser may from time to time voluntarily waive and/or
reimburse fees or expenses in order to limit total annual fund operating expenses. Any such voluntary waiver or reimbursement may be eliminated by the Adviser at any time. During the period ended April 30, 2021, there were no reduction in expenses
pursuant to the undertakings.
Pursuant to a sub-investment advisory agreement between the
Adviser and the Sub-Adviser, the Sub-Adviser serves as each
fund’s sub-investment adviser responsible for the day-to-day management of each fund’s portfolio. The Adviser pays the
sub-investment adviser a monthly fee at an annual percentage of the value of each fund’s average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”),
upon which each fund may rely, to use a manager of managers
approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-
investment advisers who are either unaffiliated or affiliated with the Adviser without obtaining shareholder approval. The
Order also relieves each fund from disclosing the sub-investment advisory fee paid by the Adviser to a sub-adviser in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-
investment advisory fee payable by the Adviser separately to a sub-adviser that is a wholly-owned subsidiary (as defined in the
1940 Act) of BNY Mellon in documents filed with the SEC and
provided to shareholders; such fees are to be aggregated with fees payable to the Adviser. The Adviser has ultimate responsibility
(subject to oversight by the Board) to supervise any sub-adviser and recommend the hiring, termination, and replacement of any sub-adviser to the Board.
For each fund, the Adviser will pay a contractual fee rate to the Sub-Adviser, at the annual rate set forth in the table below
(stated as a percentage of each fund’s average daily net assets).
The Adviser, and not the funds, pays the Sub-Adviser fee rate.
Sub-Investment Advisory Agreement Fees
(b) The table below summarizes the components of “Due to
BNY Mellon ETF Investment Adviser, LLC.” in the Statements
of Assets and Liabilities for each fund
.
Due to BNY Mellon ETF Investment Adviser, LLC
Management
fees
(c) Each Board member serves as a Board member of each fund
within the Trust. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—Securities Transactions:
The table below summarizes each fund’s aggregate amount of
purchases and sales (including paydowns, if any) of investment securities, excluding short-term securities, futures and swap agreements and in-kind transactions, during the period ended
April 30, 2021.
BNY Mellon US Large Cap Core Equity ETF 0.02%
BNY Mellon US Mid Cap Core Equity ETF 0.02%
BNY Mellon US Small Cap Core Equity ETF 0.02%
BNY Mellon International Equity ETF 0.02%
BNY Mellon Emerging Markets Equity ETF 0.055%
BNY Mellon Core Bond ETF 0.03%
BNY Mellon Short Duration Corporate Bond ETF 0.03%
BNY Mellon High Yield Beta ETF 0.11%
BNY Mellon US Large Cap Core Equity ETF $ -
BNY Mellon US Mid Cap Core Equity ETF 3,382
BNY Mellon US Small Cap Core Equity ETF 4,342
BNY Mellon International Equity ETF 1,407
BNY Mellon Emerging Markets Equity ETF 3,736
BNY Mellon Core Bond ETF -
BNY Mellon Short Duration Corporate Bond ETF 1,551
BNY Mellon High Yield Beta ETF 8,429

NOTES TO FINANCIAL STATEMENTS
(continued)
Purchases and Sales
TBA Securities: During the period ended April 30, 2021,
BNY Mellon Core Bond ETF transacted in TBA securities
that involved buying or selling mortgage-backed securities on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however, delivered securities must meet specified terms defined by industry guidelines,
including issuer, rate and current principal amount outstanding on underling mortgage pools. TBA securities subject to a forward commitment to sell at period end are included at the end of the fund’s Statement of Investments under the caption “TBA Sale
Commitments.” The proceeds and value of these commitments
are reflected
in the fund’s Statement of Assets and Liabilities
 as
Receivable for TBA sale commitments (included in receivable
securities sold) and TBA sale commitments, at value, respectively.
Derivatives: A derivative is a financial instrument whose
performance is derived from the performance of another asset.
Each type of derivative instrument that was held by the fund during the
period ended April 30, 2021
is discussed below.
Futures: In the normal course of pursuing their investment
objective, exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments.
BNY Mellon US Large Cap Core Equity ETF, BNY Mellon
US Mid Cap Core Equity ETF, BNY Mellon US Small Cap
Core Equity ETF, BNY Mellon International Equity ETF and
BNY Mellon Emerging Markets ETF invest in futures in order
to manage their exposure to or protect against changes in the market. A futures contract represents a commitment for the
future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is
traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses
which are recorded in the Statements of Operations.
When the contracts are closed, the fund recognizes a realized gain or loss
which is reflected in the Statements of Operations.
There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at April 30, 2021, are set forth in the Statement of Investments for each fund.
Swap Agreements: BNY Mellon High Yield Beta ETF enters
into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund
enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.
For OTC swaps, the fund accrues for interim payments on a
daily basis, with the net amount recorded within unrealized
appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations.
Upfront payments made and/or received by the fund, are
recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.
Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss)in the Statement of Operations.
Fluctuations in the value of swap agreements are recorded
for financial statement purposes as unrealized appreciation or depreciation on swap agreements.
Credit Default Swaps: Credit default swaps involve
commitments to pay a fixed interest rate in exchange for
payment if a credit event affecting a third party (the referenced obligation or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to
the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation.
Purchases Sales
BNY Mellon US Large Cap Core Equity ETF $ 8,158,976 $ 7,944,263
BNY Mellon US Mid Cap Core Equity ETF 8,544,345 10,642,874
BNY Mellon US Small Cap Core Equity ETF 13,582,838 13,440,445
BNY Mellon International Equity ETF 2,389,345 4,061,460
BNY Mellon Emerging Markets Equity ETF 8,450,424 3,324,918
BNY Mellon Core Bond ETF 35,073,086 22,430,042
BNY Mellon Short Duration Corporate Bond ETF 6,390,126 6,314,672
BNY Mellon High Yield Beta ETF 12,884,517 17,353,461

For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these agreements are
limited to the notional amount of each swap. Credit default
swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.
The maximum potential amount of future payments
(undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement
which may exceed the amount of unrealized appreciation or
depreciation reflected in the Statement of Assets and Liabilities.
Notional amounts of all credit default swap agreements are
disclosed in the Statement of Investments of the fund, which summarizes open credit default swaps entered into by the
fund. These potential amounts would be partially offset by
any recovery values of the respective referenced obligations, underlying securities comprising the referenced index, upfront payments received upon entering into the agreement, or net
amounts received from the settlement of buy protection credit default swap agreements entered into by the fund for the same referenced entity or entities. Credit default swaps open at April
30, 2021 are set forth in the Statement of Investments for the fund.
GAAP requires disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted)
the seller could be required to make under the credit derivative,
(iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. All required disclosures have been made and are incorporated within the current period as part of the Notes to the Statement of Investments and disclosures within this Note.
The following tables show the funds’ exposure to different
types of market risk as it relates to the Statement of Assets and
Liabilities and the Statements of Operations, respectively.
Fair value of derivative instruments as of April 30, 2021 is shown below:
Statement of Assets and Liabilities location:
(a)
Includes cumulative appreciation (depreciation) on futures as reported in the Statement of Investments, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
(b)
Includes cumulative appreciation (depreciation) on swap agreements as reported in the Statement of Investments. Only unpaid variation margin on cleared swap agreements is reported in the Statements of Assets and Liabilities.
The effect of derivative instruments in the Statement of
Operations during the period ended April 30, 2021 is shown
below:
Derivative
Assets ($)
Derivative
Liabilities ($)
BNY Mellon US Large Cap Core Equity ETF
Equity risk
(a)
12,073 -
BNY Mellon International Equity ETF
Equity risk
(a)
3,116 -
BNY Mellon Emerging Markets Equity ETF
Equity risk
(a)
143 -
BNY Mellon High Yield Beta ETF
Credit risk
(a)
11,908 -
Amount of realized gain (loss) on derivatives ($)
Underlying risk Futures
Swap
Agreements Total
BNY Mellon US Large Cap Core Equity ETF
Equity risk 5,453 - 5,453
BNY Mellon US Mid Cap Core Equity ETF
Equity risk 6,273 - 6,273
BNY Mellon US Small Cap Core Equity ETF
Equity risk 7,057 - 7,057
BNY Mellon International Equity ETF
Equity risk 30,459 - 30,459
BNY Mellon Emerging Markets Equity ETF
Equity risk 19,169 - 19,169
BNY Mellon High Yield Beta ETF
Credit risk - 91,807 91,807
Net change in unrealized appreciation (depreciation) on derivatives ($)
Underlying risk Futures
Swap
Agreements Total
BNY Mellon US Large Cap Core Equity ETF
Equity risk 12,073 - 12,073

NOTES TO FINANCIAL STATEMENTS
(continued)
The following table summarizes the average market value of
derivatives outstanding during the period ended April 30, 2021:
The following table summarizes the average notional value of derivatives outstanding during the period ended April 30, 2021:
The table below summarizes the cost of investments inclusive of derivative contracts for federal income tax purposes, gross appreciation, gross depreciation and accumulated net unrealized appreciation (depreciation) on investments inclusive of derivative contracts for each fund at April 30, 2021.
At April 30, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statements of Investments).
Accumulated Net Unrealized Appreciation (Depreciation)
NOTE 5—Shareholder Transactions:
Each fund issues and redeems its shares on a continuous basis, at NAV, to certain institutional investors known as “Authorized
Participants” (typically market makers or other broker-dealers)
only in a large specified number of shares called a Creation
Unit. Except when aggregated in Creation Units, shares of each fund are not redeemable. The value of each fund is determined once each business day. The Creation Unit size for a fund
may change. Authorized Participants will be notified of such change. Creation Unit transactions may be made in-kind, for
cash, or for a combination of securities and cash. The principal consideration for creations and redemptions for each fund is in-
kind, although this may be revised at any time without notice.
The Trust issues and sells shares of each fund only: in Creation
Units on a continuous basis through the Distributor, without a sales load, at their NAV per share determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement. Transactions in capital shares for each fund are disclosed in detail in the Statements of
Changes in Net Assets. The consideration for the purchase of
Creation Units of a fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may
pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian to offset transfer and other transaction costs associated with the issuance and redemption of
Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
Net change in unrealized appreciation (depreciation) on derivatives ($)
Underlying risk Futures
Swap
Agreements Total
BNY Mellon International Equity ETF
Equity risk 15,620 - 15,620
BNY Mellon Emerging Markets Equity ETF
Equity risk 1,437 - 1,437
BNY Mellon High Yield Beta ETF
Credit risk - 28,644 28,644
Average Market
Value
BNY Mellon US Large Cap Core Equity ETF
Equity risk futures $ 85,364
BNY Mellon US Mid Cap Core Equity ETF
Equity risk futures 37,219
BNY Mellon US Small Cap Core Equity ETF
Equity risk futures 31,750
BNY Mellon International Equity ETF
Equity risk futures 177,931
BNY Mellon Emerging Markets Equity ETF
Equity risk futures 99,417
Average
Notional Value
BNY Mellon High Yield Beta ETF
Credit risk swap agreements $ 892,857
Gross
Appreciation
Gross
(Depreciation) Net
BNY Mellon US Large Cap Core Equity ETF $ 33,682,759 $ (528,799) $ 33,153,960
BNY Mellon US Mid Cap Core Equity ETF 23,863,789 (833,814) 23,029,975
BNY Mellon US Small Cap Core Equity ETF 29,104,971 (2,110,088) 26,994,883
BNY Mellon International Equity ETF 12,066,609 (233,500) 11,833,109
BNY Mellon Emerging Markets Equity ETF 11,962,521 (405,110) 11,557,411
BNY Mellon Core Bond ETF 338,001 (1,291,572) (953,571)
BNY Mellon Short Duration Corporate Bond ETF 524,590 (45,931) 478,659
BNY Mellon High Yield Beta ETF 1,985,964 (162,340) 1,823,624

In-kind Redemptions: For financial reporting purposes, in-
kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the funds. Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.
The table below summarizes each fund’s in-kind transactions
associated with creations and redemptions, during the period ended April 30, 2021.
In-Kind Transactions
Cost of
Securities
Received
Value of
Securities
Delivered
BNY Mellon US Large Cap Core Equity ETF $ 190,973,375 $ 36,547,015
BNY Mellon US Mid Cap Core Equity ETF 55,560,937 5,551,705
BNY Mellon US Small Cap Core Equity ETF 81,116,762 8,329,777
BNY Mellon International Equity ETF 6,332,177 1,584,955
BNY Mellon Emerging Markets Equity ETF - 5,216,384
BNY Mellon Core Bond ETF 28,641,808 1,701,778
BNY Mellon Short Duration Corporate Bond ETF 4,997,825 -
BNY Mellon High Yield Beta ETF 21,569,009 28,259,373

For More Information
2021 BNY Mellon Securities Corporation
ETFSA0421
Telephone Call your financial representative or 1-833-ETF-BNYM (383-2696) (inside the U.S. only)
Mail BNY Mellon ETF Trust, 240 Greenwich Street, New York, New York 10286
E-Mail Send your request to info@bnymellon.com
Internet Information can be viewed online or downloaded at www.im.bnymellon.com
BNY Mellon ETF Trust discloses, at www.im.bnymellon.com , the identities and quantities of the securities held by each fund daily.
Each fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (
“
SEC
”
) for the first and
third quarters of each fiscal year on Form N-PORT. Each fund
’
s Forms N-PORT are available on the SEC
’
s website at www.sec.gov .
Additionally, each fund makes its portfolio holdings for the first and third quarters of the most recent fiscal year available at https://
im.bnymellon.com/etfliterature . Each fund
’
s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 1-833-383-2696.
A description of the policies and procedures that each fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how each fund voted these proxies for the most recent 12-month period ended June 30 is available at www.
im.bnymellon.com and on the SEC’s website at www.sec.gov . The description of the policies and procedures is also available without charge, upon request, by calling 1-833-383-2696.
BNY Mellon ETF Trust Custodian
c/o BNY Mellon ETF Investment Adviser, LLC
240 Greenwich Street
New York, NY 10286
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Adviser Transfer Agent & Dividend Disbursing Agent
BNY Mellon ETF Investment Adviser, LLC
201 Washington Street
Boston, MA 02108
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Sub-Adviser Distributor
Mellon Investments Corporation
BNY Mellon Center
One Boston Place
Boston, MA 02108
BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286
Ticker Symbols:
BNY Mellon US Large Cap Core Equity ETF BKLC
BNY Mellon US Mid Cap Core Equity ETF BKMC
BNY Mellon US Small Cap Core Equity ETF BKSE
BNY Mellon International Equity ETF BKIE
BNY Mellon Emerging Markets Equity ETF BKEM
BNY Mellon Core Bond ETF BKAG
BNY Mellon BNY Mellon Short Duration Corporate Bond ETF BKSB
BNY Mellon High Yield Beta ETF BKHY

Item 1. Reports to Stockholders (cont.).
(b)

Not applicable

Item 2. Code of Ethics.
Not applicable.

Item 3. Audit Committee Financial Expert.
Not applicable.

Item 4. Principal Accountant Fees and Services.
Not applicable.

Item 5. Audit Committee of Listed Registrants.
Not applicable.

Item 6. Investments.
(a)

The Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)   Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.
(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable.

Item 13. Exhibits.
(a)(1)   Not applicable.

(a)(2)   Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)   Not applicable.

(a)(4)   Not applicable.

(b)       Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                             BNY Mellon ETF Trust

By (Signature and Title)*       /s/ David J. DiPetrillo
                                                David DiPetrillo, President
                                                (Principal Executive Officer)

Date    06/25/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ David J. DiPetrillo
                                                David DiPetrillo, President
                                                (Principal Executive Officer)

Date    06/25/2021

By (Signature and Title)*       /s/ James Windels
                                                James Windels, Treasurer
                                                (Principal Financial and Accounting Officer)

Date    06/25/2021

* Print the name and title of each signing officer under his or her signature.